UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652
Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2015
Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.5%)
Walt Disney Co.	17,575,364	1,843,480
Home Depot Inc.	14,812,829	1,682,886
* Amazon.com Inc.	4,280,247	1,592,680
Comcast Corp. Class A	27,223,688	1,537,322
McDonald's Corp.	10,803,294	1,052,673
Lowe's Cos. Inc.	10,935,858	813,518
Starbucks Corp.	8,428,010	798,133
NIKE Inc. Class B	7,865,945	789,190
Time Warner Inc.	9,335,393	788,281
Ford Motor Co.	44,465,988	717,681
Twenty-First Century Fox Inc. Class A	20,552,641	695,501
* Priceline Group Inc.	583,811	679,644
Target Corp.	7,159,727	587,599
General Motors Co.	15,204,891	570,183
TJX Cos. Inc.	7,673,760	537,547
* DIRECTV	5,651,701	480,960
Time Warner Cable Inc.	3,157,468	473,241
Yum! Brands Inc.	4,868,379	383,239
Johnson Controls Inc.	7,388,236	372,663
CBS Corp. Class B	5,142,404	311,784
VF Corp.	3,848,265	289,813
* Netflix Inc.	680,022	283,358
Viacom Inc. Class B	4,104,873	280,363
L Brands Inc.	2,763,479	260,568
Delphi Automotive plc	3,262,854	260,180
* Dollar General Corp.	3,410,677	257,097
Macy's Inc.	3,828,476	248,506
* O'Reilly Automotive Inc.	1,142,566	247,068
Ross Stores Inc.	2,326,600	245,131
* AutoZone Inc.	358,550	244,588
Carnival Corp.	5,063,177	242,222
* Chipotle Mexican Grill Inc. Class A	348,699	226,843
Omnicom Group Inc.	2,773,291	216,261
* Dollar Tree Inc.	2,311,689	187,582
Marriott International Inc. Class A	2,331,363	187,255
Kohl's Corp.	2,270,727	177,684
Whirlpool Corp.	877,994	177,407
* CarMax Inc.	2,360,669	162,910
Starwood Hotels & Resorts Worldwide Inc.	1,929,871	161,144
* Bed Bath & Beyond Inc.	2,086,297	160,175
Genuine Parts Co.	1,716,429	159,954
BorgWarner Inc.	2,545,244	153,936
Royal Caribbean Cruises Ltd.	1,851,547	151,549
* Under Armour Inc. Class A	1,875,466	151,444
Hanesbrands Inc.	4,505,178	150,969
* Michael Kors Holdings Ltd.	2,256,599	148,371
Harley-Davidson Inc.	2,377,652	144,419
Tractor Supply Co.	1,530,888	130,217
* Mohawk Industries Inc.	697,630	129,585

Gap Inc.	2,981,298	129,180
Coach Inc.	3,100,476	128,453
Nordstrom Inc.	1,581,380	127,016
Best Buy Co. Inc.	3,272,397	123,664
Wyndham Worldwide Corp.	1,355,232	122,608
Newell Rubbermaid Inc.	3,047,410	119,062
Staples Inc.	7,199,710	117,247
Wynn Resorts Ltd.	910,686	114,637
Tiffany & Co.	1,265,132	111,344
DR Horton Inc.	3,738,390	106,469
Expedia Inc.	1,111,343	104,611
* TripAdvisor Inc.	1,253,381	104,244
Lennar Corp. Class A	2,007,223	103,994
Harman International Industries Inc.	771,643	103,115
Interpublic Group of Cos. Inc.	4,635,748	102,543
H&R Block Inc.	3,094,612	99,244
PVH Corp.	927,087	98,790
Darden Restaurants Inc.	1,394,805	96,716
Gannett Co. Inc.	2,550,710	94,580
* News Corp. Class A	5,615,283	89,901
* Discovery Communications Inc.	3,038,844	89,570
Ralph Lauren Corp. Class A	677,486	89,089
Mattel Inc.	3,803,505	86,910
Family Dollar Stores Inc.	1,081,141	85,670
PulteGroup Inc.	3,726,545	82,841
Goodyear Tire & Rubber Co.	3,031,523	82,094
Hasbro Inc.	1,257,510	79,525
Scripps Networks Interactive Inc. Class A	1,095,130	75,082
Comcast Corp.	1,338,634	75,051
Leggett & Platt Inc.	1,556,078	71,720
Garmin Ltd.	1,358,332	64,548
* AutoNation Inc.	842,745	54,214
* Discovery Communications Inc. Class A	1,671,054	51,402
* Urban Outfitters Inc.	1,124,771	51,346
^ GameStop Corp. Class A	1,220,146	46,317
Cablevision Systems Corp. Class A	2,466,678	45,140
* Fossil Group Inc.	498,690	41,117
		25,913,858
Consumer Staples (9.7%)
Procter & Gamble Co.	30,354,575	2,487,254
Coca-Cola Co.	44,170,128	1,791,099
PepsiCo Inc.	16,662,324	1,593,251
Wal-Mart Stores Inc.	17,752,571	1,460,149
Philip Morris International Inc.	17,387,942	1,309,834
CVS Health Corp.	12,648,232	1,305,424
Altria Group Inc.	22,135,716	1,107,229
Walgreens Boots Alliance Inc.	9,801,394	829,982
Costco Wholesale Corp.	4,945,468	749,214
Mondelez International Inc. Class A	18,540,665	669,133
Colgate-Palmolive Co.	9,584,138	664,564
Kraft Foods Group Inc.	6,609,171	575,758
Kimberly-Clark Corp.	4,108,003	440,008
Kroger Co.	5,522,693	423,370
General Mills Inc.	6,786,348	384,107
Archer-Daniels-Midland Co.	7,129,670	337,946
Lorillard Inc.	4,047,032	264,474
Sysco Corp.	6,658,188	251,213

Reynolds American Inc.	3,463,691	238,683
Mead Johnson Nutrition Co.	2,273,954	228,601
* Monster Beverage Corp.	1,643,562	227,461
* Constellation Brands Inc. Class A	1,891,998	219,869
Whole Foods Market Inc.	4,055,086	211,189
Estee Lauder Cos. Inc. Class A	2,507,327	208,509
Kellogg Co.	2,845,709	187,674
ConAgra Foods Inc.	4,787,463	174,886
Dr Pepper Snapple Group Inc.	2,169,028	170,225
Hershey Co.	1,663,111	167,825
Clorox Co.	1,474,495	162,769
Brown-Forman Corp. Class B	1,751,592	158,256
Keurig Green Mountain Inc.	1,363,048	152,293
Molson Coors Brewing Co. Class B	1,796,886	133,778
JM Smucker Co.	1,143,983	132,393
Tyson Foods Inc. Class A	3,284,324	125,790
McCormick & Co. Inc.	1,442,059	111,197
Coca-Cola Enterprises Inc.	2,439,449	107,824
Campbell Soup Co.	1,998,336	93,023
Hormel Foods Corp.	1,514,442	86,096
		19,942,350
Energy (8.0%)
Exxon Mobil Corp.	47,149,531	4,007,710
Chevron Corp.	21,133,772	2,218,623
Schlumberger Ltd.	14,334,922	1,196,106
ConocoPhillips	13,841,997	861,803
Kinder Morgan Inc.	19,153,958	805,615
Occidental Petroleum Corp.	8,661,282	632,274
EOG Resources Inc.	6,164,700	565,241
Phillips 66	6,109,098	480,175
Anadarko Petroleum Corp.	5,694,931	471,597
Halliburton Co.	9,550,625	419,081
Williams Cos. Inc.	7,565,917	382,760
Valero Energy Corp.	5,787,581	368,206
Marathon Petroleum Corp.	3,069,377	314,273
Baker Hughes Inc.	4,884,251	310,541
Pioneer Natural Resources Co.	1,674,463	273,791
Spectra Energy Corp.	7,543,289	272,841
Devon Energy Corp.	4,343,630	261,964
Apache Corp.	4,235,653	255,537
National Oilwell Varco Inc.	4,607,820	230,345
Noble Energy Inc.	4,347,301	212,583
Marathon Oil Corp.	7,586,657	198,088
Hess Corp.	2,731,008	185,354
EQT Corp.	1,707,403	141,492
Cabot Oil & Gas Corp.	4,644,203	137,143
Tesoro Corp.	1,403,956	128,167
Cimarex Energy Co.	984,829	113,344
ONEOK Inc.	2,342,837	113,018
* Southwestern Energy Co.	4,322,690	100,243
* Cameron International Corp.	2,178,122	98,277
Range Resources Corp.	1,864,459	97,026
* FMC Technologies Inc.	2,602,203	96,308
Murphy Oil Corp.	1,876,218	87,432
Helmerich & Payne Inc.	1,210,606	82,406
^ Chesapeake Energy Corp.	5,818,074	82,384
CONSOL Energy Inc.	2,587,995	72,179

* Newfield Exploration Co.	1,807,398	63,422
^ Transocean Ltd.	3,828,211	56,160
Ensco plc Class A	2,633,892	55,496
Noble Corp. plc	2,721,263	38,860
QEP Resources Inc.	1,816,532	37,875
^ Diamond Offshore Drilling Inc.	756,422	20,265
Denbury Resources Inc.	3,384	25
		16,546,030
Financials (16.1%)
Wells Fargo & Co.	52,701,004	2,866,935
* Berkshire Hathaway Inc. Class B	18,935,765	2,732,810
JPMorgan Chase & Co.	41,907,350	2,538,747
Bank of America Corp.	118,242,959	1,819,759
Citigroup Inc.	34,101,376	1,756,903
US Bancorp	20,021,066	874,320
Goldman Sachs Group Inc.	4,553,837	855,985
American International Group Inc.	15,426,659	845,227
American Express Co.	9,852,066	769,643
Simon Property Group Inc.	3,494,052	683,576
MetLife Inc.	12,560,355	634,926
Morgan Stanley	17,329,883	618,504
PNC Financial Services Group Inc.	5,852,752	545,711
BlackRock Inc.	1,425,963	521,674
Bank of New York Mellon Corp.	12,520,523	503,826
Capital One Financial Corp.	6,200,115	488,693
American Tower Corporation	4,749,685	447,183
ACE Ltd.	3,679,455	410,222
Prudential Financial Inc.	5,103,174	409,836
Charles Schwab Corp.	12,968,274	394,754
Travelers Cos. Inc.	3,612,300	390,598
State Street Corp.	4,634,207	340,753
Marsh & McLennan Cos. Inc.	6,056,040	339,683
CME Group Inc.	3,564,372	337,582
Allstate Corp.	4,680,762	333,130
Public Storage	1,631,711	321,676
Equity Residential	4,089,220	318,387
McGraw Hill Financial Inc.	3,074,275	317,880
BB&T Corp.	8,102,085	315,900
Aflac Inc.	4,933,435	315,789
Crown Castle International Corp.	3,752,715	309,749
Health Care REIT Inc.	3,928,071	303,876
Aon plc	3,150,117	302,789
Intercontinental Exchange Inc.	1,259,014	293,690
Discover Financial Services	5,027,128	283,279
Ventas Inc.	3,718,432	271,520
Ameriprise Financial Inc.	2,051,521	268,421
Chubb Corp.	2,594,964	262,351
AvalonBay Communities Inc.	1,484,363	258,650
Prologis Inc.	5,756,636	250,759
SunTrust Banks Inc.	5,896,055	242,269
Boston Properties Inc.	1,721,970	241,902
T. Rowe Price Group Inc.	2,930,724	237,330
* Berkshire Hathaway Inc. Class A	1,042	226,635
Franklin Resources Inc.	4,403,437	225,984
HCP Inc.	5,179,180	223,792
Vornado Realty Trust	1,964,104	219,980
General Growth Properties Inc.	7,062,203	208,688

Moody's Corp.	1,998,643	207,459
Hartford Financial Services Group Inc.	4,731,700	197,880
Weyerhaeuser Co.	5,901,210	195,625
Invesco Ltd.	4,824,709	191,493
M&T Bank Corp.	1,494,014	189,740
Fifth Third Bancorp	9,158,245	172,633
Northern Trust Corp.	2,467,082	171,832
Host Hotels & Resorts Inc.	8,514,830	171,829
Essex Property Trust Inc.	732,039	168,296
Lincoln National Corp.	2,881,987	165,599
Progressive Corp.	6,024,002	163,853
Principal Financial Group Inc.	3,074,538	157,939
Regions Financial Corp.	15,094,528	142,643
SL Green Realty Corp.	1,108,610	142,323
Loews Corp.	3,355,773	137,016
KeyCorp	9,614,192	136,137
Macerich Co.	1,581,562	133,373
* Affiliated Managers Group Inc.	613,664	131,803
Kimco Realty Corp.	4,637,596	124,519
* CBRE Group Inc. Class A	3,144,725	121,732
XL Group plc Class A	2,869,495	105,597
Huntington Bancshares Inc.	9,106,935	100,632
Unum Group	2,826,982	95,354
* E*TRADE Financial Corp.	3,247,476	92,732
Navient Corp.	4,513,857	91,767
Comerica Inc.	2,005,652	90,515
Cincinnati Financial Corp.	1,661,419	88,520
Plum Creek Timber Co. Inc.	1,979,756	86,020
Leucadia National Corp.	3,545,985	79,040
Torchmark Corp.	1,428,616	78,460
Iron Mountain Inc.	2,102,699	76,706
NASDAQ OMX Group Inc.	1,328,437	67,671
Apartment Investment & Management Co.	1,644,020	64,709
Zions Bancorporation	2,281,103	61,590
Legg Mason Inc.	1,114,447	61,518
Hudson City Bancorp Inc.	5,410,883	56,706
People's United Financial Inc.	3,465,063	52,669
Assurant Inc.	774,425	47,557
* Genworth Financial Inc. Class A	5,585,388	40,829
		33,344,592
Health Care (14.9%)
Johnson & Johnson	31,253,493	3,144,101
Pfizer Inc.	68,890,079	2,396,686
Merck & Co. Inc.	31,902,143	1,833,735
* Gilead Sciences Inc.	16,741,367	1,642,830
Amgen Inc.	8,529,815	1,363,491
* Actavis plc	4,389,133	1,306,294
UnitedHealth Group Inc.	10,719,890	1,268,056
Medtronic plc	16,018,208	1,249,260
Bristol-Myers Squibb Co.	18,682,751	1,205,037
* Biogen Inc.	2,637,128	1,113,501
AbbVie Inc.	17,915,797	1,048,791
* Celgene Corp.	8,998,931	1,037,397
Eli Lilly & Co.	10,990,452	798,456
Abbott Laboratories	16,961,340	785,819
* Express Scripts Holding Co.	8,170,630	708,966
Thermo Fisher Scientific Inc.	4,459,994	599,156

McKesson Corp.	2,617,253	592,023
Anthem Inc.	2,998,812	463,047
Aetna Inc.	3,953,212	421,136
Baxter International Inc.	6,098,812	417,769
* Alexion Pharmaceuticals Inc.	2,272,302	393,790
Cigna Corp.	2,905,039	376,028
* Regeneron Pharmaceuticals Inc.	829,241	374,386
Becton Dickinson and Co.	2,346,788	336,975
Cardinal Health Inc.	3,710,788	334,973
* Vertex Pharmaceuticals Inc.	2,721,167	321,016
Stryker Corp.	3,363,240	310,259
Humana Inc.	1,681,681	299,373
AmerisourceBergen Corp. Class A	2,345,064	266,563
* Boston Scientific Corp.	14,955,377	265,458
Perrigo Co. plc	1,582,581	261,996
Zoetis Inc.	5,629,004	260,567
* Cerner Corp.	3,427,196	251,076
* HCA Holdings Inc.	3,309,230	248,953
* Mylan NV	4,191,427	248,761
Zimmer Holdings Inc.	1,909,804	224,440
* Intuitive Surgical Inc.	411,404	207,771
St. Jude Medical Inc.	3,161,703	206,775
* Endo International plc	1,995,311	178,979
* Edwards Lifesciences Corp.	1,212,179	172,687
* Hospira Inc.	1,926,733	169,244
* Mallinckrodt plc	1,309,368	165,831
* DaVita HealthCare Partners Inc.	1,940,524	157,726
Agilent Technologies Inc.	3,774,676	156,838
* Laboratory Corp. of America Holdings	1,127,476	142,163
CR Bard Inc.	834,792	139,702
* Henry Schein Inc.	942,084	131,534
Quest Diagnostics Inc.	1,622,233	124,669
Universal Health Services Inc. Class B	1,023,421	120,467
* Waters Corp.	933,503	116,053
* Varian Medical Systems Inc.	1,125,153	105,866
DENTSPLY International Inc.	1,578,320	80,321
PerkinElmer Inc.	1,270,485	64,973
* Tenet Healthcare Corp.	1,107,344	54,825
Patterson Cos. Inc.	963,466	47,007
		30,713,596
Industrials (10.3%)
General Electric Co.	113,132,466	2,806,817
3M Co.	7,134,798	1,176,885
Boeing Co.	7,363,346	1,105,091
United Technologies Corp.	9,288,578	1,088,621
Union Pacific Corp.	9,905,882	1,072,906
Honeywell International Inc.	8,797,421	917,659
United Parcel Service Inc. Class B	7,811,515	757,248
Lockheed Martin Corp.	3,015,170	611,959
Danaher Corp.	6,901,847	585,967
Caterpillar Inc.	6,813,522	545,286
FedEx Corp.	2,961,634	490,002
General Dynamics Corp.	3,542,060	480,764
Emerson Electric Co.	7,701,893	436,081
American Airlines Group Inc.	8,062,341	425,530
Delta Air Lines Inc.	9,265,111	416,559
Illinois Tool Works Inc.	3,923,891	381,167

Raytheon Co.	3,454,442	377,398
CSX Corp.	11,134,236	368,766
Eaton Corp. plc	5,334,705	362,440
Northrop Grumman Corp.	2,230,166	358,968
Norfolk Southern Corp.	3,455,442	355,634
Southwest Airlines Co.	7,598,422	336,610
Precision Castparts Corp.	1,593,513	334,638
Deere & Co.	3,816,033	334,628
Cummins Inc.	1,893,196	262,473
Waste Management Inc.	4,799,515	260,278
PACCAR Inc.	3,984,954	251,610
Tyco International plc	4,721,486	203,307
Ingersoll-Rand plc	2,959,896	201,510
Roper Industries Inc.	1,128,117	194,036
Parker-Hannifin Corp.	1,601,319	190,205
Rockwell Automation Inc.	1,523,125	176,667
Stanley Black & Decker Inc.	1,769,306	168,721
WW Grainger Inc.	674,681	159,097
Nielsen NV	3,547,172	158,097
Rockwell Collins Inc.	1,494,391	144,283
AMETEK Inc.	2,709,692	142,367
Textron Inc.	3,111,718	137,942
* Stericycle Inc.	954,842	134,088
Pentair plc	2,050,756	128,972
Kansas City Southern	1,241,131	126,695
Dover Corp.	1,832,837	126,686
Fastenal Co.	3,055,737	126,614
Equifax Inc.	1,343,194	124,917
CH Robinson Worldwide Inc.	1,644,850	120,436
Pall Corp.	1,198,916	120,359
L-3 Communications Holdings Inc.	927,762	116,703
Republic Services Inc. Class A	2,818,009	114,298
Masco Corp.	3,929,799	104,926
Expeditors International of Washington Inc.	2,155,880	103,870
* United Rentals Inc.	1,085,302	98,936
Snap-on Inc.	653,623	96,122
Fluor Corp.	1,661,643	94,980
Robert Half International Inc.	1,519,590	91,966
Cintas Corp.	1,095,195	89,401
Flowserve Corp.	1,514,867	85,575
ADT Corp.	1,924,915	79,922
Xylem Inc.	2,049,101	71,760
* Quanta Services Inc.	2,376,746	67,809
Allegion plc	1,079,217	66,016
* Jacobs Engineering Group Inc.	1,442,287	65,134
Ryder System Inc.	596,062	56,560
Pitney Bowes Inc.	2,266,695	52,859
Dun & Bradstreet Corp.	404,448	51,915
Joy Global Inc.	1,094,981	42,901
		21,338,637
Information Technology (19.6%)
Apple Inc.	65,471,877	8,146,666
Microsoft Corp.	92,212,918	3,748,916
* Facebook Inc. Class A	23,596,193	1,939,961
* Google Inc. Class A	3,209,823	1,780,489
* Google Inc. Class C	3,216,517	1,762,651
Intel Corp.	53,234,031	1,664,628

International Business Machines Corp.	10,332,496	1,658,366
Cisco Systems Inc.	57,378,732	1,579,350
Oracle Corp.	36,033,026	1,554,825
Visa Inc. Class A	21,805,398	1,426,291
QUALCOMM Inc.	18,541,600	1,285,675
MasterCard Inc. Class A	10,972,609	947,924
* eBay Inc.	12,377,227	713,918
Texas Instruments Inc.	11,770,220	673,080
Accenture plc Class A	7,060,370	661,486
Hewlett-Packard Co.	20,429,915	636,596
EMC Corp.	22,346,721	571,182
Automatic Data Processing Inc.	5,340,844	457,390
* salesforce.com inc	6,801,118	454,383
* Yahoo! Inc.	9,785,728	434,829
* Cognizant Technology Solutions Corp. Class A	6,852,291	427,514
* Adobe Systems Inc.	5,349,003	395,505
Avago Technologies Ltd. Class A	2,884,209	366,237
* Micron Technology Inc.	12,109,348	328,527
TE Connectivity Ltd.	4,566,066	327,022
Corning Inc.	14,290,254	324,103
Applied Materials Inc.	13,810,962	311,575
Intuit Inc.	3,110,490	301,593
Broadcom Corp. Class A	6,127,018	265,269
Western Digital Corp.	2,441,090	222,164
Analog Devices Inc.	3,502,847	220,679
Fidelity National Information Services Inc.	3,204,299	218,085
* Fiserv Inc.	2,682,990	213,029
Skyworks Solutions Inc.	2,144,961	210,828
* Alliance Data Systems Corp.	705,948	209,137
* Electronic Arts Inc.	3,495,011	205,559
Amphenol Corp. Class A	3,486,713	205,472
Seagate Technology plc	3,690,702	192,027
Paychex Inc.	3,673,710	182,271
Symantec Corp.	7,670,185	179,214
* Red Hat Inc.	2,061,695	156,173
SanDisk Corp.	2,394,385	152,331
Xerox Corp.	11,750,534	150,994
* Autodesk Inc.	2,548,242	149,429
Equinix Inc.	634,792	147,811
Altera Corp.	3,382,197	145,130
Motorola Solutions Inc.	2,143,337	142,896
* Akamai Technologies Inc.	2,010,211	142,815
Linear Technology Corp.	2,688,713	125,832
Lam Research Corp.	1,790,760	125,774
Xilinx Inc.	2,938,812	124,312
NetApp Inc.	3,504,378	124,265
Western Union Co.	5,861,659	121,981
NVIDIA Corp.	5,804,154	121,452
CA Inc.	3,583,956	116,873
* Citrix Systems Inc.	1,796,646	114,752
Microchip Technology Inc.	2,264,698	110,744
KLA-Tencor Corp.	1,828,759	106,598
Computer Sciences Corp.	1,585,718	103,516
* F5 Networks Inc.	811,303	93,251
Harris Corp.	1,170,930	92,222
Juniper Networks Inc.	4,072,794	91,964
* VeriSign Inc.	1,182,358	79,183

* Teradata Corp.	1,631,459	72,013
Total System Services Inc.	1,851,193	70,623
* First Solar Inc.	845,688	50,564
FLIR Systems Inc.	1,571,815	49,166
		40,487,080
Materials (3.2%)
EI du Pont de Nemours & Co.	10,177,127	727,359
Monsanto Co.	5,432,340	611,356
Dow Chemical Co.	12,232,138	586,898
Praxair Inc.	3,246,080	391,932
LyondellBasell Industries NV Class A	4,451,501	390,842
Ecolab Inc.	3,027,344	346,268
PPG Industries Inc.	1,529,250	344,907
Air Products & Chemicals Inc.	2,167,671	327,925
International Paper Co.	4,752,907	263,739
Sherwin-Williams Co.	906,653	257,943
Freeport-McMoRan Inc.	11,688,435	221,496
Sigma-Aldrich Corp.	1,342,456	185,595
Alcoa Inc.	13,738,506	177,501
Nucor Corp.	3,586,254	170,455
Mosaic Co.	3,495,389	160,998
CF Industries Holdings Inc.	538,502	152,762
Vulcan Materials Co.	1,484,994	125,185
Newmont Mining Corp.	5,607,389	121,736
Eastman Chemical Co.	1,671,070	115,738
Ball Corp.	1,544,131	109,077
Sealed Air Corp.	2,362,664	107,643
International Flavors & Fragrances Inc.	907,928	106,591
Martin Marietta Materials Inc.	695,213	97,191
MeadWestvaco Corp.	1,882,757	93,893
FMC Corp.	1,499,103	85,824
Airgas Inc.	760,329	80,678
Avery Dennison Corp.	1,017,429	53,832
* Owens-Illinois Inc.	1,846,585	43,062
Allegheny Technologies Inc.	1,221,773	36,665
		6,495,091
Telecommunication Services (2.3%)
Verizon Communications Inc.	46,707,997	2,271,410
AT&T Inc.	58,339,024	1,904,769
CenturyLink Inc.	6,367,528	219,998
* Level 3 Communications Inc.	3,223,712	173,565
Frontier Communications Corp.	11,272,631	79,472
^ Windstream Holdings Inc.	6,775,219	50,136
		4,699,350
Utilities (3.0%)
Duke Energy Corp.	7,953,176	610,645
NextEra Energy Inc.	4,984,615	518,649
Dominion Resources Inc.	6,610,870	468,512
Southern Co.	10,227,329	452,866
Exelon Corp.	9,664,853	324,836
American Electric Power Co. Inc.	5,503,516	309,573
PG&E Corp.	5,354,919	284,186
Sempra Energy	2,602,705	283,747
PPL Corp.	7,496,934	252,347
Public Service Enterprise Group Inc.	5,689,626	238,509
Edison International	3,662,304	228,784

Consolidated Edison Inc.			3,292,223	200,826
Xcel Energy Inc.			5,687,511	197,982
Eversource Energy			3,560,914	179,897
FirstEnergy Corp.			4,734,229	165,982
DTE Energy Co.			1,992,144	160,746
Entergy Corp.			2,028,665	157,201
NiSource Inc.			3,554,351	156,960
Wisconsin Energy Corp.			2,534,883	125,477
Ameren Corp.			2,727,689	115,108
CMS Energy Corp.			3,096,736	108,107
CenterPoint Energy Inc.			4,832,219	98,626
NRG Energy Inc.			3,796,904	95,644
AES Corp.			7,268,166	93,396
SCANA Corp.			1,607,173	88,378
Pinnacle West Capital Corp.			1,243,586	79,279
Pepco Holdings Inc.			2,843,180	76,282
AGL Resources Inc.			1,345,014	66,780
Integrys Energy Group Inc.			893,997	64,386
TECO Energy Inc.			2,647,991	51,371
				6,255,082
Total Common Stocks (Cost $117,602,783)				205,735,666
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.128%		962,239,969	962,240

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	15,000	14,999
[4,5] Federal Home Loan Bank Discount Notes	0.063%	4/29/15	10,000	10,000
[4,5] Federal Home Loan Bank Discount Notes	0.133%	7/31/15	25,000	24,988
				49,987
Total Temporary Cash Investments (Cost $1,012,227)				1,012,227
Total Investments (100.1%) (Cost $118,615,010)				206,747,893
Other Assets and Liabilities-Net (-0.1%)[3]				(128,378)
Net Assets (100%)				206,619,515

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,393,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $63,850,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $41,887,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

500 Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	205,735,666	—	—
Temporary Cash Investments	962,240	49,987	—
Futures Contracts—Liabilities[1]	(6,664)	—	—
Total	206,691,242	49,987	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

500 Index Fund

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	1,616	832,563	5,679
E-mini S&P 500 Index	June 2015	925	95,312	313
				5,992

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $118,615,010,000. Net unrealized appreciation of investment securities for tax purposes was $88,132,883,000, consisting of unrealized gains of $91,417,709,000 on securities that had risen in value since their purchase and $3,284,826,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (16.1%)
*	Liberty Global plc	6,293,330	313,471
	Las Vegas Sands Corp.	3,602,050	198,257
*,^ Tesla Motors Inc.		952,716	179,844
*	Charter Communications Inc. Class A	812,760	156,952
*	DISH Network Corp. Class A	2,091,761	146,549
*	Hilton Worldwide Holdings Inc.	4,085,760	121,020
*	TRW Automotive Holdings Corp.	1,093,054	114,607
	Signet Jewelers Ltd.	791,541	109,858
	Advance Auto Parts Inc.	720,048	107,784
*	Liberty Global plc Class A	2,023,896	104,170
	Autoliv Inc.	870,283	102,493
*	Sirius XM Holdings Inc.	25,774,062	98,457
*	Ulta Salon Cosmetics & Fragrance Inc.	633,532	95,568
*	Jarden Corp.	1,768,579	93,558
	Foot Locker Inc.	1,402,943	88,385
	Polaris Industries Inc.	603,077	85,094
	Lear Corp.	765,419	84,824
*	LKQ Corp.	2,991,811	76,471
*	Liberty Media Corp.	1,974,019	75,408
*	MGM Resorts International	3,535,123	74,344
	Williams-Sonoma Inc.	845,740	67,414
*	lululemon athletica Inc.	1,030,207	65,954
*	Toll Brothers Inc.	1,567,936	61,683
	Dick's Sporting Goods Inc.	968,160	55,175
	Domino's Pizza Inc.	541,725	54,470
*	Norwegian Cruise Line Holdings Ltd.	986,882	53,301
	Gentex Corp.	2,885,365	52,802
	Tribune Media Co. Class A	860,540	52,329
	Service Corp. International	1,990,468	51,852
	Aramark	1,619,800	51,234
*	NVR Inc.	38,347	50,950
*	Madison Square Garden Co. Class A	596,919	50,529
	Carter's Inc.	519,445	48,033
	Brunswick Corp.	918,559	47,260
	Cinemark Holdings Inc.	1,024,716	46,184
	Graham Holdings Co. Class B	43,486	45,644
	Dunkin' Brands Group Inc.	958,335	45,578
*	AMC Networks Inc. Class A	583,567	44,725
*	Office Depot Inc.	4,785,771	44,029
	GNC Holdings Inc. Class A	875,249	42,948
*	Sally Beauty Holdings Inc.	1,245,129	42,795
	International Game Technology	2,443,424	42,540
	Six Flags Entertainment Corp.	869,779	42,106
*	Visteon Corp.	434,940	41,928
*	Kate Spade & Co.	1,254,464	41,887
*	Panera Bread Co. Class A	251,946	40,310
	Brinker International Inc.	628,549	38,693
*	Liberty Media Corp. Class A	979,567	37,762
	Vail Resorts Inc.	356,857	36,906

	Jack in the Box Inc.	381,239	36,568
*	Liberty Broadband Corp.	643,226	36,407
*	Live Nation Entertainment Inc.	1,433,008	36,155
	Cracker Barrel Old Country Store Inc.	236,346	35,958
*	Burlington Stores Inc.	596,571	35,448
	Dana Holding Corp.	1,664,314	35,217
*	Restoration Hardware Holdings Inc.	353,049	35,019
*	Tempur Sealy International Inc.	599,830	34,634
*	Tenneco Inc.	598,962	34,392
	Tupperware Brands Corp.	495,955	34,231
*	Buffalo Wild Wings Inc.	187,229	33,933
*	Hyatt Hotels Corp. Class A	569,717	33,739
	CST Brands Inc.	766,406	33,592
	Wolverine World Wide Inc.	994,423	33,263
	Dillard's Inc. Class A	242,447	33,096
*	Murphy USA Inc.	424,238	30,702
	Bloomin' Brands Inc.	1,238,954	30,144
*	Groupon Inc. Class A	4,142,025	29,864
	Pool Corp.	425,368	29,674
	Wendy's Co.	2,711,222	29,552
	American Eagle Outfitters Inc.	1,722,380	29,418
	Thor Industries Inc.	459,218	29,027
*	Skechers U.S.A. Inc. Class A	402,648	28,954
*	Starz	834,483	28,715
	John Wiley & Sons Inc. Class A	463,446	28,335
	Lions Gate Entertainment Corp.	812,564	27,562
*	Vista Outdoor Inc.	631,254	27,030
	Chico's FAS Inc.	1,497,024	26,482
*	Cabela's Inc.	469,207	26,266
	Sotheby's	606,574	25,634
	DSW Inc. Class A	689,728	25,437
*	Houghton Mifflin Harcourt Co.	1,082,096	25,408
*,^ JC Penney Co. Inc.		3,008,430	25,301
	Big Lots Inc.	525,242	25,227
*	Life Time Fitness Inc.	352,652	25,024
*	Deckers Outdoor Corp.	340,450	24,809
	Time Inc.	1,073,356	24,086
*	ServiceMaster Global Holdings Inc.	713,049	24,065
	Men's Wearhouse Inc.	448,043	23,388
*	Asbury Automotive Group Inc.	280,934	23,346
	Cooper Tire & Rubber Co.	540,014	23,134
	Marriott Vacations Worldwide Corp.	280,369	22,724
	Texas Roadhouse Inc. Class A	618,312	22,525
	Lithia Motors Inc. Class A	225,160	22,383
	Sinclair Broadcast Group Inc. Class A	711,973	22,363
*	TRI Pointe Homes Inc.	1,445,031	22,297
	Cheesecake Factory Inc.	449,252	22,162
	Ryland Group Inc.	451,180	21,991
	Choice Hotels International Inc.	342,331	21,933
	HSN Inc.	320,798	21,888
	Penske Automotive Group Inc.	422,328	21,746
*	Liberty TripAdvisor Holdings Inc. Class A	679,631	21,605
*	Helen of Troy Ltd.	264,548	21,558
*	Pinnacle Entertainment Inc.	589,801	21,286
*	Steven Madden Ltd.	557,091	21,169
*	G-III Apparel Group Ltd.	187,379	21,108
*,^ Sears Holdings Corp.		493,890	20,437

	Monro Muffler Brake Inc.	309,501	20,133
*	Grand Canyon Education Inc.	461,494	19,983
	Meredith Corp.	356,001	19,854
*	American Axle & Manufacturing Holdings Inc.	737,150	19,041
*	Five Below Inc.	533,003	18,959
*	Ascena Retail Group Inc.	1,293,728	18,772
	DeVry Education Group Inc.	561,793	18,741
*	Bright Horizons Family Solutions Inc.	360,280	18,472
*	ANN Inc.	449,267	18,433
	Group 1 Automotive Inc.	209,997	18,129
*	Select Comfort Corp.	523,734	18,053
	Aaron's Inc.	637,231	18,040
	Papa John's International Inc.	291,644	18,027
	New York Times Co. Class A	1,302,132	17,917
*	Apollo Education Group Inc.	944,622	17,872
	Regal Entertainment Group Class A	781,289	17,845
*	La Quinta Holdings Inc.	751,959	17,806
*	Gentherm Inc.	350,338	17,696
*	Meritage Homes Corp.	363,284	17,670
	DineEquity Inc.	163,215	17,466
*	Shutterfly Inc.	383,983	17,371
	Nexstar Broadcasting Group Inc. Class A	302,782	17,325
*,^ DreamWorks Animation SKG Inc. Class A		713,884	17,276
*	Genesco Inc.	237,007	16,882
*	Diamond Resorts International Inc.	491,571	16,433
	Columbia Sportswear Co.	269,323	16,402
*	Fiesta Restaurant Group Inc.	263,216	16,056
*	Iconix Brand Group Inc.	468,968	15,790
	Sonic Corp.	491,362	15,576
	Abercrombie & Fitch Co.	699,203	15,410
*	Dorman Products Inc.	304,798	15,164
	Morningstar Inc.	198,883	14,898
	La-Z-Boy Inc.	520,461	14,630
	Core-Mark Holding Co. Inc.	224,774	14,457
*	Tumi Holdings Inc.	584,773	14,304
	Rent-A-Center Inc.	521,218	14,302
	Drew Industries Inc.	230,898	14,209
	Brown Shoe Co. Inc.	430,544	14,122
^	Buckle Inc.	275,711	14,086
	KB Home	886,017	13,840
*	Popeyes Louisiana Kitchen Inc.	230,837	13,809
	Churchill Downs Inc.	119,764	13,769
*	Express Inc.	831,490	13,745
*	Liberty Broadband Corp. Class A	243,020	13,726
*	Standard Pacific Corp.	1,478,319	13,305
	Children's Place Inc.	206,882	13,280
*	Media General Inc.	786,199	12,964
	SeaWorld Entertainment Inc.	666,891	12,858
*	Krispy Kreme Doughnuts Inc.	627,947	12,553
*	Michaels Cos. Inc.	462,979	12,528
*	Vitamin Shoppe Inc.	303,565	12,504
	Pier 1 Imports Inc.	892,883	12,482
	Outerwall Inc.	186,603	12,338
*	Hibbett Sports Inc.	246,253	12,081
*	Red Robin Gourmet Burgers Inc.	138,159	12,020
*,^ GoPro Inc. Class A		272,326	11,822
	Guess? Inc.	628,856	11,690

	Finish Line Inc. Class A	469,446	11,511
	MDC Holdings Inc.	381,354	10,869
*	Boyd Gaming Corp.	765,343	10,868
	Scholastic Corp.	264,663	10,835
	Oxford Industries Inc.	143,413	10,820
*	Penn National Gaming Inc.	685,689	10,738
*	BJ's Restaurants Inc.	211,131	10,652
	Bob Evans Farms Inc.	230,130	10,646
	Interval Leisure Group Inc.	403,723	10,582
	Extended Stay America Inc.	535,563	10,460
*	LifeLock Inc.	740,489	10,448
*	Belmond Ltd. Class A	843,065	10,353
*	Orbitz Worldwide Inc.	885,093	10,320
*,^ Mattress Firm Holding Corp.		147,276	10,256
	Cato Corp. Class A	253,325	10,032
*	Barnes & Noble Inc.	416,993	9,904
*	Crocs Inc.	818,325	9,664
*	Zumiez Inc.	238,692	9,607
*,^ iRobot Corp.		292,252	9,536
	Sturm Ruger & Co. Inc.	189,756	9,418
*	Denny's Corp.	820,329	9,352
	International Speedway Corp. Class A	280,914	9,161
	National CineMedia Inc.	602,509	9,098
	New Media Investment Group Inc.	372,296	8,909
	Standard Motor Products Inc.	210,486	8,895
*	Loral Space & Communications Inc.	129,573	8,868
*	Universal Electronics Inc.	155,768	8,792
*	Regis Corp.	536,159	8,772
	Libbey Inc.	219,154	8,746
*	Biglari Holdings Inc.	21,025	8,706
*	Cooper-Standard Holding Inc.	145,141	8,592
	Capella Education Co.	130,353	8,457
*	Francesca's Holdings Corp.	471,469	8,392
	Sonic Automotive Inc. Class A	329,681	8,209
*,^ Lumber Liquidators Holdings Inc.		266,243	8,195
	Stage Stores Inc.	353,474	8,102
*	Carmike Cinemas Inc.	238,295	8,007
*	EW Scripps Co. Class A	275,778	7,843
	Ethan Allen Interiors Inc.	283,748	7,843
*,^ Conn's Inc.		250,537	7,586
*	Smith & Wesson Holding Corp.	573,833	7,305
*,^ Rentrak Corp.		131,465	7,304
	Fred's Inc. Class A	422,512	7,221
*	Unifi Inc.	196,465	7,090
	Callaway Golf Co.	741,440	7,066
*	Steiner Leisure Ltd.	147,169	6,976
*	Journal Communications Inc. Class A	460,193	6,820
*	Strayer Education Inc.	127,543	6,812
	Nutrisystem Inc.	338,693	6,767
*	Tuesday Morning Corp.	419,909	6,761
*	Modine Manufacturing Co.	496,758	6,691
	Remy International Inc.	301,109	6,688
*	Global Eagle Entertainment Inc.	501,955	6,681
*	Taylor Morrison Home Corp. Class A	313,702	6,541
	Winnebago Industries Inc.	303,484	6,452
*	Gray Television Inc.	455,271	6,292
*	MarineMax Inc.	235,444	6,242

	AMC Entertainment Holdings Inc.	174,146	6,180
	Ruth's Hospitality Group Inc.	383,791	6,095
*	FTD Cos. Inc.	197,746	5,921
*	M/I Homes Inc.	241,558	5,759
*	American Public Education Inc.	191,641	5,745
*	Beazer Homes USA Inc.	317,793	5,631
	Movado Group Inc.	195,462	5,575
*	Pep Boys-Manny Moe & Jack	570,734	5,490
*,^ Scientific Games Corp. Class A		510,441	5,344
	Arctic Cat Inc.	147,056	5,341
*	Overstock.com Inc.	219,427	5,315
*	Tower International Inc.	196,932	5,238
*	Ascent Capital Group Inc. Class A	131,493	5,235
*	Cavco Industries Inc.	69,488	5,216
	Haverty Furniture Cos. Inc.	206,323	5,133
*,^ Zoe's Kitchen Inc.		153,546	5,112
*	Lands' End Inc.	140,119	5,027
*	Federal-Mogul Holdings Corp.	367,512	4,892
^	World Wrestling Entertainment Inc. Class A	348,077	4,877
^	PetMed Express Inc.	291,397	4,814
	Superior Industries International Inc.	253,529	4,799
	ClubCorp Holdings Inc.	246,103	4,765
*	Motorcar Parts of America Inc.	167,276	4,649
	Clear Channel Outdoor Holdings Inc. Class A	454,354	4,598
*	Blue Nile Inc.	143,867	4,581
	Speedway Motorsports Inc.	196,402	4,468
^	Travelport Worldwide Ltd.	267,397	4,466
*,^ Caesars Entertainment Corp.		423,831	4,463
*	Hovnanian Enterprises Inc. Class A	1,242,049	4,422
*	Del Frisco's Restaurant Group Inc.	219,200	4,417
*	K12 Inc.	279,137	4,388
	Marcus Corp.	204,592	4,356
*	America's Car-Mart Inc.	77,272	4,192
*	Nautilus Inc.	274,144	4,186
*	Citi Trends Inc.	153,103	4,134
	Harte-Hanks Inc.	522,708	4,077
	Entravision Communications Corp. Class A	637,783	4,037
	Shoe Carnival Inc.	135,219	3,981
*	Ruby Tuesday Inc.	660,087	3,967
*	Vera Bradley Inc.	234,026	3,798
*	William Lyon Homes Class A	146,766	3,789
	NACCO Industries Inc. Class A	70,511	3,736
	Strattec Security Corp.	50,476	3,727
*	Kirkland's Inc.	155,873	3,702
*,^ Chegg Inc.		446,661	3,551
	Stein Mart Inc.	279,137	3,475
*	Chuy's Holdings Inc.	153,923	3,468
	Tribune Publishing Co.	174,330	3,382
*,^ Tile Shop Holdings Inc.		275,727	3,339
*	Career Education Corp.	661,827	3,329
*,^ El Pollo Loco Holdings Inc.		128,821	3,299
	Bassett Furniture Industries Inc.	113,825	3,246
	Big 5 Sporting Goods Corp.	240,539	3,192
*,^ Wayfair Inc.		98,467	3,163
*	Morgans Hotel Group Co.	400,974	3,108
*	Famous Dave's of America Inc.	105,294	3,001
	Carriage Services Inc. Class A	124,355	2,968

*	Cumulus Media Inc. Class A	1,193,959	2,949
*	Vince Holding Corp.	155,348	2,882
*	Aeropostale Inc.	810,118	2,811
	Collectors Universe Inc.	124,595	2,811
*	Isle of Capri Casinos Inc.	200,053	2,811
*	Stoneridge Inc.	241,192	2,723
*	Dave & Buster's Entertainment Inc.	88,861	2,707
*	1-800-Flowers.com Inc. Class A	225,149	2,664
*	VOXX International Corp. Class A	287,757	2,636
*	Jamba Inc.	176,103	2,590
	Marine Products Corp.	298,108	2,555
*	Perry Ellis International Inc.	109,373	2,533
*	EVINE Live Inc.	374,589	2,513
	Saga Communications Inc. Class A	56,022	2,495
*	Quiksilver Inc.	1,324,890	2,451
*,^ Container Store Group Inc.		127,938	2,437
*	ZAGG Inc.	279,858	2,426
*	Carrols Restaurant Group Inc.	287,804	2,386
	Culp Inc.	88,872	2,377
*	zulily Inc. Class A	174,000	2,260
*	Malibu Boats Inc. Class A	96,777	2,260
*	Bravo Brio Restaurant Group Inc.	153,697	2,258
	AH Belo Corp. Class A	272,851	2,246
	Destination Maternity Corp.	147,233	2,217
	Universal Technical Institute Inc.	228,731	2,196
*	Kona Grill Inc.	75,820	2,155
*	Entercom Communications Corp. Class A	175,919	2,137
*,^ Noodles & Co. Class A		121,711	2,123
*	Sizmek Inc.	292,116	2,121
	Cherokee Inc.	108,760	2,119
	CSS Industries Inc.	69,307	2,090
*	Installed Building Products Inc.	95,091	2,069
*,^ Sequential Brands Group Inc.		191,483	2,049
	Spartan Motors Inc.	419,096	2,033
*	Fuel Systems Solutions Inc.	183,161	2,022
*,^ Weight Watchers International Inc.		285,583	1,996
*	Build-A-Bear Workshop Inc.	100,219	1,969
*	Potbelly Corp.	142,090	1,947
	Rocky Brands Inc.	89,784	1,939
	Escalade Inc.	110,736	1,925
*	2U Inc.	74,748	1,912
*	Fox Factory Holding Corp.	124,373	1,908
*	Christopher & Banks Corp.	339,393	1,887
	Hooker Furniture Corp.	99,040	1,887
*	LGI Homes Inc.	113,201	1,886
*	Skullcandy Inc.	166,363	1,880
	Flexsteel Industries Inc.	59,627	1,866
*	Black Diamond Inc.	195,045	1,843
*,^ JAKKS Pacific Inc.		254,479	1,741
*	Central European Media Enterprises Ltd. Class A	643,471	1,712
*	Martha Stewart Living Omnimedia Inc. Class A	260,338	1,692
	Lifetime Brands Inc.	110,561	1,689
*	Crown Media Holdings Inc. Class A	404,797	1,619
*	Monarch Casino & Resort Inc.	84,480	1,617
*,^ SFX Entertainment Inc.		392,055	1,603
*	Destination XL Group Inc.	318,934	1,576
	Winmark Corp.	17,886	1,566

	Weyco Group Inc.	52,112	1,558
*	Lee Enterprises Inc.	485,573	1,539
*	Green Brick Partners Inc.	185,085	1,532
	Tandy Leather Factory Inc.	173,075	1,527
*	Tilly's Inc. Class A	97,174	1,521
*	Gaiam Inc. Class A	201,271	1,467
	Nathan's Famous Inc.	26,975	1,461
	Town Sports International Holdings Inc.	214,302	1,459
*	WCI Communities Inc.	57,867	1,386
*	Bridgepoint Education Inc.	141,997	1,370
	bebe stores inc	372,084	1,351
*,^ ITT Educational Services Inc.		189,008	1,283
*	West Marine Inc.	133,728	1,240
*	LeapFrog Enterprises Inc.	566,754	1,236
*	Dixie Group Inc.	134,974	1,222
	Ark Restaurants Corp.	47,000	1,171
*	Reading International Inc. Class A	85,580	1,151
*,^ Papa Murphy's Holdings Inc.		61,135	1,109
*	McClatchy Co. Class A	599,191	1,103
*	Cinedigm Corp. Class A	657,902	1,066
*	Systemax Inc.	86,914	1,062
*	Eldorado Resorts Inc.	201,414	1,013
*	Blyth Inc.	132,133	1,003
	Superior Uniform Group Inc.	52,742	1,001
*	RCI Hospitality Holdings Inc.	94,602	985
*	hhgregg Inc.	159,657	979
*	Sportsman's Warehouse Holdings Inc.	122,110	976
*	Century Casinos Inc.	177,478	967
*	Boot Barn Holdings Inc.	39,832	953
*	Luby's Inc.	176,282	915
*	Rave Restaurant Group Inc.	64,290	897
	Johnson Outdoors Inc. Class A	26,988	894
	Frisch's Restaurants Inc.	32,865	892
*	Shiloh Industries Inc.	63,157	887
*	Insignia Systems Inc.	291,212	874
*	Ballantyne Strong Inc.	189,702	859
*	Radio One Inc.	277,512	855
*	Pacific Sunwear of California Inc.	303,736	838
*	Intrawest Resorts Holdings Inc.	95,371	832
*	Red Lion Hotels Corp.	124,196	828
*	Gaming Partners International Corp.	74,766	804
*	Cosi Inc.	290,179	772
^	Bon-Ton Stores Inc.	109,854	765
*	Sears Hometown and Outlet Stores Inc.	97,424	752
*,^ American Apparel Inc.		1,056,873	741
*	Trans World Entertainment Corp.	195,751	724
*	Emmis Communications Corp. Class A	348,385	693
*	Ambassadors Group Inc.	269,686	682
*	Gordmans Stores Inc.	81,235	674
	Beasley Broadcast Group Inc. Class A	131,564	672
*	Delta Apparel Inc.	53,169	654
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		235,525	629
*	Lakes Entertainment Inc.	69,306	594
	Dover Motorsports Inc.	244,223	579
*	Empire Resorts Inc.	125,051	575
*	New York & Co. Inc.	217,414	544
	Lincoln Educational Services Corp.	221,172	504

*,^ Shake Shack Inc. Class A		9,890	495
*	Lakeland Industries Inc.	55,051	493
*	Dex Media Inc.	111,432	467
*	Liberty Tax Inc.	16,748	466
*	Century Communities Inc.	23,230	449
*,^ UQM Technologies Inc.		349,913	385
*	Cambium Learning Group Inc.	117,787	372
*	Summer Infant Inc.	135,595	366
*	Perfumania Holdings Inc.	64,749	354
*	Full House Resorts Inc.	227,501	344
*	ReachLocal Inc.	116,610	339
	Emerson Radio Corp.	246,030	322
*	Geeknet Inc.	39,690	317
*,^ YOU On Demand Holdings Inc.		139,876	298
*	Spanish Broadcasting System Inc.	73,134	294
*	Dover Downs Gaming & Entertainment Inc.	247,196	289
*	Ignite Restaurant Group Inc.	59,497	289
*	UCP Inc.	32,643	284
*	Books-A-Million Inc.	101,558	278
*	Stanley Furniture Co. Inc.	76,292	240
*	Daily Journal Corp.	1,300	238
*,^ Clean Diesel Technologies Inc.		124,044	226
*	Learning Tree International Inc.	143,163	221
*	Charles & Colvard Ltd.	182,786	214
*	Good Times Restaurants Inc.	28,372	204
*	New Home Co. Inc.	12,690	202
*	Skyline Corp.	56,914	198
	Sypris Solutions Inc.	86,675	195
*	Turtle Beach Corp.	102,129	190
	Salem Media Group Inc. Class A	29,071	179
*	Townsquare Media Inc. Class A	12,809	165
*	Nova Lifestyle Inc.	58,790	147
*	CafePress Inc.	37,483	146
*	Forward Industries Inc.	190,865	145
*	Joe's Jeans Inc.	631,067	134
*	NTN Buzztime Inc.	287,989	121
*,^ EveryWare Global Inc.		98,550	118
*,^ Comstock Holding Cos. Inc. Class A		122,728	113
*	Hemisphere Media Group Inc.	6,626	84
*	US Auto Parts Network Inc.	36,063	78
*	Premier Exhibitions Inc.	18,519	68
	Metaldyne Performance Group Inc.	3,641	66
*	Appliance Recycling Centers of America Inc.	24,098	49
*	SPAR Group Inc.	33,227	48
*	Nevada Gold & Casinos Inc.	30,913	45
	Flanigan's Enterprises Inc.	1,352	43
*	Diversified Restaurant Holdings Inc.	6,700	28
*	AG&E Holdings Inc.	29,185	23
*	Entertainment Gaming Asia Inc.	5,677	10
	AMCON Distributing Co.	100	8
*	DGSE Cos. Inc.	1,051	2
*	Here Media Inc.	12,670	—
			7,223,615
Consumer Staples (3.2%)
	Bunge Ltd.	1,432,824	118,007
	Church & Dwight Co. Inc.	1,280,889	109,414
	Energizer Holdings Inc.	612,622	84,572

*	Rite Aid Corp.	9,007,037	78,271
*	WhiteWave Foods Co. Class A	1,721,752	76,343
*	Hain Celestial Group Inc.	992,702	63,583
	Ingredion Inc.	709,192	55,189
*	Sprouts Farmers Market Inc.	1,401,940	49,390
	Pinnacle Foods Inc.	1,083,953	44,236
	Flowers Foods Inc.	1,814,958	41,272
*	United Natural Foods Inc.	492,652	37,954
*	TreeHouse Foods Inc.	417,258	35,475
	Nu Skin Enterprises Inc. Class A	584,334	35,183
	Casey's General Stores Inc.	381,537	34,377
	Avon Products Inc.	4,214,116	33,671
*,^ Herbalife Ltd.		667,286	28,533
*	Post Holdings Inc.	505,888	23,696
*	Boston Beer Co. Inc. Class A	87,929	23,512
*	SUPERVALU Inc.	2,016,871	23,456
*	Darling Ingredients Inc.	1,616,345	22,645
	Spectrum Brands Holdings Inc.	206,090	18,457
	Lancaster Colony Corp.	191,609	18,235
*	Fresh Market Inc.	433,128	17,602
	PriceSmart Inc.	199,257	16,933
	Coty Inc. Class A	690,390	16,756
	Snyder's-Lance Inc.	512,456	16,378
^	Sanderson Farms Inc.	200,924	16,004
	Vector Group Ltd.	724,868	15,925
	J&J Snack Foods Corp.	147,016	15,687
	B&G Foods Inc.	526,943	15,508
	Dean Foods Co.	918,959	15,190
	Fresh Del Monte Produce Inc.	354,595	13,797
^	Pilgrim's Pride Corp.	610,009	13,780
*	HRG Group Inc.	1,082,837	13,514
	WD-40 Co.	135,571	12,003
	SpartanNash Co.	372,113	11,744
	Cal-Maine Foods Inc.	296,902	11,597
*	Seaboard Corp.	2,790	11,528
	Andersons Inc.	264,066	10,924
	Universal Corp.	227,829	10,744
	Tootsie Roll Industries Inc.	254,196	8,622
*	Diamond Foods Inc.	251,391	8,188
	Calavo Growers Inc.	142,850	7,345
*	USANA Health Sciences Inc.	64,159	7,129
*	Revlon Inc. Class A	162,002	6,675
	Ingles Markets Inc. Class A	132,986	6,580
	Weis Markets Inc.	131,458	6,541
	Coca-Cola Bottling Co. Consolidated	55,323	6,255
*	Central Garden and Pet Co. Class A	533,344	5,664
*	Boulder Brands Inc.	590,036	5,623
	Inter Parfums Inc.	162,989	5,317
*	Medifast Inc.	161,268	4,833
*	National Beverage Corp.	185,980	4,540
*	Diplomat Pharmacy Inc.	125,112	4,326
*,^ Elizabeth Arden Inc.		261,261	4,076
	John B Sanfilippo & Son Inc.	92,666	3,994
*	Chefs' Warehouse Inc.	169,148	3,794
*	Landec Corp.	219,973	3,069
*	Omega Protein Corp.	196,182	2,686
*	Natural Grocers by Vitamin Cottage Inc.	86,157	2,379

*	Seneca Foods Corp. Class A	74,339	2,216
*	Smart & Final Stores Inc.	122,748	2,160
	MGP Ingredients Inc.	154,908	2,085
*	Farmer Bros Co.	79,219	1,961
	Alico Inc.	37,462	1,920
*	Lifeway Foods Inc.	88,065	1,884
*	Inventure Foods Inc.	167,814	1,878
	Oil-Dri Corp. of America	54,081	1,820
	Limoneira Co.	83,354	1,817
*	Nutraceutical International Corp.	92,160	1,816
	Village Super Market Inc. Class A	53,923	1,695
	Orchids Paper Products Co.	60,619	1,634
*	Rocky Mountain Chocolate Factory Inc.	111,705	1,550
*	Roundy's Inc.	314,357	1,537
*,^ Fairway Group Holdings Corp.		174,171	1,179
*	Craft Brew Alliance Inc.	81,677	1,114
*	Alliance One International Inc.	980,166	1,078
	United-Guardian Inc.	56,614	1,072
	Nature's Sunshine Products Inc.	68,274	896
*	Synutra International Inc.	124,300	796
	Liberator Medical Holdings Inc.	207,938	728
*,^ S&W Seed Co.		155,550	719
*	Lifevantage Corp.	856,685	677
*	Natural Alternatives International Inc.	112,367	616
	Female Health Co.	204,487	579
*	Castle Brands Inc.	393,383	551
*	Primo Water Corp.	76,704	401
*,^ Freshpet Inc.		15,413	300
*	22nd Century Group Inc.	260,932	224
*	Reed's Inc.	31,178	174
*	Mannatech Inc.	9,204	171
*,^ Rock Creek Pharmaceuticals Inc.		1,507,161	154
*	Coffee Holding Co. Inc.	20,810	101
*	RiceBran Technologies	20,529	82
*,^ Vapor Corp.		65,077	66
*	Reliv International Inc.	44,259	50
*	Crystal Rock Holdings Inc.	42,584	31
*	Ocean Bio-Chem Inc.	1,200	5
*	Tofutti Brands Inc.	500	2
			1,456,460
Energy (4.5%)
*	Cheniere Energy Inc.	2,160,531	167,225
*	Concho Resources Inc.	1,176,480	136,378
*	Weatherford International plc	7,651,483	94,113
	HollyFrontier Corp.	1,934,676	77,909
*	Dresser-Rand Group Inc.	760,048	61,070
*	Whiting Petroleum Corp.	1,858,287	57,421
	Oceaneering International Inc.	985,791	53,164
	Energen Corp.	723,931	47,779
	Targa Resources Corp.	474,840	45,485
	Core Laboratories NV	432,016	45,141
*	Diamondback Energy Inc.	577,616	44,384
	World Fuel Services Corp.	713,400	41,006
*	Gulfport Energy Corp.	843,761	38,737
	Nabors Industries Ltd.	2,806,198	38,305
*	Continental Resources Inc.	845,474	36,922
	SemGroup Corp. Class A	423,779	34,470

	SM Energy Co.	665,672	34,402
	Western Refining Inc.	693,772	34,265
	Superior Energy Services Inc.	1,500,780	33,527
	PBF Energy Inc. Class A	826,983	28,051
*	Cobalt International Energy Inc.	2,945,565	27,718
	Patterson-UTI Energy Inc.	1,438,536	27,009
*	Dril-Quip Inc.	390,989	26,740
	Denbury Resources Inc.	3,424,300	24,963
*,^ Ultra Petroleum Corp.		1,517,008	23,711
	California Resources Corp.	3,012,422	22,925
*	Carrizo Oil & Gas Inc.	458,355	22,757
	Exterran Holdings Inc.	674,852	22,655
*	WPX Energy Inc.	1,996,262	21,819
	Rowan Cos. plc Class A	1,229,170	21,769
*	PDC Energy Inc.	387,450	20,938
*	Oil States International Inc.	525,021	20,880
	Delek US Holdings Inc.	501,664	19,941
*	Antero Resources Corp.	544,104	19,218
	Bristow Group Inc.	347,942	18,945
^	US Silica Holdings Inc.	529,376	18,851
*,^ Oasis Petroleum Inc.		1,323,671	18,823
	Atwood Oceanics Inc.	588,196	16,534
*	Laredo Petroleum Inc.	1,163,367	15,170
*	Matador Resources Co.	664,201	14,559
*	Helix Energy Solutions Group Inc.	966,847	14,464
*	Rice Energy Inc.	644,473	14,024
^	Peabody Energy Corp.	2,673,067	13,152
*	Memorial Resource Development Corp.	725,823	12,876
*	Unit Corp.	453,288	12,683
*	Forum Energy Technologies Inc.	644,382	12,630
*	Rosetta Resources Inc.	726,637	12,367
*	SEACOR Holdings Inc.	175,929	12,257
*	RSP Permian Inc.	466,656	11,755
*	Synergy Resources Corp.	868,746	10,295
	Green Plains Inc.	335,125	9,568
*	Bonanza Creek Energy Inc.	370,389	9,134
*	McDermott International Inc.	2,357,905	9,054
^	Tidewater Inc.	464,384	8,888
*	Kosmos Energy Ltd.	1,087,667	8,603
*	Parsley Energy Inc. Class A	516,987	8,261
*	Stone Energy Corp.	551,225	8,092
	RPC Inc.	609,301	7,805
*	Newpark Resources Inc.	855,078	7,790
	CVR Energy Inc.	165,432	7,041
*,^ SandRidge Energy Inc.		3,886,246	6,918
*,^ Sanchez Energy Corp.		509,091	6,623
	Frank's International NV	342,449	6,404
*	Hornbeck Offshore Services Inc.	318,040	5,982
^	CARBO Ceramics Inc.	191,411	5,840
*	C&J Energy Services Ltd.	458,351	5,101
*,^ Magnum Hunter Resources Corp.		1,880,188	5,020
*	TETRA Technologies Inc.	800,449	4,947
*	Matrix Service Co.	268,210	4,710
*	Penn Virginia Corp.	713,935	4,626
*	Parker Drilling Co.	1,273,120	4,443
*,^ Northern Oil and Gas Inc.		573,110	4,419
*	Westmoreland Coal Co.	154,554	4,136

*	Bill Barrett Corp.	490,457	4,071
	Alon USA Energy Inc.	244,624	4,053
	Tesco Corp.	352,637	4,009
*	Era Group Inc.	188,623	3,931
*,^ Halcon Resources Corp.		2,512,626	3,869
*	Callon Petroleum Co.	517,273	3,864
*,^ Clean Energy Fuels Corp.		713,253	3,805
*,^ Triangle Petroleum Corp.		734,727	3,696
*,^ EP Energy Corp. Class A		351,411	3,683
*	Abraxas Petroleum Corp.	1,118,352	3,635
*	Cloud Peak Energy Inc.	611,332	3,558
*	Par Petroleum Corp.	150,746	3,499
*	Pioneer Energy Services Corp.	638,269	3,459
*	Contango Oil & Gas Co.	156,727	3,448
*	Clayton Williams Energy Inc.	68,095	3,448
*	RigNet Inc.	119,586	3,419
	Gulfmark Offshore Inc.	261,510	3,410
^	Energy XXI Ltd.	927,093	3,375
^	EXCO Resources Inc.	1,720,905	3,149
*	REX American Resources Corp.	49,705	3,023
*	ION Geophysical Corp.	1,307,822	2,838
	Panhandle Oil and Gas Inc. Class A	133,852	2,649
*	Renewable Energy Group Inc.	285,290	2,630
	Gulf Island Fabrication Inc.	169,074	2,512
*,^ Pacific Ethanol Inc.		232,284	2,506
*	Basic Energy Services Inc.	349,793	2,424
*	Key Energy Services Inc.	1,324,534	2,411
*,^ Approach Resources Inc.		358,860	2,365
*	PHI Inc.	75,566	2,248
*,^ Alpha Natural Resources Inc.		2,236,312	2,236
*	Geospace Technologies Corp.	134,449	2,220
*,^ Arch Coal Inc.		2,157,825	2,158
*	Eclipse Resources Corp.	377,787	2,123
	W&T Offshore Inc.	376,492	1,924
*	Natural Gas Services Group Inc.	99,442	1,911
*,^ Solazyme Inc.		644,556	1,843
*,^ FMSA Holdings Inc.		250,005	1,810
*,^ Rex Energy Corp.		472,761	1,759
*	Ring Energy Inc.	165,584	1,759
*	Willbros Group Inc.	518,166	1,715
*	Gastar Exploration Inc.	653,017	1,711
*,^ Goodrich Petroleum Corp.		458,654	1,628
^	Comstock Resources Inc.	443,090	1,582
*	Seventy Seven Energy Inc.	374,478	1,554
*	VAALCO Energy Inc.	607,215	1,488
*	PetroQuest Energy Inc.	618,801	1,423
	Adams Resources & Energy Inc.	19,805	1,331
	Evolution Petroleum Corp.	218,440	1,300
*,^ Uranium Energy Corp.		824,330	1,237
*	PHI Inc.	40,295	1,212
*	Jones Energy Inc. Class A	128,151	1,151
	Hallador Energy Co.	97,070	1,135
^	Paragon Offshore plc	842,236	1,095
*,^ Swift Energy Co.		470,444	1,016
*,^ CAMAC Energy Inc.		1,835,922	955
*	Isramco Inc.	7,245	911
	Dawson Geophysical Co.	207,472	886

*,^ Amyris Inc.		340,460	817
*	Warren Resources Inc.	804,808	716
*,^ Hercules Offshore Inc.		1,702,577	714
*	FX Energy Inc.	540,114	675
*	Vantage Drilling Co.	2,023,496	663
*	Mitcham Industries Inc.	143,591	661
*,^ Uranerz Energy Corp.		576,620	640
*	TransAtlantic Petroleum Ltd.	119,502	638
*,^ Nuverra Environmental Solutions Inc.		163,060	581
*,^ Vertex Energy Inc.		135,213	500
*,^ Royale Energy Inc.		291,305	457
*	CHC Group Ltd.	326,857	435
*,^ Emerald Oil Inc.		570,641	422
*	Synthesis Energy Systems Inc.	398,574	415
*,^ Zion Oil & Gas Inc.		234,790	409
*	Resolute Energy Corp.	721,222	406
*,^ Glori Energy Inc.		167,794	357
*	US Energy Corp. Wyoming	289,313	327
*,^ Midstates Petroleum Co. Inc.		358,732	305
*,^ Uranium Resources Inc.		204,442	272
*,^ Miller Energy Resources Inc.		411,806	257
*,^ Gevo Inc.		1,167,017	235
^	ZaZa Energy Corp.	138,805	226
*	Profire Energy Inc.	155,213	210
*	Harvest Natural Resources Inc.	468,144	209
*	Magellan Petroleum Corp.	395,021	201
*	PrimeEnergy Corp.	3,726	198
*	Forbes Energy Services Ltd.	143,916	148
*	Independence Contract Drilling Inc.	20,049	140
*,^ GreenHunter Resources Inc.		195,206	137
*	Tengasco Inc.	558,194	127
*	Barnwell Industries Inc.	46,909	112
*	Lilis Energy Inc.	103,154	101
*,^ Saratoga Resources Inc.		501,406	100
*	Aspen Aerogels Inc.	13,336	97
*	Enservco Corp.	47,023	82
*	Dakota Plains Holdings Inc.	40,705	75
*	Ceres Inc.	216,292	71
*	Earthstone Energy Inc.	3,000	71
*	Aemetis Inc.	14,985	63
*	Yuma Energy Inc.	57,243	58
*,^ Lucas Energy Inc.		250,303	55
*	Escalera Resources Co.	116,717	41
*	American Eagle Energy Corp.	203,102	37
*	FieldPoint Petroleum Corp.	35,776	37
*	PEDEVCO Corp.	40,105	33
*	ENGlobal Corp.	18,000	30
*,^ Superior Drilling Products Inc.		4,028	12
*	PostRock Energy Corp.	6,760	12
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	4
*	SAExploration Holdings Inc.	678	2
			2,007,238
Financials (23.5%)
	Realty Income Corp.	2,196,986	113,364
*	Markel Corp.	137,728	105,907
	TD Ameritrade Holding Corp.	2,684,947	100,041
	Federal Realty Investment Trust	676,546	99,594

Annaly Capital Management Inc.	9,334,600	97,080
Voya Financial Inc.	2,239,941	96,564
* Ally Financial Inc.	4,303,950	90,297
American Realty Capital Properties Inc.	8,970,457	88,359
Digital Realty Trust Inc.	1,334,879	88,049
UDR Inc.	2,517,805	85,681
Willis Group Holdings plc	1,750,502	84,339
* Arch Capital Group Ltd.	1,274,872	78,532
CIT Group Inc.	1,726,886	77,917
* Alleghany Corp.	158,891	77,380
Everest Re Group Ltd.	438,385	76,279
Arthur J Gallagher & Co.	1,615,698	75,534
Jones Lang LaSalle Inc.	440,948	75,138
American Capital Agency Corp.	3,483,156	74,296
Extra Space Storage Inc.	1,091,355	73,743
First Republic Bank	1,282,186	73,200
New York Community Bancorp Inc.	4,373,477	73,168
Duke Realty Corp.	3,360,943	73,168
Raymond James Financial Inc.	1,243,481	70,605
Alexandria Real Estate Equities Inc.	711,177	69,724
MSCI Inc. Class A	1,107,232	67,884
Lazard Ltd. Class A	1,277,049	67,160
Camden Property Trust	849,761	66,392
* Realogy Holdings Corp.	1,448,975	65,899
WP Carey Inc.	962,535	65,452
Kilroy Realty Corp.	847,217	64,533
* Signature Bank	495,979	64,269
* SVB Financial Group	502,440	63,830
Reinsurance Group of America Inc. Class A	678,191	63,201
Regency Centers Corp.	920,281	62,616
East West Bancorp Inc.	1,421,478	57,513
Mid-America Apartment Communities Inc.	740,775	57,240
SEI Investments Co.	1,288,653	56,817
* Howard Hughes Corp.	356,941	55,333
PartnerRe Ltd.	483,453	55,273
DDR Corp.	2,953,890	55,001
Omega Healthcare Investors Inc.	1,351,341	54,824
HCC Insurance Holdings Inc.	950,885	53,887
Starwood Property Trust Inc.	2,215,865	53,846
National Retail Properties Inc.	1,302,301	53,355
Liberty Property Trust	1,471,801	52,543
Axis Capital Holdings Ltd.	1,008,669	52,027
WR Berkley Corp.	1,001,933	50,608
Senior Housing Properties Trust	2,278,653	50,563
Hospitality Properties Trust	1,479,164	48,798
Eaton Vance Corp.	1,167,478	48,614
Taubman Centers Inc.	624,826	48,193
CBOE Holdings Inc.	833,153	47,827
Spirit Realty Capital Inc.	3,932,912	47,510
Lamar Advertising Co. Class A	797,622	47,275
American Campus Communities Inc.	1,099,686	47,144
American Financial Group Inc.	726,944	46,633
Corrections Corp. of America	1,153,407	46,436
RenaissanceRe Holdings Ltd.	454,392	45,317
^ NorthStar Realty Finance Corp.	2,488,969	45,100
PacWest Bancorp	956,802	44,864
BioMed Realty Trust Inc.	1,939,157	43,941

Citizens Financial Group Inc.	1,818,232	43,874
NorthStar Asset Management Group Inc.	1,863,049	43,484
Equity LifeStyle Properties Inc.	786,472	43,217
LaSalle Hotel Properties	1,096,666	42,616
* Forest City Enterprises Inc. Class A	1,661,125	42,392
City National Corp.	475,051	42,318
Highwoods Properties Inc.	900,501	41,225
Waddell & Reed Financial Inc. Class A	820,731	40,659
RLJ Lodging Trust	1,296,417	40,591
Assured Guaranty Ltd.	1,526,160	40,275
White Mountains Insurance Group Ltd.	58,806	40,254
Douglas Emmett Inc.	1,339,215	39,922
Outfront Media Inc.	1,333,770	39,906
Weingarten Realty Investors	1,104,973	39,757
Investors Bancorp Inc.	3,381,273	39,629
Home Properties Inc.	567,215	39,302
Two Harbors Investment Corp.	3,656,117	38,828
* SLM Corp.	4,181,278	38,802
CubeSmart	1,600,048	38,641
Brown & Brown Inc.	1,157,155	38,313
Allied World Assurance Co. Holdings AG	946,059	38,221
Brixmor Property Group Inc.	1,431,804	38,014
Synovus Financial Corp.	1,348,534	37,772
First American Financial Corp.	1,058,473	37,766
Retail Properties of America Inc.	2,346,910	37,621
* Synchrony Financial	1,239,434	37,617
Cullen/Frost Bankers Inc.	541,997	37,441
Umpqua Holdings Corp.	2,134,199	36,666
* Stifel Financial Corp.	652,137	36,357
Old Republic International Corp.	2,398,539	35,834
* Popular Inc.	1,020,857	35,107
Commerce Bancshares Inc.	826,702	34,986
CNO Financial Group Inc.	2,007,703	34,573
Validus Holdings Ltd.	817,770	34,428
Healthcare Trust of America Inc. Class A	1,227,522	34,199
* Equity Commonwealth	1,287,924	34,194
EPR Properties	565,232	33,931
Rayonier Inc.	1,254,820	33,830
Sunstone Hotel Investors Inc.	2,014,176	33,576
Columbia Property Trust Inc.	1,238,797	33,472
Tanger Factory Outlet Centers Inc.	947,814	33,335
CBL & Associates Properties Inc.	1,679,702	33,258
First Horizon National Corp.	2,323,138	33,198
Sun Communities Inc.	496,528	33,128
Gaming and Leisure Properties Inc.	894,576	32,983
BankUnited Inc.	1,004,330	32,882
LPL Financial Holdings Inc.	748,713	32,839
Webster Financial Corp.	884,469	32,770
Sovran Self Storage Inc.	348,692	32,756
* Strategic Hotels & Resorts Inc.	2,628,672	32,674
Pebblebrook Hotel Trust	701,314	32,660
* MGIC Investment Corp.	3,343,539	32,198
GEO Group Inc.	731,137	31,980
Federated Investors Inc. Class B	933,494	31,636
Chimera Investment Corp.	10,070,751	31,622
Hanover Insurance Group Inc.	434,865	31,563
Radian Group Inc.	1,876,112	31,500

FirstMerit Corp.	1,630,838	31,084
Prosperity Bancshares Inc.	591,470	31,040
First Niagara Financial Group Inc.	3,491,338	30,863
Ryman Hospitality Properties Inc.	500,849	30,507
MarketAxess Holdings Inc.	367,734	30,485
Post Properties Inc.	534,924	30,453
WP GLIMCHER Inc.	1,827,795	30,396
DCT Industrial Trust Inc.	869,121	30,124
Medical Properties Trust Inc.	2,000,473	29,487
Aspen Insurance Holdings Ltd.	614,970	29,045
MFA Financial Inc.	3,632,344	28,550
Piedmont Office Realty Trust Inc. Class A	1,525,507	28,390
StanCorp Financial Group Inc.	411,354	28,219
Colony Financial Inc.	1,087,073	28,177
Brandywine Realty Trust	1,754,008	28,029
Associated Banc-Corp	1,489,537	27,705
DiamondRock Hospitality Co.	1,936,414	27,362
Paramount Group Inc.	1,400,445	27,029
Healthcare Realty Trust Inc.	970,618	26,964
Endurance Specialty Holdings Ltd.	438,556	26,813
Corporate Office Properties Trust	910,433	26,749
Primerica Inc.	524,870	26,716
Bank of Hawaii Corp.	436,186	26,699
* PRA Group Inc.	490,839	26,662
TCF Financial Corp.	1,657,996	26,064
ProAssurance Corp.	564,110	25,898
Bank of the Ozarks Inc.	689,663	25,469
Janus Capital Group Inc.	1,442,049	24,789
PrivateBancorp Inc.	698,787	24,576
Susquehanna Bancshares Inc.	1,776,865	24,361
Hancock Holding Co.	796,823	23,793
American Homes 4 Rent Class A	1,431,003	23,683
United Bankshares Inc.	629,023	23,639
First Industrial Realty Trust Inc.	1,095,346	23,473
WisdomTree Investments Inc.	1,081,147	23,201
Santander Consumer USA Holdings Inc.	1,000,737	23,157
Kite Realty Group Trust	820,764	23,121
Acadia Realty Trust	662,470	23,107
National Health Investors Inc.	321,422	22,824
* Western Alliance Bancorp	766,338	22,714
Fulton Financial Corp.	1,834,341	22,636
Wintrust Financial Corp.	470,268	22,422
FNB Corp.	1,699,140	22,327
Symetra Financial Corp.	945,972	22,193
First Citizens BancShares Inc. Class A	85,060	22,089
Hudson Pacific Properties Inc.	663,852	22,033
* Texas Capital Bancshares Inc.	446,291	21,712
American Equity Investment Life Holding Co.	738,318	21,507
Financial Engines Inc.	511,529	21,397
Cousins Properties Inc.	2,016,180	21,372
DuPont Fabros Technology Inc.	645,628	21,099
Erie Indemnity Co. Class A	241,140	21,042
Cathay General Bancorp	738,336	21,006
Washington Federal Inc.	960,342	20,940
New Residential Investment Corp.	1,389,848	20,889
Equity One Inc.	778,252	20,772
IBERIABANK Corp.	329,021	20,738

Mercury General Corp.	355,312	20,519
Urban Edge Properties	862,920	20,451
Valley National Bancorp	2,160,294	20,393
Empire State Realty Trust Inc.	1,082,872	20,369
^ Lexington Realty Trust	2,065,959	20,308
Home BancShares Inc.	592,286	20,073
Kennedy-Wilson Holdings Inc.	764,366	19,981
UMB Financial Corp.	374,488	19,807
MB Financial Inc.	627,883	19,659
Interactive Brokers Group Inc.	577,420	19,644
BancorpSouth Inc.	844,591	19,611
Alexander & Baldwin Inc.	449,739	19,420
Chesapeake Lodging Trust	569,533	19,267
Kemper Corp.	492,241	19,178
Sabra Health Care REIT Inc.	575,215	19,068
RLI Corp.	361,938	18,969
EastGroup Properties Inc.	313,826	18,874
Invesco Mortgage Capital Inc.	1,208,917	18,774
Glacier Bancorp Inc.	741,118	18,639
Washington REIT	671,684	18,559
Chambers Street Properties	2,331,194	18,370
Evercore Partners Inc. Class A	350,173	18,090
First Financial Bankshares Inc.	638,677	17,653
AmTrust Financial Services Inc.	308,814	17,598
Hatteras Financial Corp.	964,632	17,518
Retail Opportunity Investments Corp.	930,728	17,032
* St. Joe Co.	907,000	16,834
Blackstone Mortgage Trust Inc. Class A	592,479	16,809
New York REIT Inc.	1,602,956	16,799
PS Business Parks Inc.	200,130	16,619
Education Realty Trust Inc.	469,625	16,615
Capitol Federal Financial Inc.	1,308,450	16,356
Potlatch Corp.	408,442	16,354
* Credit Acceptance Corp.	83,636	16,309
American Assets Trust Inc.	375,673	16,259
South State Corp.	237,488	16,242
Mack-Cali Realty Corp.	831,753	16,036
Selective Insurance Group Inc.	551,355	16,017
Trustmark Corp.	659,101	16,003
PennyMac Mortgage Investment Trust	744,244	15,845
Government Properties Income Trust	689,986	15,766
LTC Properties Inc.	342,308	15,746
Pennsylvania REIT	676,602	15,717
Columbia Banking System Inc.	539,774	15,637
BGC Partners Inc. Class A	1,650,509	15,597
CVB Financial Corp.	967,590	15,423
Artisan Partners Asset Management Inc. Class A	338,659	15,395
* Enstar Group Ltd.	106,038	15,043
International Bancshares Corp.	576,720	15,012
Old National Bancorp	1,051,829	14,925
Alexander's Inc.	32,660	14,912
STAG Industrial Inc.	633,242	14,894
National Penn Bancshares Inc.	1,377,643	14,837
* Hilltop Holdings Inc.	762,594	14,825
Redwood Trust Inc.	824,328	14,731
Pinnacle Financial Partners Inc.	328,048	14,585
Ramco-Gershenson Properties Trust	777,660	14,464

Parkway Properties Inc.	823,409	14,286
Community Bank System Inc.	402,720	14,252
Horace Mann Educators Corp.	416,458	14,243
CYS Investments Inc.	1,589,438	14,162
EverBank Financial Corp.	781,096	14,083
* Essent Group Ltd.	584,714	13,981
Associated Estates Realty Corp.	561,239	13,851
Argo Group International Holdings Ltd.	275,959	13,839
Montpelier Re Holdings Ltd.	358,704	13,789
BOK Financial Corp.	217,480	13,314
First Midwest Bancorp Inc.	755,660	13,126
* First Cash Financial Services Inc.	278,478	12,955
* MBIA Inc.	1,373,305	12,772
Hersha Hospitality Trust Class A	1,968,801	12,738
FelCor Lodging Trust Inc.	1,099,902	12,638
* Springleaf Holdings Inc.	237,381	12,289
* PHH Corp.	503,601	12,172
HFF Inc. Class A	324,189	12,170
Independent Bank Corp.	273,559	12,001
CNA Financial Corp.	288,638	11,958
Summit Hotel Properties Inc.	849,810	11,957
* BofI Holding Inc.	128,376	11,944
Altisource Residential Corp.	569,819	11,886
Sterling Bancorp	877,872	11,772
Franklin Street Properties Corp.	906,515	11,622
Home Loan Servicing Solutions Ltd.	696,616	11,522
BBCN Bancorp Inc.	786,184	11,376
ARMOUR Residential REIT Inc.	3,562,982	11,295
Westamerica Bancorporation	259,616	11,218
TFS Financial Corp.	762,156	11,188
Monogram Residential Trust Inc.	1,199,691	11,181
WesBanco Inc.	341,637	11,131
Capstead Mortgage Corp.	943,114	11,100
Northwest Bancshares Inc.	933,827	11,066
New Senior Investment Group Inc.	665,354	11,065
Astoria Financial Corp.	852,223	11,036
NBT Bancorp Inc.	440,278	11,033
* Eagle Bancorp Inc.	285,577	10,966
First Financial Bancorp	614,874	10,951
Park National Corp.	127,264	10,889
CoreSite Realty Corp.	223,103	10,861
Chatham Lodging Trust	368,682	10,843
CyrusOne Inc.	346,820	10,793
Gramercy Property Trust Inc.	383,404	10,762
Physicians Realty Trust	601,567	10,594
Chemical Financial Corp.	335,442	10,519
Infinity Property & Casualty Corp.	127,707	10,478
* Investment Technology Group Inc.	342,770	10,389
Greenhill & Co. Inc.	259,407	10,285
Boston Private Financial Holdings Inc.	846,255	10,282
* iStar Financial Inc.	785,880	10,216
Provident Financial Services Inc.	532,122	9,924
Starwood Waypoint Residential Trust	375,506	9,707
* Encore Capital Group Inc.	232,874	9,685
Inland Real Estate Corp.	903,068	9,654
Apollo Commercial Real Estate Finance Inc.	558,950	9,603
Union Bankshares Corp.	431,748	9,589

	Nelnet Inc. Class A	201,001	9,511
*	Greenlight Capital Re Ltd. Class A	297,623	9,464
	AMERISAFE Inc.	203,760	9,424
	Banner Corp.	204,988	9,409
	Select Income REIT	371,994	9,296
	Renasant Corp.	308,740	9,278
	S&T Bancorp Inc.	326,851	9,276
*	KCG Holdings Inc. Class A	754,810	9,254
	Terreno Realty Corp.	403,536	9,201
*	Capital Bank Financial Corp.	331,495	9,153
*	Navigators Group Inc.	116,967	9,105
	Virtus Investment Partners Inc.	69,586	9,100
	American Capital Mortgage Investment Corp.	506,185	9,091
	National General Holdings Corp.	479,177	8,961
*,^ Nationstar Mortgage Holdings Inc.		361,182	8,946
	Excel Trust Inc.	635,115	8,904
	Employers Holdings Inc.	329,705	8,899
	Aviv REIT Inc.	241,557	8,817
*,^ Ocwen Financial Corp.		1,068,376	8,814
	Maiden Holdings Ltd.	587,360	8,711
	Safety Insurance Group Inc.	145,265	8,680
	City Holding Co.	184,500	8,677
	Investors Real Estate Trust	1,154,145	8,656
	Simmons First National Corp. Class A	190,171	8,647
	Universal Health Realty Income Trust	153,624	8,641
	First Commonwealth Financial Corp.	951,143	8,560
	United Community Banks Inc.	450,532	8,506
	Stewart Information Services Corp.	208,797	8,486
	Wilshire Bancorp Inc.	845,716	8,432
	First Merchants Corp.	356,835	8,400
	American National Insurance Co.	84,987	8,362
*	Piper Jaffray Cos.	159,195	8,351
	LegacyTexas Financial Group Inc.	365,890	8,317
	Ameris Bancorp	313,540	8,274
*	Ambac Financial Group Inc.	339,824	8,224
	FBL Financial Group Inc. Class A	131,263	8,140
	Ashford Hospitality Trust Inc.	845,980	8,138
	Saul Centers Inc.	141,737	8,107
	National Bank Holdings Corp. Class A	428,856	8,067
	Talmer Bancorp Inc. Class A	523,049	8,011
	OFG Bancorp	489,535	7,989
	First Potomac Realty Trust	670,182	7,968
*,^ World Acceptance Corp.		108,658	7,923
	State Bank Financial Corp.	376,155	7,899
	Cohen & Steers Inc.	192,829	7,896
	Southside Bancshares Inc.	274,728	7,882
	TowneBank	489,369	7,869
	Hanmi Financial Corp.	368,847	7,801
	United Fire Group Inc.	244,997	7,784
	Brookline Bancorp Inc.	754,087	7,579
*	Third Point Reinsurance Ltd.	534,541	7,564
	Rexford Industrial Realty Inc.	476,591	7,535
	Berkshire Hills Bancorp Inc.	266,831	7,391
	Northfield Bancorp Inc.	498,546	7,388
*	Customers Bancorp Inc.	301,097	7,335
^	New York Mortgage Trust Inc.	933,526	7,244
	Sandy Spring Bancorp Inc.	271,676	7,126

	TrustCo Bank Corp. NY	1,032,046	7,100
	Flushing Financial Corp.	352,776	7,080
	Universal Insurance Holdings Inc.	276,457	7,075
	Anworth Mortgage Asset Corp.	1,388,676	7,068
	Lakeland Financial Corp.	174,066	7,064
	Central Pacific Financial Corp.	297,380	6,831
	Urstadt Biddle Properties Inc. Class A	292,527	6,746
	Cash America International Inc.	281,899	6,568
	Getty Realty Corp.	353,764	6,439
	Oritani Financial Corp.	442,022	6,431
	Community Trust Bancorp Inc.	192,536	6,385
*	First BanCorp	1,024,740	6,353
	Resource Capital Corp.	1,393,502	6,327
	Rouse Properties Inc.	333,320	6,320
	National Western Life Insurance Co. Class A	24,800	6,307
	Cardinal Financial Corp.	308,663	6,167
	Silver Bay Realty Trust Corp.	379,767	6,137
	Tompkins Financial Corp.	113,931	6,135
*,^ Walter Investment Management Corp.		379,394	6,127
	United Financial Bancorp Inc.	487,722	6,062
	Monmouth Real Estate Investment Corp.	543,945	6,043
	Apollo Residential Mortgage Inc.	378,062	6,030
	AG Mortgage Investment Trust Inc.	318,002	5,991
*	Forestar Group Inc.	377,059	5,946
^	Western Asset Mortgage Capital Corp.	385,331	5,811
	WSFS Financial Corp.	76,536	5,788
	QTS Realty Trust Inc. Class A	158,702	5,778
	Washington Trust Bancorp Inc.	148,599	5,675
*	Green Dot Corp. Class A	351,886	5,602
	BancFirst Corp.	91,831	5,600
*	Ladenburg Thalmann Financial Services Inc.	1,431,494	5,526
	Great Southern Bancorp Inc.	138,966	5,474
	First Interstate BancSystem Inc. Class A	195,817	5,448
	Cedar Realty Trust Inc.	716,746	5,368
	Agree Realty Corp.	161,467	5,324
	Dime Community Bancshares Inc.	329,620	5,307
*	LendingTree Inc.	93,974	5,263
*	American Residential Properties Inc.	288,417	5,189
	TriCo Bancshares	214,953	5,187
	Stock Yards Bancorp Inc.	149,296	5,140
*	Enova International Inc.	260,642	5,132
*	Ezcorp Inc. Class A	558,327	5,098
	RAIT Financial Trust	736,251	5,051
	Southwest Bancorp Inc.	280,109	4,983
	Campus Crest Communities Inc.	693,154	4,963
	Heritage Financial Corp.	290,534	4,939
*	Cowen Group Inc. Class A	943,312	4,905
*	Beneficial Bancorp Inc.	434,395	4,904
*	Safeguard Scientifics Inc.	268,656	4,857
	Metro Bancorp Inc.	175,314	4,833
*	Yadkin Financial Corp.	235,391	4,778
	First Financial Corp.	133,132	4,778
*	INTL. FCStone Inc.	159,971	4,756
	GAMCO Investors Inc.	60,321	4,736
	Arlington Asset Investment Corp. Class A	192,673	4,636
	Meadowbrook Insurance Group Inc.	541,102	4,599
	Suffolk Bancorp	191,218	4,543

Bank Mutual Corp.	620,613	4,543
MainSource Financial Group Inc.	230,790	4,533
STORE Capital Corp.	189,822	4,432
German American Bancorp Inc.	149,541	4,401
First Busey Corp.	657,590	4,399
Heartland Financial USA Inc.	133,477	4,355
Hannon Armstrong Sustainable Infrastructure Capital Inc.	237,380	4,339
* Tejon Ranch Co.	163,052	4,313
CoBiz Financial Inc.	347,465	4,281
1st Source Corp.	132,227	4,248
^ United Development Funding IV	242,140	4,242
* First NBC Bank Holding Co.	128,627	4,242
Preferred Bank	153,745	4,223
Federated National Holding Co.	137,066	4,194
Guaranty Bancorp	245,374	4,162
* Phoenix Cos. Inc.	82,897	4,144
Univest Corp. of Pennsylvania	207,703	4,110
West Bancorporation Inc.	204,957	4,077
Hudson Valley Holding Corp.	159,235	4,070
First Bancorp	229,810	4,035
CenterState Banks Inc.	337,819	4,023
State Auto Financial Corp.	165,575	4,022
Arrow Financial Corp.	148,009	4,018
* PICO Holdings Inc.	245,695	3,983
Park Sterling Corp.	550,837	3,911
HCI Group Inc.	85,236	3,910
* HomeStreet Inc.	210,536	3,857
Diamond Hill Investment Group Inc.	23,844	3,815
Dynex Capital Inc.	445,662	3,775
* Seacoast Banking Corp. of Florida	264,462	3,774
Republic Bancorp Inc. Class A	152,284	3,766
* Kearny Financial Corp.	275,604	3,743
CareTrust REIT Inc.	275,823	3,740
Ashford Hospitality Prime Inc.	221,475	3,714
Bryn Mawr Bank Corp.	121,894	3,707
Westwood Holdings Group Inc.	60,366	3,640
* Bancorp Inc.	401,242	3,623
Great Western Bancorp Inc.	163,461	3,598
One Liberty Properties Inc.	147,319	3,598
ConnectOne Bancorp Inc.	184,736	3,595
InfraREIT Inc.	125,371	3,584
BNC Bancorp	196,418	3,555
National Interstate Corp.	126,389	3,549
OneBeacon Insurance Group Ltd. Class A	231,686	3,524
Whitestone REIT	219,771	3,490
Gladstone Commercial Corp.	186,451	3,470
* Walker & Dunlop Inc.	195,248	3,462
Newcastle Investment Corp.	713,369	3,460
Financial Institutions Inc.	150,492	3,451
* HomeTrust Bancshares Inc.	215,263	3,438
* NewStar Financial Inc.	290,911	3,412
Moelis & Co. Class A	113,030	3,404
* Meridian Bancorp Inc.	257,678	3,394
RE/MAX Holdings Inc.	102,168	3,393
^ RCS Capital Corp. Class A	317,014	3,373
OceanFirst Financial Corp.	194,759	3,363
CatchMark Timber Trust Inc. Class A	282,175	3,307

	Lakeland Bancorp Inc.	287,573	3,307
	Mercantile Bank Corp.	168,562	3,295
	Oppenheimer Holdings Inc. Class A	139,232	3,266
	Fidelity Southern Corp.	192,465	3,249
	United Insurance Holdings Corp.	142,961	3,217
	Heritage Commerce Corp.	346,259	3,161
	Consolidated-Tomoka Land Co.	52,197	3,114
	NewBridge Bancorp	344,930	3,077
	First Connecticut Bancorp Inc.	199,419	3,065
	Camden National Corp.	76,505	3,048
	Peoples Bancorp Inc.	126,854	2,999
*	Global Indemnity plc	106,406	2,953
*	Marcus & Millichap Inc.	78,684	2,949
*	Ladder Capital Corp.	158,955	2,942
	Calamos Asset Management Inc. Class A	216,809	2,916
	Federal Agricultural Mortgage Corp.	103,059	2,905
	First Financial Northwest Inc.	232,516	2,872
	Ares Commercial Real Estate Corp.	258,248	2,854
	Capital City Bank Group Inc.	174,396	2,834
*	Bridge Capital Holdings	108,045	2,821
	Heritage Oaks Bancorp	338,515	2,813
	Waterstone Financial Inc.	218,747	2,809
*	Sun Bancorp Inc.	146,099	2,763
*,^ Citizens Inc. Class A		443,505	2,732
*	Flagstar Bancorp Inc.	187,439	2,720
	Baldwin & Lyons Inc.	115,783	2,716
	Westfield Financial Inc.	344,994	2,667
	CorEnergy Infrastructure Trust Inc.	382,032	2,647
	United Community Financial Corp.	481,389	2,628
*	BBX Capital Corp.	137,883	2,565
	BankFinancial Corp.	193,253	2,539
	Independent Bank Corp.	197,654	2,536
	First Community Bancshares Inc.	144,170	2,527
*	Pacific Premier Bancorp Inc.	156,097	2,527
	Citizens & Northern Corp.	124,709	2,517
	Territorial Bancorp Inc.	105,683	2,511
	Enterprise Financial Services Corp.	119,481	2,468
*	Orrstown Financial Services Inc.	140,635	2,405
*	PennyMac Financial Services Inc. Class A	140,376	2,382
*	BSB Bancorp Inc.	120,008	2,374
	Macatawa Bank Corp.	434,909	2,327
*	Riverview Bancorp Inc.	508,380	2,313
	Banc of California Inc.	187,782	2,312
*	Blue Hills Bancorp Inc.	170,251	2,251
*	MBT Financial Corp.	400,225	2,245
	First of Long Island Corp.	87,430	2,229
*	Pacific Mercantile Bancorp	303,605	2,198
*	Hampton Roads Bankshares Inc.	1,143,522	2,161
	Arbor Realty Trust Inc.	309,450	2,160
*	CommunityOne Bancorp	217,063	2,136
	EMC Insurance Group Inc.	62,845	2,124
*,^ Altisource Portfolio Solutions SA		157,779	2,031
	Crawford & Co. Class B	229,706	1,985
	Northrim BanCorp Inc.	80,150	1,967
	Pzena Investment Management Inc. Class A	209,705	1,923
	National Bankshares Inc.	64,366	1,921
	Marlin Business Services Corp.	94,898	1,901

Meta Financial Group Inc.	47,512	1,888
Penns Woods Bancorp Inc.	38,342	1,875
MutualFirst Financial Inc.	81,209	1,872
First Bancorp Inc.	104,868	1,830
Kansas City Life Insurance Co.	39,813	1,829
* eHealth Inc.	191,485	1,796
UMH Properties Inc.	177,774	1,790
Independent Bank Group Inc.	45,963	1,788
Bank of Kentucky Financial Corp.	36,346	1,783
* FBR & Co.	76,910	1,777
* NMI Holdings Inc. Class A	235,940	1,767
Clifton Bancorp Inc.	124,205	1,753
Heritage Financial Group Inc.	64,161	1,747
Unity Bancorp Inc.	192,148	1,745
First Defiance Financial Corp.	52,759	1,732
Century Bancorp Inc. Class A	42,974	1,706
CNB Financial Corp.	100,141	1,704
* AV Homes Inc.	102,975	1,643
American National Bankshares Inc.	71,874	1,623
Peoples Financial Services Corp.	35,967	1,614
Fidelity & Guaranty Life	74,531	1,580
Donegal Group Inc. Class A	100,067	1,573
Peapack Gladstone Financial Corp.	72,168	1,559
Pulaski Financial Corp.	125,963	1,558
First South Bancorp Inc.	192,141	1,554
* FRP Holdings Inc.	42,296	1,540
Merchants Bancshares Inc.	51,818	1,512
Timberland Bancorp Inc.	138,776	1,506
* Imperial Holdings Inc.	211,613	1,475
Gain Capital Holdings Inc.	150,633	1,472
* Farmers Capital Bank Corp.	62,584	1,455
* Cascade Bancorp	303,025	1,455
Provident Financial Holdings Inc.	90,741	1,451
ESSA Bancorp Inc.	112,328	1,440
Cape Bancorp Inc.	150,272	1,437
* Republic First Bancorp Inc.	384,730	1,397
Armada Hoffler Properties Inc.	130,334	1,389
* Square 1 Financial Inc. Class A	51,035	1,366
* Security National Financial Corp. Class A	256,014	1,365
State National Cos. Inc.	135,300	1,346
Stonegate Bank	44,143	1,333
Manning & Napier Inc.	100,768	1,311
Bank of Marin Bancorp	25,718	1,309
Preferred Apartment Communities Inc. Class A	120,542	1,304
Pacific Continental Corp.	97,575	1,290
* Asta Funding Inc.	154,316	1,287
Fox Chase Bancorp Inc.	76,167	1,282
* Regional Management Corp.	86,754	1,281
Peoples Bancorp of North Carolina Inc.	68,148	1,274
Bridge Bancorp Inc.	48,596	1,255
JAVELIN Mortgage Investment Corp.	165,946	1,255
* First United Corp.	132,833	1,210
* Southcoast Financial Corp.	167,773	1,203
Donegal Group Inc. Class B	63,194	1,200
Old Line Bancshares Inc.	75,841	1,198
* Ashford Inc.	9,865	1,172
Opus Bank	37,774	1,166

* Consumer Portfolio Services Inc.	166,523	1,164
* Nicholas Financial Inc.	81,438	1,141
AmeriServ Financial Inc.	380,876	1,135
^ Orchid Island Capital Inc.	82,432	1,091
Bank of Commerce Holdings	193,871	1,086
* TriState Capital Holdings Inc.	101,386	1,062
New Hampshire Thrift Bancshares Inc.	67,166	1,048
Chicopee Bancorp Inc.	61,671	1,041
* Community Bankers Trust Corp.	236,942	1,035
* United Security Bancshares	193,204	1,034
* FCB Financial Holdings Inc. Class A	37,208	1,018
* Easterly Government Properties Inc.	61,714	991
Sierra Bancorp	58,273	973
Ames National Corp.	38,946	968
Charter Financial Corp.	78,776	906
* Hallmark Financial Services Inc.	82,561	875
* Carolina Bank Holdings Inc.	86,992	868
Summit Financial Group Inc.	68,467	818
Independence Realty Trust Inc.	84,285	800
* JG Wentworth Co. Class A	75,138	781
Ohio Valley Banc Corp.	34,561	778
^ FXCM Inc. Class A	363,197	774
Citizens Community Bancorp Inc.	83,110	771
Independence Holding Co.	55,494	754
Home Bancorp Inc.	35,232	749
James River Group Holdings Ltd.	31,800	748
Ocean Shore Holding Co.	50,311	741
Hawthorn Bancshares Inc.	55,060	737
Louisiana Bancorp Inc.	34,271	736
Urstadt Biddle Properties Inc.	38,700	728
* Atlas Financial Holdings Inc.	40,149	709
* American River Bankshares	73,581	697
BCB Bancorp Inc.	57,260	695
Middleburg Financial Corp.	37,520	691
* Old Second Bancorp Inc.	118,695	679
* CU Bancorp	29,608	674
Investors Title Co.	9,037	669
US Global Investors Inc. Class A	208,904	667
Oak Valley Bancorp	66,347	654
C&F Financial Corp.	18,615	651
* Colony Bankcorp Inc.	80,138	649
* Maui Land & Pineapple Co. Inc.	105,022	621
* ASB Bancorp Inc.	29,456	604
MidWestOne Financial Group Inc.	20,659	596
Bar Harbor Bankshares	18,271	595
Cherry Hill Mortgage Investment Corp.	33,317	587
* Stonegate Mortgage Corp.	53,783	582
* Shore Bancshares Inc.	62,823	577
* HMN Financial Inc.	46,647	567
Sotherly Hotels Inc.	74,421	566
* Atlantic Coast Financial Corp.	132,263	549
Parke Bancorp Inc.	43,170	544
Five Oaks Investment Corp.	50,169	534
* On Deck Capital Inc.	25,005	532
Guaranty Federal Bancshares Inc.	36,149	531
* 1st Constitution Bancorp	45,232	515
Prudential Bancorp Inc.	40,539	514

MidSouth Bancorp Inc.	34,308	506
Horizon Bancorp	21,272	498
Hampden Bancorp Inc.	21,407	474
Bluerock Residential Growth REIT Inc. Class A	35,023	467
Ellington Residential Mortgage REIT	27,814	456
Norwood Financial Corp.	16,139	451
Eastern Virginia Bankshares Inc.	71,522	448
Southern National Bancorp of Virginia Inc.	36,675	445
* First Marblehead Corp.	70,403	439
* Heritage Insurance Holdings Inc.	19,144	421
Citizens Holding Co.	22,634	415
HF Financial Corp.	28,006	414
Bear State Financial Inc.	40,348	399
CIM Commercial Trust Corp.	21,337	395
* Stratus Properties Inc.	27,859	385
* First Acceptance Corp.	154,508	374
Central Valley Community Bancorp	34,793	373
ZAIS Financial Corp.	20,103	359
QC Holdings Inc.	158,879	354
Premier Financial Bancorp Inc.	23,038	351
* Health Insurance Innovations Inc. Class A	43,825	342
Farmland Partners Inc.	28,642	336
SB Financial Group Inc.	31,319	330
Valley Financial Corp.	16,198	329
City Office REIT Inc.	25,266	322
First Citizens Banc Corp.	29,098	321
Resource America Inc. Class A	35,054	319
Federal Agricultural Mortgage Corp. Class A	12,788	315
Monarch Financial Holdings Inc.	24,926	312
* Impac Mortgage Holdings Inc.	25,016	311
* BRT Realty Trust	42,739	305
First Savings Financial Group Inc.	9,746	285
First Business Financial Services Inc.	6,533	282
Cheviot Financial Corp.	17,998	280
Enterprise Bancorp Inc.	13,105	278
Codorus Valley Bancorp Inc.	13,656	277
* Green Bancorp Inc.	23,624	264
First Bancshares Inc.	16,469	264
Gladstone Land Corp.	20,959	253
LNB Bancorp Inc.	13,900	248
* Xenith Bankshares Inc.	40,283	245
* Anchor Bancorp Inc.	10,700	234
Two River Bancorp	26,479	231
Union Bankshares Inc.	8,739	223
Georgetown Bancorp Inc.	12,400	223
Trade Street Residential Inc.	30,478	218
* Atlanticus Holdings Corp.	91,683	209
Farmers National Banc Corp.	25,317	207
First Clover Leaf Financial Corp.	21,799	194
Old Point Financial Corp.	12,862	193
Blue Capital Reinsurance Holdings Ltd.	11,048	191
* First Security Group Inc.	79,542	191
SI Financial Group Inc.	15,247	185
* Southern First Bancshares Inc.	10,419	177
United Bancshares Inc.	11,489	174
* Central Federal Corp.	119,516	167
Owens Realty Mortgage Inc.	10,650	160

CB Financial Services Inc.	8,114	159
* Select Bancorp Inc.	21,884	159
Wolverine Bancorp Inc.	5,954	145
* Royal Bancshares of Pennsylvania Inc.	82,493	142
Silvercrest Asset Management Group Inc. Class A	9,983	142
* InterGroup Corp.	6,300	129
IF Bancorp Inc.	7,557	127
Access National Corp.	6,434	121
Glen Burnie Bancorp	9,147	116
GFI Group Inc.	19,536	116
LaPorte Bancorp Inc.	8,278	111
FS Bancorp Inc.	5,340	102
Greene County Bancorp Inc.	3,483	99
Southwest Georgia Financial Corp.	6,935	97
* Hamilton Bancorp Inc.	7,058	97
Community Bank Shares of Indiana Inc.	3,408	95
United Community Bancorp	7,174	95
* Severn Bancorp Inc.	19,055	95
Sussex Bancorp	8,387	93
* Naugatuck Valley Financial Corp.	10,037	92
* Magyar Bancorp Inc.	10,365	88
Manhattan Bridge Capital Inc.	22,075	87
Hingham Institution for Savings	845	84
* Malvern Bancorp Inc.	5,971	81
United Bancorp Inc.	9,360	74
* C1 Financial Inc.	3,883	73
First Internet Bancorp	3,802	71
Bank of South Carolina Corp.	4,282	64
Peoples Financial Corp.	6,186	63
Kentucky First Federal Bancorp	7,514	62
* Tiptree Financial Inc. Class A	9,138	61
Eagle Bancorp Montana Inc.	5,462	60
Northeast Community Bancorp Inc.	8,054	56
* 1st Century Bancshares Inc.	8,013	55
* Veritex Holdings Inc.	3,800	53
Southern Missouri Bancorp Inc.	2,800	53
Madison County Financial Inc.	2,107	48
Oconee Federal Financial Corp.	2,383	48
Supertel Hospitality Inc.	26,365	44
* Entegra Financial Corp.	2,719	42
Salisbury Bancorp Inc.	1,341	40
QCR Holdings Inc.	2,200	39
* First Capital Bancorp Inc.	8,224	37
Fauquier Bankshares Inc.	1,931	34
* 1347 Property Insurance Holdings Inc.	4,128	31
Community West Bancshares	4,500	30
* Jacksonville Bancorp Inc.	2,692	30
^ Mackinac Financial Corp.	2,200	25
* Porter Bancorp Inc.	26,941	24
Chemung Financial Corp.	800	23
Mid Penn Bancorp Inc.	1,384	22
First West Virginia Bancorp	916	22
Patriot National Bancorp Inc.	1,479	22
LCNB Corp.	1,404	21
* State Investors Bancorp Inc.	1,013	21
ACNB Corp.	948	19
Griffin Land & Nurseries Inc.	600	19

River Valley Bancorp	769	17
* Polonia Bancorp Inc.	1,200	15
* Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	14
First Capital Inc.	511	12
Northeast Bancorp	1,300	12
Oneida Financial Corp.	594	12
* Colonial Financial Services Inc.	800	11
* Village Bank and Trust Financial Corp.	600	10
A-Mark Precious Metals Inc.	875	9
Auburn National Bancorporation Inc.	359	9
Elmira Savings Bank	431	9
Baylake Corp.	655	8
Ameriana Bancorp	500	8
CKX Lands Inc.	399	6
Summit State Bank	400	5
* Transcontinental Realty Investors Inc.	400	4
* Siebert Financial Corp.	1,836	3
Lake Shore Bancorp Inc.	200	3
Stewardship Financial Corp.	400	2
* Broadway Financial Corp.	1,800	2
WashingtonFirst Bankshares Inc.	105	2
* Power REIT	200	2
Investar Holding Corp.	100	2
* Bankwell Financial Group Inc.	83	2
		10,530,993
Health Care (12.8%)
* Illumina Inc.	1,392,729	258,546
* BioMarin Pharmaceutical Inc.	1,529,378	190,591
* Pharmacyclics Inc.	604,954	154,838
* Incyte Corp.	1,532,848	140,501
* Jazz Pharmaceuticals plc	597,081	103,170
* Medivation Inc.	767,425	99,052
ResMed Inc.	1,372,261	98,501
* Mettler-Toledo International Inc.	275,862	90,662
Cooper Cos. Inc.	475,191	89,060
* Alkermes plc	1,445,213	88,115
* Centene Corp.	1,154,069	81,581
* Hologic Inc.	2,393,376	79,041
* United Therapeutics Corp.	457,774	78,936
* Alnylam Pharmaceuticals Inc.	714,617	74,620
* Isis Pharmaceuticals Inc.	1,166,469	74,269
Omnicare Inc.	952,595	73,407
* IDEXX Laboratories Inc.	462,316	71,419
* Envision Healthcare Holdings Inc.	1,806,718	69,288
* MEDNAX Inc.	953,320	69,125
* Brookdale Senior Living Inc.	1,805,471	68,175
* Community Health Systems Inc.	1,145,292	59,876
* Receptos Inc.	305,985	50,454
Teleflex Inc.	411,327	49,701
* Puma Biotechnology Inc.	210,358	49,668
* Sirona Dental Systems Inc.	546,840	49,210
* Health Net Inc.	769,367	46,539
* Quintiles Transnational Holdings Inc.	683,128	45,749
* athenahealth Inc.	375,600	44,843
* DexCom Inc.	711,372	44,347
* VCA Inc.	805,702	44,169
West Pharmaceutical Services Inc.	697,669	42,007

	STERIS Corp.	587,614	41,292
*	Team Health Holdings Inc.	699,797	40,945
*	Cepheid	698,542	39,747
*	WellCare Health Plans Inc.	430,760	39,397
	HealthSouth Corp.	862,438	38,258
*	Align Technology Inc.	711,063	38,245
*	Alere Inc.	773,894	37,843
*	PAREXEL International Corp.	543,226	37,477
*,^ Intercept Pharmaceuticals Inc.		131,593	37,112
	Bio-Techne Corp.	366,335	36,740
*	Charles River Laboratories International Inc.	460,487	36,512
*	Bluebird Bio Inc.	293,794	35,481
*	Acadia Healthcare Co. Inc.	491,679	35,204
*	Seattle Genetics Inc.	992,470	35,084
*	Akorn Inc.	734,280	34,886
*	LifePoint Hospitals Inc.	443,955	32,608
*,^ OPKO Health Inc.		2,271,805	32,191
*	Pacira Pharmaceuticals Inc.	355,618	31,597
*	Impax Laboratories Inc.	653,881	30,647
*	Neurocrine Biosciences Inc.	758,321	30,113
*	Amsurg Corp.	470,619	28,952
	Hill-Rom Holdings Inc.	569,225	27,892
*	Bio-Rad Laboratories Inc. Class A	203,352	27,489
*	Celldex Therapeutics Inc.	957,533	26,686
*	Medidata Solutions Inc.	532,645	26,121
*	ABIOMED Inc.	363,798	26,041
*,^ Myriad Genetics Inc.		722,332	25,571
*	ACADIA Pharmaceuticals Inc.	773,841	25,219
*	Anacor Pharmaceuticals Inc.	419,865	24,289
*	Dyax Corp.	1,356,699	22,731
*	Haemonetics Corp.	505,795	22,720
*	Thoratec Corp.	541,819	22,697
*	Catalent Inc.	724,322	22,563
*	Synageva BioPharma Corp.	229,516	22,385
*	Halyard Health Inc.	454,655	22,369
*	Prestige Brands Holdings Inc.	517,886	22,212
*	Clovis Oncology Inc.	291,955	21,672
	Owens & Minor Inc.	631,383	21,366
*	NuVasive Inc.	462,323	21,262
*	Molina Healthcare Inc.	311,796	20,981
*	Bruker Corp.	1,098,399	20,287
*	Novavax Inc.	2,442,479	20,199
	Chemed Corp.	166,270	19,853
*	Allscripts Healthcare Solutions Inc.	1,655,426	19,799
*	Magellan Health Inc.	272,422	19,293
*,^ Exact Sciences Corp.		874,875	19,265
*	Portola Pharmaceuticals Inc. Class A	504,183	19,139
*	Ironwood Pharmaceuticals Inc. Class A	1,186,176	18,979
*	Horizon Pharma plc	713,795	18,537
*	Insulet Corp.	551,581	18,395
	Kindred Healthcare Inc.	772,798	18,385
*	Auspex Pharmaceuticals Inc.	180,746	18,123
*	Medicines Co.	645,625	18,090
*	Lannett Co. Inc.	261,974	17,738
*	IMS Health Holdings Inc.	653,755	17,697
*	Cyberonics Inc.	260,141	16,888
*	Neogen Corp.	360,718	16,856

	Cantel Medical Corp.	349,830	16,617
*	Globus Medical Inc.	649,625	16,397
*	Air Methods Corp.	350,106	16,311
*,^ Intrexon Corp.		347,689	15,775
*	Masimo Corp.	473,560	15,618
*	Ultragenyx Pharmaceutical Inc.	250,738	15,568
*	Integra LifeSciences Holdings Corp.	251,200	15,486
*	ARIAD Pharmaceuticals Inc.	1,836,531	15,133
*	Halozyme Therapeutics Inc.	1,028,899	14,693
*	Greatbatch Inc.	249,715	14,446
*	Spectranetics Corp.	413,552	14,375
*	TESARO Inc.	247,953	14,232
*	AMAG Pharmaceuticals Inc.	260,218	14,224
	Select Medical Holdings Corp.	956,036	14,178
*	Ligand Pharmaceuticals Inc.	182,371	14,063
*	HeartWare International Inc.	159,653	14,013
*	Nektar Therapeutics	1,267,726	13,945
*,^ Juno Therapeutics Inc.		228,939	13,887
*	ExamWorks Group Inc.	333,024	13,860
*	Acorda Therapeutics Inc.	415,142	13,816
	CONMED Corp.	269,314	13,598
*	PTC Therapeutics Inc.	222,396	13,533
	Abaxis Inc.	209,376	13,423
*,^ MannKind Corp.		2,564,855	13,337
*	HMS Holdings Corp.	860,262	13,291
*	Depomed Inc.	578,915	12,973
*	Cambrex Corp.	326,216	12,928
*	Chimerix Inc.	339,745	12,805
*	Wright Medical Group Inc.	494,972	12,770
*,^ Keryx Biopharmaceuticals Inc.		1,000,836	12,741
*	Tetraphase Pharmaceuticals Inc.	346,830	12,708
*,^ Esperion Therapeutics Inc.		136,420	12,632
^	Theravance Inc.	802,030	12,608
*	Natus Medical Inc.	315,912	12,469
*	ICU Medical Inc.	132,683	12,358
*	Omnicell Inc.	349,286	12,260
*,^ ZIOPHARM Oncology Inc.		1,117,339	12,034
*	Fluidigm Corp.	276,329	11,633
*	AMN Healthcare Services Inc.	488,632	11,273
*	Cardiovascular Systems Inc.	288,046	11,245
*	Endologix Inc.	650,212	11,099
	Analogic Corp.	122,049	11,094
*	Merrimack Pharmaceuticals Inc.	931,436	11,065
*	MedAssets Inc.	585,636	11,022
*	Affymetrix Inc.	872,615	10,960
*	Premier Inc. Class A	286,244	10,757
*,^ NewLink Genetics Corp.		196,309	10,740
*	Prothena Corp. plc	279,683	10,667
*	Sangamo BioSciences Inc.	676,563	10,609
*	Arena Pharmaceuticals Inc.	2,388,388	10,437
*	Insmed Inc.	500,495	10,410
	Ensign Group Inc.	220,132	10,315
*	Achillion Pharmaceuticals Inc.	1,041,352	10,268
*	Cempra Inc.	296,328	10,167
*	Agios Pharmaceuticals Inc.	104,772	9,880
*	NxStage Medical Inc.	568,672	9,838
*	MiMedx Group Inc.	935,268	9,727

*	Repligen Corp.	319,353	9,696
*	Veeva Systems Inc. Class A	368,488	9,407
*	Array BioPharma Inc.	1,267,867	9,344
*	Relypsa Inc.	255,794	9,226
*	Tornier NV	349,109	9,154
*	Bio-Reference Laboratories Inc.	257,196	9,064
*,^ Foundation Medicine Inc.		183,323	8,820
*	Amedisys Inc.	327,923	8,782
*,^ Orexigen Therapeutics Inc.		1,110,467	8,695
*	Zeltiq Aesthetics Inc.	279,903	8,629
*	Merit Medical Systems Inc.	445,344	8,573
*	PharMerica Corp.	302,196	8,519
*	Emergent Biosolutions Inc.	294,131	8,459
*	KYTHERA Biopharmaceuticals Inc.	167,414	8,396
*	IPC Healthcare Inc.	177,220	8,266
*	Quidel Corp.	304,549	8,217
*	Amicus Therapeutics Inc.	743,204	8,086
	Meridian Bioscience Inc.	423,393	8,078
*	Hanger Inc.	353,043	8,011
*	ImmunoGen Inc.	876,627	7,846
*	Aegerion Pharmaceuticals Inc.	290,784	7,610
*	Capital Senior Living Corp.	291,500	7,562
*	Dynavax Technologies Corp.	334,055	7,493
	US Physical Therapy Inc.	157,710	7,491
*	Orthofix International NV	207,867	7,460
*,^ Omeros Corp.		338,637	7,460
*	Momenta Pharmaceuticals Inc.	490,246	7,452
	Quality Systems Inc.	459,042	7,335
*	Raptor Pharmaceutical Corp.	654,756	7,117
	National HealthCare Corp.	111,258	7,088
*	Healthways Inc.	357,054	7,034
*	Accuray Inc.	752,736	7,000
*	TherapeuticsMD Inc.	1,097,926	6,642
*	Luminex Corp.	410,657	6,571
*	Infinity Pharmaceuticals Inc.	469,622	6,565
	Computer Programs & Systems Inc.	120,277	6,526
*,^ OvaScience Inc.		187,466	6,511
	Invacare Corp.	333,878	6,481
*	VWR Corp.	248,474	6,458
*	Providence Service Corp.	121,310	6,444
*,^ Kite Pharma Inc.		110,310	6,363
*	BioCryst Pharmaceuticals Inc.	690,729	6,237
*	Genomic Health Inc.	203,422	6,215
*	Cynosure Inc. Class A	200,095	6,137
*	Karyopharm Therapeutics Inc.	199,543	6,108
*	Geron Corp.	1,614,504	6,087
	Aceto Corp.	275,150	6,053
*	MacroGenics Inc.	191,114	5,995
*	AngioDynamics Inc.	336,211	5,981
*	LHC Group Inc.	175,092	5,783
*	TG Therapeutics Inc.	370,246	5,731
*	Insys Therapeutics Inc.	97,700	5,679
*	Otonomy Inc.	157,211	5,559
*	HealthStream Inc.	217,712	5,486
*	Anika Therapeutics Inc.	133,141	5,481
*,^ Accelerate Diagnostics Inc.		233,659	5,257
*	AtriCure Inc.	254,004	5,205

*	Sagent Pharmaceuticals Inc.	219,798	5,110
*,^ Sarepta Therapeutics Inc.		382,722	5,083
*	Hyperion Therapeutics Inc.	109,966	5,047
*	Radius Health Inc.	122,265	5,032
*	Universal American Corp.	471,129	5,032
*	ANI Pharmaceuticals Inc.	78,332	4,900
*	Retrophin Inc.	204,250	4,894
*	Ophthotech Corp.	104,959	4,884
*	GenMark Diagnostics Inc.	371,149	4,818
*,^ Exelixis Inc.		1,862,267	4,786
	Atrion Corp.	13,756	4,753
*	CorVel Corp.	138,045	4,750
*	Zafgen Inc.	119,521	4,734
*	Five Prime Therapeutics Inc.	205,884	4,704
*	Sequenom Inc.	1,190,183	4,701
*,^ Rockwell Medical Inc.		428,663	4,685
*	BioDelivery Sciences International Inc.	435,189	4,569
*	Intra-Cellular Therapies Inc.	189,254	4,519
*	Corcept Therapeutics Inc.	804,768	4,507
*,^ Inovio Pharmaceuticals Inc.		550,991	4,496
*	LDR Holding Corp.	122,250	4,479
*	Albany Molecular Research Inc.	252,762	4,449
*	Vascular Solutions Inc.	144,384	4,378
*	OraSure Technologies Inc.	665,268	4,351
*	Aerie Pharmaceuticals Inc.	138,072	4,327
*	Triple-S Management Corp. Class B	214,562	4,265
	Phibro Animal Health Corp. Class A	119,990	4,249
*	Osiris Therapeutics Inc.	239,369	4,208
*	Progenics Pharmaceuticals Inc.	701,212	4,193
*	Alder Biopharmaceuticals Inc.	143,981	4,155
*,^ Regulus Therapeutics Inc.		244,131	4,136
*,^ Unilife Corp.		1,027,911	4,122
*	Rigel Pharmaceuticals Inc.	1,154,346	4,121
*	Aratana Therapeutics Inc.	257,311	4,120
*	SciClone Pharmaceuticals Inc.	463,799	4,109
*	Immunomedics Inc.	1,070,924	4,102
*,^ Synergy Pharmaceuticals Inc.		886,096	4,094
*	XenoPort Inc.	572,982	4,080
	CryoLife Inc.	392,845	4,074
*	Theravance Biopharma Inc.	232,321	4,031
*	SurModics Inc.	150,689	3,922
*	Spark Therapeutics Inc.	49,888	3,866
*	Sucampo Pharmaceuticals Inc. Class A	245,058	3,813
*,^ Vanda Pharmaceuticals Inc.		409,729	3,810
*	Antares Pharma Inc.	1,378,252	3,735
*	Almost Family Inc.	82,058	3,669
*	Spectrum Pharmaceuticals Inc.	601,398	3,650
	Landauer Inc.	102,043	3,586
*	Acceleron Pharma Inc.	94,047	3,579
*,^ Cerus Corp.		842,832	3,515
*	Avalanche Biotechnologies Inc.	85,526	3,466
*	Surgical Care Affiliates Inc.	98,096	3,368
*	PRA Health Sciences Inc.	116,443	3,358
*	Cross Country Healthcare Inc.	282,858	3,355
*,^ Arrowhead Research Corp.		494,990	3,349
*	Enanta Pharmaceuticals Inc.	108,289	3,316
*	Heron Therapeutics Inc.	226,549	3,296

*	XOMA Corp.	893,815	3,253
*	Lion Biotechnologies Inc.	268,656	3,253
*	Xencor Inc.	210,880	3,231
*	Pacific Biosciences of California Inc.	545,312	3,185
*	RadNet Inc.	373,069	3,134
*	Supernus Pharmaceuticals Inc.	258,995	3,131
*	Idera Pharmaceuticals Inc.	842,085	3,124
*,^ Lexicon Pharmaceuticals Inc.		3,288,363	3,105
*,^ Ampio Pharmaceuticals Inc.		396,451	2,985
*	Catalyst Pharmaceutical Partners Inc.	686,360	2,972
*	BioScrip Inc.	664,061	2,942
*	Pernix Therapeutics Holdings Inc.	271,944	2,907
*,^ Northwest Biotherapeutics Inc.		393,284	2,899
*	Verastem Inc.	277,442	2,822
*	CTI BioPharma Corp.	1,532,460	2,774
*	Agenus Inc.	540,454	2,773
*,^ OncoMed Pharmaceuticals Inc.		106,665	2,750
*	Merge Healthcare Inc.	611,649	2,734
*	Harvard Bioscience Inc.	464,243	2,702
*	Curis Inc.	1,122,891	2,695
*	Inogen Inc.	82,688	2,645
*	RTI Surgical Inc.	530,540	2,621
*,^ Navidea Biopharmaceuticals Inc.		1,645,423	2,616
*,^ Advaxis Inc.		180,770	2,610
*	Epizyme Inc.	138,982	2,610
*,^ VIVUS Inc.		1,049,127	2,581
*,^ Organovo Holdings Inc.		721,928	2,556
*	Sorrento Therapeutics Inc.	218,114	2,521
*	Sage Therapeutics Inc.	49,412	2,482
*	ZS Pharma Inc.	58,888	2,478
*	Cytokinetics Inc.	363,983	2,468
*	Durect Corp.	1,276,169	2,437
*	STAAR Surgical Co.	327,901	2,436
*,^ Athersys Inc.		835,344	2,406
*	Mirati Therapeutics Inc.	80,711	2,366
*	Alliance HealthCare Services Inc.	105,761	2,346
*,^ Peregrine Pharmaceuticals Inc.		1,730,420	2,336
*	ArQule Inc.	1,035,938	2,320
*	Threshold Pharmaceuticals Inc.	566,655	2,301
*	HealthEquity Inc.	91,138	2,278
*	Revance Therapeutics Inc.	109,203	2,264
*	Dicerna Pharmaceuticals Inc.	92,821	2,230
*	Heska Corp.	86,472	2,229
*,^ Endocyte Inc.		354,204	2,217
*	K2M Group Holdings Inc.	98,829	2,179
*	BioTelemetry Inc.	242,286	2,144
*	POZEN Inc.	276,580	2,135
*	Atara Biotherapeutics Inc.	50,881	2,115
*	Cutera Inc.	161,576	2,088
*,^ Neuralstem Inc.		1,097,463	2,085
*,^ IGI Laboratories Inc.		253,714	2,070
*	Vocera Communications Inc.	200,832	1,992
*,^ BioTime Inc.		399,924	1,988
*,^ CytRx Corp.		581,115	1,958
*	Eagle Pharmaceuticals Inc.	46,251	1,937
	Psychemedics Corp.	116,094	1,927
*	Repros Therapeutics Inc.	222,686	1,913

*	Stemline Therapeutics Inc.	126,649	1,833
*	Adeptus Health Inc. Class A	36,291	1,823
*	Zogenix Inc.	1,286,632	1,763
*	La Jolla Pharmaceutical Co.	96,317	1,763
*,^ Celladon Corp.		93,035	1,762
*	NeoGenomics Inc.	376,367	1,758
*	Five Star Quality Care Inc.	381,945	1,696
	Simulations Plus Inc.	275,993	1,695
*	Synta Pharmaceuticals Corp.	860,452	1,669
	Digirad Corp.	362,665	1,646
*,^ Galena Biopharma Inc.		1,174,462	1,632
*	BioSpecifics Technologies Corp.	40,697	1,593
*	Tandem Diabetes Care Inc.	123,905	1,564
*	Nevro Corp.	32,524	1,559
*	Oncothyreon Inc.	914,313	1,490
*	Versartis Inc.	80,849	1,485
*	Exactech Inc.	57,274	1,468
*,^ IsoRay Inc.		915,779	1,438
	Utah Medical Products Inc.	23,246	1,392
*	ChemoCentryx Inc.	183,188	1,383
*,^ CorMedix Inc.		139,243	1,370
*	Civitas Solutions Inc.	65,007	1,361
*	Dermira Inc.	88,114	1,353
*	Derma Sciences Inc.	159,450	1,351
*	Flexion Therapeutics Inc.	59,807	1,347
*,^ Cytori Therapeutics Inc.		1,124,009	1,326
*	Synthetic Biologics Inc.	604,402	1,324
*	Calithera Biosciences Inc.	80,573	1,323
*	Iridex Corp.	124,615	1,306
*	Medgenics Inc.	162,002	1,304
*	Targacept Inc.	438,240	1,302
*	Synergetics USA Inc.	241,344	1,301
*	Ocular Therapeutix Inc.	30,466	1,279
*	Alimera Sciences Inc.	248,225	1,244
*,^ Coronado Biosciences Inc.		320,919	1,236
*,^ Rexahn Pharmaceuticals Inc.		1,680,760	1,227
*	Icad Inc.	125,277	1,200
*	Trovagene Inc.	174,198	1,186
*	Sunesis Pharmaceuticals Inc.	480,107	1,176
	LeMaitre Vascular Inc.	136,680	1,145
*	Anthera Pharmaceuticals Inc.	254,132	1,136
*	Fonar Corp.	86,267	1,131
*	Concert Pharmaceuticals Inc.	74,554	1,129
*	Genesis Healthcare Inc.	153,596	1,094
	National Research Corp. Class A	75,048	1,081
*	Vitae Pharmaceuticals Inc.	92,116	1,079
*	Alphatec Holdings Inc.	740,219	1,073
*	Enzo Biochem Inc.	351,414	1,037
*	Discovery Laboratories Inc.	845,722	1,006
*	Cellular Dynamics International Inc.	60,081	987
*,^ AcelRx Pharmaceuticals Inc.		254,354	982
*	Pain Therapeutics Inc.	514,431	972
*	Addus HomeCare Corp.	41,941	965
*,^ PharmAthene Inc.		587,057	957
*	Biolase Inc.	471,611	953
*	Inovalon Holdings Inc. Class A	31,323	946
*	INC Research Holdings Inc. Class A	28,400	930

*	pSivida Corp.	232,598	919
*	Palatin Technologies Inc.	894,320	912
*	AAC Holdings Inc.	29,054	888
*	Intersect ENT Inc.	33,910	876
*	Vital Therapies Inc.	34,248	857
*	NanoString Technologies Inc.	83,934	855
*	NanoViricides Inc.	377,412	849
*	Amphastar Pharmaceuticals Inc.	56,241	841
*	Trevena Inc.	124,442	811
*	Fibrocell Science Inc.	177,919	802
*	Cara Therapeutics Inc.	78,339	787
*,^ Castlight Health Inc. Class B		100,871	783
*	Kindred Biosciences Inc.	109,196	780
*	AVEO Pharmaceuticals Inc.	534,939	776
*	Applied Genetic Technologies Corp.	37,236	744
*	EPIRUS Biopharmaceuticals Inc.	82,981	743
*	Celsion Corp.	277,915	742
*	Bellicum Pharmaceuticals Inc.	31,627	733
*	Akebia Therapeutics Inc.	65,806	731
*,^ Apricus Biosciences Inc.		385,438	721
*	Columbia Laboratories Inc.	115,244	716
*,^ Galectin Therapeutics Inc.		205,548	689
*	Vical Inc.	721,474	682
*	StemCells Inc.	658,048	671
	Enzon Pharmaceuticals Inc.	616,166	653
*	FibroGen Inc.	20,800	653
*,^ NeoStem Inc.		255,125	648
*,^ TearLab Corp.		318,231	633
*	AdCare Health Systems Inc.	143,830	630
*	GlycoMimetics Inc.	73,359	610
*,^ Conatus Pharmaceuticals Inc.		85,588	609
*	Tonix Pharmaceuticals Holding Corp.	95,995	607
*	Achaogen Inc.	61,819	603
*,^ Cancer Genetics Inc.		75,109	587
*,^ Ohr Pharmaceutical Inc.		229,471	583
*	ERBA Diagnostics Inc.	164,869	579
*	Mast Therapeutics Inc.	1,192,694	578
*	MediciNova Inc.	163,928	577
*	Biota Pharmaceuticals Inc.	249,096	573
*	BIND Therapeutics Inc.	103,836	570
*	Ardelyx Inc.	42,783	560
*	Coherus Biosciences Inc.	18,205	557
*	Sientra Inc.	28,417	545
*	Assembly Biosciences Inc.	41,121	544
*	Brainstorm Cell Therapeutics Inc.	118,821	529
*,^ Sunshine Heart Inc.		121,357	515
*	TransEnterix Inc.	174,808	512
*	Bio-Path Holdings Inc.	282,840	509
*,^ CEL-SCI Corp.		480,353	504
*,^ Tenax Therapeutics Inc.		153,831	501
*	Sharps Compliance Corp.	78,969	501
*,^ Hansen Medical Inc.		574,298	500
*,^ EnteroMedics Inc.		545,383	499
*	Cumberland Pharmaceuticals Inc.	74,721	498
*	Imprivata Inc.	35,519	497
*,^ iBio Inc.		642,540	490
*,^ Hemispherx Biopharma Inc.		2,108,824	481

*	MEI Pharma Inc.	256,364	459
*	Veracyte Inc.	59,958	436
*	Paratek Pharmaceuticals Inc.	13,553	424
*	Entellus Medical Inc.	18,480	405
*	Symmetry Surgical Inc.	54,759	401
*	Harvard Apparatus Regenerative Technology Inc.	123,414	401
*	ImmunoCellular Therapeutics Ltd.	815,936	396
*	Cardica Inc.	627,032	395
*	Retractable Technologies Inc.	101,655	394
*	Tokai Pharmaceuticals Inc.	34,414	389
*	OncoGenex Pharmaceuticals Inc.	175,493	377
*	Actinium Pharmaceuticals Inc.	151,936	375
*	Genocea Biosciences Inc.	31,333	372
*	Immune Design Corp.	17,392	367
*,^ Trupanion Inc.		44,641	357
*	Adamas Pharmaceuticals Inc.	20,322	355
*	Ocera Therapeutics Inc.	73,804	348
*	Misonix Inc.	26,024	340
*	Vericel Corp.	91,759	340
*,^ Atossa Genetics Inc.		187,867	338
*,^ OXiGENE Inc.		229,918	336
*	Flex Pharma Inc.	17,000	333
*,^ Acura Pharmaceuticals Inc.		408,034	322
*	GenVec Inc.	109,194	321
*	Stereotaxis Inc.	155,384	320
*	Bovie Medical Corp.	128,896	308
*,^ Cyclacel Pharmaceuticals Inc.		340,155	306
*	Avinger Inc.	26,160	290
*	T2 Biosystems Inc.	18,166	282
*	Dipexium Pharmaceuticals Inc.	20,000	273
*	Egalet Corp.	20,865	270
*	Pfenex Inc.	16,405	261
*	Alexza Pharmaceuticals Inc.	125,088	259
*	Uroplasty Inc.	208,071	254
*	Cymabay Therapeutics Inc.	36,600	253
*,^ Nanosphere Inc.		1,070,936	248
*	Hooper Holmes Inc.	466,668	243
*,^ Wright Medical Group Inc. CVR Exp. 12/31/2049		52,493	226
*	Bacterin International Holdings Inc.	54,930	225
*,^ PhotoMedex Inc.		111,896	225
*	Adamis Pharmaceuticals Corp.	56,441	222
*	MGC Diagnostics Corp.	29,709	219
*	CytoSorbents Corp.	16,372	216
*	Onconova Therapeutics Inc.	89,598	216
*,^ NovaBay Pharmaceuticals Inc.		311,120	215
*	BG Medicine Inc.	257,504	209
*	Regado Biosciences Inc.	165,650	202
*	Argos Therapeutics Inc.	22,028	196
*,^ Cellular Biomedicine Group Inc.		6,011	189
*	Bioanalytical Systems Inc.	91,696	186
*	Alliqua BioMedical Inc.	35,080	182
*,^ GTx Inc.		269,583	182
*	NephroGenex Inc.	22,435	177
*	CASI Pharmaceuticals Inc.	119,606	176
*	American CareSource Holdings Inc.	51,566	155
*	Minerva Neurosciences Inc.	30,363	152
*	TetraLogic Pharmaceuticals Corp.	34,634	152

*	Biodel Inc.	126,798	151
*,^ Opexa Therapeutics Inc.		271,372	149
*	Cleveland BioLabs Inc.	38,901	140
*	Celator Pharmaceuticals Inc.	56,366	139
*	Lipocine Inc.	20,070	138
*	Echo Therapeutics Inc.	64,674	138
*	Galmed Pharmaceuticals Ltd.	14,450	136
*	PDI Inc.	94,976	128
*	Neothetics Inc.	15,400	126
*	KaloBios Pharmaceuticals Inc.	253,725	124
*	CombiMatrix Corp.	64,337	122
*	Perseon Corp.	293,101	120
*,^ Venaxis Inc.		250,630	116
*	TriVascular Technologies Inc.	11,037	116
*	Presbia plc	15,400	114
*	Eleven Biotherapeutics Inc.	12,663	113
*,^ RXi Pharmaceuticals Corp.		154,001	111
*	Vision Sciences Inc.	307,620	108
*	AxoGen Inc.	30,459	107
*	CAS Medical Systems Inc.	78,450	105
*	Invitae Corp.	6,160	103
*	SunLink Health Systems Inc.	59,900	102
*	Loxo Oncology Inc.	7,845	98
*	ProPhase Labs Inc.	72,896	95
*	Oculus Innovative Sciences Inc.	111,961	94
*	Imprimis Pharmaceuticals Inc.	11,791	94
*	Authentidate Holding Corp.	279,777	92
*	Vermillion Inc.	49,637	88
*	Evoke Pharma Inc.	12,473	87
*	Fate Therapeutics Inc.	17,500	86
*	Escalon Medical Corp.	59,011	80
*	Chembio Diagnostics Inc.	19,255	76
*	Recro Pharma Inc.	8,387	76
*	Response Genetics Inc.	145,825	67
*	Ignyta Inc.	6,588	66
*	Ocata Therapeutics Inc.	10,600	65
*	DARA BioSciences Inc.	89,081	65
*	Lpath Inc. Class A	25,108	62
*	Salix Pharmaceuticals Ltd.	358	62
*	Proteon Therapeutics Inc.	5,000	58
*	InspireMD Inc.	171,873	55
*	InfuSystems Holdings Inc.	20,115	55
*	Streamline Health Solutions Inc.	14,460	52
*	Agile Therapeutics Inc.	5,400	50
*	Cesca Therapeutics Inc.	54,283	49
*	VirtualScopics Inc.	16,180	48
*	Delcath Systems Inc.	46,529	45
*	Asterias Biotherapeutics Inc.	6,600	44
*	Ligand Pharmaceuticals Inc. Rights	395,811	42
*	ARCA biopharma Inc.	50,393	40
*,^ MELA Sciences Inc.		13,636	35
*	Amedica Corp.	99,463	35
*	Aquinox Pharmaceuticals Inc.	4,000	34
*	WaferGen Bio-systems Inc.	7,400	34
*	NeuroMetrix Inc.	17,183	29
*	Roka Bioscience Inc.	7,900	25
*,^ CareDx Inc.		4,400	24

* Tracon Pharmaceuticals Inc.	1,654	23
* Transgenomic Inc.	13,729	20
* iRadimed Corp.	1,220	19
* Marinus Pharmaceuticals Inc.	2,000	18
* Allied Healthcare Products Inc.	10,415	17
* Signal Genetics Inc.	6,900	15
Daxor Corp.	2,313	13
* Cerulean Pharma Inc.	1,415	13
Ligand Pharmaceuticals Inc. Rights	395,811	13
* ADMA Biologics Inc.	1,000	10
* Heat Biologics Inc.	1,200	8
* BioLife Solutions Inc.	4,200	7
* Electromed Inc.	2,500	6
* Aradigm Corp.	891	6
* SCYNEXIS Inc.	500	4
* GlobeImmune Inc.	500	4
* Ligand Pharmaceuticals Inc. Rights	395,811	4
* CollabRx Inc.	2,700	3
* Immune Pharmaceuticals Inc.	1,227	2
* Aldeyra Therapeutics Inc.	200	2
* Oragenics Inc.	2,006	2
* Ligand Pharmaceuticals Inc. Rights	395,811	2
* Medical Transcription Billing Corp.	288	1
		5,760,141
Industrials (14.2%)
* United Continental Holdings Inc.	3,767,096	253,337
TransDigm Group Inc.	486,423	106,390
* Verisk Analytics Inc. Class A	1,467,510	104,780
* Hertz Global Holdings Inc.	4,419,244	95,809
* Sensata Technologies Holding NV	1,660,985	95,424
Towers Watson & Co. Class A	688,868	91,058
Wabtec Corp.	951,336	90,386
Alaska Air Group Inc.	1,297,186	85,848
JB Hunt Transport Services Inc.	913,026	77,968
* IHS Inc. Class A	672,110	76,459
Fortune Brands Home & Security Inc.	1,558,210	73,984
Acuity Brands Inc.	427,999	71,972
* Spirit AeroSystems Holdings Inc. Class A	1,283,031	66,987
Huntington Ingalls Industries Inc.	476,612	66,797
ManpowerGroup Inc.	768,227	66,183
* WABCO Holdings Inc.	538,568	66,179
B/E Aerospace Inc.	1,039,506	66,133
* Avis Budget Group Inc.	1,047,445	61,815
Waste Connections Inc.	1,224,565	58,951
Carlisle Cos. Inc.	634,034	58,731
Hubbell Inc. Class B	534,573	58,600
IDEX Corp.	767,624	58,209
* Middleby Corp.	565,889	58,088
* Spirit Airlines Inc.	719,155	55,634
Trinity Industries Inc.	1,535,030	54,509
KAR Auction Services Inc.	1,389,662	52,710
Allison Transmission Holdings Inc.	1,638,955	52,348
* Old Dominion Freight Line Inc.	671,836	51,933
Owens Corning	1,157,526	50,237
Lincoln Electric Holdings Inc.	767,211	50,168
* JetBlue Airways Corp.	2,579,025	49,646
AO Smith Corp.	742,749	48,769

*	Genesee & Wyoming Inc. Class A	503,753	48,582
	Hexcel Corp.	944,436	48,563
	Donaldson Co. Inc.	1,260,076	47,517
*	HD Supply Holdings Inc.	1,510,737	47,067
	Chicago Bridge & Iron Co. NV	947,708	46,684
*	AECOM	1,512,821	46,625
	Lennox International Inc.	406,655	45,419
	Exelis Inc.	1,842,013	44,890
*	Colfax Corp.	938,048	44,773
*	Orbital ATK Inc.	582,672	44,650
	Nordson Corp.	562,074	44,033
*	Copart Inc.	1,125,739	42,294
	Graco Inc.	585,159	42,225
*	Kirby Corp.	546,600	41,022
	Toro Co.	550,332	38,589
	Oshkosh Corp.	782,789	38,192
	RR Donnelley & Sons Co.	1,989,726	38,183
	AGCO Corp.	789,970	37,634
*	Teledyne Technologies Inc.	346,083	36,937
	ITT Corp.	902,271	36,010
	MSC Industrial Direct Co. Inc. Class A	497,304	35,905
	Air Lease Corp. Class A	944,583	35,649
	Regal-Beloit Corp.	439,537	35,128
	Curtiss-Wright Corp.	472,579	34,942
*	Esterline Technologies Corp.	305,310	34,934
	SPX Corp.	405,655	34,440
	Deluxe Corp.	491,289	34,036
	Babcock & Wilcox Co.	1,053,624	33,811
	Watsco Inc.	267,998	33,687
*	Generac Holdings Inc.	674,752	32,854
	CLARCOR Inc.	492,940	32,564
	Timken Co.	736,703	31,045
*	WESCO International Inc.	436,822	30,529
*	Clean Harbors Inc.	536,460	30,460
	Crane Co.	487,439	30,421
	Valmont Industries Inc.	243,121	29,875
*	Moog Inc. Class A	397,870	29,860
	Triumph Group Inc.	499,437	29,826
	EMCOR Group Inc.	635,873	29,549
*	XPO Logistics Inc.	649,455	29,531
	Landstar System Inc.	441,775	29,290
	Woodward Inc.	572,089	29,182
	Covanta Holding Corp.	1,288,756	28,907
	EnerSys	448,051	28,783
	Manitowoc Co. Inc.	1,334,738	28,777
	Terex Corp.	1,062,824	28,260
	HEICO Corp.	456,775	27,895
*	Rexnord Corp.	1,002,638	26,760
	Corporate Executive Board Co.	330,890	26,425
	Kennametal Inc.	781,964	26,344
*	Polypore International Inc.	441,688	26,015
	Allegiant Travel Co. Class A	134,029	25,772
*,^ SolarCity Corp.		501,469	25,715
*	Armstrong World Industries Inc.	445,775	25,619
	GATX Corp.	436,980	25,336
	Con-way Inc.	567,072	25,025
	Rollins Inc.	974,858	24,108

	HNI Corp.	435,930	24,050
*	USG Corp.	880,812	23,518
*	DigitalGlobe Inc.	687,884	23,436
*,^ NOW Inc.		1,051,900	22,763
	Healthcare Services Group Inc.	696,561	22,380
*	Advisory Board Co.	411,741	21,938
*	Swift Transportation Co.	838,768	21,825
	KBR Inc.	1,423,792	20,616
	Mueller Industries Inc.	563,766	20,369
*	KLX Inc.	516,380	19,901
	AMERCO	59,273	19,584
*	Navistar International Corp.	661,750	19,522
	Knight Transportation Inc.	602,515	19,431
	Barnes Group Inc.	478,639	19,380
	Mobile Mini Inc.	454,076	19,362
	Hillenbrand Inc.	614,799	18,979
	Applied Industrial Technologies Inc.	406,932	18,450
	UniFirst Corp.	153,196	18,030
	Matson Inc.	424,472	17,896
	RBC Bearings Inc.	230,863	17,670
*	On Assignment Inc.	460,449	17,667
*	Trex Co. Inc.	318,046	17,343
*	WageWorks Inc.	324,328	17,296
	Steelcase Inc. Class A	879,027	16,649
	ABM Industries Inc.	516,930	16,469
*	Dycom Industries Inc.	336,138	16,417
	Forward Air Corp.	301,344	16,363
	Herman Miller Inc.	582,901	16,181
	Korn/Ferry International	488,756	16,065
*	Proto Labs Inc.	223,719	15,660
	MSA Safety Inc.	312,613	15,593
	United Stationers Inc.	380,266	15,587
	EnPro Industries Inc.	235,577	15,536
	Mueller Water Products Inc. Class A	1,568,339	15,448
	Watts Water Technologies Inc. Class A	279,115	15,360
	Simpson Manufacturing Co. Inc.	408,848	15,279
*	FTI Consulting Inc.	405,912	15,205
*	Beacon Roofing Supply Inc.	484,291	15,158
	Matthews International Corp. Class A	292,674	15,076
	Franklin Electric Co. Inc.	389,058	14,839
	Tetra Tech Inc.	615,412	14,782
*	Huron Consulting Group Inc.	222,963	14,749
	Actuant Corp. Class A	602,721	14,309
*	GenCorp Inc.	616,637	14,300
	West Corp.	422,200	14,241
	G&K Services Inc. Class A	195,373	14,170
^	Greenbrier Cos. Inc.	240,733	13,963
	Aircastle Ltd.	619,223	13,908
	Harsco Corp.	797,313	13,762
	Werner Enterprises Inc.	435,672	13,684
*	Masonite International Corp.	203,213	13,668
*	Astronics Corp.	185,239	13,652
	TAL International Group Inc.	334,326	13,617
*	TriMas Corp.	441,542	13,595
*	Hub Group Inc. Class A	345,990	13,594
	Interface Inc. Class A	649,948	13,506
	Brink's Co.	481,711	13,310

Brady Corp. Class A	468,858	13,264
Heartland Express Inc.	540,913	12,852
* MasTec Inc.	652,676	12,597
Insperity Inc.	238,723	12,483
* TASER International Inc.	516,431	12,451
Granite Construction Inc.	352,351	12,382
Apogee Enterprises Inc.	286,231	12,365
* Meritor Inc.	962,411	12,136
Tennant Co.	181,152	11,842
* MRC Global Inc.	997,711	11,823
AZZ Inc.	251,395	11,712
* Hawaiian Holdings Inc.	526,009	11,585
AAR Corp.	373,299	11,460
Kaman Corp.	268,066	11,374
Albany International Corp.	283,385	11,265
Exponent Inc.	126,645	11,259
* UTi Worldwide Inc.	912,408	11,223
Cubic Corp.	215,870	11,176
Universal Forest Products Inc.	196,924	10,925
Knoll Inc.	463,250	10,854
* Saia Inc.	239,669	10,617
US Ecology Inc.	211,687	10,578
AAON Inc.	428,654	10,515
* Chart Industries Inc.	299,742	10,513
* Atlas Air Worldwide Holdings Inc.	243,528	10,477
Standex International Corp.	126,049	10,352
Sun Hydraulics Corp.	250,113	10,345
John Bean Technologies Corp.	288,381	10,301
* TrueBlue Inc.	416,242	10,135
ESCO Technologies Inc.	259,964	10,133
* Nortek Inc.	112,271	9,908
Federal Signal Corp.	619,711	9,785
* Wabash National Corp.	686,865	9,685
Astec Industries Inc.	225,455	9,668
Comfort Systems USA Inc.	455,496	9,584
CIRCOR International Inc.	174,394	9,539
* Rush Enterprises Inc. Class A	344,433	9,424
* TriNet Group Inc.	263,043	9,267
Briggs & Stratton Corp.	451,084	9,265
* ACCO Brands Corp.	1,098,559	9,129
Lindsay Corp.	119,718	9,128
Griffon Corp.	519,538	9,056
ArcBest Corp.	236,198	8,950
* Tutor Perini Corp.	381,034	8,897
Multi-Color Corp.	124,044	8,600
* Wesco Aircraft Holdings Inc.	552,966	8,471
Hyster-Yale Materials Handling Inc.	115,149	8,439
General Cable Corp.	488,810	8,422
* ICF International Inc.	204,037	8,335
Resources Connection Inc.	473,171	8,280
McGrath RentCorp	249,776	8,220
* Team Inc.	210,319	8,198
Quanex Building Products Corp.	403,247	7,960
SkyWest Inc.	543,854	7,946
* American Woodmark Corp.	144,738	7,922
H&E Equipment Services Inc.	310,617	7,762
* Thermon Group Holdings Inc.	321,099	7,729

	Raven Industries Inc.	376,466	7,702
	Altra Industrial Motion Corp.	273,943	7,572
	Kadant Inc.	143,792	7,565
	Kforce Inc.	335,209	7,479
*	MYR Group Inc.	230,332	7,219
*	Lydall Inc.	226,973	7,200
	Encore Wire Corp.	189,893	7,193
	Advanced Drainage Systems Inc.	236,563	7,083
	Celadon Group Inc.	257,161	7,000
*	RPX Corp.	484,868	6,977
*	Aegion Corp. Class A	384,835	6,946
*	Republic Airways Holdings Inc.	492,010	6,765
*	Blount International Inc.	524,753	6,759
*	Roadrunner Transportation Systems Inc.	263,822	6,667
	Primoris Services Corp.	382,516	6,575
*	Navigant Consulting Inc.	505,743	6,554
	Marten Transport Ltd.	279,816	6,492
	Quad/Graphics Inc.	282,139	6,484
	Viad Corp.	230,437	6,411
	Gorman-Rupp Co.	213,392	6,391
	Columbus McKinnon Corp.	227,713	6,135
*	GP Strategies Corp.	152,095	5,628
*	DXP Enterprises Inc.	127,124	5,605
*	Patrick Industries Inc.	89,961	5,602
	Heidrick & Struggles International Inc.	224,476	5,518
*	Gibraltar Industries Inc.	324,982	5,333
	Acacia Research Corp.	496,069	5,308
	Alamo Group Inc.	83,368	5,263
*	Air Transport Services Group Inc.	566,246	5,221
	Kelly Services Inc. Class A	297,650	5,191
*	Aerovironment Inc.	195,802	5,191
*	CBIZ Inc.	545,314	5,088
*	Engility Holdings Inc.	169,263	5,085
	Titan International Inc.	539,182	5,047
	LB Foster Co. Class A	105,863	5,026
	HEICO Corp. Class A	101,171	5,012
*	PGT Inc.	446,419	4,989
	Douglas Dynamics Inc.	216,880	4,954
	American Science & Engineering Inc.	99,928	4,882
*	NCI Building Systems Inc.	276,620	4,780
	Park-Ohio Holdings Corp.	89,470	4,712
*	GrafTech International Ltd.	1,178,995	4,586
	American Railcar Industries Inc.	91,254	4,538
	FreightCar America Inc.	141,943	4,461
*	YRC Worldwide Inc.	248,320	4,460
	NN Inc.	177,762	4,458
	VSE Corp.	53,516	4,382
*	Echo Global Logistics Inc.	156,345	4,262
*	Vicor Corp.	277,529	4,218
*	USA Truck Inc.	145,489	4,029
	Allied Motion Technologies Inc.	120,898	4,013
*,^ Plug Power Inc.		1,522,183	3,942
*	Continental Building Products Inc.	171,740	3,880
	National Presto Industries Inc.	60,429	3,831
	Ennis Inc.	266,078	3,757
*	CAI International Inc.	151,873	3,732
*	PAM Transportation Services Inc.	63,743	3,651

	Argan Inc.	98,813	3,574
*	SP Plus Corp.	163,043	3,562
	Insteel Industries Inc.	161,375	3,491
*	ARC Document Solutions Inc.	375,296	3,464
*	CRA International Inc.	108,870	3,388
*	Kratos Defense & Security Solutions Inc.	612,483	3,387
*	Great Lakes Dredge & Dock Corp.	557,388	3,350
	Kimball International Inc. Class B	311,517	3,265
	Barrett Business Services Inc.	75,880	3,251
*	Veritiv Corp.	73,399	3,239
*	Covenant Transportation Group Inc. Class A	97,636	3,238
*	Builders FirstSource Inc.	475,791	3,174
*	Paylocity Holding Corp.	110,617	3,168
*	Accuride Corp.	663,146	3,090
*	Mistras Group Inc.	159,280	3,068
	Powell Industries Inc.	89,243	3,014
*	Ducommun Inc.	112,690	2,919
*	Enphase Energy Inc.	219,951	2,901
*,^ FuelCell Energy Inc.		2,263,111	2,829
*	Power Solutions International Inc.	42,666	2,743
*	Northwest Pipe Co.	118,963	2,730
*	PowerSecure International Inc.	204,188	2,687
*,^ KEYW Holding Corp.		325,199	2,676
*	Quality Distribution Inc.	258,497	2,670
*	Furmanite Corp.	334,350	2,638
	Civeo Corp.	1,036,586	2,633
*	Ply Gem Holdings Inc.	202,400	2,631
*	Vectrus Inc.	102,640	2,616
*	Orion Marine Group Inc.	293,114	2,597
*,^ Titan Machinery Inc.		188,594	2,518
	CDI Corp.	178,023	2,501
*	InnerWorkings Inc.	368,132	2,474
*	Franklin Covey Co.	126,825	2,443
	Global Brass & Copper Holdings Inc.	154,594	2,388
	CECO Environmental Corp.	224,140	2,378
*	Virgin America Inc.	77,700	2,362
*	Stock Building Supply Holdings Inc.	130,063	2,349
*	Xerium Technologies Inc.	141,272	2,291
	Global Power Equipment Group Inc.	171,786	2,268
	Courier Corp.	92,075	2,254
	Miller Industries Inc.	89,279	2,187
*,^ Capstone Turbine Corp.		3,288,499	2,138
	Houston Wire & Cable Co.	210,288	2,046
	Graham Corp.	85,180	2,042
*	Pendrell Corp.	1,512,176	1,966
*	Magnetek Inc.	50,600	1,949
*	Commercial Vehicle Group Inc.	288,840	1,860
	Dynamic Materials Corp.	139,477	1,781
	LSI Industries Inc.	217,180	1,770
	Hurco Cos. Inc.	53,592	1,765
	American Airlines Group Inc.	33,154	1,750
	Universal Truckload Services Inc.	64,872	1,633
*	Lawson Products Inc.	69,219	1,607
*	Sparton Corp.	58,873	1,442
*	Cenveo Inc.	655,665	1,403
*	NL Industries Inc.	180,617	1,400
	Twin Disc Inc.	76,884	1,359

*	Willis Lease Finance Corp.	71,007	1,319
*,^ ExOne Co.		94,300	1,287
*	Casella Waste Systems Inc. Class A	220,836	1,215
*	CPI Aerostructures Inc.	98,215	1,198
*	Hill International Inc.	333,036	1,196
*	LMI Aerospace Inc.	96,055	1,173
*	Ameresco Inc. Class A	155,142	1,148
*	TRC Cos. Inc.	134,100	1,116
	Supreme Industries Inc. Class A	141,174	1,105
	Preformed Line Products Co.	25,605	1,079
*	Manitex International Inc.	110,837	1,078
*	Heritage-Crystal Clean Inc.	88,532	1,036
*	Hudson Technologies Inc.	247,659	1,033
	SIFCO Industries Inc.	47,098	1,026
	Hardinge Inc.	87,338	1,013
*	Layne Christensen Co.	197,624	990
*,^ Astrotech Corp.		304,120	943
*,^ Energy Recovery Inc.		355,003	919
*	Performant Financial Corp.	270,188	919
	LS Starrett Co. Class A	46,889	891
*	Willdan Group Inc.	52,106	825
*	Sterling Construction Co. Inc.	181,516	820
*	Active Power Inc.	350,181	767
*,^ Intersections Inc.		220,204	751
	Omega Flex Inc.	28,418	715
	International Shipholding Corp.	57,222	693
	Eastern Co.	33,245	667
*	PMFG Inc.	141,412	658
*	Adept Technology Inc.	105,339	648
*	API Technologies Corp.	308,861	639
*	Rand Logistics Inc.	193,713	630
*	Arotech Corp.	196,409	611
*	Broadwind Energy Inc.	121,621	608
*,^ Odyssey Marine Exploration Inc.		861,325	603
^	Baltic Trading Ltd.	404,557	603
	Providence and Worcester Railroad Co.	31,838	576
*	Orion Energy Systems Inc.	168,122	528
*	BlueLinx Holdings Inc.	477,956	516
*	Virco Manufacturing Corp.	188,287	512
*	Integrated Electrical Services Inc.	55,904	492
*	Key Technology Inc.	38,521	491
*	Innovative Solutions & Support Inc.	126,674	481
*	Fuel Tech Inc.	153,272	480
*	American Superconductor Corp.	71,938	463
*	Gencor Industries Inc.	43,110	432
*,^ Revolution Lighting Technologies Inc.		388,332	431
*	Hudson Global Inc.	147,778	403
	Ecology and Environment Inc.	45,100	400
*	Ultralife Corp.	98,312	392
*	MFRI Inc.	61,557	385
*	Norcraft Cos. Inc.	14,445	369
*	Tecumseh Products Co.	124,313	352
	RCM Technologies Inc.	51,770	347
*	Patriot Transportation Holding Inc.	13,632	340
*	Taylor Devices Inc.	27,295	329
*,^ Marathon Patent Group Inc.		49,141	286
*	SL Industries Inc.	6,431	275

*	Swisher Hygiene Inc.	144,205	267
*	Alpha Pro Tech Ltd.	117,366	266
*	Transcat Inc.	26,809	261
*	Volt Information Sciences Inc.	21,604	254
*	Jewett-Cameron Trading Co. Ltd.	23,964	247
*	Perma-Fix Environmental Services	61,835	239
*	Jason Industries Inc.	32,517	230
*,^ ARC Group Worldwide Inc.		43,022	230
*	Mastech Holdings Inc.	24,567	224
*,^ Lightbridge Corp.		174,425	216
*	Radiant Logistics Inc.	41,527	215
*	CTPartners Executive Search Inc.	40,454	203
*	General Finance Corp.	22,552	182
*,^ MagneGas Corp.		227,635	181
*	American Electric Technologies Inc.	38,260	161
*	Breeze-Eastern Corp.	15,615	161
*	NV5 Holdings Inc.	9,700	159
*	Versar Inc.	50,334	158
*	Air T Inc.	6,100	150
*,^ Spherix Inc.		176,353	147
*	Metalico Inc.	392,750	145
*	Goldfield Corp.	74,900	145
*	Rush Enterprises Inc. Class B	5,550	137
*	Servotronics Inc.	19,902	137
*,^ Real Goods Solar Inc. Class A		470,102	126
*,^ ZBB Energy Corp.		219,798	125
*	Luna Innovations Inc.	86,079	116
*	AMREP Corp.	21,768	112
*	Erickson Inc.	22,058	95
*	Blue Earth Inc.	72,123	64
*	General Employment Enterprises Inc.	67,800	63
*	Essex Rental Corp.	47,545	63
*	Industrial Services of America Inc.	13,228	59
	Hubbell Inc. Class A	500	53
*	Lime Energy Co.	12,704	46
*	Ideal Power Inc.	4,400	42
*	DLH Holdings Corp.	19,113	38
*	Ocean Power Technologies Inc.	70,275	34
	Chicago Rivet & Machine Co.	951	31
*	LiqTech International Inc.	32,928	22
*	Tel-Instrument Electronics Corp.	3,304	21
*	Digital Power Corp.	11,401	9
*	Micronet Enertec Technologies Inc.	3,100	9
	EnviroStar Inc.	2,900	9
	Espey Manufacturing & Electronics Corp.	100	3
*	Quest Resource Holding Corp.	1,319	2
			6,393,034
Information Technology (16.2%)
*	LinkedIn Corp. Class A	1,035,186	258,652
*	Twitter Inc.	5,040,634	252,435
*	Qorvo Inc.	1,455,989	116,042
*	FleetCor Technologies Inc.	741,233	111,867
	Activision Blizzard Inc.	4,895,650	111,254
*	ServiceNow Inc.	1,303,615	102,699
	Maxim Integrated Products Inc.	2,793,194	97,231
*	Palo Alto Networks Inc.	659,052	96,274
*	Workday Inc. Class A	936,246	79,029

*	ANSYS Inc.	883,137	77,884
	CDK Global Inc.	1,584,069	74,071
*	Gartner Inc.	866,852	72,686
*	Splunk Inc.	1,184,647	70,131
*	Synopsys Inc.	1,507,669	69,835
*	VMware Inc. Class A	849,262	69,648
	Broadridge Financial Solutions Inc.	1,185,323	65,205
*	Trimble Navigation Ltd.	2,553,594	64,351
*	CoStar Group Inc.	319,575	63,222
	Marvell Technology Group Ltd.	4,203,326	61,789
*	Keysight Technologies Inc.	1,652,325	61,384
	Global Payments Inc.	666,787	61,131
	FactSet Research Systems Inc.	383,380	61,034
	Avnet Inc.	1,352,669	60,194
*,^ SunEdison Inc.		2,483,706	59,609
*	Rackspace Hosting Inc.	1,152,116	59,438
*	Arrow Electronics Inc.	938,297	57,377
	Jack Henry & Associates Inc.	806,849	56,391
*	Vantiv Inc. Class A	1,424,148	53,690
*	Cadence Design Systems Inc.	2,877,745	53,066
*	ON Semiconductor Corp.	4,298,036	52,049
	IAC/InterActiveCorp	761,352	51,368
	Brocade Communications Systems Inc.	4,262,392	50,573
*	NCR Corp.	1,660,301	48,995
*	Fortinet Inc.	1,367,339	47,789
*	Ultimate Software Group Inc.	279,176	47,447
*	Informatica Corp.	1,066,821	46,785
*	Zebra Technologies Corp.	500,263	45,381
	Jabil Circuit Inc.	1,907,984	44,609
	Cypress Semiconductor Corp.	3,098,572	43,721
	CDW Corp.	1,173,359	43,696
	MAXIMUS Inc.	646,940	43,190
*	Cognex Corp.	855,679	42,433
*,^ Zillow Group Inc. Class A		420,482	42,174
	SS&C Technologies Holdings Inc.	665,141	41,438
*	PTC Inc.	1,144,407	41,393
*	WEX Inc.	383,218	41,142
*	Freescale Semiconductor Ltd.	990,580	40,376
	Teradyne Inc.	2,138,657	40,314
	Belden Inc.	423,531	39,626
*	Tyler Technologies Inc.	324,963	39,168
*,^ Cree Inc.		1,103,584	39,166
*	VeriFone Systems Inc.	1,111,102	38,766
*	Ingram Micro Inc.	1,528,748	38,402
*	Cavium Inc.	533,145	37,757
*	ARRIS Group Inc.	1,295,162	37,424
*	Manhattan Associates Inc.	733,745	37,135
*	Verint Systems Inc.	596,396	36,935
*	Tableau Software Inc. Class A	393,228	36,381
*	Guidewire Software Inc.	687,083	36,147
*	Nuance Communications Inc.	2,506,692	35,971
*	Genpact Ltd.	1,541,859	35,848
	Solera Holdings Inc.	673,702	34,803
*	Aspen Technology Inc.	893,053	34,374
	Atmel Corp.	4,124,240	33,942
*	SolarWinds Inc.	650,138	33,313
*	Microsemi Corp.	940,011	33,276

*	IPG Photonics Corp.	349,488	32,398
*	NetSuite Inc.	348,897	32,364
	DST Systems Inc.	289,801	32,084
	National Instruments Corp.	1,000,805	32,066
*	Riverbed Technology Inc.	1,520,570	31,795
	FEI Co.	408,750	31,204
*	CoreLogic Inc.	884,548	31,198
*	AOL Inc.	763,727	30,251
*	JDS Uniphase Corp.	2,279,752	29,910
*	Synaptics Inc.	363,452	29,550
	j2 Global Inc.	448,973	29,489
*	Pandora Media Inc.	1,804,358	29,249
*	Integrated Device Technology Inc.	1,458,515	29,199
*	CommScope Holding Co. Inc.	1,017,364	29,036
*	Euronet Worldwide Inc.	489,700	28,770
*	Yelp Inc. Class A	605,202	28,656
*,^ 3D Systems Corp.		1,028,914	28,213
	Fair Isaac Corp.	315,832	28,021
	Booz Allen Hamilton Holding Corp. Class A	960,982	27,811
*	Qlik Technologies Inc.	883,808	27,513
*	Aruba Networks Inc.	1,073,057	26,279
*	HomeAway Inc.	863,495	26,052
	Leidos Holdings Inc.	613,460	25,741
	Lexmark International Inc. Class A	604,704	25,603
*	ViaSat Inc.	424,389	25,298
*	ACI Worldwide Inc.	1,128,241	24,438
*	Infinera Corp.	1,234,893	24,290
	Mentor Graphics Corp.	961,122	23,096
	Diebold Inc.	638,906	22,656
	Convergys Corp.	985,670	22,542
	Plantronics Inc.	421,885	22,339
*	EchoStar Corp. Class A	424,581	21,959
	Littelfuse Inc.	220,093	21,875
*	Tech Data Corp.	373,564	21,581
	Blackbaud Inc.	454,423	21,531
	SYNNEX Corp.	273,838	21,154
*	Fairchild Semiconductor International Inc. Class A	1,162,199	21,129
*	Take-Two Interactive Software Inc.	826,088	21,028
*	Finisar Corp.	984,725	21,014
*	CACI International Inc. Class A	232,642	20,919
*	Cirrus Logic Inc.	619,155	20,593
	Science Applications International Corp.	400,220	20,551
*	Anixter International Inc.	268,268	20,423
*	Ciena Corp.	1,041,777	20,117
*	Sanmina Corp.	815,896	19,737
*	Proofpoint Inc.	332,889	19,714
*	Silicon Laboratories Inc.	385,886	19,591
*	Electronics For Imaging Inc.	463,341	19,344
	Advent Software Inc.	435,202	19,197
*	Demandware Inc.	313,233	19,076
*	Envestnet Inc.	338,817	19,001
*	Entegris Inc.	1,371,534	18,776
	Monolithic Power Systems Inc.	356,371	18,763
	InterDigital Inc.	367,534	18,649
*	CommVault Systems Inc.	423,458	18,505
	Vishay Intertechnology Inc.	1,336,944	18,477
*	Zynga Inc. Class A	6,468,141	18,434

	Tessera Technologies Inc.	457,357	18,422
*	Universal Display Corp.	393,044	18,375
*	PMC-Sierra Inc.	1,958,526	18,175
	Intersil Corp. Class A	1,265,567	18,123
*	Polycom Inc.	1,334,651	17,884
	Methode Electronics Inc.	375,383	17,658
	MKS Instruments Inc.	518,714	17,538
*	Semtech Corp.	657,411	17,517
*	Blackhawk Network Holdings Inc. Class B	490,300	17,430
*	comScore Inc.	334,497	17,126
	Sabre Corp.	703,935	17,106
*	Rovi Corp.	932,799	16,986
*	Dealertrack Technologies Inc.	435,524	16,776
	Heartland Payment Systems Inc.	357,996	16,772
*	Synchronoss Technologies Inc.	352,558	16,732
*,^ Advanced Micro Devices Inc.		6,168,316	16,531
*	Cardtronics Inc.	435,083	16,359
	Dolby Laboratories Inc. Class A	427,669	16,320
*	NetScout Systems Inc.	371,333	16,283
*	Syntel Inc.	311,899	16,135
*,^ Knowles Corp.		836,096	16,112
*	Coherent Inc.	244,753	15,899
*,^ SunPower Corp. Class A		501,529	15,703
*	WebMD Health Corp.	350,019	15,343
*	MicroStrategy Inc. Class A	89,020	15,061
	Power Integrations Inc.	288,197	15,009
*	IGATE Corp.	351,487	14,994
*	OmniVision Technologies Inc.	563,952	14,871
*	Ellie Mae Inc.	266,920	14,763
*	Rogers Corp.	179,069	14,721
	EVERTEC Inc.	663,978	14,515
*	Rambus Inc.	1,127,099	14,173
*	Acxiom Corp.	761,339	14,077
*	EPAM Systems Inc.	229,485	14,065
*	Itron Inc.	384,354	14,033
*	Cornerstone OnDemand Inc.	475,186	13,728
*	OSI Systems Inc.	182,592	13,559
*	Plexus Corp.	329,642	13,440
*	Progress Software Corp.	493,697	13,414
*,^ NeuStar Inc. Class A		538,502	13,258
*	LogMeIn Inc.	236,581	13,246
*	QLogic Corp.	869,780	12,821
*	Benchmark Electronics Inc.	526,224	12,645
	Monotype Imaging Holdings Inc.	383,952	12,532
*	FireEye Inc.	309,031	12,129
*	Veeco Instruments Inc.	395,998	12,098
*	Infoblox Inc.	498,390	11,897
*	Constant Contact Inc.	309,151	11,813
*	Stamps.com Inc.	175,481	11,808
*	Kulicke & Soffa Industries Inc.	754,295	11,790
*	Cabot Microelectronics Corp.	233,763	11,681
*	ExlService Holdings Inc.	311,252	11,579
*	Insight Enterprises Inc.	402,836	11,489
*	Zendesk Inc.	505,467	11,469
*	Unisys Corp.	493,904	11,464
*	Super Micro Computer Inc.	344,275	11,433
*	ScanSource Inc.	280,332	11,395

*	Cray Inc.	403,488	11,330
*	LendingClub Corp.	575,500	11,309
	MTS Systems Corp.	148,754	11,253
*	NETGEAR Inc.	340,146	11,184
*,^ InvenSense Inc.		731,741	11,130
*	Virtusa Corp.	263,106	10,887
*	Endurance International Group Holdings Inc.	567,400	10,815
*	II-VI Inc.	582,974	10,762
*	SPS Commerce Inc.	159,001	10,669
*	TiVo Inc.	1,004,152	10,654
	Ebix Inc.	348,617	10,591
*	Imperva Inc.	247,804	10,581
*	Shutterstock Inc.	152,693	10,485
*	FARO Technologies Inc.	168,605	10,475
	NIC Inc.	592,755	10,474
*	RealPage Inc.	516,953	10,411
*	Bottomline Technologies de Inc.	379,426	10,385
	CSG Systems International Inc.	340,828	10,358
*	Diodes Inc.	361,990	10,338
*	BroadSoft Inc.	298,428	9,985
*	Amkor Technology Inc.	1,127,722	9,963
*,^ Gogo Inc.		522,661	9,962
	ADTRAN Inc.	533,490	9,960
*	Advanced Energy Industries Inc.	383,921	9,851
*	Web.com Group Inc.	509,813	9,661
*	Sykes Enterprises Inc.	381,869	9,489
	Badger Meter Inc.	155,299	9,309
*	Qualys Inc.	195,703	9,096
	ManTech International Corp. Class A	262,290	8,902
	Brooks Automation Inc.	718,447	8,356
	Micrel Inc.	552,398	8,330
*	Harmonic Inc.	1,105,285	8,190
*	Newport Corp.	416,143	7,932
	Pegasystems Inc.	364,566	7,929
*	GrubHub Inc.	169,153	7,678
	AVX Corp.	536,335	7,654
^	Ubiquiti Networks Inc.	257,878	7,620
*	Lattice Semiconductor Corp.	1,174,116	7,444
*	Monster Worldwide Inc.	1,171,242	7,426
*	Emulex Corp.	929,045	7,404
*,^ VASCO Data Security International Inc.		342,054	7,368
*	Rofin-Sinar Technologies Inc.	303,526	7,354
	CTS Corp.	406,932	7,321
*	RetailMeNot Inc.	401,057	7,223
*	Marketo Inc.	279,113	7,151
	Epiq Systems Inc.	395,072	7,084
*	Eastman Kodak Co.	372,665	7,077
*	Ixia	581,886	7,058
*	Perficient Inc.	336,627	6,965
*	Ruckus Wireless Inc.	540,260	6,953
*	DTS Inc.	201,693	6,872
*	M/A-COM Technology Solutions Holdings Inc.	183,665	6,843
*	Interactive Intelligence Group Inc.	164,386	6,769
*	Bankrate Inc.	571,556	6,481
*	PROS Holdings Inc.	260,135	6,428
*	Actua Corp.	410,629	6,361
	TeleTech Holdings Inc.	241,693	6,151

*	Internap Corp.	599,497	6,133
*	Callidus Software Inc.	474,143	6,012
*	Blucora Inc.	436,933	5,969
*	Exar Corp.	591,228	5,942
*	RealD Inc.	459,604	5,878
*	XO Group Inc.	331,095	5,850
	Comtech Telecommunications Corp.	200,553	5,806
*	CalAmp Corp.	350,316	5,672
*	CEVA Inc.	259,041	5,523
*	LivePerson Inc.	539,300	5,520
	Forrester Research Inc.	148,239	5,452
*	Fabrinet	286,385	5,438
*	Global Cash Access Holdings Inc.	710,119	5,411
*	FormFactor Inc.	609,446	5,406
*,^ Nimble Storage Inc.		242,003	5,399
	Cass Information Systems Inc.	94,782	5,321
*	Ultratech Inc.	298,149	5,170
	Checkpoint Systems Inc.	476,435	5,155
*	Cvent Inc.	183,537	5,146
*	TTM Technologies Inc.	566,054	5,100
*	Mercury Systems Inc.	327,786	5,097
*	Glu Mobile Inc.	1,016,566	5,093
	Integrated Silicon Solution Inc.	284,564	5,091
	EarthLink Holdings Corp.	1,117,685	4,963
	Park Electrochemical Corp.	229,535	4,949
	Pericom Semiconductor Corp.	310,466	4,803
*	Photronics Inc.	564,303	4,797
*	Tangoe Inc.	346,371	4,780
*	Dice Holdings Inc.	529,498	4,723
*	Xcerra Corp.	521,184	4,633
	Daktronics Inc.	428,092	4,628
	IXYS Corp.	375,544	4,627
*,^ Textura Corp.		169,977	4,620
*	Comverse Inc.	233,852	4,607
*	PDF Solutions Inc.	251,410	4,505
*	Gigamon Inc.	211,911	4,501
*	SciQuest Inc.	255,508	4,326
*	Xoom Corp.	294,284	4,323
*	SunEdison Semiconductor Ltd.	165,665	4,277
*	Inphi Corp.	236,703	4,220
*	Quantum Corp.	2,555,269	4,088
*	Rudolph Technologies Inc.	368,414	4,060
*	Applied Micro Circuits Corp.	778,522	3,970
*	ShoreTel Inc.	580,255	3,957
	Black Box Corp.	185,253	3,877
*	Intralinks Holdings Inc.	372,563	3,852
*	DSP Group Inc.	320,448	3,839
*	Sonus Networks Inc.	486,347	3,832
*	ePlus Inc.	43,779	3,806
*	Barracuda Networks Inc.	98,220	3,779
*	Nanometrics Inc.	223,465	3,759
*	Paycom Software Inc.	105,300	3,376
	NVE Corp.	47,378	3,265
	PC Connection Inc.	123,180	3,214
*	Calix Inc.	381,657	3,202
*	Silicon Graphics International Corp.	361,171	3,139
*	Kimball Electronics Inc.	220,005	3,111

*	Dot Hill Systems Corp.	581,357	3,081
*	Lionbridge Technologies Inc.	536,303	3,068
*	EnerNOC Inc.	267,581	3,050
*	GSI Group Inc.	223,480	2,977
*	Extreme Networks Inc.	927,839	2,932
	Cohu Inc.	266,327	2,914
*	Bazaarvoice Inc.	513,101	2,899
*	Limelight Networks Inc.	791,186	2,872
*	Entropic Communications Inc.	958,642	2,838
*	Sigma Designs Inc.	350,755	2,817
*	Ciber Inc.	673,866	2,776
*	Immersion Corp.	295,550	2,713
*,^ VirnetX Holding Corp.		444,713	2,708
*	Liquidity Services Inc.	266,083	2,629
*	Agilysys Inc.	266,087	2,618
*	Violin Memory Inc.	685,672	2,585
*	Procera Networks Inc.	274,665	2,579
*	Multi-Fineline Electronix Inc.	140,889	2,574
*	Digi International Inc.	253,262	2,528
	American Software Inc.Class A	244,954	2,503
*	Angie's List Inc.	421,361	2,473
*,^ TrueCar Inc.		138,223	2,467
*	Silver Spring Networks Inc.	275,879	2,466
*	MoneyGram International Inc.	284,652	2,459
*	Seachange International Inc.	312,314	2,452
*	Mattson Technology Inc.	619,258	2,440
*,^ Maxwell Technologies Inc.		301,679	2,432
	Reis Inc.	94,017	2,411
*	Oclaro Inc.	1,212,363	2,400
*	Kopin Corp.	679,606	2,392
*	Rally Software Development Corp.	151,196	2,372
*	GTT Communications Inc.	125,244	2,365
	ModusLink Global Solutions Inc.	611,831	2,356
*	TeleCommunication Systems Inc. Class A	593,485	2,273
*	United Online Inc.	141,153	2,249
*	Axcelis Technologies Inc.	930,684	2,215
*	Zix Corp.	559,817	2,200
*	Datalink Corp.	177,305	2,135
	Electro Rent Corp.	187,935	2,131
*	Vitesse Semiconductor Corp.	401,017	2,129
	Electro Scientific Industries Inc.	342,546	2,117
*	Benefitfocus Inc.	57,521	2,116
	Hackett Group Inc.	236,210	2,112
*	KVH Industries Inc.	139,084	2,103
*	Vishay Precision Group Inc.	131,345	2,092
*	Carbonite Inc.	143,627	2,054
*	Brightcove Inc.	272,567	1,998
*	QuinStreet Inc.	335,580	1,997
	Alliance Fiber Optic Products Inc.	114,019	1,986
*	ServiceSource International Inc.	635,906	1,971
*	Mavenir Systems Inc.	109,037	1,934
*	MaxLinear Inc.	237,747	1,933
*	Kemet Corp.	458,268	1,897
*	ChannelAdvisor Corp.	192,544	1,866
*	Telenav Inc.	232,189	1,839
*	Ultra Clean Holdings Inc.	254,094	1,817
*	Jive Software Inc.	349,925	1,795

*	HubSpot Inc.	44,344	1,769
*	Napco Security Technologies Inc.	305,202	1,767
*	PFSweb Inc.	159,225	1,750
	QAD Inc. Class A	72,055	1,744
*	Autobytel Inc.	116,348	1,718
*	Amtech Systems Inc.	150,511	1,683
	Mesa Laboratories Inc.	22,990	1,660
*	RealNetworks Inc.	244,759	1,647
*	Key Tronic Corp.	150,358	1,618
*,^ Rocket Fuel Inc.		175,541	1,615
*,^ Park City Group Inc.		115,284	1,589
*	Q2 Holdings Inc.	71,679	1,515
	Bel Fuse Inc. Class B	79,406	1,511
	Digimarc Corp.	68,170	1,496
*	Intevac Inc.	240,318	1,476
*,^ Research Frontiers Inc.		237,493	1,449
*	PRGX Global Inc.	357,507	1,437
*	Clearfield Inc.	93,489	1,386
*	EMCORE Corp.	252,337	1,373
*	Novatel Wireless Inc.	282,485	1,362
*	Rubicon Project Inc.	71,009	1,272
	MOCON Inc.	75,913	1,269
*	AXT Inc.	463,041	1,246
*,^ Coupons.com Inc.		104,033	1,221
	TESSCO Technologies Inc.	49,477	1,220
*	Rosetta Stone Inc.	159,338	1,213
*	Frequency Electronics Inc.	86,835	1,211
*	PCM Inc.	128,872	1,204
*	Varonis Systems Inc.	46,826	1,202
*	Model N Inc.	98,098	1,173
	Marchex Inc. Class B	286,580	1,169
*	ANADIGICS Inc.	853,426	1,161
*,^ Neonode Inc.		365,294	1,158
*	Qumu Corp.	86,341	1,157
*	Planar Systems Inc.	183,869	1,157
*	Numerex Corp. Class A	99,268	1,132
*,^ MicroVision Inc.		325,649	1,117
	Information Services Group Inc.	271,734	1,084
*	Support.com Inc.	694,701	1,084
*	Cascade Microtech Inc.	79,500	1,080
	Communications Systems Inc.	94,152	1,074
	Computer Task Group Inc.	144,149	1,054
	PC-Tel Inc.	130,259	1,042
	Evolving Systems Inc.	117,969	1,028
*	Guidance Software Inc.	188,957	1,022
	Aware Inc.	231,356	1,018
*,^ Mitek Systems Inc.		319,044	1,008
	Richardson Electronics Ltd.	109,640	985
*	Aviat Networks Inc.	804,534	957
*	MobileIron Inc.	103,326	957
*	MoSys Inc.	455,318	956
*	Pixelworks Inc.	189,917	953
*	Rubicon Technology Inc.	240,740	949
*,^ QuickLogic Corp.		482,225	931
	Astro-Med Inc.	65,498	916
*	BSQUARE Corp.	190,233	892
*	TechTarget Inc.	77,166	890

*	NeoPhotonics Corp.	131,640	889
*	Applied Optoelectronics Inc.	63,312	879
*	Imation Corp.	217,055	875
*	Rightside Group Ltd.	85,015	863
*	Higher One Holdings Inc.	351,978	852
*,^ CVD Equipment Corp.		61,399	847
*,^ TubeMogul Inc.		59,215	818
*	Yodlee Inc.	60,698	817
*	iPass Inc.	758,383	804
*,^ Digital Turbine Inc.		245,207	799
	Perceptron Inc.	58,842	795
*	Unwired Planet Inc.	1,387,577	793
*	ID Systems Inc.	124,524	793
*,^ Uni-Pixel Inc.		111,198	778
*	Everyday Health Inc.	60,491	778
	TransAct Technologies Inc.	130,847	773
*,^ ParkerVision Inc.		926,668	769
*	Mattersight Corp.	123,051	763
*	Hutchinson Technology Inc.	283,632	757
*	FalconStor Software Inc.	479,441	743
*	Marin Software Inc.	118,017	742
*,^ Millennial Media Inc.		511,035	741
*	Covisint Corp.	364,121	739
*	Travelzoo Inc.	75,878	731
*	WidePoint Corp.	545,675	720
*	GSI Technology Inc.	121,112	715
*	CyberOptics Corp.	70,691	712
*	LRAD Corp.	295,952	695
*	USA Technologies Inc.	252,767	695
*,^ MeetMe Inc.		371,516	691
*	Data I/O Corp.	180,066	666
*	Identiv Inc.	76,856	659
*	Innodata Inc.	241,660	638
*	Amber Road Inc.	67,882	628
*,^ Energous Corp.		64,591	610
*	Wireless Telecom Group Inc.	231,511	602
*	Alpha & Omega Semiconductor Ltd.	66,659	594
*	Radisys Corp.	275,790	593
*	Cyan Inc.	142,153	567
*	Datawatch Corp.	81,185	551
*,^ OPOWER Inc.		54,040	547
	NCI Inc. Class A	54,578	547
*	Five9 Inc.	97,070	540
*	CUI Global Inc.	90,645	531
*	Westell Technologies Inc. Class A	393,529	516
*	Demand Media Inc.	89,215	510
*	Spark Networks Inc.	125,751	508
*	A10 Networks Inc.	115,205	499
*,^ Vringo Inc.		766,757	499
*	Onvia Inc.	108,483	495
*	Audience Inc.	105,965	481
*,^ Crossroads Systems Inc.		177,804	452
*	Planet Payment Inc.	236,350	449
*	PAR Technology Corp.	106,779	447
	Optical Cable Corp.	112,873	444
*,^ Box Inc.		22,013	435
*	eGain Corp.	130,358	430

	CSP Inc.	63,018	427
*	Infosonics Corp.	187,832	423
	ClearOne Inc.	39,581	422
	TheStreet Inc.	234,379	422
	Concurrent Computer Corp.	63,574	402
*	YuMe Inc.	76,223	396
*	Edgewater Technology Inc.	57,296	392
*	Inuvo Inc.	187,710	389
*	Tremor Video Inc.	155,212	363
*	ClearSign Combustion Corp.	66,692	353
*	StarTek Inc.	46,382	346
	GlobalSCAPE Inc.	100,216	343
*	IEC Electronics Corp.	91,854	343
*	NetSol Technologies Inc.	58,519	340
*	LoJack Corp.	117,277	335
*	Aerohive Networks Inc.	75,088	335
*	Zhone Technologies Inc.	251,481	327
*	Viasystems Group Inc.	18,153	318
*	Echelon Corp.	321,564	305
*	GSE Systems Inc.	200,594	301
*	Care.com Inc.	39,377	298
*	Sonic Foundry Inc.	29,544	286
	QAD Inc. Class B	14,091	282
*,^ Wave Systems Corp. Class A		395,991	273
*	Digital Ally Inc.	21,121	269
*	Internet Patents Corp.	100,800	269
*	Meru Networks Inc.	180,979	261
*	Lantronix Inc.	140,011	253
*	Speed Commerce Inc.	377,844	241
*,^ LiveDeal Inc.		74,589	235
*	InterCloud Systems Inc.	104,284	229
*	Borderfree Inc.	38,126	229
*	BroadVision Inc.	37,841	229
*	Smith Micro Software Inc.	174,042	223
*	MaxPoint Interactive Inc.	23,138	222
*	Hortonworks Inc.	9,267	221
*	eMagin Corp.	85,535	209
*	Envivio Inc.	111,337	197
*	Netlist Inc.	333,452	193
*	LGL Group Inc.	47,780	190
*	Ikanos Communications Inc.	67,292	189
*	RELM Wireless Corp.	30,280	185
*,^ Resonant Inc.		26,100	185
*	Synacor Inc.	80,342	182
*	Intermolecular Inc.	109,027	179
*,^ Local Corp.		381,029	175
*	Video Display Corp.	71,008	169
*	Selectica Inc.	25,943	169
*	Asure Software Inc.	27,280	157
*	Exa Corp.	12,923	154
*	TSR Inc.	27,043	135
*,^ Document Security Systems Inc.		357,332	129
*,^ Net Element Inc.		104,348	121
*,^ NXT-ID Inc.		38,806	114
*,^ Liquid Holdings Group Inc.		407,491	114
*	STR Holdings Inc.	77,504	111
*	New Relic Inc.	3,080	107

	Bel Fuse Inc. Class A	5,719	105
*,^ Acorn Energy Inc.		208,597	102
*,^ Remark Media Inc.		23,604	101
*,^ Ascent Solar Technologies Inc.		89,638	100
*	GigOptix Inc.	77,419	94
*	Blackhawk Network Holdings Inc.	2,465	88
	RF Industries Ltd.	20,988	86
*	ATRM Holdings Inc.	21,572	73
*	Bridgeline Digital Inc.	144,377	71
*,^ Superconductor Technologies Inc.		46,993	66
*	Iteris Inc.	34,860	63
*	LightPath Technologies Inc. Class A	63,678	62
*	Applied DNA Sciences Inc.	23,831	62
*	Image Sensing Systems Inc.	26,300	61
*	Intellicheck Mobilisa Inc.	35,937	56
*	Majesco Entertainment Co.	49,677	54
*	Interphase Corp.	35,245	53
*	inTEST Corp.	12,602	52
	Wayside Technology Group Inc.	2,700	48
*	Xplore Technologies Corp.	6,900	44
*	Looksmart Ltd.	69,526	42
*	Advanced Photonix Inc. Class A	99,780	40
*,^ Viggle Inc.		26,759	38
*	MRV Communications Inc.	4,500	33
*	xG Technology Inc.	118,049	33
*	Giga-tronics Inc.	18,200	30
*	Sevcon Inc.	3,344	27
*	Sysorex Global Holdings Corp.	22,396	25
*	ADDvantage Technologies Group Inc.	10,200	24
	Vicon Industries Inc.	12,700	22
*	Daegis Inc.	31,670	21
*	Sutron Corp.	3,900	20
*	SigmaTron International Inc.	2,200	16
*	Dataram Corp.	6,475	14
*	Qualstar Corp.	9,220	14
*	TigerLogic Corp.	31,880	13
*,^ WPCS International Inc.		55,320	10
*	Inventergy Global Inc.	14,767	10
*	RMG Networks Holding Corp.	7,500	9
*	Cover-All Technologies Inc.	9,331	9
*	Voltari Corp.	8,435	9
*	Aehr Test Systems	3,200	7
*	LGL GROUP Inc. Warrants Exp. 06/8/2018	238,900	3
*	IntriCon Corp.	400	3
*	Finjan Holdings Inc.	1,200	2
*	Glowpoint Inc.	1,550	1
*	MAM Software Group Inc.	200	1
*	Blonder Tongue Laboratories	300	—
			7,270,352
Materials (4.9%)
	Rock-Tenn Co. Class A	1,382,792	89,190
	Celanese Corp. Class A	1,513,917	84,567
	Ashland Inc.	629,654	80,161
	Packaging Corp. of America	970,812	75,908
*	Crown Holdings Inc.	1,366,197	73,802
*	WR Grace & Co.	727,044	71,883
	RPM International Inc.	1,315,454	63,129

Valspar Corp.	733,377	61,626
Albemarle Corp.	1,108,017	58,548
NewMarket Corp.	105,059	50,197
Steel Dynamics Inc.	2,372,331	47,684
Reliance Steel & Aluminum Co.	766,070	46,792
Graphic Packaging Holding Co.	3,217,550	46,783
Sonoco Products Co.	1,009,570	45,895
Bemis Co. Inc.	956,442	44,293
Huntsman Corp.	1,997,435	44,283
* Berry Plastics Group Inc.	1,163,188	42,096
Eagle Materials Inc.	493,581	41,244
Royal Gold Inc.	641,920	40,512
AptarGroup Inc.	611,665	38,853
Cytec Industries Inc.	709,676	38,351
United States Steel Corp.	1,430,450	34,903
PolyOne Corp.	892,770	33,345
Sensient Technologies Corp.	472,578	32,551
Axiall Corp.	693,230	32,540
Compass Minerals International Inc.	331,190	30,870
* Platform Specialty Products Corp.	1,194,141	30,642
Scotts Miracle-Gro Co. Class A	444,113	29,831
Domtar Corp.	633,368	29,274
Westlake Chemical Corp.	406,528	29,246
Cabot Corp.	631,211	28,404
KapStone Paper and Packaging Corp.	831,092	27,293
Minerals Technologies Inc.	339,640	24,828
Olin Corp.	770,505	24,687
Silgan Holdings Inc.	408,669	23,756
* Louisiana-Pacific Corp.	1,397,233	23,068
HB Fuller Co.	494,887	21,216
Carpenter Technology Corp.	524,787	20,404
Commercial Metals Co.	1,154,348	18,689
* Chemtura Corp.	682,128	18,615
Balchem Corp.	302,050	16,727
* Resolute Forest Products Inc.	935,987	16,146
* Stillwater Mining Co.	1,169,763	15,113
* Boise Cascade Co.	388,373	14,548
Schweitzer-Mauduit International Inc.	303,225	13,985
A Schulman Inc.	287,588	13,862
* Axalta Coating Systems Ltd.	491,267	13,569
Kaiser Aluminum Corp.	174,502	13,417
Worthington Industries Inc.	498,163	13,256
* Headwaters Inc.	722,079	13,243
Greif Inc. Class A	329,974	12,958
* Clearwater Paper Corp.	192,786	12,589
Tronox Ltd. Class A	595,169	12,100
Innophos Holdings Inc.	213,844	12,052
Globe Specialty Metals Inc.	626,826	11,860
PH Glatfelter Co.	430,309	11,846
Innospec Inc.	243,810	11,310
* RTI International Metals Inc.	312,426	11,219
Calgon Carbon Corp.	532,081	11,211
Quaker Chemical Corp.	130,737	11,196
* Ferro Corp.	858,994	10,780
Hecla Mining Co.	3,593,423	10,708
Neenah Paper Inc.	161,809	10,120
TimkenSteel Corp.	379,013	10,032

	SunCoke Energy Inc.	653,305	9,760
	OM Group Inc.	320,618	9,628
	Materion Corp.	244,220	9,385
*	LSB Industries Inc.	205,872	8,509
	Stepan Co.	192,378	8,014
*,^ AK Steel Holding Corp.		1,726,723	7,718
	Deltic Timber Corp.	116,383	7,710
^	Cliffs Natural Resources Inc.	1,508,639	7,257
*	Flotek Industries Inc.	487,305	7,183
*	Century Aluminum Co.	504,860	6,967
*	Horsehead Holding Corp.	534,037	6,761
*	Kraton Performance Polymers Inc.	329,638	6,662
*	Intrepid Potash Inc.	554,329	6,402
	Rayonier Advanced Materials Inc.	419,206	6,246
*	Mercer International Inc.	405,192	6,224
	Haynes International Inc.	134,122	5,983
	Myers Industries Inc.	333,664	5,849
	Wausau Paper Corp.	568,194	5,415
	Tredegar Corp.	257,759	5,184
*	Coeur Mining Inc.	1,047,058	4,932
	Zep Inc.	272,668	4,644
*	OMNOVA Solutions Inc.	496,575	4,236
	Schnitzer Steel Industries Inc.	264,707	4,198
	Koppers Holdings Inc.	212,612	4,184
*	US Concrete Inc.	114,984	3,896
	Hawkins Inc.	97,595	3,708
	Kronos Worldwide Inc.	247,090	3,126
*,^ McEwen Mining Inc.		2,788,298	2,844
	American Vanguard Corp.	263,036	2,793
*	Handy & Harman Ltd.	67,082	2,754
*	Rentech Inc.	2,439,115	2,732
*	Senomyx Inc.	611,606	2,697
*	AEP Industries Inc.	43,386	2,388
	Noranda Aluminum Holding Corp.	736,120	2,186
	FutureFuel Corp.	209,828	2,155
	Olympic Steel Inc.	139,603	1,879
	Ampco-Pittsburgh Corp.	106,061	1,852
	Chase Corp.	39,225	1,715
*	Universal Stainless & Alloy Products Inc.	63,687	1,670
	KMG Chemicals Inc.	51,696	1,382
	Gold Resource Corp.	392,273	1,251
*	Trecora Resources	102,155	1,246
*,^ Paramount Gold and Silver Corp.		1,216,549	1,229
	United States Lime & Minerals Inc.	18,446	1,190
*	Trinseo SA	59,324	1,175
*	Codexis Inc.	256,278	1,169
	Synalloy Corp.	80,107	1,166
*	Summit Materials Inc. Class A	46,315	1,026
*	Core Molding Technologies Inc.	58,807	1,009
*,^ Molycorp Inc.		1,949,572	751
*	AM Castle & Co.	165,643	605
*	UFP Technologies Inc.	18,526	422
^	Walter Energy Inc.	671,521	416
*	Marrone Bio Innovations Inc.	101,940	394
*	General Moly Inc.	772,258	394
*,^ BioAmber Inc.		42,546	371
*	TOR Minerals International Inc.	59,129	365

*	Midway Gold Corp.	1,051,255	336
*	Verso Corp.	162,090	292
*	Solitario Exploration & Royalty Corp.	381,460	286
*	Ryerson Holding Corp.	37,218	237
*	Comstock Mining Inc.	369,766	222
*	US Antimony Corp.	181,971	124
*	Mines Management Inc.	200,193	94
*,^ Golden Minerals Co.		173,261	71
*,^ Silver Bull Resources Inc.		463,119	51
*	ForceField Energy Inc.	4,010	30
*	Metabolix Inc.	41,212	26
*	Timberline Resources Corp.	30,567	20
*	Continental Materials Corp.	900	16
*	Allied Nevada Gold Corp.	407	—
			2,218,618
Other (0.0%)
*	Leap Wireless International Inc CVR	524,960	1,323
*	Furiex Pharmaceuticals Inc. CVR	77,743	760
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Expire 11/06/2017	45,300	295
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Ambit Biosciences Corp. CVR Rights	22,388	14
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
			2,825
Telecommunication Services (1.0%)
*	SBA Communications Corp. Class A	1,273,458	149,122
*	T-Mobile US Inc.	2,630,388	83,357
*	Sprint Corp.	7,788,920	36,920
	Telephone & Data Systems Inc.	964,739	24,022
	Cogent Communications Holdings Inc.	418,962	14,802
	Consolidated Communications Holdings Inc.	456,061	9,304
*,^ Globalstar Inc.		2,481,049	8,262
*	Vonage Holdings Corp.	1,679,078	8,244
*	Cincinnati Bell Inc.	2,194,541	7,747
	Shenandoah Telecommunications Co.	246,699	7,687
	Atlantic Tele-Network Inc.	109,921	7,609
*	Iridium Communications Inc.	736,977	7,156
*	8x8 Inc.	840,598	7,061
*	General Communication Inc. Class A	426,159	6,716
*	inContact Inc.	576,336	6,282
	Spok Holdings Inc.	294,325	5,642
	Inteliquent Inc.	357,263	5,623
*	United States Cellular Corp.	157,290	5,618
*	Premiere Global Services Inc.	552,095	5,278
*	FairPoint Communications Inc.	291,562	5,132
*	RingCentral Inc. Class A	238,782	3,661
	IDT Corp. Class B	194,030	3,444
	Lumos Networks Corp.	198,283	3,026
*	ORBCOMM Inc.	447,176	2,670
*	Intelsat SA	171,065	2,053
*	Straight Path Communications Inc. Class B	88,422	1,761
*	Hawaiian Telcom Holdco Inc.	54,289	1,446
*,^ Towerstream Corp.		580,307	1,253
*	Boingo Wireless Inc.	149,661	1,128

* Alaska Communications Systems Group Inc.	534,891	899
NTELOS Holdings Corp.	156,968	753
* Alteva	66,323	480
* Elephant Talk Communications Corp.	687,554	261
* One Horizon Group Inc.	900	1
		434,420
Utilities (3.2%)
American Water Works Co. Inc.	1,768,803	95,887
* Calpine Corp.	3,395,927	77,665
Alliant Energy Corp.	1,096,462	69,077
OGE Energy Corp.	1,978,641	62,545
ITC Holdings Corp.	1,541,064	57,682
UGI Corp.	1,699,121	55,374
Atmos Energy Corp.	991,619	54,837
National Fuel Gas Co.	833,415	50,280
Westar Energy Inc. Class A	1,290,065	50,003
Aqua America Inc.	1,741,273	45,883
Questar Corp.	1,748,515	41,720
MDU Resources Group Inc.	1,920,356	40,980
Great Plains Energy Inc.	1,517,646	40,491
Vectren Corp.	815,849	36,012
Cleco Corp.	601,818	32,811
Hawaiian Electric Industries Inc.	1,014,780	32,595
* Dynegy Inc.	1,018,137	32,000
IDACORP Inc.	496,394	31,208
Portland General Electric Co.	773,909	28,704
UIL Holdings Corp.	555,930	28,586
Piedmont Natural Gas Co. Inc.	768,748	28,375
WGL Holdings Inc.	490,575	27,668
Southwest Gas Corp.	457,054	26,587
New Jersey Resources Corp.	834,692	25,926
NorthWestern Corp.	454,902	24,469
PNM Resources Inc.	792,522	23,142
Black Hills Corp.	447,519	22,573
Laclede Group Inc.	435,180	22,290
ONE Gas Inc.	511,781	22,124
ALLETE Inc.	417,624	22,034
Avista Corp.	567,049	19,382
South Jersey Industries Inc.	334,415	18,152
NRG Yield Inc. Class A	333,697	16,928
El Paso Electric Co.	410,363	15,856
MGE Energy Inc.	342,519	15,180
American States Water Co.	378,915	15,115
Ormat Technologies Inc.	365,400	13,893
Northwest Natural Gas Co.	270,277	12,960
Pattern Energy Group Inc. Class A	438,118	12,408
Otter Tail Corp.	372,906	11,996
California Water Service Group	467,538	11,459
TerraForm Power Inc. Class A	313,755	11,455
Empire District Electric Co.	425,867	10,570
Chesapeake Utilities Corp.	165,399	8,371
Unitil Corp.	143,926	5,004
SJW Corp.	160,058	4,947
Middlesex Water Co.	176,606	4,020
Connecticut Water Service Inc.	93,291	3,389
York Water Co.	116,074	2,818
* Vivint Solar Inc.	195,000	2,367

Artesian Resources Corp. Class A			81,518	1,744
Delta Natural Gas Co. Inc.			76,021	1,479
Genie Energy Ltd. Class B			161,662	1,285
* Cadiz Inc.			124,826	1,280
* Pure Cycle Corp.			166,939	841
Gas Natural Inc.			41,651	415
* US Geothermal Inc.			596,977	285
Spark Energy Inc. Class A			7,937	117
* American DG Energy Inc.			65,246	31
				1,433,275
Total Common Stocks (Cost $31,803,397)				44,730,971
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.128%		634,960,819	634,961

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	2,700	2,700
[5,6] Freddie Mac Discount Notes	0.120%	4/14/15	10,000	9,999
				12,699
Total Temporary Cash Investments (Cost $647,660)				647,660
Total Investments (101.1%) (Cost $32,451,057)				45,378,631
Other Assets and Liabilities-Net (-1.1%)[3]				(486,960)
Net Assets (100%)				44,891,671

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $494,301,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $537,628,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,100,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Extended Market Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	44,728,146	295	2,530
Temporary Cash Investments	634,961	12,699	—
Futures Contracts—Assets[1]	68	—	—
Futures Contracts—Liabilities[1]	(242)	—	—
Swap Contracts—Liabilities	—	(72)	—
Total	45,362,933	12,922	2,530
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Extended Market Index Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2015	253	38,451	675

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2015, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Ambac Financial Group	4/6/15	GSCM	1,247	(0.568)	(37)
Ambac Financial Group	4/6/15	GSCM	922	(0.567)	(27)
Ambac Financial Group	4/6/15	GSCM	200	(0.566)	(6)

Extended Market Index Fund

Ambac Financial Group	4/6/15	GSCM	50	(0.569)	(2)
(72)
1 GSCM—Goldman Sachs Bank USA.

E. At March 31, 2015, the cost of investment securities for tax purposes was $32,457,297,000. Net unrealized appreciation of investment securities for tax purposes was $12,921,334,000, consisting of unrealized gains of $15,005,902,000 on securities that had risen in value since their purchase and $2,084,568,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (2.7%)
EI du Pont de Nemours & Co.	15,967,477	1,141,196
Dow Chemical Co.	20,404,877	979,026
Praxair Inc.	5,107,702	616,704
LyondellBasell Industries NV Class A	6,727,884	590,708
Ecolab Inc.	4,755,707	543,958
PPG Industries Inc.	2,401,620	541,661
Air Products & Chemicals Inc.	3,396,367	513,802
International Paper Co.	7,444,556	413,098
Freeport-McMoRan Inc.	18,306,654	346,911
Sigma-Aldrich Corp.	2,092,649	289,309
Alcoa Inc.	21,534,769	278,229
Mosaic Co.	5,813,486	267,769
Nucor Corp.	5,607,108	266,506
CF Industries Holdings Inc.	844,691	239,622
Newmont Mining Corp.	8,792,389	190,883
International Flavors & Fragrances Inc.	1,421,122	166,840
Eastman Chemical Co.	2,346,482	162,517
Ashland Inc.	1,217,294	154,974
Celanese Corp. Class A	2,699,560	150,797
FMC Corp.	2,336,491	133,764
Airgas Inc.	1,185,903	125,836
* WR Grace & Co.	1,229,694	121,580
CONSOL Energy Inc.	4,050,125	112,958
RPM International Inc.	2,340,509	112,321
Albemarle Corp.	1,974,893	104,353
NewMarket Corp.	187,168	89,429
Avery Dennison Corp.	1,599,775	84,644
Huntsman Corp.	3,643,723	80,781
Steel Dynamics Inc.	4,010,227	80,606
Reliance Steel & Aluminum Co.	1,295,452	79,126
Royal Gold Inc.	1,085,407	68,500
Cytec Industries Inc.	1,263,282	68,268
United States Steel Corp.	2,552,472	62,280
PolyOne Corp.	1,599,105	59,727
Sensient Technologies Corp.	844,518	58,170
Axiall Corp.	1,233,055	57,880
Allegheny Technologies Inc.	1,924,639	57,758
* Platform Specialty Products Corp.	2,241,200	57,509
Compass Minerals International Inc.	595,046	55,464
Domtar Corp.	1,135,492	52,482
Westlake Chemical Corp.	705,828	50,777
KapStone Paper and Packaging Corp.	1,524,618	50,068
* Polypore International Inc.	782,659	46,099
Cabot Corp.	1,016,861	45,759
Minerals Technologies Inc.	610,985	44,663
Olin Corp.	1,370,950	43,925
HB Fuller Co.	886,050	37,985
* Chemtura Corp.	1,271,548	34,701
Carpenter Technology Corp.	886,443	34,465

^	US Silica Holdings Inc.	947,858	33,753
	Commercial Metals Co.	2,061,596	33,377
	Balchem Corp.	544,576	30,159
*	Axalta Coating Systems Ltd.	1,034,228	28,565
*	Stillwater Mining Co.	2,108,075	27,236
	Kaiser Aluminum Corp.	319,707	24,582
	Worthington Industries Inc.	904,979	24,082
^	Peabody Energy Corp.	4,805,720	23,644
	A Schulman Inc.	489,356	23,587
*	Cambrex Corp.	568,597	22,534
	Tronox Ltd. Class A	1,068,549	21,724
	Innophos Holdings Inc.	384,029	21,644
*	Clearwater Paper Corp.	325,155	21,233
	Globe Specialty Metals Inc.	1,094,053	20,700
	PH Glatfelter Co.	749,158	20,624
*	Resolute Forest Products Inc.	1,190,517	20,536
	Calgon Carbon Corp.	943,557	19,881
*	RTI International Metals Inc.	551,127	19,791
	Hecla Mining Co.	6,488,810	19,337
	Quaker Chemical Corp.	225,047	19,273
*	Ferro Corp.	1,531,739	19,223
	Innospec Inc.	411,896	19,108
	Neenah Paper Inc.	295,213	18,463
	SunCoke Energy Inc.	1,111,591	16,607
	OM Group Inc.	530,490	15,931
	Stepan Co.	338,390	14,097
*	LSB Industries Inc.	338,985	14,010
*,^ AK Steel Holding Corp.		2,915,218	13,031
	Deltic Timber Corp.	196,274	13,003
*	Horsehead Holding Corp.	978,033	12,382
^	Cliffs Natural Resources Inc.	2,485,859	11,957
*	Century Aluminum Co.	861,083	11,883
*	Kraton Performance Polymers Inc.	579,397	11,710
*	Intrepid Potash Inc.	1,009,704	11,662
	Rayonier Advanced Materials Inc.	745,811	11,113
	Haynes International Inc.	216,587	9,662
	Aceto Corp.	436,703	9,607
	Tredegar Corp.	444,316	8,935
*	Coeur Mining Inc.	1,821,276	8,578
*	Westmoreland Coal Co.	282,515	7,560
	Wausau Paper Corp.	759,712	7,240
	Koppers Holdings Inc.	340,761	6,706
*	OMNOVA Solutions Inc.	758,640	6,471
*	Veritiv Corp.	143,819	6,347
	Zep Inc.	369,673	6,296
*	Cloud Peak Energy Inc.	1,063,156	6,188
	Kronos Worldwide Inc.	453,713	5,740
	Hawkins Inc.	145,286	5,519
	American Vanguard Corp.	441,169	4,685
	Chase Corp.	99,106	4,334
*	Rentech Inc.	3,858,791	4,322
*,^ Alpha Natural Resources Inc.		3,929,836	3,929
	FutureFuel Corp.	379,548	3,898
*,^ Arch Coal Inc.		3,796,291	3,796
*,^ FMSA Holdings Inc.		502,348	3,637
*	Senomyx Inc.	754,931	3,329
	KMG Chemicals Inc.	123,460	3,300

*	Handy & Harman Ltd.	71,880	2,951
*	Universal Stainless & Alloy Products Inc.	104,499	2,740
	Gold Resource Corp.	813,270	2,594
	Noranda Aluminum Holding Corp.	778,595	2,312
*,^ Paramount Gold and Silver Corp.		2,286,461	2,309
	Hallador Energy Co.	194,631	2,275
*,^ Uranium Energy Corp.		1,502,213	2,253
	Synalloy Corp.	148,994	2,169
	Ampco-Pittsburgh Corp.	123,647	2,159
	Olympic Steel Inc.	146,347	1,970
*	Codexis Inc.	406,990	1,856
*,^ Uranerz Energy Corp.		1,225,135	1,360
*,^ Uni-Pixel Inc.		186,960	1,309
*,^ Molycorp Inc.		3,053,122	1,176
*	Northern Technologies International Corp.	60,956	1,165
*,^ Marrone Bio Innovations Inc.		263,964	1,022
^	Walter Energy Inc.	1,173,514	728
*	NL Industries Inc.	92,843	720
*,^ Midway Gold Corp.		2,218,101	710
*	Ryerson Holding Corp.	105,810	674
*	Comstock Mining Inc.	1,063,693	638
*	General Moly Inc.	1,063,551	542
	Friedman Industries Inc.	86,825	538
*,^ Verso Corp.		296,961	535
*	Solitario Exploration & Royalty Corp.	536,555	402
	United-Guardian Inc.	21,119	400
*,^ Uranium Resources Inc.		271,014	360
^	Empire Resources Inc.	78,065	331
*,^ Metabolix Inc.		468,545	291
*,^ Golden Minerals Co.		688,429	282
*	Dynasil Corp. of America	155,873	209
*	RevettMining Co. Inc.	367,900	166
*	Ikonics Corp.	6,410	102
*	Mines Management Inc.	186,423	88
	Centrus Energy Corp. Class A	13,037	67
*	TOR Minerals International Inc.	2,580	16
			10,826,328
Consumer Goods (9.8%)
	Procter & Gamble Co.	47,627,189	3,902,572
	Coca-Cola Co.	69,308,774	2,810,471
	PepsiCo Inc.	26,151,329	2,500,590
	Philip Morris International Inc.	27,287,241	2,055,548
	Altria Group Inc.	34,790,398	1,740,216
	NIKE Inc. Class B	12,099,304	1,213,923
	Colgate-Palmolive Co.	16,009,744	1,110,116
	Ford Motor Co.	68,452,366	1,104,821
	Mondelez International Inc. Class A	27,603,928	996,226
	Monsanto Co.	8,514,768	958,252
	General Motors Co.	24,119,653	904,487
	Kraft Foods Group Inc.	10,367,048	903,125
	Kimberly-Clark Corp.	6,463,535	692,309
	General Mills Inc.	10,631,742	601,757
	Johnson Controls Inc.	11,629,684	586,601
	Archer-Daniels-Midland Co.	11,182,991	530,074
	VF Corp.	6,084,242	458,204
	Lorillard Inc.	6,301,179	411,782
	Delphi Automotive plc	5,130,511	409,107

	Reynolds American Inc.	5,623,813	387,537
*	Monster Beverage Corp.	2,658,331	367,900
	Mead Johnson Nutrition Co.	3,556,818	357,567
	Estee Lauder Cos. Inc. Class A	4,062,166	337,810
*	Constellation Brands Inc. Class A	2,845,332	330,656
*	Electronic Arts Inc.	5,193,222	305,439
*,^ Tesla Motors Inc.		1,543,728	291,410
	Kellogg Co.	4,375,092	288,537
	Whirlpool Corp.	1,372,360	277,299
	ConAgra Foods Inc.	7,483,174	273,360
	Dr Pepper Snapple Group Inc.	3,404,268	267,167
	Stanley Black & Decker Inc.	2,755,428	262,758
	Hershey Co.	2,536,779	255,986
	Clorox Co.	2,283,917	252,122
*	Under Armour Inc. Class A	3,106,634	250,861
	BorgWarner Inc.	3,996,960	241,736
	Genuine Parts Co.	2,569,218	239,425
	Hanesbrands Inc.	7,026,615	235,462
	Harley-Davidson Inc.	3,754,973	228,077
	Keurig Green Mountain Inc.	1,997,541	223,185
*	Michael Kors Holdings Ltd.	3,366,147	221,324
*	TRW Automotive Holdings Corp.	2,003,072	210,022
	Tyson Foods Inc. Class A	5,371,292	205,720
*	Mohawk Industries Inc.	1,087,455	201,995
	Activision Blizzard Inc.	8,849,104	201,096
	Coach Inc.	4,845,532	200,750
	Church & Dwight Co. Inc.	2,346,544	200,442
	Bunge Ltd.	2,428,863	200,041
	JM Smucker Co.	1,700,149	196,758
	Molson Coors Brewing Co. Class B	2,580,455	192,115
	Newell Rubbermaid Inc.	4,757,333	185,869
*	Jarden Corp.	3,206,883	169,644
	Campbell Soup Co.	3,606,471	167,881
	Coca-Cola Enterprises Inc.	3,752,388	165,856
	DR Horton Inc.	5,733,504	163,290
	Brown-Forman Corp. Class B	1,796,481	162,312
	Harman International Industries Inc.	1,207,732	161,389
	PVH Corp.	1,447,277	154,222
	Lear Corp.	1,390,158	154,057
	McCormick & Co. Inc.	1,964,147	151,455
	Snap-on Inc.	1,022,057	150,304
	Energizer Holdings Inc.	1,086,647	150,012
	Polaris Industries Inc.	1,049,433	148,075
	Lennar Corp. Class A	2,847,037	147,505
	Ralph Lauren Corp. Class A	1,085,083	142,688
	Mattel Inc.	5,941,637	135,766
*	WhiteWave Foods Co. Class A	3,056,920	135,544
	Hormel Foods Corp.	2,324,491	132,147
	PulteGroup Inc.	5,830,768	129,618
	Goodyear Tire & Rubber Co.	4,735,928	128,249
*	WABCO Holdings Inc.	1,028,137	126,337
	Hasbro Inc.	1,985,773	125,580
*	LKQ Corp.	4,819,715	123,192
	Leucadia National Corp.	5,517,402	122,983
*	lululemon athletica Inc.	1,738,921	111,326
*	Toll Brothers Inc.	2,827,525	111,235
*	Hain Celestial Group Inc.	1,726,268	110,567

	Leggett & Platt Inc.	2,350,264	108,324
*	Middleby Corp.	1,004,638	103,126
	Ingredion Inc.	1,272,568	99,031
*	NVR Inc.	68,887	91,527
	Gentex Corp.	4,919,218	90,022
	Brunswick Corp.	1,627,448	83,732
	Carter's Inc.	888,207	82,132
	Pinnacle Foods Inc.	1,956,478	79,844
*	Kate Spade & Co.	2,234,275	74,602
*	Visteon Corp.	773,879	74,602
	Flowers Foods Inc.	3,140,933	71,425
	Dana Holding Corp.	2,971,266	62,872
*	Fossil Group Inc.	752,520	62,045
*	Tempur Sealy International Inc.	1,066,487	61,579
	Avon Products Inc.	7,651,221	61,133
*	TreeHouse Foods Inc.	713,367	60,650
*	Tenneco Inc.	1,013,183	58,177
	Wolverine World Wide Inc.	1,690,318	56,541
^	Nu Skin Enterprises Inc. Class A	938,757	56,523
	Thor Industries Inc.	860,832	54,413
	Scotts Miracle-Gro Co. Class A	803,955	54,002
*	Skechers U.S.A. Inc. Class A	723,711	52,042
	Tupperware Brands Corp.	751,516	51,870
	Pool Corp.	725,218	50,591
*,^ Herbalife Ltd.		1,131,857	48,398
*	Vista Outdoor Inc.	1,123,588	48,112
	HNI Corp.	785,019	43,309
*	Boston Beer Co. Inc. Class A	160,816	43,002
*	Post Holdings Inc.	915,660	42,890
*	Deckers Outdoor Corp.	574,830	41,888
*	Darling Ingredients Inc.	2,904,462	40,691
	Ryland Group Inc.	810,359	39,497
*	TRI Pointe Homes Inc.	2,547,150	39,303
	Cooper Tire & Rubber Co.	910,829	39,020
*	Steven Madden Ltd.	1,023,787	38,904
*	Helen of Troy Ltd.	475,366	38,738
*	G-III Apparel Group Ltd.	333,874	37,611
*	Zynga Inc. Class A	12,864,814	36,665
*	Take-Two Interactive Software Inc.	1,401,584	35,677
	Lancaster Colony Corp.	350,191	33,328
	Spectrum Brands Holdings Inc.	371,043	33,231
*	Gentherm Inc.	628,614	31,751
*	Select Comfort Corp.	919,848	31,707
	Snyder's-Lance Inc.	985,134	31,485
	Columbia Sportswear Co.	512,202	31,193
*	American Axle & Manufacturing Holdings Inc.	1,184,008	30,583
	Vector Group Ltd.	1,378,051	30,276
*	Meritage Homes Corp.	613,656	29,848
*,^ GoPro Inc. Class A		682,405	29,623
^	Sanderson Farms Inc.	363,738	28,972
	J&J Snack Foods Corp.	263,961	28,165
	B&G Foods Inc.	945,891	27,838
	Herman Miller Inc.	999,178	27,737
*	Iconix Brand Group Inc.	822,977	27,710
	Coty Inc. Class A	1,140,728	27,685
	Fresh Del Monte Produce Inc.	692,984	26,964
	Steelcase Inc. Class A	1,411,111	26,726

*	Dorman Products Inc.	534,867	26,610
	Dean Foods Co.	1,558,900	25,769
	La-Z-Boy Inc.	914,880	25,717
	KB Home	1,599,657	24,987
	Drew Industries Inc.	403,315	24,820
*	Standard Pacific Corp.	2,675,278	24,077
	Schweitzer-Mauduit International Inc.	516,512	23,822
*	Tumi Holdings Inc.	954,848	23,356
	Interface Inc. Class A	1,104,241	22,946
	WD-40 Co.	244,989	21,691
*	Seaboard Corp.	5,044	20,842
^	Pilgrim's Pride Corp.	918,542	20,750
	Andersons Inc.	480,673	19,885
	Cal-Maine Foods Inc.	503,812	19,679
	Oxford Industries Inc.	260,095	19,624
	MDC Holdings Inc.	678,549	19,339
	Universal Corp.	404,644	19,083
	Knoll Inc.	811,322	19,009
*	TiVo Inc.	1,762,319	18,698
*	Crocs Inc.	1,467,372	17,330
*	ACCO Brands Corp.	1,971,508	16,383
*	Diamond Foods Inc.	489,697	15,949
	Briggs & Stratton Corp.	747,396	15,351
*,^ iRobot Corp.		464,615	15,160
*	Universal Electronics Inc.	265,058	14,960
	Standard Motor Products Inc.	344,987	14,579
	Libbey Inc.	363,610	14,512
*	Cooper-Standard Holding Inc.	233,456	13,821
	Callaway Golf Co.	1,352,400	12,888
	Ethan Allen Interiors Inc.	457,209	12,637
	Calavo Growers Inc.	237,344	12,204
^	Tootsie Roll Industries Inc.	357,958	12,142
*	Taylor Morrison Home Corp. Class A	579,882	12,091
	Remy International Inc.	520,661	11,564
*	USANA Health Sciences Inc.	103,143	11,461
*	Modine Manufacturing Co.	833,521	11,228
*	Cavco Industries Inc.	149,185	11,198
*	DTS Inc.	327,606	11,162
*	Blount International Inc.	865,771	11,151
	Lennar Corp. Class B	270,198	11,105
*,^ Eastman Kodak Co.		540,700	10,268
	Nutrisystem Inc.	512,121	10,232
	Inter Parfums Inc.	308,573	10,066
	Winnebago Industries Inc.	471,633	10,027
	Phibro Animal Health Corp. Class A	279,720	9,905
*	Unifi Inc.	272,402	9,831
*	Boulder Brands Inc.	1,026,090	9,779
*	M/I Homes Inc.	408,346	9,735
	Coca-Cola Bottling Co. Consolidated	85,956	9,718
*	RealD Inc.	748,476	9,573
*,^ Wayfair Inc.		297,089	9,542
*	Tower International Inc.	342,821	9,119
	Movado Group Inc.	310,748	8,863
*,^ Glu Mobile Inc.		1,768,753	8,861
*	Revlon Inc. Class A	211,989	8,734
*	Motorcar Parts of America Inc.	311,469	8,656
	Arctic Cat Inc.	225,505	8,190

*	Beazer Homes USA Inc.	446,602	7,914
	Superior Industries International Inc.	409,500	7,752
*	Nautilus Inc.	493,496	7,536
	Titan International Inc.	795,454	7,445
*	Federal-Mogul Holdings Corp.	558,230	7,430
*	William Lyon Homes Class A	283,518	7,320
*	Hovnanian Enterprises Inc. Class A	2,033,036	7,238
*,^ Century Communities Inc.		367,411	7,102
*,^ Elizabeth Arden Inc.		427,381	6,667
	John B Sanfilippo & Son Inc.	152,319	6,565
*	WCI Communities Inc.	262,837	6,295
*	Medifast Inc.	197,637	5,923
	National Presto Industries Inc.	93,091	5,901
*	Vera Bradley Inc.	357,670	5,805
*	Malibu Boats Inc. Class A	235,935	5,509
*	Vince Holding Corp.	287,634	5,336
*	Fox Factory Holding Corp.	327,078	5,017
*	Omega Protein Corp.	362,771	4,966
	Bassett Furniture Industries Inc.	173,781	4,956
*	Perry Ellis International Inc.	208,575	4,831
*	Central Garden and Pet Co. Class A	450,283	4,782
*	Stoneridge Inc.	419,204	4,733
*,^ LGI Homes Inc.		283,214	4,718
*	National Beverage Corp.	191,717	4,680
	Strattec Security Corp.	60,661	4,479
*,^ Sequential Brands Group Inc.		406,682	4,351
*	ZAGG Inc.	500,070	4,336
*	Jamba Inc.	293,398	4,316
*,^ Freshpet Inc.		203,343	3,951
*,^ Quiksilver Inc.		2,125,422	3,932
*	Black Diamond Inc.	414,555	3,918
*	Inventure Foods Inc.	329,041	3,682
	Culp Inc.	133,434	3,569
	Limoneira Co.	161,888	3,529
	Hooker Furniture Corp.	182,808	3,482
	Metaldyne Performance Group Inc.	191,484	3,451
*	Skullcandy Inc.	300,771	3,399
	Flexsteel Industries Inc.	108,026	3,380
	Superior Uniform Group Inc.	178,068	3,378
	Rocky Brands Inc.	154,882	3,345
*	Central Garden and Pet Co.	327,014	3,228
	Oil-Dri Corp. of America	93,252	3,138
	Cherokee Inc.	155,519	3,029
	Orchids Paper Products Co.	110,047	2,967
*	Seneca Foods Corp. Class A	99,386	2,963
*	Nutraceutical International Corp.	147,820	2,912
	Weyco Group Inc.	95,177	2,846
*,^ JAKKS Pacific Inc.		410,773	2,810
*	Fuel Systems Solutions Inc.	239,103	2,640
*	LeapFrog Enterprises Inc.	1,168,231	2,547
*	New Home Co. Inc.	157,021	2,504
	Escalade Inc.	141,344	2,457
	Alico Inc.	47,911	2,456
*	Farmer Bros Co.	94,199	2,331
	Johnson Outdoors Inc. Class A	69,364	2,297
	Lifetime Brands Inc.	143,306	2,190
*	Dixie Group Inc.	238,274	2,156

	Nature's Sunshine Products Inc.	160,581	2,107
*	Core Molding Technologies Inc.	121,996	2,092
	MGP Ingredients Inc.	153,355	2,064
*	Lifeway Foods Inc.	95,840	2,050
*	Craft Brew Alliance Inc.	140,908	1,922
	Griffin Land & Nurseries Inc.	56,504	1,757
*	Shiloh Industries Inc.	122,722	1,723
*	Alliance One International Inc.	1,464,699	1,611
*	Primo Water Corp.	294,815	1,542
	LS Starrett Co. Class A	77,687	1,476
	A-Mark Precious Metals Inc.	135,994	1,442
	Marine Products Corp.	166,467	1,427
*,^ American Apparel Inc.		1,996,100	1,400
	Crown Crafts Inc.	172,388	1,339
*	Delta Apparel Inc.	103,278	1,270
*	Lifevantage Corp.	1,527,409	1,207
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		449,956	1,201
	Female Health Co.	415,043	1,175
*	Blyth Inc.	141,026	1,070
*	Lakeland Industries Inc.	111,042	994
*	Castle Brands Inc.	695,660	974
*	Rocky Mountain Chocolate Factory Inc.	58,206	808
*	LoJack Corp.	276,852	792
*	Stanley Furniture Co. Inc.	230,972	728
*	Reed's Inc.	127,919	715
	Tandy Leather Factory Inc.	77,119	680
*,^ S&W Seed Co.		138,057	638
*	Lipocine Inc.	83,688	577
*	Mannatech Inc.	30,000	556
*	US Auto Parts Network Inc.	236,188	513
	Kewaunee Scientific Corp.	28,882	503
*	Coffee Holding Co. Inc.	96,178	468
*,^ RiceBran Technologies		114,553	456
*	Summer Infant Inc.	163,915	443
*	Nova Lifestyle Inc.	165,476	414
	Acme United Corp.	20,257	375
*,^ Clean Diesel Technologies Inc.		174,532	318
*	Alpha Pro Tech Ltd.	123,027	279
*	Charles & Colvard Ltd.	233,777	274
*	Skyline Corp.	72,991	254
*,^ Rock Creek Pharmaceuticals Inc.		2,420,196	247
	Emerson Radio Corp.	183,685	241
*	Comstock Holding Cos. Inc. Class A	227,285	209
*	Cyanotech Corp.	22,482	189
*	Joe's Jeans Inc.	839,567	179
*	Reliv International Inc.	134,178	150
*	Tofutti Brands Inc.	34,800	150
*	Ceres Inc.	446,757	147
*	P&F Industries Inc. Class A	16,709	113
*,^ Vapor Corp.		96,929	98
*	Natural Alternatives International Inc.	17,720	97
*	CCA Industries Inc.	27,573	88
*	Hovnanian Enterprises Inc. Class B	19,300	69
	Compx International Inc.	5,846	67
*	Willamette Valley Vineyards Inc.	10,817	65
*	CTI Industries Corp.	11,946	48
*	Crystal Rock Holdings Inc.	60,150	43

* DS Healthcare Group Inc.	51,862	41
* Ocean Bio-Chem Inc.	9,242	39
Golden Enterprises Inc.	9,731	38
* Koss Corp.	12,072	29
* MYOS Corp.	2,175	10
		39,468,233
Consumer Services (14.0%)
Walt Disney Co.	26,980,897	2,830,026
Home Depot Inc.	23,234,816	2,639,707
* Amazon.com Inc.	6,551,812	2,437,929
Wal-Mart Stores Inc.	28,431,364	2,338,480
Comcast Corp. Class A	40,475,138	2,285,631
CVS Health Corp.	19,839,865	2,047,672
McDonald's Corp.	16,942,970	1,650,923
Walgreens Boots Alliance Inc.	15,372,751	1,301,765
Lowe's Cos. Inc.	17,137,006	1,274,822
Starbucks Corp.	12,555,530	1,189,009
Costco Wholesale Corp.	7,760,388	1,175,660
Time Warner Inc.	13,920,435	1,175,442
* eBay Inc.	19,202,542	1,107,603
* Priceline Group Inc.	915,604	1,065,900
Twenty-First Century Fox Inc. Class A	30,861,706	1,044,360
McKesson Corp.	4,104,619	928,465
Target Corp.	11,219,894	920,817
TJX Cos. Inc.	11,612,188	813,434
* DIRECTV	8,859,269	753,924
Time Warner Cable Inc.	4,948,977	741,753
Delta Air Lines Inc.	14,526,589	653,115
American Airlines Group Inc.	12,286,292	648,470
Kroger Co.	8,210,641	629,428
Yum! Brands Inc.	7,643,932	601,730
Southwest Airlines Co.	11,936,832	528,802
Cardinal Health Inc.	5,810,163	524,483
CBS Corp. Class B	7,858,409	476,455
* United Continental Holdings Inc.	6,771,250	455,367
Viacom Inc. Class B	6,460,980	441,285
* Netflix Inc.	1,013,262	422,216
AmerisourceBergen Corp. Class A	3,663,120	416,387
L Brands Inc.	4,383,773	413,346
* Dollar General Corp.	5,336,369	402,255
Macy's Inc.	6,100,889	396,009
Sysco Corp.	10,405,233	392,589
Las Vegas Sands Corp.	7,064,682	388,840
* AutoZone Inc.	561,881	383,293
Carnival Corp.	7,816,392	373,936
Ross Stores Inc.	3,484,152	367,090
* O'Reilly Automotive Inc.	1,697,377	367,041
* Chipotle Mexican Grill Inc. Class A	545,101	354,610
Omnicom Group Inc.	4,376,958	341,315
Whole Foods Market Inc.	6,336,315	329,995
* Charter Communications Inc. Class A	1,479,509	285,708
* Dollar Tree Inc.	3,447,503	279,748
Marriott International Inc. Class A	3,444,633	276,673
Comcast Corp.	4,795,423	268,855
Kohl's Corp.	3,385,288	264,899
* DISH Network Corp. Class A	3,741,046	262,098
* CarMax Inc.	3,700,100	255,344

Starwood Hotels & Resorts Worldwide Inc.	3,033,159	253,269
* Bed Bath & Beyond Inc.	3,111,925	238,918
Nielsen NV	5,271,172	234,936
* Liberty Interactive Corp. Class A	7,486,669	218,536
Royal Caribbean Cruises Ltd.	2,515,350	205,881
* Hilton Worldwide Holdings Inc.	6,901,115	204,411
Tractor Supply Co.	2,396,786	203,871
Nordstrom Inc.	2,534,242	203,550
Best Buy Co. Inc.	5,234,024	197,794
Signet Jewelers Ltd.	1,415,497	196,457
Wyndham Worldwide Corp.	2,135,093	193,162
Advance Auto Parts Inc.	1,284,067	192,212
Staples Inc.	11,249,114	183,192
Wynn Resorts Ltd.	1,426,060	179,512
Gap Inc.	4,094,364	177,409
Tiffany & Co.	1,940,926	170,821
* Sirius XM Holdings Inc.	44,192,834	168,817
* Ulta Salon Cosmetics & Fragrance Inc.	1,086,440	163,889
Interpublic Group of Cos. Inc.	7,329,500	162,129
* TripAdvisor Inc.	1,945,311	161,792
Expedia Inc.	1,702,064	160,215
Foot Locker Inc.	2,508,560	158,039
* Hertz Global Holdings Inc.	7,239,361	156,949
H&R Block Inc.	4,873,315	156,287
Alaska Air Group Inc.	2,330,761	154,250
* Rite Aid Corp.	17,245,852	149,866
Family Dollar Stores Inc.	1,870,683	148,233
Gannett Co. Inc.	3,971,131	147,250
Darden Restaurants Inc.	2,031,752	140,882
* Discovery Communications Inc.	4,761,948	140,358
* Liberty Media Corp.	3,567,204	136,267
* MGM Resorts International	6,465,498	135,969
* News Corp. Class A	8,291,194	132,742
Omnicare Inc.	1,721,259	132,640
* IHS Inc. Class A	1,149,319	130,747
Williams-Sonoma Inc.	1,469,240	117,113
FactSet Research Systems Inc.	702,609	111,855
* Avis Budget Group Inc.	1,869,423	110,324
* Norwegian Cruise Line Holdings Ltd.	2,006,786	108,387
* Spirit Airlines Inc.	1,281,365	99,126
Domino's Pizza Inc.	973,117	97,847
Dick's Sporting Goods Inc.	1,693,324	96,503
* Madison Square Garden Co. Class A	1,129,211	95,588
KAR Auction Services Inc.	2,482,419	94,158
* Sally Beauty Holdings Inc.	2,735,109	94,006
Scripps Networks Interactive Inc. Class A	1,352,679	92,740
Aramark	2,920,400	92,372
Service Corp. International	3,477,314	90,584
* JetBlue Airways Corp.	4,632,558	89,177
* Office Depot Inc.	9,555,960	87,915
Graham Holdings Co. Class B	80,858	84,871
* AutoNation Inc.	1,306,015	84,016
Dunkin' Brands Group Inc.	1,754,048	83,423
Cinemark Holdings Inc.	1,822,477	82,139
Dun & Bradstreet Corp.	629,698	80,828
* Discovery Communications Inc. Class A	2,627,292	80,815
* Urban Outfitters Inc.	1,738,176	79,348

*	AMC Networks Inc. Class A	1,006,689	77,153
	Tribune Media Co. Class A	1,267,331	77,066
*	VCA Inc.	1,405,573	77,054
*	Copart Inc.	2,026,066	76,119
*	Sprouts Farmers Market Inc.	2,141,215	75,435
	GNC Holdings Inc. Class A	1,533,884	75,268
	International Game Technology	4,311,359	75,061
^	GameStop Corp. Class A	1,926,050	73,113
*	Panera Bread Co. Class A	452,743	72,437
	Brinker International Inc.	1,128,849	69,492
	Cablevision Systems Corp. Class A	3,651,309	66,819
*	Liberty Media Corp. Class A	1,722,205	66,391
	Vail Resorts Inc.	638,938	66,079
	Jack in the Box Inc.	675,544	64,798
*	United Natural Foods Inc.	833,258	64,194
	Cracker Barrel Old Country Store Inc.	417,351	63,496
*	Live Nation Entertainment Inc.	2,490,547	62,836
*	Burlington Stores Inc.	1,045,824	62,143
*	Restoration Hardware Holdings Inc.	624,670	61,961
	Casey's General Stores Inc.	680,238	61,289
*	Buffalo Wild Wings Inc.	332,031	60,177
*	Groupon Inc. Class A	8,290,071	59,771
	Six Flags Entertainment Corp.	1,231,238	59,604
	Dillard's Inc. Class A	429,023	58,566
	CST Brands Inc.	1,291,802	56,620
*	Pandora Media Inc.	3,486,468	56,516
*	Murphy USA Inc.	757,607	54,828
	DSW Inc. Class A	1,421,953	52,442
	Wendy's Co.	4,797,963	52,298
*,^ SolarCity Corp.		1,014,526	52,025
*	ServiceMaster Global Holdings Inc.	1,520,957	51,332
*	Starz	1,488,357	51,214
	Lions Gate Entertainment Corp.	1,470,616	49,883
*	Cabela's Inc.	890,791	49,866
	American Eagle Outfitters Inc.	2,910,782	49,716
*	Yelp Inc. Class A	1,039,795	49,234
	John Wiley & Sons Inc. Class A	796,654	48,707
	Bloomin' Brands Inc.	2,000,344	48,668
	Allegiant Travel Co. Class A	245,419	47,192
	Sotheby's	1,097,534	46,382
*	GrubHub Inc.	1,013,965	46,024
	Big Lots Inc.	941,865	45,238
*	HomeAway Inc.	1,491,187	44,989
	Chico's FAS Inc.	2,534,145	44,829
	Rollins Inc.	1,792,181	44,321
*	Life Time Fitness Inc.	622,216	44,152
*	Houghton Mifflin Harcourt Co.	1,865,028	43,791
*	SUPERVALU Inc.	3,657,630	42,538
	Men's Wearhouse Inc.	795,923	41,547
*,^ JC Penney Co. Inc.		4,812,600	40,474
	Choice Hotels International Inc.	623,221	39,930
	Lithia Motors Inc. Class A	399,749	39,739
	Texas Roadhouse Inc. Class A	1,087,447	39,616
	Cheesecake Factory Inc.	791,478	39,044
	Time Inc.	1,738,744	39,017
*	Hyatt Hotels Corp. Class A	649,407	38,458
*	La Quinta Holdings Inc.	1,613,049	38,197

	Sinclair Broadcast Group Inc. Class A	1,211,574	38,056
*	Bright Horizons Family Solutions Inc.	740,672	37,974
*	Asbury Automotive Group Inc.	456,533	37,938
	HSN Inc.	551,315	37,616
	Penske Automotive Group Inc.	729,119	37,542
	Meredith Corp.	654,029	36,475
*	Grand Canyon Education Inc.	828,279	35,864
*	Pinnacle Entertainment Inc.	991,339	35,777
	Extended Stay America Inc.	1,814,845	35,444
	AMERCO	106,578	35,213
	Monro Muffler Brake Inc.	527,447	34,310
	Group 1 Automotive Inc.	396,670	34,245
	Chemed Corp.	286,337	34,189
	Aaron's Inc.	1,203,784	34,079
	Sabre Corp.	1,394,965	33,898
*	Ascena Retail Group Inc.	2,307,410	33,481
	Marriott Vacations Worldwide Corp.	411,001	33,312
	Dolby Laboratories Inc. Class A	860,417	32,834
	New York Times Co. Class A	2,381,598	32,771
	Hillenbrand Inc.	1,060,474	32,737
	DineEquity Inc.	297,035	31,786
	Regal Entertainment Group Class A	1,388,978	31,724
	DeVry Education Group Inc.	948,581	31,645
*	ANN Inc.	769,722	31,582
*	Five Below Inc.	878,970	31,265
*,^ Fresh Market Inc.		763,296	31,020
*	comScore Inc.	597,671	30,601
	Papa John's International Inc.	493,198	30,485
*	Apollo Education Group Inc.	1,606,131	30,388
*,^ DreamWorks Animation SKG Inc. Class A		1,249,498	30,238
*	Michaels Cos. Inc.	1,096,525	29,672
	PriceSmart Inc.	348,620	29,626
	Nexstar Broadcasting Group Inc. Class A	513,341	29,373
*	Shutterfly Inc.	644,060	29,137
*	Genesco Inc.	404,482	28,811
	Matthews International Corp. Class A	557,858	28,735
	Abercrombie & Fitch Co.	1,274,678	28,094
	Sonic Corp.	880,687	27,918
*	WebMD Health Corp.	631,484	27,681
	Morningstar Inc.	368,820	27,628
*	Beacon Roofing Supply Inc.	864,314	27,053
	Churchill Downs Inc.	233,225	26,814
	Buckle Inc.	513,931	26,257
*	Fiesta Restaurant Group Inc.	421,650	25,721
	Core-Mark Holding Co. Inc.	390,275	25,102
	Rent-A-Center Inc.	891,441	24,461
*	Popeyes Louisiana Kitchen Inc.	405,993	24,286
	Brown Shoe Co. Inc.	740,246	24,280
	SeaWorld Entertainment Inc.	1,253,026	24,158
*	Acxiom Corp.	1,305,935	24,147
	MDC Partners Inc. Class A	836,772	23,722
	Children's Place Inc.	358,211	22,994
*	Krispy Kreme Doughnuts Inc.	1,130,800	22,605
*	Vitamin Shoppe Inc.	538,909	22,198
	Pier 1 Imports Inc.	1,569,653	21,944
*,^ Mattress Firm Holding Corp.		311,893	21,720
*	Hibbett Sports Inc.	441,540	21,662

*	Constant Contact Inc.	563,684	21,538
*	Orbitz Worldwide Inc.	1,842,227	21,480
*	Express Inc.	1,284,873	21,239
*	Red Robin Gourmet Burgers Inc.	243,410	21,177
	Finish Line Inc. Class A	853,610	20,931
	SpartanNash Co.	647,469	20,434
	Scholastic Corp.	479,563	19,633
*	Diamond Resorts International Inc.	583,952	19,522
	Guess? Inc.	1,043,046	19,390
*,^ Sears Holdings Corp.		466,487	19,303
*	Belmond Ltd. Class A	1,568,181	19,257
*	Penn National Gaming Inc.	1,226,454	19,206
	New Media Investment Group Inc.	789,532	18,893
*	Boyd Gaming Corp.	1,320,879	18,756
	Cato Corp. Class A	463,892	18,370
	Bob Evans Farms Inc.	392,326	18,149
*	Rush Enterprises Inc. Class A	656,999	17,975
*	Barnes & Noble Inc.	745,075	17,696
*	Hawaiian Holdings Inc.	799,259	17,604
	Interval Leisure Group Inc.	650,971	17,062
*	Media General Inc.	1,033,199	17,037
*	Stamps.com Inc.	252,718	17,005
*	Denny's Corp.	1,480,291	16,875
*	BJ's Restaurants Inc.	315,367	15,910
*	Zumiez Inc.	392,083	15,781
	International Speedway Corp. Class A	475,001	15,490
	National CineMedia Inc.	1,017,570	15,365
*	Lands' End Inc.	419,820	15,063
*	Gray Television Inc.	1,080,784	14,936
	Sonic Automotive Inc. Class A	586,768	14,611
*	EW Scripps Co. Class A	511,932	14,559
*,^ TrueCar Inc.		813,063	14,513
*,^ zulily Inc. Class A		1,109,791	14,416
*,^ Lumber Liquidators Holdings Inc.		451,250	13,889
*	Diplomat Pharmacy Inc.	401,399	13,880
*	Carmike Cinemas Inc.	403,547	13,559
*,^ Conn's Inc.		444,589	13,462
*	Francesca's Holdings Corp.	747,307	13,302
	AMC Entertainment Holdings Inc.	372,794	13,230
*	Biglari Holdings Inc.	31,874	13,199
*	Regis Corp.	800,027	13,088
*	Caesars Acquisition Co. Class A	1,877,479	12,767
	SkyWest Inc.	858,721	12,546
	Capella Education Co.	192,574	12,494
	Stage Stores Inc.	535,584	12,276
*	RetailMeNot Inc.	674,655	12,151
*	Republic Airways Holdings Inc.	870,120	11,964
*	Bankrate Inc.	1,045,421	11,855
*	Tuesday Morning Corp.	733,653	11,812
*	Providence Service Corp.	222,173	11,802
	Ingles Markets Inc. Class A	236,520	11,703
*	Journal Communications Inc. Class A	784,640	11,628
*	MarineMax Inc.	418,788	11,102
	Fred's Inc. Class A	633,031	10,818
	Weis Markets Inc.	214,568	10,677
*,^ Caesars Entertainment Corp.		1,008,496	10,619
*	Avid Technology Inc.	704,580	10,498

*	Steiner Leisure Ltd.	221,003	10,476
*	FTD Cos. Inc.	342,200	10,245
	ClubCorp Holdings Inc.	525,171	10,167
*,^ Coupons.com Inc.		842,556	9,892
*	Global Eagle Entertainment Inc.	741,892	9,875
*	Strayer Education Inc.	180,326	9,631
*,^ Zoe's Kitchen Inc.		285,719	9,512
	Ruth's Hospitality Group Inc.	592,146	9,403
	Twenty-First Century Fox Inc.	277,256	9,116
*	Ascent Capital Group Inc. Class A	223,581	8,901
	Tribune Publishing Co.	450,295	8,736
*,^ Scientific Games Corp. Class A		825,098	8,639
*	Pep Boys-Manny Moe & Jack	897,652	8,635
*	K12 Inc.	537,734	8,453
*	Del Frisco's Restaurant Group Inc.	410,753	8,277
	Haverty Furniture Cos. Inc.	331,963	8,259
*	American Public Education Inc.	274,848	8,240
^	World Wrestling Entertainment Inc. Class A	549,322	7,696
*	Dave & Buster's Entertainment Inc.	244,595	7,450
*	Chefs' Warehouse Inc.	331,339	7,432
	Shoe Carnival Inc.	251,837	7,414
*	America's Car-Mart Inc.	136,583	7,410
	Carriage Services Inc. Class A	304,499	7,268
*	XO Group Inc.	410,360	7,251
*	Citi Trends Inc.	268,452	7,248
	Harte-Hanks Inc.	906,884	7,074
	Clear Channel Outdoor Holdings Inc. Class A	680,697	6,889
*	Blue Nile Inc.	211,426	6,732
	Entravision Communications Corp. Class A	1,060,376	6,712
*	Cumulus Media Inc. Class A	2,685,418	6,633
	Marcus Corp.	302,852	6,448
	Stein Mart Inc.	517,884	6,448
*,^ Clean Energy Fuels Corp.		1,184,876	6,321
*	Overstock.com Inc.	258,878	6,270
*	News Corp. Class B	377,938	5,998
*	Ruby Tuesday Inc.	981,182	5,897
*	Chuy's Holdings Inc.	259,241	5,841
*	Kirkland's Inc.	245,717	5,836
*,^ El Pollo Loco Holdings Inc.		224,392	5,747
*	SP Plus Corp.	259,403	5,668
*,^ Container Store Group Inc.		293,728	5,596
*	1-800-Flowers.com Inc. Class A	472,168	5,586
^	PetMed Express Inc.	336,217	5,554
*,^ Chegg Inc.		692,695	5,507
*	Career Education Corp.	1,067,654	5,370
*,^ Noodles & Co. Class A		296,970	5,179
*	Isle of Capri Casinos Inc.	368,320	5,175
*,^ Tile Shop Holdings Inc.		423,677	5,131
*	Smart & Final Stores Inc.	290,360	5,110
	Speedway Motorsports Inc.	216,671	4,929
*	EVINE Live Inc.	726,523	4,875
*	Boot Barn Holdings Inc.	201,421	4,818
*	Carrols Restaurant Group Inc.	580,909	4,816
*	Destination XL Group Inc.	954,788	4,717
*	Virgin America Inc.	153,431	4,664
*	Build-A-Bear Workshop Inc.	236,647	4,650
*	Natural Grocers by Vitamin Cottage Inc.	164,779	4,550

*	Angie's List Inc.	770,807	4,525
*	Bravo Brio Restaurant Group Inc.	306,073	4,496
	Courier Corp.	179,203	4,387
	Big 5 Sporting Goods Corp.	325,896	4,325
*	Aeropostale Inc.	1,241,870	4,309
*,^ Shake Shack Inc. Class A		84,905	4,249
*	Liquidity Services Inc.	428,471	4,233
*	Entercom Communications Corp. Class A	345,234	4,195
*,^ Titan Machinery Inc.		310,341	4,143
*	Kona Grill Inc.	143,064	4,066
	CSS Industries Inc.	131,994	3,980
*	Tilly's Inc. Class A	246,934	3,865
	Winmark Corp.	43,602	3,818
*	Potbelly Corp.	262,519	3,596
*,^ Weight Watchers International Inc.		497,467	3,477
*	Reading International Inc. Class A	257,620	3,465
*,^ TubeMogul Inc.		249,014	3,441
*	Christopher & Banks Corp.	613,785	3,413
	Destination Maternity Corp.	225,470	3,396
*	Roundy's Inc.	692,704	3,387
*	Martha Stewart Living Omnimedia Inc. Class A	514,442	3,344
*,^ SFX Entertainment Inc.		806,457	3,298
*	Liberty Tax Inc.	117,948	3,282
*	TechTarget Inc.	276,376	3,187
	Saga Communications Inc. Class A	70,337	3,133
*	Sizmek Inc.	422,373	3,066
*	Rubicon Project Inc.	166,113	2,977
*	Monarch Casino & Resort Inc.	153,321	2,935
*	Famous Dave's of America Inc.	102,790	2,930
*	Morgans Hotel Group Co.	377,429	2,925
*	Bridgepoint Education Inc.	294,656	2,843
*	Autobytel Inc.	192,349	2,841
	Town Sports International Holdings Inc.	416,543	2,837
*	Daily Journal Corp.	14,695	2,692
*	QuinStreet Inc.	444,768	2,646
*	Lee Enterprises Inc.	827,248	2,622
	Village Super Market Inc. Class A	83,103	2,613
*	Intrawest Resorts Holdings Inc.	299,289	2,610
*,^ ITT Educational Services Inc.		384,143	2,608
	Collectors Universe Inc.	113,601	2,563
*,^ Papa Murphy's Holdings Inc.		140,422	2,547
*	Sportsman's Warehouse Holdings Inc.	318,419	2,544
	Nathan's Famous Inc.	46,911	2,540
*	RealNetworks Inc.	372,913	2,510
	AH Belo Corp. Class A	295,621	2,433
*	West Marine Inc.	262,221	2,431
*	Eldorado Resorts Inc.	471,674	2,373
*,^ Fairway Group Holdings Corp.		340,880	2,308
*	Everyday Health Inc.	173,343	2,229
*	Pacific Sunwear of California Inc.	804,550	2,221
	Marchex Inc. Class B	540,815	2,207
*,^ Trupanion Inc.		265,985	2,128
*	Townsquare Media Inc. Class A	163,244	2,098
	bebe stores inc	566,914	2,058
*	Gaiam Inc. Class A	274,094	1,998
*	Century Casinos Inc.	365,454	1,992
*,^ Habit Restaurants Inc. Class A		59,175	1,902

*	RCI Hospitality Holdings Inc.	182,256	1,897
^	Bon-Ton Stores Inc.	260,323	1,812
*	McClatchy Co. Class A	983,888	1,810
	Liberator Medical Holdings Inc.	513,040	1,796
*	Sears Hometown and Outlet Stores Inc.	224,008	1,729
*	PCM Inc.	177,713	1,660
*	Radio One Inc.	538,531	1,659
*,^ Digital Turbine Inc.		495,109	1,614
*	Rave Restaurant Group Inc.	114,116	1,593
*	Red Lion Hotels Corp.	234,117	1,562
*	Luby's Inc.	293,431	1,523
*	Spark Networks Inc.	370,435	1,497
*,^ hhgregg Inc.		229,551	1,407
*,^ Care.com Inc.		181,196	1,373
*	Lakes Entertainment Inc.	150,979	1,294
*	Travelzoo Inc.	131,773	1,270
*,^ Empire Resorts Inc.		273,322	1,257
*	Dex Media Inc.	293,773	1,231
	Frisch's Restaurants Inc.	44,386	1,205
*	YuMe Inc.	212,988	1,105
*	Gordmans Stores Inc.	131,760	1,094
	Wayside Technology Group Inc.	59,514	1,049
*	New York & Co. Inc.	417,760	1,044
*	Emmis Communications Corp. Class A	477,809	951
*	Cosi Inc.	345,139	918
	Salem Media Group Inc. Class A	142,814	880
	TheStreet Inc.	477,535	860
*	Demand Media Inc.	147,814	845
*	Trans World Entertainment Corp.	221,396	819
*	Geeknet Inc.	100,443	803
*	Cambium Learning Group Inc.	244,281	772
*,^ YOU On Demand Holdings Inc.		325,761	694
*	Ignite Restaurant Group Inc.	132,916	645
*	Diversified Restaurant Holdings Inc.	148,684	624
*	Good Times Restaurants Inc.	82,028	590
	National American University Holdings Inc.	175,287	578
*	ReachLocal Inc.	193,721	564
*	Speed Commerce Inc.	811,944	519
*	Ambassadors Group Inc.	199,965	506
*	Profire Energy Inc.	361,619	488
*	Envivio Inc.	270,799	479
*	CafePress Inc.	118,175	460
*	Gaming Partners International Corp.	42,177	454
*	Dover Downs Gaming & Entertainment Inc.	339,612	397
*	MaxPoint Interactive Inc.	40,124	384
*	Perfumania Holdings Inc.	64,655	354
*,^ Bacterin International Holdings Inc.		85,348	350
	Beasley Broadcast Group Inc. Class A	59,500	304
*	Books-A-Million Inc.	105,377	289
*	Insignia Systems Inc.	93,948	282
*,^ LiveDeal Inc.		87,299	275
	Ark Restaurants Corp.	10,463	261
*	Full House Resorts Inc.	160,784	243
*	PDI Inc.	177,317	239
*,^ Remark Media Inc.		49,843	214
*	Learning Tree International Inc.	136,659	211
*	Spanish Broadcasting System Inc.	51,140	206

*,^ Net Element Inc.		174,274	202
	Flanigan's Enterprises Inc.	4,874	156
*	NTN Buzztime Inc.	354,186	149
*,^ Viggle Inc.		101,022	144
*	Peak Resorts Inc.	23,300	144
	Value Line Inc.	9,438	138
*	RLJ Entertainment Inc.	92,687	135
*	Premier Exhibitions Inc.	36,324	133
*	Local Corp.	250,258	115
*	Liberty Global plc	2,100	105
*,^ DGSE Cos. Inc.		61,321	93
*	Dover Saddlery Inc.	13,411	62
*	Nevada Gold & Casinos Inc.	41,913	61
*,^ EveryWare Global Inc.		47,000	56
*	Canterbury Park Holding Corp.	4,200	43
	Educational Development Corp.	8,522	35
	Haverty Furniture Cos. Inc. Class A	1,375	34
*	SPAR Group Inc.	19,446	28
*	Universal Travel Group	42,843	7
			56,442,408
Financials (18.8%)
	Wells Fargo & Co.	90,881,376	4,943,947
*	Berkshire Hathaway Inc. Class B	31,174,520	4,499,107
	JPMorgan Chase & Co.	65,750,757	3,983,181
	Bank of America Corp.	185,455,843	2,854,165
	Citigroup Inc.	50,812,503	2,617,860
	Visa Inc. Class A	34,636,799	2,265,593
	MasterCard Inc. Class A	17,639,699	1,523,894
	American Express Co.	17,968,957	1,403,735
	US Bancorp	31,514,710	1,376,247
	Goldman Sachs Group Inc.	7,299,477	1,372,083
	American International Group Inc.	24,191,316	1,325,442
	Simon Property Group Inc.	5,526,167	1,081,139
	Morgan Stanley	25,802,755	920,900
	PNC Financial Services Group Inc.	9,256,857	863,109
	Bank of New York Mellon Corp.	19,113,685	769,135
	Capital One Financial Corp.	9,726,749	766,662
	MetLife Inc.	15,008,519	758,681
	American Tower Corporation	7,411,610	697,803
	BlackRock Inc.	1,895,794	693,557
	Prudential Financial Inc.	7,999,233	642,418
	Charles Schwab Corp.	20,805,893	633,331
	ACE Ltd.	5,541,529	617,825
	Travelers Cos. Inc.	5,632,804	609,075
	CME Group Inc.	5,632,349	533,440
	Marsh & McLennan Cos. Inc.	9,491,531	532,380
	Allstate Corp.	7,346,568	522,855
	Public Storage	2,591,287	510,846
	State Street Corp.	6,896,862	507,126
	Equity Residential	6,411,679	499,213
	McGraw Hill Financial Inc.	4,813,840	497,751
	BB&T Corp.	12,662,218	493,700
	Crown Castle International Corp.	5,887,395	485,946
	Aflac Inc.	7,527,678	481,847
	Aon plc	4,939,019	474,739
	Health Care REIT Inc.	6,107,385	472,467
	Intercontinental Exchange Inc.	1,980,186	461,918

Discover Financial Services	7,880,312	444,056
Ventas Inc.	5,817,613	424,802
Ameriprise Financial Inc.	3,225,010	421,960
Chubb Corp.	4,076,734	412,158
AvalonBay Communities Inc.	2,322,243	404,651
Prologis Inc.	8,993,496	391,757
Boston Properties Inc.	2,687,099	377,484
SunTrust Banks Inc.	9,182,397	377,305
Moody's Corp.	3,588,340	372,470
Franklin Resources Inc.	7,145,680	366,716
T. Rowe Price Group Inc.	4,348,070	352,107
HCP Inc.	8,101,986	350,087
Vornado Realty Trust	2,974,041	333,093
Hartford Financial Services Group Inc.	7,600,679	317,860
Weyerhaeuser Co.	9,253,859	306,765
Invesco Ltd.	7,540,815	299,295
General Growth Properties Inc.	9,522,224	281,382
Northern Trust Corp.	3,940,046	274,424
Fifth Third Bancorp	14,459,282	272,557
Host Hotels & Resorts Inc.	13,315,179	268,700
Progressive Corp.	9,769,410	265,728
Principal Financial Group Inc.	5,170,385	265,603
M&T Bank Corp.	2,090,472	265,490
Lincoln National Corp.	4,524,739	259,992
Essex Property Trust Inc.	1,119,856	257,455
Macerich Co.	2,776,747	234,163
Regions Financial Corp.	23,954,608	226,371
Equinix Inc.	964,188	224,511
SL Green Realty Corp.	1,718,839	220,665
Loews Corp.	5,275,964	215,418
KeyCorp	15,173,417	214,856
* Affiliated Managers Group Inc.	973,623	209,115
Realty Income Corp.	3,951,123	203,878
Equifax Inc.	2,104,682	195,735
* CBRE Group Inc. Class A	4,954,418	191,786
Western Union Co.	9,168,527	190,797
* Berkshire Hathaway Inc. Class A	863	187,703
Kimco Realty Corp.	6,841,593	183,697
Federal Realty Investment Trust	1,215,697	178,963
* Markel Corp.	232,663	178,909
Annaly Capital Management Inc.	16,702,039	173,701
Voya Financial Inc.	3,993,530	172,161
FNF Group	4,628,197	170,133
XL Group plc Class A	4,544,179	167,226
TD Ameritrade Holding Corp.	4,309,659	160,578
American Realty Capital Properties Inc.	16,287,995	160,437
* Ally Financial Inc.	7,591,295	159,265
Huntington Bancshares Inc.	14,229,774	157,239
Digital Realty Trust Inc.	2,376,243	156,737
UDR Inc.	4,507,755	153,399
Unum Group	4,414,266	148,893
Navient Corp.	7,214,697	146,675
Cincinnati Financial Corp.	2,733,589	145,646
* E*TRADE Financial Corp.	5,082,990	145,145
CIT Group Inc.	3,169,098	142,990
Comerica Inc.	3,154,790	142,376
First Republic Bank	2,429,722	138,713

	Willis Group Holdings plc	2,832,072	136,449
	Plum Creek Timber Co. Inc.	3,100,996	134,738
	Jones Lang LaSalle Inc.	785,430	133,837
	Arthur J Gallagher & Co.	2,858,514	133,636
	American Capital Agency Corp.	6,232,768	132,945
*	Arch Capital Group Ltd.	2,156,482	132,839
	Duke Realty Corp.	6,039,854	131,488
*	Alleghany Corp.	269,447	131,221
	Extra Space Storage Inc.	1,923,734	129,987
	Raymond James Financial Inc.	2,258,943	128,263
	New York Community Bancorp Inc.	7,401,342	123,824
	Torchmark Corp.	2,252,147	123,688
	Alexandria Real Estate Equities Inc.	1,256,113	123,149
	Iron Mountain Inc.	3,323,487	121,241
	Lazard Ltd. Class A	2,258,182	118,758
	WP Carey Inc.	1,731,868	117,767
	SEI Investments Co.	2,670,633	117,748
	Camden Property Trust	1,506,097	117,671
*	Realogy Holdings Corp.	2,564,629	116,639
	Kilroy Realty Corp.	1,525,480	116,196
	Regency Centers Corp.	1,706,154	116,087
	MSCI Inc. Class A	1,865,913	114,399
*	SVB Financial Group	894,569	113,646
	Reinsurance Group of America Inc. Class A	1,199,798	111,809
	Legg Mason Inc.	1,974,322	108,983
*	Signature Bank	841,012	108,978
	NASDAQ OMX Group Inc.	2,062,469	105,062
	Everest Re Group Ltd.	598,451	104,130
	East West Bancorp Inc.	2,535,611	102,591
^	NorthStar Realty Finance Corp.	5,628,072	101,981
	Mid-America Apartment Communities Inc.	1,311,849	101,367
	Apartment Investment & Management Co.	2,548,866	100,323
	Omega Healthcare Investors Inc.	2,467,656	100,113
	DDR Corp.	5,320,386	99,066
*	Liberty Ventures Class A	2,352,776	98,840
	HCC Insurance Holdings Inc.	1,702,247	96,466
	Zions Bancorporation	3,551,157	95,881
	National Retail Properties Inc.	2,331,480	95,521
	PartnerRe Ltd.	834,795	95,442
	Starwood Property Trust Inc.	3,847,090	93,484
	Liberty Property Trust	2,599,395	92,798
*	Howard Hughes Corp.	591,701	91,726
	Senior Housing Properties Trust	4,109,936	91,199
	WR Berkley Corp.	1,774,109	89,610
	Axis Capital Holdings Ltd.	1,714,078	88,412
	Hudson City Bancorp Inc.	8,333,225	87,332
	Hospitality Properties Trust	2,625,381	86,611
*,^ Zillow Group Inc. Class A		860,145	86,273
	Lamar Advertising Co. Class A	1,434,381	85,016
	CBOE Holdings Inc.	1,478,719	84,886
	American Campus Communities Inc.	1,947,693	83,498
	Corrections Corp. of America	2,049,206	82,501
	Eaton Vance Corp.	1,970,298	82,043
	BioMed Realty Trust Inc.	3,598,458	81,541
	People's United Financial Inc.	5,347,341	81,280
	Taubman Centers Inc.	1,050,117	80,996
	PacWest Bancorp	1,704,851	79,940

Spirit Realty Capital Inc.	6,555,831	79,194
LaSalle Hotel Properties	1,996,975	77,602
* Forest City Enterprises Inc. Class A	3,038,375	77,539
Equity LifeStyle Properties Inc.	1,399,561	76,906
RenaissanceRe Holdings Ltd.	770,308	76,823
Brixmor Property Group Inc.	2,889,106	76,706
Assurant Inc.	1,233,296	75,737
American Financial Group Inc.	1,169,640	75,032
* Liberty Broadband Corp.	1,320,807	74,758
NorthStar Asset Management Group Inc.	3,201,789	74,730
Highwoods Properties Inc.	1,618,417	74,091
City National Corp.	826,727	73,645
Assured Guaranty Ltd.	2,747,909	72,517
RLJ Lodging Trust	2,301,324	72,054
Outfront Media Inc.	2,392,222	71,575
Douglas Emmett Inc.	2,377,103	70,861
Investors Bancorp Inc.	5,991,462	70,220
Brown & Brown Inc.	2,116,351	70,072
Weingarten Realty Investors	1,941,074	69,840
Two Harbors Investment Corp.	6,549,894	69,560
Home Properties Inc.	994,751	68,926
Waddell & Reed Financial Inc. Class A	1,387,113	68,718
Cullen/Frost Bankers Inc.	993,572	68,636
* Synchrony Financial	2,252,260	68,356
Retail Properties of America Inc.	4,152,608	66,566
Umpqua Holdings Corp.	3,874,623	66,566
Allied World Assurance Co. Holdings AG	1,614,737	65,235
CubeSmart	2,690,056	64,965
LPL Financial Holdings Inc.	1,470,013	64,475
* Genworth Financial Inc. Class A	8,752,939	63,984
Synovus Financial Corp.	2,265,248	63,450
First American Financial Corp.	1,775,966	63,366
Healthcare Trust of America Inc. Class A	2,266,727	63,151
* Popular Inc.	1,821,026	62,625
Commerce Bancshares Inc.	1,478,019	62,550
CNO Financial Group Inc.	3,617,018	62,285
Old Republic International Corp.	4,141,692	61,877
Prosperity Bancshares Inc.	1,168,702	61,333
* Stifel Financial Corp.	1,098,320	61,231
Sunstone Hotel Investors Inc.	3,660,301	61,017
Validus Holdings Ltd.	1,443,450	60,769
Sovran Self Storage Inc.	646,716	60,753
* Equity Commonwealth	2,281,166	60,565
Tanger Factory Outlet Centers Inc.	1,720,748	60,519
EPR Properties	1,000,891	60,084
Rayonier Inc.	2,227,516	60,054
Columbia Property Trust Inc.	2,182,153	58,962
Pebblebrook Hotel Trust	1,265,496	58,934
Webster Financial Corp.	1,582,396	58,628
First Horizon National Corp.	4,094,782	58,514
Gaming and Leisure Properties Inc.	1,578,203	58,188
American Homes 4 Rent Class A	3,510,304	58,096
* MGIC Investment Corp.	5,980,862	57,596
GEO Group Inc.	1,304,945	57,078
Radian Group Inc.	3,389,806	56,915
* Strategic Hotels & Resorts Inc.	4,561,850	56,704
Chimera Investment Corp.	18,051,073	56,680

Hanover Insurance Group Inc.	777,483	56,430
FirstMerit Corp.	2,947,896	56,187
Federated Investors Inc. Class B	1,656,033	56,123
CBL & Associates Properties Inc.	2,819,372	55,824
BankUnited Inc.	1,696,637	55,548
First Niagara Financial Group Inc.	6,222,868	55,010
Sun Communities Inc.	814,311	54,331
Post Properties Inc.	945,431	53,823
WP GLIMCHER Inc.	3,218,274	53,520
DCT Industrial Trust Inc.	1,516,175	52,551
Aspen Insurance Holdings Ltd.	1,106,137	52,243
Medical Properties Trust Inc.	3,515,519	51,819
MarketAxess Holdings Inc.	623,058	51,652
Paramount Group Inc.	2,661,728	51,371
StanCorp Financial Group Inc.	748,758	51,365
White Mountains Insurance Group Ltd.	74,301	50,861
MFA Financial Inc.	6,440,371	50,621
Associated Banc-Corp	2,715,306	50,505
Bank of the Ozarks Inc.	1,362,995	50,335
Piedmont Office Realty Trust Inc. Class A	2,687,703	50,018
Brandywine Realty Trust	3,115,345	49,783
Colony Financial Inc.	1,913,075	49,587
Bank of Hawaii Corp.	789,759	48,341
DiamondRock Hospitality Co.	3,399,092	48,029
* PRA Group Inc.	876,133	47,592
Primerica Inc.	933,059	47,493
Healthcare Realty Trust Inc.	1,703,054	47,311
Corporate Office Properties Trust	1,593,422	46,815
ProAssurance Corp.	1,009,224	46,333
Endurance Specialty Holdings Ltd.	756,294	46,240
PrivateBancorp Inc.	1,310,301	46,083
Ryman Hospitality Properties Inc.	752,750	45,850
Janus Capital Group Inc.	2,616,511	44,978
Susquehanna Bancshares Inc.	3,204,098	43,928
Hancock Holding Co.	1,431,146	42,734
Santander Consumer USA Holdings Inc.	1,844,185	42,674
United Bankshares Inc.	1,119,213	42,060
TCF Financial Corp.	2,674,509	42,043
FNB Corp.	3,162,151	41,551
Hudson Pacific Properties Inc.	1,247,206	41,395
Kite Realty Group Trust	1,464,952	41,268
Fulton Financial Corp.	3,331,389	41,109
Wintrust Financial Corp.	861,893	41,095
Acadia Realty Trust	1,176,569	41,039
MB Financial Inc.	1,285,841	40,260
WisdomTree Investments Inc.	1,873,876	40,213
First Industrial Realty Trust Inc.	1,843,092	39,497
Xenia Hotels & Resorts Inc.	1,730,523	39,369
* Western Alliance Bancorp	1,326,684	39,323
National Health Investors Inc.	549,672	39,032
UMB Financial Corp.	735,415	38,896
* Texas Capital Bancshares Inc.	798,944	38,869
Symetra Financial Corp.	1,649,842	38,705
Washington Federal Inc.	1,751,157	38,184
Cousins Properties Inc.	3,601,391	38,175
Financial Engines Inc.	912,037	38,151
Valley National Bancorp	3,995,884	37,721

DuPont Fabros Technology Inc.	1,150,872	37,611
* Liberty TripAdvisor Holdings Inc. Class A	1,179,861	37,508
Cathay General Bancorp	1,317,956	37,496
New Residential Investment Corp.	2,463,858	37,032
American Equity Investment Life Holding Co.	1,260,476	36,718
Erie Indemnity Co. Class A	420,769	36,716
RLI Corp.	696,267	36,491
AmTrust Financial Services Inc.	637,921	36,352
BancorpSouth Inc.	1,548,726	35,961
Kennedy-Wilson Holdings Inc.	1,352,821	35,363
IBERIABANK Corp.	560,678	35,340
Alexander & Baldwin Inc.	815,355	35,207
Chesapeake Lodging Trust	1,039,786	35,176
Urban Edge Properties	1,482,275	35,130
Home BancShares Inc.	1,012,699	34,320
Sabra Health Care REIT Inc.	1,034,027	34,278
First Citizens BancShares Inc. Class A	131,466	34,140
Invesco Mortgage Capital Inc.	2,166,575	33,647
Equity One Inc.	1,247,647	33,300
* Blackhawk Network Holdings Inc. Class B	935,860	33,270
Interactive Brokers Group Inc.	974,098	33,139
Chambers Street Properties	4,184,470	32,974
Washington REIT	1,188,940	32,850
Glacier Bancorp Inc.	1,286,053	32,344
^ Lexington Realty Trust	3,244,610	31,895
EastGroup Properties Inc.	528,692	31,796
EverBank Financial Corp.	1,744,431	31,452
* Springleaf Holdings Inc.	604,924	31,317
NRG Yield Inc. Class A	603,044	30,592
First Financial Bankshares Inc.	1,101,831	30,455
Hatteras Financial Corp.	1,675,852	30,433
New York REIT Inc.	2,865,297	30,028
Old National Bancorp	2,086,336	29,605
Retail Opportunity Investments Corp.	1,615,734	29,568
* SLM Corp.	3,179,288	29,504
Select Income REIT	1,174,923	29,361
Capitol Federal Financial Inc.	2,339,766	29,247
Artisan Partners Asset Management Inc. Class A	643,252	29,242
Education Realty Trust Inc.	825,517	29,207
Trustmark Corp.	1,196,182	29,043
Columbia Banking System Inc.	989,294	28,660
* Credit Acceptance Corp.	146,629	28,593
Kemper Corp.	729,798	28,433
Potlatch Corp.	708,416	28,365
LTC Properties Inc.	614,834	28,282
South State Corp.	413,347	28,269
PS Business Parks Inc.	337,566	28,031
Mercury General Corp.	484,747	27,994
STAG Industrial Inc.	1,189,027	27,966
Pinnacle Financial Partners Inc.	626,555	27,857
BGC Partners Inc. Class A	2,942,361	27,805
Selective Insurance Group Inc.	950,177	27,603
CVB Financial Corp.	1,716,928	27,368
Blackstone Mortgage Trust Inc. Class A	963,909	27,346
American Assets Trust Inc.	629,525	27,246
Government Properties Income Trust	1,189,674	27,184
Mack-Cali Realty Corp.	1,402,693	27,044

PennyMac Mortgage Investment Trust	1,254,076	26,699
* Hilltop Holdings Inc.	1,371,850	26,669
International Bancshares Corp.	1,022,111	26,606
National Penn Bancshares Inc.	2,465,337	26,552
Pennsylvania REIT	1,139,386	26,468
Evercore Partners Inc. Class A	511,560	26,427
Redwood Trust Inc.	1,463,098	26,146
* LendingClub Corp.	1,323,924	26,015
* Liberty Broadband Corp. Class A	459,735	25,966
* TESARO Inc.	449,309	25,790
Community Bank System Inc.	725,986	25,693
CYS Investments Inc.	2,843,969	25,340
Argo Group International Holdings Ltd.	504,075	25,279
Parkway Properties Inc.	1,452,144	25,195
Montpelier Re Holdings Ltd.	649,073	24,950
Ramco-Gershenson Properties Trust	1,314,789	24,455
Horace Mann Educators Corp.	708,038	24,215
* Enstar Group Ltd.	170,594	24,200
Gramercy Property Trust Inc.	859,863	24,136
Associated Estates Realty Corp.	958,366	23,652
* MBIA Inc.	2,537,026	23,594
First Midwest Bancorp Inc.	1,355,500	23,545
FelCor Lodging Trust Inc.	2,039,294	23,432
* St. Joe Co.	1,252,857	23,253
BOK Financial Corp.	372,145	22,783
Physicians Realty Trust	1,254,680	22,095
* FNFV Group	1,541,388	21,734
* First Cash Financial Services Inc.	464,529	21,610
* HRG Group Inc.	1,730,002	21,590
TFS Financial Corp.	1,459,860	21,431
HFF Inc. Class A	570,190	21,405
* Essent Group Ltd.	893,891	21,373
Hersha Hospitality Trust Class A	3,251,668	21,038
Monogram Residential Trust Inc.	2,244,343	20,917
* BofI Holding Inc.	223,842	20,826
Franklin Street Properties Corp.	1,617,961	20,742
Home Loan Servicing Solutions Ltd.	1,239,503	20,501
Westamerica Bancorporation	473,971	20,480
Sterling Bancorp	1,502,696	20,151
* iStar Financial Inc.	1,542,121	20,048
Summit Hotel Properties Inc.	1,423,710	20,032
Altisource Residential Corp.	960,061	20,027
WesBanco Inc.	612,815	19,966
Virtus Investment Partners Inc.	151,933	19,868
Independent Bank Corp.	452,276	19,841
Capstead Mortgage Corp.	1,678,613	19,757
ARMOUR Residential REIT Inc.	6,229,901	19,749
BBCN Bancorp Inc.	1,346,771	19,488
LegacyTexas Financial Group Inc.	856,867	19,477
Chatham Lodging Trust	653,030	19,206
New Senior Investment Group Inc.	1,152,517	19,166
NBT Bancorp Inc.	756,573	18,960
CyrusOne Inc.	608,529	18,937
Empire State Realty Trust Inc.	1,001,921	18,846
* Eagle Bancorp Inc.	489,005	18,778
Astoria Financial Corp.	1,437,252	18,612
Greenhill & Co. Inc.	466,590	18,500

	Park National Corp.	214,313	18,337
	Provident Financial Services Inc.	976,038	18,203
	Chemical Financial Corp.	579,769	18,182
	Northwest Bancshares Inc.	1,525,490	18,077
	Nelnet Inc. Class A	379,371	17,952
*	FCB Financial Holdings Inc. Class A	653,783	17,894
	First Financial Bancorp	1,004,564	17,891
	Renasant Corp.	593,353	17,830
*	Encore Capital Group Inc.	423,888	17,630
*	Investment Technology Group Inc.	581,600	17,628
	CoreSite Realty Corp.	359,134	17,483
	Aviv REIT Inc.	476,732	17,401
	United Community Banks Inc.	920,198	17,373
*	Greenlight Capital Re Ltd. Class A	537,893	17,105
	Apollo Commercial Real Estate Finance Inc.	993,698	17,072
	Terreno Realty Corp.	740,388	16,881
	Starwood Waypoint Residential Trust	647,963	16,750
	Boston Private Financial Holdings Inc.	1,378,157	16,745
	Union Bankshares Corp.	749,957	16,657
*,^ Nationstar Mortgage Holdings Inc.		672,307	16,653
	Alexander's Inc.	36,291	16,570
	Inland Real Estate Corp.	1,543,585	16,501
	Banner Corp.	354,701	16,281
*	Navigators Group Inc.	205,638	16,007
	American Capital Mortgage Investment Corp.	887,549	15,940
	First Merchants Corp.	676,556	15,926
	Tompkins Financial Corp.	293,689	15,815
	Infinity Property & Casualty Corp.	191,497	15,712
	Ashford Hospitality Trust Inc.	1,624,392	15,627
*	KCG Holdings Inc. Class A	1,269,641	15,566
	Investors Real Estate Trust	2,030,831	15,231
	AMERISAFE Inc.	325,810	15,069
	First Commonwealth Financial Corp.	1,651,461	14,863
*,^ Ocwen Financial Corp.		1,770,413	14,606
	Stewart Information Services Corp.	358,882	14,585
	Rexford Industrial Realty Inc.	919,195	14,532
	Safety Insurance Group Inc.	242,923	14,515
*	Ambac Financial Group Inc.	598,096	14,474
	STORE Capital Corp.	619,521	14,466
	S&T Bancorp Inc.	507,249	14,396
*	Piper Jaffray Cos.	273,383	14,342
	QTS Realty Trust Inc. Class A	390,349	14,213
	Heartland Financial USA Inc.	429,010	13,999
	Employers Holdings Inc.	518,653	13,998
^	New York Mortgage Trust Inc.	1,801,290	13,978
	Talmer Bancorp Inc. Class A	897,561	13,746
	Excel Trust Inc.	964,116	13,517
	Maiden Holdings Ltd.	897,536	13,310
	Universal Insurance Holdings Inc.	519,960	13,306
	City Holding Co.	282,219	13,273
	National Bank Holdings Corp. Class A	704,403	13,250
	Cohen & Steers Inc.	320,693	13,132
	Universal Health Realty Income Trust	232,642	13,086
*	Capital Bank Financial Corp.	467,779	12,915
	Lakeland Financial Corp.	317,715	12,893
	Northfield Bancorp Inc.	865,447	12,826
	OFG Bancorp	783,644	12,789

	Wilshire Bancorp Inc.	1,276,478	12,726
*	Green Dot Corp. Class A	795,882	12,670
	National General Holdings Corp.	674,609	12,615
	InfraREIT Inc.	431,329	12,332
	Brookline Bancorp Inc.	1,210,183	12,162
	Central Pacific Financial Corp.	528,759	12,146
	Simmons First National Corp. Class A	266,961	12,139
	Saul Centers Inc.	211,351	12,089
	State Bank Financial Corp.	575,016	12,075
*	First BanCorp	1,936,825	12,008
*	Meridian Bancorp Inc.	910,989	11,998
	Ameris Bancorp	454,505	11,994
	ServisFirst Bancshares Inc.	362,845	11,970
	First Potomac Realty Trust	1,002,331	11,918
	Cash America International Inc.	505,571	11,780
	Hanmi Financial Corp.	553,472	11,706
*	HealthEquity Inc.	464,092	11,598
	Berkshire Hills Bancorp Inc.	418,363	11,589
	Rouse Properties Inc.	610,483	11,575
	FBL Financial Group Inc. Class A	185,357	11,494
	RAIT Financial Trust	1,672,014	11,470
	TowneBank	706,546	11,361
	Cardinal Financial Corp.	566,398	11,317
	Anworth Mortgage Asset Corp.	2,213,554	11,267
	Southside Bancshares Inc.	387,864	11,128
^	Western Asset Mortgage Capital Corp.	733,635	11,063
	TrustCo Bank Corp. NY	1,595,688	10,978
	Sandy Spring Bancorp Inc.	416,518	10,925
	United Financial Bancorp Inc.	858,145	10,667
*	Customers Bancorp Inc.	437,200	10,650
	WSFS Financial Corp.	136,310	10,309
	1st Source Corp.	316,970	10,184
	United Fire Group Inc.	319,846	10,162
*,^ Walter Investment Management Corp.		629,195	10,162
	Oritani Financial Corp.	692,426	10,075
*	American Residential Properties Inc.	556,618	10,014
	Arlington Asset Investment Corp. Class A	413,395	9,946
	Resource Capital Corp.	2,188,657	9,937
	Silver Bay Realty Trust Corp.	612,236	9,894
	Cedar Realty Trust Inc.	1,314,169	9,843
	First Interstate BancSystem Inc. Class A	352,350	9,802
	Monmouth Real Estate Investment Corp.	878,414	9,759
	First Financial Corp.	270,398	9,705
	Flushing Financial Corp.	480,409	9,642
*	Ladder Capital Corp.	518,364	9,595
	Moelis & Co. Class A	318,504	9,593
	BNC Bancorp	526,098	9,522
^	United Development Funding IV	541,694	9,490
	Winthrop Realty Trust	574,016	9,368
*	Square 1 Financial Inc. Class A	348,606	9,332
	Community Trust Bancorp Inc.	280,085	9,288
*	Heritage Insurance Holdings Inc.	421,872	9,285
	National Western Life Insurance Co. Class A	36,319	9,236
	Urstadt Biddle Properties Inc. Class A	399,548	9,214
	CenterState Banks Inc.	771,611	9,190
	ConnectOne Bancorp Inc.	466,910	9,086
	AG Mortgage Investment Trust Inc.	482,053	9,082

* Enova International Inc.	460,330	9,064
Agree Realty Corp.	273,193	9,007
* Forestar Group Inc.	570,747	9,001
Hannon Armstrong Sustainable Infrastructure Capital Inc.	480,011	8,775
* Tejon Ranch Co.	330,059	8,730
Apollo Residential Mortgage Inc.	547,167	8,727
Campus Crest Communities Inc.	1,210,310	8,666
* World Acceptance Corp.	117,751	8,586
* Marcus & Millichap Inc.	227,263	8,518
TriCo Bancshares	352,845	8,514
Washington Trust Bancorp Inc.	222,753	8,507
* Cowen Group Inc. Class A	1,618,532	8,416
Dime Community Bancshares Inc.	519,929	8,371
Getty Realty Corp.	455,951	8,298
CareTrust REIT Inc.	609,700	8,268
CatchMark Timber Trust Inc. Class A	698,864	8,191
* First NBC Bank Holding Co.	247,857	8,174
* Xoom Corp.	548,602	8,059
* Walker & Dunlop Inc.	453,436	8,039
Heritage Financial Corp.	466,545	7,931
* Ezcorp Inc. Class A	857,306	7,827
* Yadkin Financial Corp.	383,446	7,784
* Beneficial Bancorp Inc.	686,734	7,753
Westwood Holdings Group Inc.	127,176	7,669
First Busey Corp.	1,141,714	7,638
* NMI Holdings Inc. Class A	1,010,506	7,569
BancFirst Corp.	123,931	7,557
* CU Bancorp	328,507	7,474
Dynex Capital Inc.	876,232	7,422
CoBiz Financial Inc.	588,746	7,253
* INTL. FCStone Inc.	243,271	7,232
^ RCS Capital Corp. Class A	672,567	7,156
Stock Yards Bancorp Inc.	206,377	7,106
Meadowbrook Insurance Group Inc.	832,691	7,078
Bank Mutual Corp.	965,348	7,066
CorEnergy Infrastructure Trust Inc.	1,018,810	7,060
HCI Group Inc.	153,852	7,057
Great Western Bancorp Inc.	320,300	7,050
Diamond Hill Investment Group Inc.	44,013	7,042
* HomeStreet Inc.	380,015	6,962
RE/MAX Holdings Inc.	205,595	6,828
* LendingTree Inc.	120,646	6,757
Federated National Holding Co.	220,395	6,744
United Insurance Holdings Corp.	299,651	6,742
Armada Hoffler Properties Inc.	625,383	6,667
Peapack Gladstone Financial Corp.	306,681	6,624
* Ladenburg Thalmann Financial Services Inc.	1,712,630	6,611
Independent Bank Group Inc.	169,658	6,601
* PICO Holdings Inc.	406,330	6,587
Ashford Hospitality Prime Inc.	387,472	6,498
One Liberty Properties Inc.	265,789	6,491
State National Cos. Inc.	650,765	6,475
* Safeguard Scientifics Inc.	353,585	6,393
Peoples Bancorp Inc.	269,132	6,362
Whitestone REIT	394,879	6,271
First Connecticut Bancorp Inc.	402,998	6,194
Great Southern Bancorp Inc.	157,222	6,193

	Preferred Apartment Communities Inc. Class A	571,338	6,182
	Hudson Valley Holding Corp.	238,751	6,102
	GAMCO Investors Inc.	77,314	6,070
	Stonegate Bank	200,981	6,068
	West Bancorporation Inc.	295,741	5,882
	Southwest Bancorp Inc.	329,938	5,870
	OneBeacon Insurance Group Ltd. Class A	384,886	5,854
	Waterstone Financial Inc.	455,572	5,850
	Bryn Mawr Bank Corp.	191,792	5,832
	Banc of California Inc.	469,317	5,777
	Lakeland Bancorp Inc.	496,875	5,714
	Newcastle Investment Corp.	1,158,491	5,619
*	Bancorp Inc.	617,721	5,578
	United Community Financial Corp.	1,013,343	5,533
*	Seacoast Banking Corp. of Florida	384,591	5,488
	James River Group Holdings Ltd.	233,059	5,484
*	C1 Financial Inc.	291,238	5,461
	Peoples Financial Services Corp.	121,669	5,459
*,^ On Deck Capital Inc.		255,216	5,434
*	PennyMac Financial Services Inc. Class A	319,648	5,424
	Gladstone Commercial Corp.	287,375	5,348
	Enterprise Financial Services Corp.	257,381	5,318
	State Auto Financial Corp.	218,275	5,302
	MainSource Financial Group Inc.	268,476	5,273
	Consolidated-Tomoka Land Co.	87,122	5,198
*	HomeTrust Bancshares Inc.	324,281	5,179
*	Flagstar Bancorp Inc.	354,820	5,148
	Resource America Inc. Class A	563,455	5,127
	Independence Realty Trust Inc.	539,206	5,117
	Arrow Financial Corp.	187,247	5,084
	Financial Institutions Inc.	221,597	5,081
	Metro Bancorp Inc.	183,447	5,058
	Independent Bank Corp.	392,292	5,033
	German American Bancorp Inc.	170,859	5,028
	EMC Insurance Group Inc.	147,598	4,989
	Preferred Bank	181,363	4,982
	First Bancorp	279,699	4,912
*	Blue Hills Bancorp Inc.	369,216	4,881
	Ares Commercial Real Estate Corp.	437,891	4,839
	Meta Financial Group Inc.	120,767	4,798
	Fidelity & Guaranty Life	226,195	4,795
	Bank of Kentucky Financial Corp.	96,087	4,713
*	Phoenix Cos. Inc.	93,701	4,684
	Trade Street Residential Inc.	649,633	4,651
*	MoneyGram International Inc.	537,471	4,644
^	Orchid Island Capital Inc.	349,356	4,625
*	Easterly Government Properties Inc.	280,435	4,501
	Cherry Hill Mortgage Investment Corp.	255,132	4,498
*	NewStar Financial Inc.	380,250	4,460
	Fidelity Southern Corp.	263,380	4,446
	Calamos Asset Management Inc. Class A	330,422	4,444
	Univest Corp. of Pennsylvania	224,075	4,434
	Mercantile Bank Corp.	223,978	4,379
	First Defiance Financial Corp.	131,541	4,317
	First of Long Island Corp.	168,678	4,301
	First Community Bancshares Inc.	245,292	4,300
	Camden National Corp.	107,679	4,290

	Charter Financial Corp.	371,930	4,277
	Park Sterling Corp.	600,468	4,263
*	Tiptree Financial Inc. Class A	622,227	4,125
	Arbor Realty Trust Inc.	582,655	4,067
	Bridge Bancorp Inc.	157,073	4,057
	Bank of Marin Bancorp	79,664	4,055
	American National Insurance Co.	40,935	4,028
*	Pacific Premier Bancorp Inc.	248,353	4,021
	Ellington Residential Mortgage REIT	237,790	3,895
	NewBridge Bancorp	428,990	3,827
	Suffolk Bancorp	160,926	3,824
*	TriState Capital Holdings Inc.	365,066	3,822
	Guaranty Bancorp	223,224	3,786
*	First Northwest Bancorp	301,846	3,767
	Heritage Oaks Bancorp	451,347	3,751
	ZAIS Financial Corp.	207,467	3,701
	Baldwin & Lyons Inc.	156,996	3,683
	Federal Agricultural Mortgage Corp.	129,190	3,642
	Silvercrest Asset Management Group Inc. Class A	255,262	3,637
*,^ Citizens Inc. Class A		585,716	3,608
*	Altisource Asset Management Corp.	19,467	3,604
*,^ Nicholas Financial Inc.		255,164	3,575
*	Bridge Capital Holdings	136,907	3,575
	Heritage Financial Group Inc.	129,498	3,526
	Republic Bancorp Inc. Class A	141,050	3,488
	OceanFirst Financial Corp.	201,519	3,480
	Investar Holding Corp.	202,721	3,467
	Oppenheimer Holdings Inc. Class A	147,342	3,457
	National Interstate Corp.	122,886	3,451
	Owens Realty Mortgage Inc.	229,781	3,442
	City Office REIT Inc.	267,545	3,406
	Opus Bank	108,917	3,363
*	Global Indemnity plc	121,107	3,361
	Clifton Bancorp Inc.	235,260	3,320
*	FRP Holdings Inc.	90,221	3,284
	BankFinancial Corp.	249,742	3,282
	Citizens & Northern Corp.	161,906	3,267
	Gain Capital Holdings Inc.	331,528	3,239
	ESSA Bancorp Inc.	252,258	3,234
	CNB Financial Corp.	189,417	3,224
	Manning & Napier Inc.	244,739	3,184
	Heritage Commerce Corp.	343,871	3,140
	Pacific Continental Corp.	237,114	3,135
	Marlin Business Services Corp.	155,534	3,115
*,^ Altisource Portfolio Solutions SA		240,545	3,096
	Territorial Bancorp Inc.	128,669	3,057
*	Sun Bancorp Inc.	160,401	3,033
	Donegal Group Inc. Class A	191,748	3,014
	Reis Inc.	116,004	2,974
*	Regional Management Corp.	200,718	2,963
^	JAVELIN Mortgage Investment Corp.	390,717	2,954
*	Kearny Financial Corp.	216,985	2,947
*,^ Stonegate Mortgage Corp.		267,994	2,900
*	JG Wentworth Co. Class A	276,286	2,871
	Bluerock Residential Growth REIT Inc. Class A	214,437	2,858
*	FBR & Co.	122,998	2,842
*	eHealth Inc.	301,356	2,827

	Penns Woods Bancorp Inc.	57,450	2,810
	Westfield Financial Inc.	363,279	2,808
	Ames National Corp.	112,988	2,808
	Kansas City Life Insurance Co.	59,723	2,743
	National Bankshares Inc.	91,093	2,718
	Sierra Bancorp	162,405	2,712
*	Jason Industries Inc.	381,213	2,699
	MidWestOne Financial Group Inc.	91,437	2,636
*	Cascade Bancorp	545,291	2,617
*	Connecture Inc.	249,219	2,579
*	Imperial Holdings Inc.	367,464	2,561
	Macatawa Bank Corp.	476,968	2,552
	Horizon Bancorp	108,982	2,549
*	Farmers Capital Bank Corp.	109,052	2,535
	Capital City Bank Group Inc.	153,843	2,500
	First Financial Northwest Inc.	199,551	2,464
*	Atlas Financial Holdings Inc.	137,757	2,434
	UMH Properties Inc.	239,570	2,412
*	BSB Bancorp Inc.	120,857	2,391
*	AV Homes Inc.	149,431	2,385
*	Consumer Portfolio Services Inc.	340,560	2,381
	Provident Financial Holdings Inc.	148,682	2,377
*	Old Second Bancorp Inc.	412,781	2,361
*	Southern First Bancshares Inc.	137,887	2,344
	Bar Harbor Bankshares	71,964	2,342
	American National Bankshares Inc.	103,500	2,337
	First Bancorp Inc.	131,912	2,302
	Fifth Street Asset Management Inc.	199,952	2,253
	Fox Chase Bancorp Inc.	133,131	2,241
*	Entegra Financial Corp.	143,422	2,224
*	Ashford Inc.	18,705	2,221
*	BRT Realty Trust	310,752	2,219
	Pzena Investment Management Inc. Class A	238,484	2,187
	First Business Financial Services Inc.	50,333	2,176
*	CommunityOne Bancorp	219,784	2,163
*	First Security Group Inc.	881,994	2,117
*	Triumph Bancorp Inc.	152,772	2,087
	Five Oaks Investment Corp.	195,239	2,079
*	Performant Financial Corp.	607,474	2,065
	Northrim BanCorp Inc.	83,917	2,059
	LCNB Corp.	133,563	2,044
*,^ Hemisphere Media Group Inc.		161,214	2,039
	Merchants Bancshares Inc.	68,100	1,986
	Sotherly Hotels Inc.	259,834	1,977
*	County Bancorp Inc.	100,022	1,968
*	Republic First Bancorp Inc.	534,080	1,939
*	Hallmark Financial Services Inc.	181,402	1,923
*	Orrstown Financial Services Inc.	112,299	1,920
*	Pacific Mercantile Bancorp	264,123	1,912
	C&F Financial Corp.	54,312	1,898
*	BBX Capital Corp.	100,347	1,866
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,863
	Home Bancorp Inc.	86,917	1,849
*	Hampton Roads Bankshares Inc.	974,850	1,842
	MutualFirst Financial Inc.	79,243	1,827
	Enterprise Bancorp Inc.	85,660	1,820
	SI Financial Group Inc.	147,248	1,788

	Medley Management Inc. Class A	159,760	1,756
	Farmland Partners Inc.	148,935	1,749
	Century Bancorp Inc. Class A	44,025	1,748
	Farmers National Banc Corp.	211,639	1,733
	Central Valley Community Bancorp	158,873	1,703
	Alliance Bancorp Inc. of Pennsylvania	78,443	1,694
	Cape Bancorp Inc.	176,768	1,690
	Old Line Bancshares Inc.	105,897	1,673
	Access National Corp.	85,934	1,610
	Pulaski Financial Corp.	128,630	1,591
	Hingham Institution for Savings	15,958	1,580
	FXCM Inc. Class A	732,674	1,561
	Middleburg Financial Corp.	83,787	1,543
	MidSouth Bancorp Inc.	103,391	1,525
*	Green Bancorp Inc.	133,333	1,491
	Investors Title Co.	19,945	1,476
	Gladstone Land Corp.	121,422	1,463
*	Hamilton Bancorp Inc.	105,571	1,444
	Monarch Financial Holdings Inc.	114,474	1,432
	Independence Holding Co.	103,421	1,406
*	Malvern Bancorp Inc.	103,041	1,391
*	Riverview Bancorp Inc.	297,785	1,355
*	First Foundation Inc.	68,430	1,352
	Chemung Financial Corp.	47,586	1,347
*	Asta Funding Inc.	158,546	1,322
	Premier Financial Bancorp Inc.	85,497	1,302
	Cheviot Financial Corp.	78,989	1,228
	Chicopee Bancorp Inc.	72,612	1,226
	HopFed Bancorp Inc.	95,055	1,223
*	Westbury Bancorp Inc.	69,724	1,215
*	ASB Bancorp Inc.	58,307	1,195
	Urstadt Biddle Properties Inc.	63,312	1,191
*	UCP Inc.	136,344	1,186
*	Impac Mortgage Holdings Inc.	93,677	1,166
	Palmetto Bancshares Inc.	60,800	1,155
	Ameriana Bancorp	68,169	1,111
	First Internet Bancorp	58,551	1,087
*	Maui Land & Pineapple Co. Inc.	183,834	1,086
	QCR Holdings Inc.	59,550	1,068
	LNB Bancorp Inc.	58,711	1,047
*	MBT Financial Corp.	181,717	1,019
*,^ ForceField Energy Inc.		135,432	1,016
*	American River Bankshares	102,892	974
	Federal Agricultural Mortgage Corp. Class A	38,986	959
*,^ Health Insurance Innovations Inc. Class A		119,568	934
	Northeast Bancorp	99,071	914
*	First Acceptance Corp.	371,196	898
	Bear State Financial Inc.	85,986	850
*	Naugatuck Valley Financial Corp.	91,875	843
*,^ Ohr Pharmaceutical Inc.		325,450	827
	FS Bancorp Inc.	42,202	806
	Timberland Bancorp Inc.	73,350	796
	Hampden Bancorp Inc.	35,265	780
	AmeriServ Financial Inc.	260,540	776
*	Coastway Bancorp Inc.	69,446	770
*	First Marblehead Corp.	120,617	751
	US Global Investors Inc. Class A	231,835	741

	Eastern Virginia Bankshares Inc.	117,274	734
*	Atlantic Coast Financial Corp.	171,014	710
*	Bankwell Financial Group Inc.	36,723	701
	Baylake Corp.	52,942	669
*	1347 Property Insurance Holdings Inc.	84,185	639
	Guaranty Federal Bancshares Inc.	43,358	637
*	First United Corp.	66,348	604
*	Security National Financial Corp. Class A	113,311	604
	First Bancshares Inc.	36,681	587
*,^ 22nd Century Group Inc.		669,515	576
*	Polonia Bancorp Inc.	41,525	534
*	First Bank	82,347	497
*,^ Intersections Inc.		137,800	470
	Bank of South Carolina Corp.	28,084	421
	California First National Bancorp	28,965	399
	River Valley Bancorp	18,324	396
	Kingstone Cos. Inc.	51,893	391
	Community West Bancshares	59,145	390
	CIFC Corp.	47,737	365
	United Bancorp Inc.	46,010	363
	SB Financial Group Inc.	33,052	349
	Hennessy Advisors Inc.	16,956	343
	Salisbury Bancorp Inc.	10,806	320
*	Royal Bancshares of Pennsylvania Inc.	180,190	311
	United Community Bancorp	22,954	305
	CB Financial Services Inc.	15,463	304
*	CMS Bancorp Inc.	22,990	302
*	HMN Financial Inc.	22,531	274
	Eagle Bancorp Montana Inc.	24,838	273
*	WaferGen Bio-systems Inc.	54,360	246
*	Atlanticus Holdings Corp.	105,954	242
	IF Bancorp Inc.	13,547	227
	Landmark Bancorp Inc.	8,750	224
	First Savings Financial Group Inc.	7,388	216
	LaPorte Bancorp Inc.	15,458	207
	First Citizens Banc Corp.	18,539	205
^	Wheeler REIT Inc.	87,300	200
	Institutional Financial Markets Inc.	124,173	192
	QC Holdings Inc.	83,632	187
*	Transcontinental Realty Investors Inc.	16,524	184
	Summit State Bank	13,701	182
	Madison County Financial Inc.	7,541	172
	Citizens Community Bancorp Inc.	17,240	160
	Parke Bancorp Inc.	12,512	158
	WVS Financial Corp.	11,313	133
*	Carolina Bank Holdings Inc.	13,013	130
	Patriot National Bancorp Inc.	8,709	127
*	InterGroup Corp.	5,945	122
*	American Realty Investors Inc.	21,174	114
*	First Capital Bancorp Inc.	21,437	95
	Northeast Community Bancorp Inc.	12,016	84
*	Income Opportunity Realty Investors Inc.	12,450	82
*	Vestin Realty Mortgage II Inc.	23,180	82
*	Jacksonville Bancorp Inc.	7,410	81
*	Southcoast Financial Corp.	10,597	76
	Athens Bancshares Corp.	2,613	64
*	Power REIT	7,236	63

Atlantic American Corp.	11,680	47
* Citizens First Corp.	3,499	43
Manhattan Bridge Capital Inc.	9,863	39
* Sunshine Bancorp Inc.	2,800	35
Pathfinder Bancorp Inc.	3,000	30
* Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	27
First Federal of Northern Michigan Bancorp Inc.	4,200	25
* Cordia Bancorp Inc.	5,680	23
* Internet Patents Corp.	8,626	23
United Bancshares Inc.	1,400	21
Southwest Georgia Financial Corp.	1,200	17
Home Federal Bancorp Inc.	780	15
* Melrose Bancorp Inc.	1,100	15
Two River Bancorp	1,600	14
HMG/Courtland Properties Inc.	945	11
* Unico American Corp.	900	10
* JW Mays Inc.	100	5
First West Virginia Bancorp	200	5
Bank of Commerce Holdings	465	3
* RMG Networks Holding Corp.	1,400	2
* Veritex Holdings Inc.	100	1
Sussex Bancorp	100	1
Unity Bancorp Inc.	100	1
* Valley National Bancorp Warrants Exp. 06/30/2015	6,511	—
		75,910,079
Health Care (13.7%)
Johnson & Johnson	49,043,542	4,933,780
Pfizer Inc.	111,111,342	3,865,564
Merck & Co. Inc.	50,276,472	2,889,892
* Gilead Sciences Inc.	26,265,319	2,577,416
Amgen Inc.	13,380,034	2,138,798
* Actavis plc	6,947,962	2,067,852
UnitedHealth Group Inc.	16,821,372	1,989,800
Medtronic plc	25,100,886	1,957,618
Bristol-Myers Squibb Co.	29,309,141	1,890,440
* Biogen Inc.	4,136,922	1,746,774
* Celgene Corp.	14,116,723	1,627,376
AbbVie Inc.	26,699,780	1,563,005
Eli Lilly & Co.	17,631,053	1,280,896
Abbott Laboratories	26,552,847	1,230,193
* Express Scripts Holding Co.	12,815,882	1,112,034
Thermo Fisher Scientific Inc.	7,007,664	941,410
Anthem Inc.	4,708,208	726,994
Aetna Inc.	6,187,505	659,155
Baxter International Inc.	9,545,113	653,840
* Alexion Pharmaceuticals Inc.	3,563,403	617,538
* Regeneron Pharmaceuticals Inc.	1,329,516	600,250
Cigna Corp.	4,562,829	590,613
Becton Dickinson and Co.	3,676,216	527,868
Stryker Corp.	5,675,415	523,557
* Mylan NV	8,603,567	510,622
* Vertex Pharmaceuticals Inc.	4,266,689	503,341
* Illumina Inc.	2,533,861	470,386
Humana Inc.	2,640,624	470,084
* HCA Holdings Inc.	5,570,875	419,097
* Boston Scientific Corp.	23,441,486	416,086
Perrigo Co. plc	2,479,829	410,536

	Zoetis Inc.	7,981,326	369,456
	Zimmer Holdings Inc.	2,989,874	351,370
*	BioMarin Pharmaceutical Inc.	2,770,296	345,234
	St. Jude Medical Inc.	4,994,055	326,611
*	Intuitive Surgical Inc.	645,833	326,165
*	DaVita HealthCare Partners Inc.	3,609,634	293,391
*	Pharmacyclics Inc.	1,071,079	274,143
*	Edwards Lifesciences Corp.	1,897,227	270,279
*	Hospira Inc.	3,013,581	264,713
*	Endo International plc	2,922,732	262,169
*	Mallinckrodt plc	2,050,026	259,636
*	Incyte Corp.	2,725,982	249,864
*	Laboratory Corp. of America Holdings	1,754,582	221,235
	CR Bard Inc.	1,319,966	220,896
*	Henry Schein Inc.	1,489,488	207,962
	Quest Diagnostics Inc.	2,532,631	194,633
	Universal Health Services Inc. Class B	1,609,904	189,502
^	ResMed Inc.	2,470,739	177,350
*	Jazz Pharmaceuticals plc	1,012,460	174,943
*	Waters Corp.	1,399,750	174,017
*	Medivation Inc.	1,309,041	168,958
*	Varian Medical Systems Inc.	1,759,601	165,561
*	Alkermes plc	2,613,440	159,341
	Cooper Cos. Inc.	846,346	158,622
*	Hologic Inc.	4,181,110	138,081
*	United Therapeutics Corp.	784,002	135,189
*	Isis Pharmaceuticals Inc.	2,079,706	132,415
*	Centene Corp.	1,846,241	130,511
*	IDEXX Laboratories Inc.	836,626	129,242
	DENTSPLY International Inc.	2,483,568	126,389
*	MEDNAX Inc.	1,717,430	124,531
*	Alnylam Pharmaceuticals Inc.	1,185,867	123,828
*	Envision Healthcare Holdings Inc.	3,228,662	123,819
*	Brookdale Senior Living Inc.	3,217,688	121,500
*	Puma Biotechnology Inc.	470,379	111,061
*	Community Health Systems Inc.	1,944,454	101,656
*	Sirona Dental Systems Inc.	1,006,489	90,574
	Teleflex Inc.	731,585	88,397
*	Tenet Healthcare Corp.	1,724,885	85,399
*	Quintiles Transnational Holdings Inc.	1,255,978	84,113
*	DexCom Inc.	1,297,254	80,871
*	Health Net Inc.	1,295,625	78,372
*,^ Intercept Pharmaceuticals Inc.		273,201	77,048
	Patterson Cos. Inc.	1,545,290	75,395
	West Pharmaceutical Services Inc.	1,248,878	75,195
*	Team Health Holdings Inc.	1,253,769	73,358
	STERIS Corp.	1,040,693	73,130
*	Receptos Inc.	435,123	71,747
*	Cepheid	1,241,829	70,660
*	WellCare Health Plans Inc.	770,760	70,494
*	Alere Inc.	1,390,062	67,974
*	PAREXEL International Corp.	964,101	66,513
	Bio-Techne Corp.	652,654	65,455
*	Charles River Laboratories International Inc.	821,790	65,160
	HealthSouth Corp.	1,463,483	64,920
*	Align Technology Inc.	1,196,416	64,349
*	Akorn Inc.	1,329,336	63,157

*,^ Seattle Genetics Inc.		1,678,740	59,343
*	Bluebird Bio Inc.	489,004	59,057
*	LifePoint Hospitals Inc.	792,435	58,204
*	Acadia Healthcare Co. Inc.	808,079	57,858
*	Impax Laboratories Inc.	1,192,370	55,886
*	Neurocrine Biosciences Inc.	1,406,924	55,869
*	Pacira Pharmaceuticals Inc.	605,555	53,804
*,^ OPKO Health Inc.		3,747,538	53,103
*	Amsurg Corp.	840,114	51,684
	Hill-Rom Holdings Inc.	1,011,867	49,581
*	Bio-Rad Laboratories Inc. Class A	358,864	48,511
*	Celldex Therapeutics Inc.	1,703,783	47,484
*,^ Agios Pharmaceuticals Inc.		494,730	46,653
*	ABIOMED Inc.	650,732	46,579
*	ACADIA Pharmaceuticals Inc.	1,399,857	45,621
*,^ Myriad Genetics Inc.		1,280,965	45,346
*	Synageva BioPharma Corp.	431,571	42,091
*	Catalent Inc.	1,327,299	41,345
*	Haemonetics Corp.	907,204	40,752
*	Molina Healthcare Inc.	605,577	40,749
*	Horizon Pharma plc	1,562,215	40,571
*	Thoratec Corp.	961,113	40,261
*	Halyard Health Inc.	815,311	40,113
*	Prestige Brands Holdings Inc.	920,558	39,483
*	NuVasive Inc.	838,094	38,544
*	Dyax Corp.	2,290,626	38,379
	Owens & Minor Inc.	1,133,381	38,354
	Healthcare Services Group Inc.	1,184,395	38,055
*	Novavax Inc.	4,419,761	36,551
*	Ironwood Pharmaceuticals Inc. Class A	2,201,008	35,216
*	Magellan Health Inc.	490,631	34,746
*	Anacor Pharmaceuticals Inc.	599,907	34,705
*,^ Exact Sciences Corp.		1,575,080	34,683
*	Clovis Oncology Inc.	456,297	33,871
*,^ Intrexon Corp.		739,719	33,561
*	Insulet Corp.	988,811	32,977
*	Auspex Pharmaceuticals Inc.	328,102	32,899
*	Bruker Corp.	1,772,791	32,743
*	Medicines Co.	1,148,611	32,184
*	Globus Medical Inc.	1,244,723	31,417
	Kindred Healthcare Inc.	1,315,018	31,284
*	Ultragenyx Pharmaceutical Inc.	471,688	29,287
*	Neogen Corp.	619,915	28,969
*	PTC Therapeutics Inc.	474,181	28,854
*	Air Methods Corp.	618,709	28,826
*	Cyberonics Inc.	437,592	28,408
*	AMAG Pharmaceuticals Inc.	517,035	28,261
	Cantel Medical Corp.	594,038	28,217
*,^ Kite Pharma Inc.		484,726	27,959
*	Lannett Co. Inc.	407,153	27,568
	Select Medical Holdings Corp.	1,849,297	27,425
*	Masimo Corp.	831,180	27,412
*	Integra LifeSciences Holdings Corp.	437,104	26,947
*	Spectranetics Corp.	734,586	25,534
*	Nektar Therapeutics	2,310,058	25,411
*,^ Halozyme Therapeutics Inc.		1,766,630	25,227
*	HeartWare International Inc.	284,465	24,968

*,^ Juno Therapeutics Inc.		406,511	24,659
*	Acorda Therapeutics Inc.	735,082	24,464
*	Ligand Pharmaceuticals Inc.	314,988	24,289
*	ARIAD Pharmaceuticals Inc.	2,932,132	24,161
	Abaxis Inc.	375,135	24,050
*	Portola Pharmaceuticals Inc. Class A	632,168	23,997
*	HMS Holdings Corp.	1,548,037	23,917
*	Chimerix Inc.	626,180	23,601
*	Depomed Inc.	1,031,039	23,106
*	Wright Medical Group Inc.	883,236	22,787
*	ICU Medical Inc.	244,009	22,727
*,^ Keryx Biopharmaceuticals Inc.		1,777,047	22,622
^	Theravance Inc.	1,423,819	22,382
*,^ MannKind Corp.		4,298,918	22,354
	CONMED Corp.	438,856	22,158
*	Natus Medical Inc.	546,644	21,576
*	Omnicell Inc.	596,663	20,943
*	Fluidigm Corp.	495,487	20,860
^	PDL BioPharma Inc.	2,897,901	20,387
	Analogic Corp.	218,938	19,901
*,^ Esperion Therapeutics Inc.		214,702	19,881
*,^ Merrimack Pharmaceuticals Inc.		1,658,131	19,699
*	Cardiovascular Systems Inc.	497,204	19,411
*	Endologix Inc.	1,111,326	18,970
*	Tetraphase Pharmaceuticals Inc.	513,149	18,802
*	Ophthotech Corp.	403,849	18,791
*	Array BioPharma Inc.	2,543,354	18,745
*,^ NewLink Genetics Corp.		341,603	18,689
	Ensign Group Inc.	396,069	18,560
*,^ Arena Pharmaceuticals Inc.		4,231,360	18,491
*	Insmed Inc.	887,580	18,462
*	Cempra Inc.	535,534	18,374
*	Sangamo BioSciences Inc.	1,153,692	18,090
*	Achillion Pharmaceuticals Inc.	1,777,129	17,523
*,^ ZIOPHARM Oncology Inc.		1,608,392	17,322
*	Amicus Therapeutics Inc.	1,578,988	17,179
*	NxStage Medical Inc.	985,359	17,047
*	Tornier NV	644,969	16,911
*	Repligen Corp.	544,786	16,540
*	Affymetrix Inc.	1,273,454	15,995
*	KYTHERA Biopharmaceuticals Inc.	310,364	15,565
*,^ MiMedx Group Inc.		1,493,239	15,530
*	Zeltiq Aesthetics Inc.	497,866	15,349
*	Bio-Reference Laboratories Inc.	434,418	15,309
*,^ Orexigen Therapeutics Inc.		1,942,421	15,209
*	PharMerica Corp.	538,656	15,185
*	Emergent Biosolutions Inc.	527,917	15,183
*,^ Insys Therapeutics Inc.		243,593	14,160
*,^ Foundation Medicine Inc.		291,767	14,037
*	IPC Healthcare Inc.	300,712	14,025
*	Merit Medical Systems Inc.	718,945	13,840
*	Quidel Corp.	512,716	13,833
*,^ Omeros Corp.		620,621	13,672
*	ImmunoGen Inc.	1,515,073	13,560
	Meridian Bioscience Inc.	705,091	13,453
*	Hanger Inc.	591,429	13,420
*	LDR Holding Corp.	364,591	13,359

*	Acceleron Pharma Inc.	339,830	12,934
*	Relypsa Inc.	357,032	12,878
*	Avalanche Biotechnologies Inc.	314,662	12,750
*	Orthofix International NV	354,797	12,734
*	Capital Senior Living Corp.	489,461	12,697
*	Momenta Pharmaceuticals Inc.	829,652	12,611
*	Amedisys Inc.	470,555	12,601
*	Surgical Care Affiliates Inc.	366,195	12,571
*	VWR Corp.	478,652	12,440
*,^ OvaScience Inc.		351,972	12,224
*	Radius Health Inc.	295,779	12,174
*	Aegerion Pharmaceuticals Inc.	463,472	12,129
*,^ Raptor Pharmaceutical Corp.		1,110,927	12,076
*	Accuray Inc.	1,286,202	11,962
*	TherapeuticsMD Inc.	1,955,687	11,832
*	PRA Health Sciences Inc.	398,855	11,503
*	MacroGenics Inc.	366,523	11,498
*	Infinity Pharmaceuticals Inc.	810,603	11,332
*	ZS Pharma Inc.	265,482	11,171
*	Cynosure Inc. Class A	359,006	11,011
*	BioCryst Pharmaceuticals Inc.	1,204,829	10,880
*	Luminex Corp.	673,364	10,774
*	Spark Therapeutics Inc.	138,631	10,744
*	Healthways Inc.	543,445	10,706
*	Sage Therapeutics Inc.	210,550	10,576
*	Universal American Corp.	985,290	10,523
*	Dynavax Technologies Corp.	459,741	10,312
*	Anika Therapeutics Inc.	250,309	10,305
*	Retrophin Inc.	429,760	10,297
*	Geron Corp.	2,729,401	10,290
*	Amphastar Pharmaceuticals Inc.	674,721	10,094
	Invacare Corp.	518,717	10,068
	Atrion Corp.	29,008	10,023
*	Aerie Pharmaceuticals Inc.	315,110	9,876
*,^ Accelerate Diagnostics Inc.		435,268	9,794
*	Hyperion Therapeutics Inc.	206,935	9,498
	US Physical Therapy Inc.	198,423	9,425
*	Sagent Pharmaceuticals Inc.	397,942	9,252
*	HealthStream Inc.	365,973	9,223
*	GenMark Diagnostics Inc.	678,886	8,812
	National HealthCare Corp.	136,649	8,706
*,^ Rockwell Medical Inc.		788,562	8,619
*,^ Sarepta Therapeutics Inc.		645,050	8,566
*	AtriCure Inc.	417,222	8,549
*	Aratana Therapeutics Inc.	524,955	8,405
*	BioDelivery Sciences International Inc.	794,397	8,341
*,^ Regulus Therapeutics Inc.		491,482	8,326
*	Vascular Solutions Inc.	273,838	8,303
*	Triple-S Management Corp. Class B	416,437	8,279
*,^ TG Therapeutics Inc.		529,637	8,199
*	AngioDynamics Inc.	459,969	8,183
*,^ Sequenom Inc.		2,037,179	8,047
*,^ Karyopharm Therapeutics Inc.		258,383	7,909
*	Genomic Health Inc.	257,468	7,866
*,^ Inovio Pharmaceuticals Inc.		962,608	7,855
*,^ Exelixis Inc.		3,056,118	7,854
*	Otonomy Inc.	220,601	7,800

*	Alder Biopharmaceuticals Inc.	267,450	7,719
*,^ Vital Therapies Inc.		305,802	7,648
*	LHC Group Inc.	228,964	7,563
*	Theravance Biopharma Inc.	431,340	7,484
*	Albany Molecular Research Inc.	423,436	7,452
*,^ Zafgen Inc.		187,677	7,434
*	ANI Pharmaceuticals Inc.	118,565	7,416
*	Epizyme Inc.	391,633	7,355
*,^ Spectrum Pharmaceuticals Inc.		1,211,425	7,353
*	Xencor Inc.	479,014	7,339
*,^ Unilife Corp.		1,829,860	7,338
*	Progenics Pharmaceuticals Inc.	1,224,309	7,321
*	CorVel Corp.	211,601	7,281
*,^ Synergy Pharmaceuticals Inc.		1,546,807	7,146
*	XenoPort Inc.	998,727	7,111
*	INC Research Holdings Inc. Class A	215,595	7,056
*	K2M Group Holdings Inc.	316,823	6,986
*,^ Cerus Corp.		1,612,584	6,724
*,^ XOMA Corp.		1,836,058	6,683
*	Supernus Pharmaceuticals Inc.	531,662	6,428
*,^ Idera Pharmaceuticals Inc.		1,731,485	6,424
*,^ Arrowhead Research Corp.		946,387	6,402
*	Paratek Pharmaceuticals Inc.	204,631	6,397
*,^ Vanda Pharmaceuticals Inc.		686,327	6,383
*	SurModics Inc.	243,117	6,328
*	Almost Family Inc.	141,259	6,316
*	Nevro Corp.	130,746	6,267
*	Adeptus Health Inc. Class A	123,939	6,224
*	Eagle Pharmaceuticals Inc.	147,634	6,184
*	OraSure Technologies Inc.	942,601	6,165
*	SciClone Pharmaceuticals Inc.	694,155	6,150
*	Five Prime Therapeutics Inc.	267,284	6,107
*	Sucampo Pharmaceuticals Inc. Class A	391,611	6,093
*	Atara Biotherapeutics Inc.	146,473	6,089
*	Corcept Therapeutics Inc.	1,065,416	5,966
*	Antares Pharma Inc.	2,108,142	5,713
*,^ IGI Laboratories Inc.		698,272	5,698
*	Pacific Biosciences of California Inc.	967,362	5,649
*,^ Immunomedics Inc.		1,463,770	5,606
*,^ Ampio Pharmaceuticals Inc.		735,499	5,538
*	Heron Therapeutics Inc.	380,341	5,534
*	FibroGen Inc.	174,451	5,474
*	Rigel Pharmaceuticals Inc.	1,531,024	5,466
*,^ Advaxis Inc.		376,335	5,434
*,^ Northwest Biotherapeutics Inc.		734,898	5,416
*	Ocular Therapeutix Inc.	127,192	5,340
*	Agenus Inc.	1,034,052	5,305
*	Mirati Therapeutics Inc.	179,214	5,255
*	Revance Therapeutics Inc.	250,087	5,184
*	Civitas Solutions Inc.	245,598	5,143
*	Versartis Inc.	278,566	5,117
*	Catalyst Pharmaceutical Partners Inc.	1,176,020	5,092
*	Osiris Therapeutics Inc.	288,347	5,069
*,^ BioScrip Inc.		1,136,638	5,035
*	Verastem Inc.	490,137	4,985
*	Pernix Therapeutics Holdings Inc.	458,930	4,906
*	STAAR Surgical Co.	646,748	4,805

*,^ OncoMed Pharmaceuticals Inc.		186,062	4,797
*	Inogen Inc.	149,047	4,768
*,^ Lexicon Pharmaceuticals Inc.		5,047,145	4,766
*	RadNet Inc.	567,139	4,764
	CryoLife Inc.	457,226	4,741
*	Curis Inc.	1,876,252	4,503
*	La Jolla Pharmaceutical Co.	242,827	4,444
*	RTI Surgical Inc.	895,897	4,426
*	Threshold Pharmaceuticals Inc.	1,056,768	4,290
*,^ Peregrine Pharmaceuticals Inc.		3,041,533	4,106
*	Sorrento Therapeutics Inc.	355,100	4,105
*	CTI BioPharma Corp.	2,262,564	4,095
*,^ Organovo Holdings Inc.		1,139,843	4,035
*	Exactech Inc.	156,674	4,016
*	BioTelemetry Inc.	452,839	4,008
*	Intersect ENT Inc.	155,077	4,006
*	Coherus Biosciences Inc.	129,123	3,949
*	NeoGenomics Inc.	832,720	3,889
*,^ VIVUS Inc.		1,577,396	3,880
*,^ Galena Biopharma Inc.		2,768,565	3,848
*	POZEN Inc.	486,855	3,759
*	Dicerna Pharmaceuticals Inc.	155,746	3,743
*	Concert Pharmaceuticals Inc.	246,975	3,740
*,^ Navidea Biopharmaceuticals Inc.		2,347,470	3,732
*	Stemline Therapeutics Inc.	257,682	3,729
*	Cytokinetics Inc.	548,302	3,717
*	Bellicum Pharmaceuticals Inc.	158,502	3,672
*	Targacept Inc.	1,236,103	3,671
*	Assembly Biosciences Inc.	271,674	3,597
*,^ CorMedix Inc.		360,029	3,543
*	Repros Therapeutics Inc.	408,054	3,505
*	Tandem Diabetes Care Inc.	277,551	3,503
*,^ ChemoCentryx Inc.		458,740	3,463
*,^ Endocyte Inc.		548,165	3,432
*	Dermira Inc.	219,093	3,363
*	Asterias Biotherapeutics Inc.	497,638	3,354
*,^ Athersys Inc.		1,154,762	3,326
*	Zogenix Inc.	2,424,538	3,322
*	Cutera Inc.	256,696	3,317
*	Enanta Pharmaceuticals Inc.	104,349	3,195
*	Synta Pharmaceuticals Corp.	1,618,854	3,141
*	Alliance HealthCare Services Inc.	140,174	3,109
*,^ AAC Holdings Inc.		101,441	3,102
*,^ Celladon Corp.		162,070	3,070
*	Sientra Inc.	158,768	3,047
*	CytoSorbents Corp.	229,805	3,031
*	Flexion Therapeutics Inc.	134,128	3,021
*,^ BioTime Inc.		607,437	3,019
*	Durect Corp.	1,566,870	2,993
*	Derma Sciences Inc.	352,478	2,985
	Utah Medical Products Inc.	49,349	2,954
*	Five Star Quality Care Inc.	663,749	2,947
*	Oncothyreon Inc.	1,802,303	2,938
*	Ignyta Inc.	291,053	2,896
*	Applied Genetic Technologies Corp.	139,488	2,788
*	Harvard Bioscience Inc.	468,415	2,726
*,^ Neuralstem Inc.		1,393,824	2,648

*	Genocea Biosciences Inc.	221,291	2,625
*,^ Medgenics Inc.		321,967	2,592
*,^ Synthetic Biologics Inc.		1,180,712	2,586
*,^ CytRx Corp.		766,943	2,585
*	Trevena Inc.	394,401	2,572
*	Sunesis Pharmaceuticals Inc.	1,043,002	2,555
*,^ Trovagene Inc.		368,733	2,511
*	Genesis Healthcare Inc.	349,275	2,487
*,^ Tenax Therapeutics Inc.		761,068	2,481
*	BioSpecifics Technologies Corp.	62,212	2,436
*	Provectus Biopharmaceuticals Inc. Class A	2,961,256	2,413
*	Calithera Biosciences Inc.	144,120	2,366
*	Flex Pharma Inc.	119,152	2,335
*	Anthera Pharmaceuticals Inc.	518,474	2,318
*	Proteon Therapeutics Inc.	199,110	2,316
*	Heska Corp.	88,955	2,293
*	Cellular Dynamics International Inc.	138,585	2,277
*,^ T2 Biosystems Inc.		143,484	2,227
*	Addus HomeCare Corp.	92,603	2,132
*	EPIRUS Biopharmaceuticals Inc.	236,255	2,114
*	Adamas Pharmaceuticals Inc.	120,659	2,110
*	ArQule Inc.	938,858	2,103
*,^ Bio-Path Holdings Inc.		1,149,371	2,069
*	Alimera Sciences Inc.	408,232	2,045
*,^ Rexahn Pharmaceuticals Inc.		2,783,243	2,032
*,^ Coronado Biosciences Inc.		526,032	2,025
*	Synergetics USA Inc.	372,571	2,008
*,^ AcelRx Pharmaceuticals Inc.		499,444	1,928
*	Cymabay Therapeutics Inc.	276,247	1,912
	Psychemedics Corp.	111,707	1,854
	LeMaitre Vascular Inc.	220,830	1,851
*	Pfenex Inc.	111,477	1,777
*	Fibrocell Science Inc.	392,939	1,772
*	Enzo Biochem Inc.	592,191	1,747
*,^ pSivida Corp.		441,761	1,745
	Digirad Corp.	384,321	1,745
*	Kindred Biosciences Inc.	243,441	1,738
*	NanoString Technologies Inc.	166,957	1,701
*	Discovery Laboratories Inc.	1,429,137	1,701
*	Vitae Pharmaceuticals Inc.	143,858	1,685
*	Akebia Therapeutics Inc.	148,865	1,654
*	Tokai Pharmaceuticals Inc.	145,408	1,643
*	Tonix Pharmaceuticals Holding Corp.	248,065	1,568
*,^ Cytori Therapeutics Inc.		1,317,357	1,554
*,^ NanoViricides Inc.		684,509	1,540
*,^ NeoStem Inc.		580,038	1,473
*	Alphatec Holdings Inc.	1,010,264	1,465
*,^ IsoRay Inc.		918,051	1,441
*	Achaogen Inc.	144,172	1,407
*	Cara Therapeutics Inc.	139,078	1,398
*	ContraFect Corp.	269,494	1,388
*,^ Biolase Inc.		671,775	1,357
*,^ PharmAthene Inc.		820,861	1,338
*	Fonar Corp.	100,691	1,320
*	Actinium Pharmaceuticals Inc.	523,475	1,293
*	Vericel Corp.	348,151	1,288
*	AVEO Pharmaceuticals Inc.	882,183	1,279

*,^ Apricus Biosciences Inc.		671,418	1,256
*,^ Ocera Therapeutics Inc.		264,414	1,245
*	Wright Medical Group Inc.	288,011	1,238
*,^ Hansen Medical Inc.		1,420,951	1,236
*	Pain Therapeutics Inc.	648,731	1,226
*	Vical Inc.	1,296,253	1,225
*	Symmetry Surgical Inc.	165,119	1,210
*,^ CEL-SCI Corp.		1,149,176	1,207
*	AdCare Health Systems Inc.	265,448	1,163
*,^ Galectin Therapeutics Inc.		345,606	1,158
*	Mast Therapeutics Inc.	2,290,083	1,111
*	Iridex Corp.	105,601	1,107
*,^ Sunshine Heart Inc.		258,495	1,096
*,^ PhotoMedex Inc.		542,154	1,090
*	Ardelyx Inc.	81,749	1,070
*	TriVascular Technologies Inc.	101,441	1,064
*	Cumberland Pharmaceuticals Inc.	157,970	1,052
*,^ StemCells Inc.		1,028,124	1,049
*	Argos Therapeutics Inc.	115,127	1,026
*	Immune Design Corp.	48,484	1,024
*	GlycoMimetics Inc.	122,530	1,019
*,^ BIND Therapeutics Inc.		183,435	1,007
*,^ Cancer Genetics Inc.		120,876	944
*,^ Conatus Pharmaceuticals Inc.		130,165	927
*,^ TearLab Corp.		457,458	910
*	MediciNova Inc.	256,712	904
*	Brainstorm Cell Therapeutics Inc.	199,131	886
*,^ Alexza Pharmaceuticals Inc.		425,033	880
*	Alliqua BioMedical Inc.	169,073	879
*	MEI Pharma Inc.	478,002	856
*	AxoGen Inc.	241,839	846
*	Columbia Laboratories Inc.	135,271	840
*	InfuSystems Holdings Inc.	299,233	811
*,^ EnteroMedics Inc.		878,154	804
*	Fate Therapeutics Inc.	163,138	798
*	ImmunoCellular Therapeutics Ltd.	1,547,621	751
*	Cardica Inc.	1,191,779	750
*	Veracyte Inc.	101,153	736
*	Misonix Inc.	54,837	716
*	Eleven Biotherapeutics Inc.	79,313	707
*	Celator Pharmaceuticals Inc.	284,816	704
*	Entellus Medical Inc.	32,016	701
*	Adamis Pharmaceuticals Corp.	175,999	693
*	Retractable Technologies Inc.	175,484	681
*,^ Hemispherx Biopharma Inc.		2,817,887	642
*	Celsion Corp.	233,703	624
*	OncoGenex Pharmaceuticals Inc.	283,610	610
*	Imprimis Pharmaceuticals Inc.	75,879	605
	Enzon Pharmaceuticals Inc.	551,017	584
*,^ Heat Biologics Inc.		88,564	563
*	Palatin Technologies Inc.	545,490	556
*	Corium International Inc.	81,050	554
*,^ Stereotaxis Inc.		261,780	539
*	CAS Medical Systems Inc.	400,050	534
*,^ Atossa Genetics Inc.		295,017	531
*	SCYNEXIS Inc.	61,400	510
*	NephroGenex Inc.	64,091	504

*	Avinger Inc.	45,322	503
*	Chembio Diagnostics Inc.	123,989	491
*	Hooper Holmes Inc.	938,591	488
*	Bovie Medical Corp.	203,229	486
*	Aradigm Corp.	76,376	483
*,^ Biocept Inc.		215,365	482
*,^ iBio Inc.		623,723	475
	Span-America Medical Systems Inc.	24,343	471
*,^ Onconova Therapeutics Inc.		190,699	460
*	Regado Biosciences Inc.	364,268	444
	Diversicare Healthcare Services Inc.	32,197	444
*	Harvard Apparatus Regenerative Technology Inc.	131,745	428
*	Dipexium Pharmaceuticals Inc.	30,760	420
*,^ Cyclacel Pharmaceuticals Inc.		457,534	412
*	TetraLogic Pharmaceuticals Corp.	93,481	409
*	Cesca Therapeutics Inc.	438,429	395
*,^ OXiGENE Inc.		264,600	386
*	Nanosphere Inc.	1,650,468	383
	Daxor Corp.	66,868	380
*,^ Vermillion Inc.		214,146	379
*	Loxo Oncology Inc.	29,100	362
*,^ NovaBay Pharmaceuticals Inc.		524,732	362
*	Echo Therapeutics Inc.	168,231	358
*	Uroplasty Inc.	292,998	357
*,^ Opexa Therapeutics Inc.		639,405	351
*	CASI Pharmaceuticals Inc.	238,736	351
*	Biodel Inc.	289,368	344
*	MGC Diagnostics Corp.	46,575	343
*	ERBA Diagnostics Inc.	91,945	323
*	Lpath Inc. Class A	120,549	298
*,^ BG Medicine Inc.		360,865	292
*	Cerulean Pharma Inc.	32,066	289
*,^ GTx Inc.		424,404	287
*	Evoke Pharma Inc.	38,871	272
*,^ ARCA biopharma Inc.		320,424	256
*,^ Akers Biosciences Inc.		60,354	256
*,^ Venaxis Inc.		540,580	250
*	CombiMatrix Corp.	125,915	239
*	CareDx Inc.	42,100	233
*	Oragenics Inc.	227,875	232
*	Acura Pharmaceuticals Inc.	290,832	230
*	iRadimed Corp.	14,800	225
*	Neothetics Inc.	26,780	220
*	Capnia Inc.	34,100	218
*	Response Genetics Inc.	463,766	213
*	Oculus Innovative Sciences Inc.	246,641	207
*	Presbia plc	26,600	197
*	Recro Pharma Inc.	20,949	190
*	KaloBios Pharmaceuticals Inc.	383,692	188
*	Invitae Corp.	10,693	179
*	Agile Therapeutics Inc.	17,711	164
*	Signal Genetics Inc.	70,186	151
*	Allied Healthcare Products Inc.	87,500	143
*	Cleveland BioLabs Inc.	39,640	142
*	Perseon Corp.	346,683	142
*	Escalon Medical Corp.	105,245	142
*	Bioanalytical Systems Inc.	65,747	133

*,^ Delcath Systems Inc.		131,189	126
*	Amedica Corp.	358,385	126
*	Vision Sciences Inc.	358,120	125
*	Minerva Neurosciences Inc.	22,832	114
*,^ RXi Pharmaceuticals Corp.		150,986	109
*	Arrhythmia Research Technology Inc.	12,440	90
*	GenVec Inc.	30,569	90
*	ProPhase Labs Inc.	56,433	74
*	USMD Holdings Inc.	5,047	53
*	Aldeyra Therapeutics Inc.	4,198	44
*	Marinus Pharmaceuticals Inc.	4,600	41
*	ImmuCell Corp.	5,733	38
*	Ruthigen Inc.	7,774	26
	Birner Dental Management Services Inc.	1,710	24
*	Roka Bioscience Inc.	6,114	20
*	GlobeImmune Inc.	2,318	17
*	Transgenomic Inc.	10,300	15
*	Semler Scientific Inc.	3,083	11
*	BioLife Solutions Inc.	6,786	11
*	Immune Pharmaceuticals Inc.	5,959	11
*	Electromed Inc.	2,800	7
*	Cellectar Biosciences Inc.	1,700	5
*	Sophiris Bio Inc.	8,851	5
*	SIGA Technologies Inc.	2,200	4
*	American CareSource Holdings Inc.	100	—
			55,347,186
Industrials (12.5%)
	General Electric Co.	177,144,480	4,394,955
	3M Co.	11,194,363	1,846,510
	United Technologies Corp.	15,196,530	1,781,033
	Union Pacific Corp.	15,547,774	1,683,979
	Boeing Co.	11,179,984	1,677,892
	Honeywell International Inc.	13,107,372	1,367,230
	United Parcel Service Inc. Class B	12,542,470	1,215,867
	Accenture plc Class A	11,069,868	1,037,136
	Lockheed Martin Corp.	4,728,156	959,627
	Danaher Corp.	10,569,672	897,365
	Caterpillar Inc.	10,676,928	854,475
	FedEx Corp.	4,742,756	784,689
	Automatic Data Processing Inc.	8,392,976	718,774
	Emerson Electric Co.	12,066,283	683,193
	General Dynamics Corp.	4,965,402	673,954
	Raytheon Co.	5,422,931	592,455
	CSX Corp.	17,456,299	578,153
	Northrop Grumman Corp.	3,493,719	562,349
	Eaton Corp. plc	8,253,485	560,742
	Norfolk Southern Corp.	5,416,450	557,461
	Illinois Tool Works Inc.	5,661,361	549,945
	Precision Castparts Corp.	2,497,673	524,511
	Deere & Co.	5,972,943	523,767
	TE Connectivity Ltd.	7,159,384	512,755
*	LinkedIn Corp. Class A	1,928,523	481,861
	Waste Management Inc.	8,072,728	437,784
	Cummins Inc.	3,045,789	422,268
	Sherwin-Williams Co.	1,430,591	407,003
	PACCAR Inc.	6,242,523	394,153
	Fidelity National Information Services Inc.	4,992,368	339,781

* Fiserv Inc.	4,276,469	339,552
Amphenol Corp. Class A	5,454,822	321,453
Tyco International plc	7,380,875	317,820
Ingersoll-Rand plc	4,663,311	317,478
* Alliance Data Systems Corp.	1,069,606	316,871
Roper Industries Inc.	1,764,619	303,514
Parker-Hannifin Corp.	2,505,623	297,618
Paychex Inc.	5,744,663	285,021
Rockwell Automation Inc.	2,384,334	276,559
WW Grainger Inc.	1,079,989	254,672
Agilent Technologies Inc.	5,875,729	244,137
Xerox Corp.	18,797,828	241,552
Rockwell Collins Inc.	2,336,710	225,609
AMETEK Inc.	4,287,642	225,273
* Stericycle Inc.	1,508,999	211,909
* FleetCor Technologies Inc.	1,370,011	206,762
Pentair plc	3,243,386	203,977
Kansas City Southern	1,945,424	198,589
Dover Corp.	2,871,549	198,481
Fastenal Co.	4,689,489	194,309
Vulcan Materials Co.	2,304,760	194,291
Textron Inc.	4,380,457	194,186
Pall Corp.	1,876,009	188,333
CH Robinson Worldwide Inc.	2,563,186	187,676
TransDigm Group Inc.	840,748	183,888
* Verisk Analytics Inc. Class A	2,516,433	179,673
Republic Services Inc. Class A	4,401,559	178,527
* Sensata Technologies Holding NV	2,967,429	170,479
Ball Corp.	2,413,151	170,465
L-3 Communications Holdings Inc.	1,321,852	166,276
* Mettler-Toledo International Inc.	502,620	165,186
Masco Corp.	6,173,208	164,825
Towers Watson & Co. Class A	1,228,732	162,420
Sealed Air Corp.	3,530,474	160,848
Rock-Tenn Co. Class A	2,458,979	158,604
Martin Marietta Materials Inc.	1,122,727	156,957
Expeditors International of Washington Inc.	3,222,382	155,254
* United Rentals Inc.	1,697,256	154,722
Wabtec Corp.	1,602,819	152,284
Fluor Corp.	2,622,434	149,898
MeadWestvaco Corp.	2,947,529	146,993
JB Hunt Transport Services Inc.	1,658,035	141,588
Robert Half International Inc.	2,271,923	137,497
Packaging Corp. of America	1,726,461	134,992
Flowserve Corp.	2,386,205	134,797
Cintas Corp.	1,649,230	134,627
Fortune Brands Home & Security Inc.	2,774,139	131,716
* Crown Holdings Inc.	2,429,996	131,268
* Spirit AeroSystems Holdings Inc. Class A	2,473,582	129,146
* Flextronics International Ltd.	10,175,812	128,978
Acuity Brands Inc.	762,236	128,178
ADT Corp.	3,052,589	126,744
ManpowerGroup Inc.	1,391,258	119,857
Huntington Ingalls Industries Inc.	849,126	119,005
B/E Aerospace Inc.	1,850,017	117,698
Broadridge Financial Solutions Inc.	2,100,856	115,568
* Trimble Navigation Ltd.	4,566,039	115,064

Xylem Inc.	3,215,644	112,612
Total System Services Inc.	2,942,158	112,243
Valspar Corp.	1,318,303	110,777
* Keysight Technologies Inc.	2,959,861	109,959
Global Payments Inc.	1,185,693	108,704
Avnet Inc.	2,410,693	107,276
* CoStar Group Inc.	540,748	106,976
* Quanta Services Inc.	3,731,490	106,459
IDEX Corp.	1,395,923	105,853
Carlisle Cos. Inc.	1,142,004	105,784
* Arrow Electronics Inc.	1,696,308	103,729
* Jacobs Engineering Group Inc.	2,284,447	103,166
Allegion plc	1,676,933	102,578
PerkinElmer Inc.	1,995,857	102,068
Jack Henry & Associates Inc.	1,439,384	100,599
Allison Transmission Holdings Inc.	3,138,901	100,257
Waste Connections Inc.	2,079,435	100,104
Hubbell Inc. Class B	903,994	99,096
Trinity Industries Inc.	2,733,304	97,060
* Vantiv Inc. Class A	2,563,513	96,644
^ Chicago Bridge & Iron Co. NV	1,902,369	93,711
* Old Dominion Freight Line Inc.	1,202,504	92,954
Donaldson Co. Inc.	2,427,695	91,548
* Genesee & Wyoming Inc. Class A	926,505	89,352
Ryder System Inc.	932,595	88,494
AO Smith Corp.	1,341,861	88,107
* HD Supply Holdings Inc.	2,771,932	86,360
Hexcel Corp.	1,677,718	86,268
Owens Corning	1,956,420	84,909
* AECOM	2,711,786	83,577
Graphic Packaging Holding Co.	5,747,824	83,573
Sonoco Products Co.	1,792,852	81,503
Bemis Co. Inc.	1,759,687	81,491
* Zebra Technologies Corp.	896,832	81,356
Lincoln Electric Holdings Inc.	1,243,421	81,307
Exelis Inc.	3,280,743	79,952
* Orbital ATK Inc.	1,037,767	79,524
Lennox International Inc.	705,716	78,821
FLIR Systems Inc.	2,479,065	77,545
Nordson Corp.	977,968	76,614
Graco Inc.	1,048,823	75,683
MAXIMUS Inc.	1,133,506	75,673
* Berry Plastics Group Inc.	2,074,924	75,092
* WEX Inc.	678,834	72,880
* Colfax Corp.	1,526,207	72,846
* Cognex Corp.	1,446,299	71,722
Jabil Circuit Inc.	3,051,213	71,337
* Kirby Corp.	950,047	71,301
Belden Inc.	750,688	70,234
World Fuel Services Corp.	1,217,892	70,004
AptarGroup Inc.	1,100,582	69,909
Eagle Materials Inc.	835,598	69,823
MDU Resources Group Inc.	3,258,928	69,546
Oshkosh Corp.	1,399,250	68,269
* Owens-Illinois Inc.	2,891,694	67,434
Joy Global Inc.	1,718,023	67,312
* Genpact Ltd.	2,893,257	67,268

	RR Donnelley & Sons Co.	3,499,129	67,148
	Toro Co.	957,569	67,145
	AGCO Corp.	1,367,871	65,165
	Air Lease Corp. Class A	1,700,614	64,181
	ITT Corp.	1,601,093	63,900
	MSC Industrial Direct Co. Inc. Class A	864,274	62,401
*	Teledyne Technologies Inc.	576,584	61,539
*	USG Corp.	2,285,559	61,024
	Deluxe Corp.	872,794	60,467
	Babcock & Wilcox Co.	1,872,740	60,096
	CLARCOR Inc.	892,640	58,968
	Timken Co.	1,389,230	58,542
*	XPO Logistics Inc.	1,274,864	57,968
	National Instruments Corp.	1,806,666	57,886
*	Esterline Technologies Corp.	505,531	57,843
	Regal-Beloit Corp.	706,494	56,463
	Watsco Inc.	448,530	56,380
	Curtiss-Wright Corp.	762,455	56,376
	FEI Co.	733,722	56,012
*	Generac Holdings Inc.	1,145,313	55,765
	SPX Corp.	655,954	55,691
*	IPG Photonics Corp.	597,233	55,364
*	WESCO International Inc.	779,923	54,509
	Triumph Group Inc.	894,254	53,405
	Woodward Inc.	1,042,885	53,198
	Landstar System Inc.	795,426	52,737
*	Euronet Worldwide Inc.	879,587	51,676
	Crane Co.	826,316	51,570
	Manitowoc Co. Inc.	2,386,060	51,443
	EnerSys	795,266	51,088
*	Clean Harbors Inc.	894,630	50,797
*	CoreLogic Inc.	1,419,985	50,083
*	Moog Inc. Class A	662,265	49,703
	Booz Allen Hamilton Holding Corp. Class A	1,694,036	49,025
	EMCOR Group Inc.	1,048,688	48,733
	Terex Corp.	1,800,698	47,881
^	Valmont Industries Inc.	387,523	47,619
	Corporate Executive Board Co.	591,602	47,245
	Kennametal Inc.	1,386,530	46,712
	Covanta Holding Corp.	2,063,302	46,280
	Silgan Holdings Inc.	790,725	45,965
	GATX Corp.	774,987	44,934
	Con-way Inc.	1,011,167	44,623
*	DigitalGlobe Inc.	1,269,554	43,254
*	Louisiana-Pacific Corp.	2,493,431	41,167
	Littelfuse Inc.	396,269	39,385
*	Swift Transportation Co.	1,509,147	39,268
*	Rexnord Corp.	1,425,959	38,059
*	Advisory Board Co.	707,196	37,679
*	Anixter International Inc.	492,321	37,480
	HEICO Corp. Class A	751,363	37,223
*	Cimpress NV	441,053	37,216
	KBR Inc.	2,566,904	37,169
*	Armstrong World Industries Inc.	644,897	37,062
	Convergys Corp.	1,602,102	36,640
	Mueller Industries Inc.	1,010,983	36,527
*,^ Ambarella Inc.		476,606	36,084

*	KLX Inc.	928,370	35,779
*	Sanmina Corp.	1,460,922	35,340
	Barnes Group Inc.	868,021	35,146
	Knight Transportation Inc.	1,062,691	34,272
*	Masonite International Corp.	499,647	33,606
*,^ Universal Display Corp.		708,976	33,145
	Mobile Mini Inc.	772,949	32,959
	Vishay Intertechnology Inc.	2,378,426	32,870
*	On Assignment Inc.	833,446	31,979
	UniFirst Corp.	271,456	31,948
*	WageWorks Inc.	597,872	31,885
	Matson Inc.	754,515	31,810
	RBC Bearings Inc.	394,426	30,189
	Methode Electronics Inc.	635,112	29,876
	Applied Industrial Technologies Inc.	656,395	29,761
	Korn/Ferry International	898,923	29,548
*	Cardtronics Inc.	778,859	29,285
*	Trex Co. Inc.	533,487	29,091
	Forward Air Corp.	534,084	29,001
*	Proto Labs Inc.	413,964	28,978
*,^ Knowles Corp.		1,496,778	28,843
	ABM Industries Inc.	901,339	28,717
*	Coherent Inc.	441,945	28,709
	Heartland Payment Systems Inc.	605,500	28,368
	United Stationers Inc.	690,232	28,293
	MSA Safety Inc.	563,311	28,098
	Simpson Manufacturing Co. Inc.	748,795	27,982
	EnPro Industries Inc.	420,819	27,753
*	ExamWorks Group Inc.	665,520	27,699
	Franklin Electric Co. Inc.	724,705	27,640
*	FTI Consulting Inc.	730,708	27,372
	Tetra Tech Inc.	1,104,590	26,532
*	Huron Consulting Group Inc.	400,457	26,490
	Watts Water Technologies Inc. Class A	479,536	26,389
*	Rogers Corp.	320,915	26,382
*	TriNet Group Inc.	746,244	26,290
	Mueller Water Products Inc. Class A	2,659,952	26,201
*	Boise Cascade Co.	695,205	26,042
*	Greatbatch Inc.	448,277	25,933
	Otter Tail Corp.	788,587	25,369
*	Navistar International Corp.	854,995	25,222
^	Greenbrier Cos. Inc.	427,013	24,767
	Harsco Corp.	1,430,206	24,685
*	OSI Systems Inc.	331,369	24,607
	Actuant Corp. Class A	1,024,800	24,329
	G&K Services Inc. Class A	333,835	24,213
*	Plexus Corp.	593,344	24,191
	EVERTEC Inc.	1,105,158	24,159
	Aircastle Ltd.	1,071,907	24,075
	TAL International Group Inc.	591,043	24,073
*	Hub Group Inc. Class A	611,843	24,039
	Werner Enterprises Inc.	756,026	23,747
*,^ NeuStar Inc. Class A		963,130	23,712
*	Headwaters Inc.	1,288,849	23,638
	Brink's Co.	851,461	23,526
*	PHH Corp.	967,435	23,383
*	TriMas Corp.	754,386	23,228

*	Benchmark Electronics Inc.	952,941	22,899
	Brady Corp. Class A	802,461	22,702
*	Itron Inc.	620,004	22,636
*	GenCorp Inc.	972,832	22,560
	Granite Construction Inc.	635,631	22,336
^	Outerwall Inc.	335,107	22,157
	Heartland Express Inc.	925,814	21,997
*	Meritor Inc.	1,738,193	21,919
	Apogee Enterprises Inc.	486,772	21,029
	Tennant Co.	321,084	20,989
	Insperity Inc.	399,754	20,903
*	MasTec Inc.	1,083,000	20,902
*,^ TASER International Inc.		866,220	20,885
	Albany International Corp.	524,063	20,832
	Kaman Corp.	490,221	20,800
*	ExlService Holdings Inc.	556,512	20,702
	AAR Corp.	671,564	20,617
*	Veeco Instruments Inc.	674,148	20,595
*	LifeLock Inc.	1,452,998	20,502
	AZZ Inc.	437,758	20,395
	MTS Systems Corp.	268,056	20,278
	Exponent Inc.	221,088	19,655
*	Nortek Inc.	221,865	19,580
	TimkenSteel Corp.	731,297	19,357
*	UTi Worldwide Inc.	1,572,523	19,342
*	Saia Inc.	432,624	19,165
*	Imperva Inc.	448,587	19,155
	Universal Forest Products Inc.	343,171	19,039
*	Atlas Air Worldwide Holdings Inc.	440,774	18,962
*	FARO Technologies Inc.	304,451	18,916
*	AMN Healthcare Services Inc.	816,588	18,839
*	Astronics Corp.	254,979	18,792
	Cubic Corp.	362,725	18,778
	Standex International Corp.	225,069	18,485
*	TrueBlue Inc.	742,313	18,075
	US Ecology Inc.	360,420	18,010
*	II-VI Inc.	971,974	17,943
	ESCO Technologies Inc.	453,198	17,666
	Greif Inc. Class A	445,516	17,495
*	Sykes Enterprises Inc.	694,134	17,249
	AAON Inc.	694,285	17,031
	John Bean Technologies Corp.	476,300	17,013
	CIRCOR International Inc.	310,455	16,982
*	Wabash National Corp.	1,200,144	16,922
	Federal Signal Corp.	1,071,683	16,922
	Sturm Ruger & Co. Inc.	338,982	16,824
	Sun Hydraulics Corp.	405,567	16,774
*	M/A-COM Technology Solutions Holdings Inc.	433,425	16,149
*	Tutor Perini Corp.	686,162	16,022
	Advanced Drainage Systems Inc.	521,182	15,604
	ArcBest Corp.	410,672	15,560
	Lindsay Corp.	203,608	15,525
*	Wesco Aircraft Holdings Inc.	1,011,662	15,499
	Multi-Color Corp.	218,839	15,172
	ManTech International Corp. Class A	432,449	14,677
	McGrath RentCorp	444,869	14,641
	Badger Meter Inc.	238,044	14,268

	General Cable Corp.	821,381	14,152
	Astec Industries Inc.	325,323	13,950
*	Team Inc.	355,685	13,865
	H&E Equipment Services Inc.	551,601	13,785
	Materion Corp.	356,754	13,710
	Raven Industries Inc.	669,186	13,692
*	ICF International Inc.	331,238	13,531
	Comfort Systems USA Inc.	635,161	13,364
	Quanex Building Products Corp.	668,214	13,191
	Griffon Corp.	756,094	13,179
*	Thermon Group Holdings Inc.	541,229	13,027
*	Roadrunner Transportation Systems Inc.	501,260	12,667
*	Newport Corp.	661,426	12,607
	Encore Wire Corp.	332,368	12,590
*	RPX Corp.	868,528	12,498
	Altra Industrial Motion Corp.	445,796	12,322
	Textainer Group Holdings Ltd.	410,688	12,317
*	American Woodmark Corp.	222,937	12,201
	AVX Corp.	851,879	12,156
*	Rofin-Sinar Technologies Inc.	496,209	12,023
*	Aegion Corp. Class A	661,612	11,942
*,^ Smith & Wesson Holding Corp.		928,282	11,817
*	MYR Group Inc.	371,279	11,636
	Resources Connection Inc.	647,827	11,337
*	Navigant Consulting Inc.	871,241	11,291
	HEICO Corp.	183,907	11,231
	Primoris Services Corp.	643,414	11,060
*	Fabrinet	567,865	10,784
	Celadon Group Inc.	393,626	10,715
	Quad/Graphics Inc.	464,233	10,668
	Hyster-Yale Materials Handling Inc.	145,454	10,660
	Kforce Inc.	470,806	10,504
	Cass Information Systems Inc.	186,902	10,493
*	Continental Building Products Inc.	463,769	10,477
*	Air Transport Services Group Inc.	1,124,504	10,368
	Alamo Group Inc.	159,398	10,063
	CTS Corp.	553,651	9,960
	Kadant Inc.	188,546	9,919
*	Monster Worldwide Inc.	1,530,290	9,702
	Marten Transport Ltd.	416,831	9,671
	Gorman-Rupp Co.	313,321	9,384
*	YRC Worldwide Inc.	521,338	9,363
	Viad Corp.	335,705	9,339
*	Aerovironment Inc.	352,069	9,333
*	Lydall Inc.	287,286	9,113
*	NCI Building Systems Inc.	523,177	9,041
*	PGT Inc.	801,588	8,958
	Acacia Research Corp.	837,147	8,957
*	Engility Holdings Inc.	296,368	8,903
*	US Concrete Inc.	262,142	8,881
	Columbus McKinnon Corp.	328,880	8,860
*	Global Cash Access Holdings Inc.	1,149,609	8,760
*	Echo Global Logistics Inc.	321,050	8,752
	Kelly Services Inc. Class A	500,952	8,737
*	TTM Technologies Inc.	966,109	8,705
	TeleTech Holdings Inc.	339,613	8,643
*	GP Strategies Corp.	233,269	8,631

Douglas Dynamics Inc.	375,981	8,587
* Rentrak Corp.	152,919	8,496
American Railcar Industries Inc.	169,298	8,419
LB Foster Co. Class A	173,598	8,242
* Gibraltar Industries Inc.	497,883	8,170
* Patrick Industries Inc.	129,528	8,066
Park-Ohio Holdings Corp.	152,630	8,039
* GrafTech International Ltd.	2,051,850	7,982
* Kimball Electronics Inc.	557,228	7,879
* DXP Enterprises Inc.	177,712	7,835
NN Inc.	310,052	7,776
* Paylocity Holding Corp.	270,703	7,753
Checkpoint Systems Inc.	697,608	7,548
Park Electrochemical Corp.	347,333	7,489
Myers Industries Inc.	419,616	7,356
* CAI International Inc.	298,460	7,333
* CBIZ Inc.	776,760	7,247
Heidrick & Struggles International Inc.	293,928	7,225
* Era Group Inc.	340,079	7,087
* Installed Building Products Inc.	319,766	6,958
Schnitzer Steel Industries Inc.	438,512	6,955
American Science & Engineering Inc.	140,124	6,846
FreightCar America Inc.	214,411	6,739
Daktronics Inc.	612,438	6,620
* Dice Holdings Inc.	740,462	6,605
Argan Inc.	180,219	6,519
* GSI Group Inc.	482,731	6,430
Insteel Industries Inc.	297,269	6,430
Ennis Inc.	436,851	6,168
* Covenant Transportation Group Inc. Class A	185,534	6,152
* ARC Document Solutions Inc.	663,858	6,127
* Landec Corp.	439,138	6,126
* Great Lakes Dredge & Dock Corp.	1,004,309	6,036
Global Brass & Copper Holdings Inc.	387,534	5,987
* Builders FirstSource Inc.	895,051	5,970
Landauer Inc.	168,878	5,934
VSE Corp.	71,755	5,875
* Bazaarvoice Inc.	1,024,258	5,787
* Cross Country Healthcare Inc.	478,449	5,674
* Mistras Group Inc.	290,115	5,588
* Lionbridge Technologies Inc.	969,222	5,544
Black Box Corp.	261,785	5,479
* Power Solutions International Inc.	84,893	5,458
Powell Industries Inc.	161,355	5,449
Barrett Business Services Inc.	125,022	5,356
NVE Corp.	75,206	5,183
Kimball International Inc. Class B	478,908	5,019
* Furmanite Corp.	634,681	5,008
* CRA International Inc.	160,733	5,002
* EnerNOC Inc.	438,329	4,997
* PowerSecure International Inc.	375,634	4,943
* Quality Distribution Inc.	462,535	4,778
* Ply Gem Holdings Inc.	365,798	4,755
Eagle Bulk Shipping Inc.	639,843	4,728
* Ducommun Inc.	178,420	4,621
* Kratos Defense & Security Solutions Inc.	805,752	4,456
* InnerWorkings Inc.	661,185	4,443

*	Stock Building Supply Holdings Inc.	239,613	4,327
	CECO Environmental Corp.	406,544	4,313
*	Orion Marine Group Inc.	482,550	4,275
	Graham Corp.	174,711	4,188
*,^ Maxwell Technologies Inc.		500,489	4,034
*	Vicor Corp.	264,884	4,026
	Universal Truckload Services Inc.	155,803	3,923
*	Northwest Pipe Co.	167,280	3,839
	NACCO Industries Inc. Class A	71,825	3,806
*	AEP Industries Inc.	68,682	3,780
*,^ Capstone Turbine Corp.		5,769,517	3,750
	Global Power Equipment Group Inc.	279,351	3,687
	Miller Industries Inc.	149,815	3,670
	Mesa Laboratories Inc.	49,780	3,594
*	Franklin Covey Co.	185,605	3,575
*	USA Truck Inc.	128,180	3,549
*	PAM Transportation Services Inc.	61,693	3,533
*	Sparton Corp.	142,983	3,503
*	Volt Information Sciences Inc.	295,343	3,473
	Electro Rent Corp.	304,296	3,451
	Hurco Cos. Inc.	103,360	3,404
	Hardinge Inc.	280,950	3,259
*	ServiceSource International Inc.	1,036,504	3,213
	CDI Corp.	227,000	3,189
	Allied Motion Technologies Inc.	95,612	3,173
*	Casella Waste Systems Inc. Class A	575,417	3,165
*,^ Blue Bird Corp.		302,852	3,104
	Universal Technical Institute Inc.	321,805	3,089
*	Vishay Precision Group Inc.	187,891	2,993
*	Norcraft Cos. Inc.	116,974	2,991
	Dynamic Materials Corp.	234,195	2,991
*	Kemet Corp.	718,687	2,975
	LSI Industries Inc.	364,005	2,967
*	Accuride Corp.	620,313	2,891
	Bel Fuse Inc. Class B	151,555	2,884
*	Xerium Technologies Inc.	176,654	2,865
	Twin Disc Inc.	161,862	2,860
*	Multi-Fineline Electronix Inc.	155,119	2,834
*	Control4 Corp.	236,309	2,831
*	Patriot National Inc.	212,461	2,698
*	Commercial Vehicle Group Inc.	417,626	2,690
	Houston Wire & Cable Co.	262,955	2,559
	Electro Scientific Industries Inc.	412,108	2,547
	Richardson Electronics Ltd.	271,503	2,438
	ModusLink Global Solutions Inc.	627,988	2,418
*	Planar Systems Inc.	383,134	2,410
*,^ MicroVision Inc.		700,075	2,401
*	SL Industries Inc.	53,878	2,303
	Spartan Motors Inc.	458,158	2,222
*	UFP Technologies Inc.	97,393	2,219
*	Magnetek Inc.	57,476	2,214
*	Intevac Inc.	352,939	2,167
*	Hill International Inc.	601,774	2,160
*,^ Manitex International Inc.		221,098	2,151
*	Ameresco Inc. Class A	288,977	2,138
*	Willdan Group Inc.	133,981	2,122
*	CUI Global Inc.	361,057	2,116

*,^ ExOne Co.		153,900	2,101
*	Cenveo Inc.	980,168	2,098
*	LMI Aerospace Inc.	169,718	2,072
*	TRC Cos. Inc.	240,662	2,002
	United States Lime & Minerals Inc.	31,038	2,002
*	Heritage-Crystal Clean Inc.	167,922	1,965
*	Willis Lease Finance Corp.	105,689	1,964
	Perceptron Inc.	144,801	1,956
*	Neff Corp. Class A	184,300	1,943
	Crawford & Co. Class B	219,434	1,896
	Eastern Co.	92,600	1,858
*	PRGX Global Inc.	461,754	1,856
*	Lawson Products Inc.	78,107	1,813
*	Hudson Technologies Inc.	428,601	1,787
*	General Finance Corp.	220,467	1,779
*	Summit Materials Inc. Class A	80,261	1,778
	Supreme Industries Inc. Class A	225,997	1,770
*	PFSweb Inc.	156,382	1,719
*	Layne Christensen Co.	338,951	1,698
*,^ Research Frontiers Inc.		277,699	1,694
*	Sharps Compliance Corp.	266,460	1,692
*	Rubicon Technology Inc.	425,933	1,678
	Information Services Group Inc.	419,236	1,673
*,^ Energous Corp.		176,351	1,665
*	Yodlee Inc.	123,456	1,662
	Crawford & Co. Class A	217,594	1,643
*	Inovalon Holdings Inc. Class A	54,323	1,641
	National Research Corp. Class A	109,276	1,574
*,^ Energy Recovery Inc.		597,282	1,547
*	Orion Energy Systems Inc.	453,341	1,424
*,^ AM Castle & Co.		371,519	1,356
*	StarTek Inc.	181,371	1,351
*	CPI Aerostructures Inc.	110,173	1,344
*	Sterling Construction Co. Inc.	295,987	1,338
*	Higher One Holdings Inc.	545,425	1,320
*	Hudson Global Inc.	474,977	1,297
*	PMFG Inc.	272,566	1,267
	International Shipholding Corp.	103,961	1,259
*	Adept Technology Inc.	203,172	1,250
*	Rand Logistics Inc.	377,273	1,226
*	Radiant Logistics Inc.	228,161	1,182
*	Mattersight Corp.	189,880	1,177
*	Frequency Electronics Inc.	84,389	1,177
*	CyberOptics Corp.	116,386	1,172
*	Viasystems Group Inc.	64,852	1,134
	Omega Flex Inc.	44,518	1,120
*	Broadwind Energy Inc.	218,314	1,092
*	API Technologies Corp.	524,668	1,086
*,^ Nuverra Environmental Solutions Inc.		304,361	1,084
*,^ Vertex Energy Inc.		287,658	1,064
*	Arotech Corp.	334,820	1,041
*	Planet Payment Inc.	540,471	1,027
*	Napco Security Technologies Inc.	175,926	1,019
*,^ Odyssey Marine Exploration Inc.		1,346,953	943
	MOCON Inc.	55,414	927
*	Synthesis Energy Systems Inc.	888,787	924
*	Innovative Solutions & Support Inc.	238,921	908

*,^ ClearSign Combustion Corp.		169,702	898
	Espey Manufacturing & Electronics Corp.	30,766	897
*	Key Technology Inc.	67,325	858
	Hubbell Inc. Class A	7,600	804
*	Gencor Industries Inc.	78,153	782
*	Fuel Tech Inc.	249,091	780
*	Aspen Aerogels Inc.	107,000	779
*	Iteris Inc.	417,153	759
	Lincoln Educational Services Corp.	330,578	754
*	Patriot Transportation Holding Inc.	30,073	751
*	Ballantyne Strong Inc.	158,547	718
*	American Superconductor Corp.	105,786	681
*	BlueLinx Holdings Inc.	597,002	645
*	Tecumseh Products Co.	226,747	642
*	UQM Technologies Inc.	574,458	632
*	Transcat Inc.	64,149	625
*,^ Revolution Lighting Technologies Inc.		562,617	625
*	Integrated Electrical Services Inc.	70,864	624
*	Goldfield Corp.	311,541	604
	National Research Corp. Class B	18,770	601
*	Astrotech Corp.	192,545	597
	Air Industries Group	59,266	591
*	Perma-Fix Environmental Services	144,397	557
*	Active Power Inc.	244,883	536
*,^ Erickson Inc.		123,800	535
*	MFRI Inc.	85,003	531
*	Wireless Telecom Group Inc.	203,251	528
*	Ultralife Corp.	130,401	520
*	Versar Inc.	164,937	516
*	eMagin Corp.	207,964	507
*	CTPartners Executive Search Inc.	100,659	504
*	Breeze-Eastern Corp.	46,956	483
*	Marathon Patent Group Inc.	82,300	478
	RF Industries Ltd.	116,048	475
*	Echelon Corp.	494,283	470
	SIFCO Industries Inc.	19,738	430
*	ENGlobal Corp.	236,848	393
*	Turtle Beach Corp.	191,477	356
	Chicago Rivet & Machine Co.	11,046	354
*	Essex Rental Corp.	267,252	353
*,^ Spherix Inc.		391,700	328
*	Swisher Hygiene Inc.	175,208	324
	Sypris Solutions Inc.	141,883	319
*	American Electric Technologies Inc.	72,950	307
	AMCON Distributing Co.	3,767	299
*	IEC Electronics Corp.	78,991	295
*	NV5 Holdings Inc.	17,400	285
*	Air T Inc.	10,902	268
*,^ Document Security Systems Inc.		712,106	256
*,^ Lightbridge Corp.		201,745	250
*,^ Metalico Inc.		674,835	250
*	Pioneer Power Solutions Inc.	26,639	240
*	Asure Software Inc.	38,446	221
*	Industrial Services of America Inc.	48,929	217
*	SigmaTron International Inc.	30,172	215
*	AMREP Corp.	41,386	213
*	Image Sensing Systems Inc.	88,473	204

*	Onvia Inc.	44,738	204
	Bel Fuse Inc. Class A	10,580	194
*	Professional Diversity Network Inc.	36,596	183
*	Video Display Corp.	75,730	180
*	Sevcon Inc.	21,782	174
*	American DG Energy Inc.	324,240	156
	EnviroStar Inc.	47,800	142
*	Appliance Recycling Centers of America Inc.	68,719	141
*	Continental Materials Corp.	7,139	125
*	Taylor Devices Inc.	9,815	118
*	Cartesian Inc.	32,994	116
*	LightPath Technologies Inc. Class A	114,699	113
	Ecology and Environment Inc.	12,490	111
*	NXT-ID Inc.	36,239	107
*	Coast Distribution System Inc.	28,187	97
*	Luna Innovations Inc.	70,907	96
*	DLH Holdings Corp.	47,352	94
*	Nortech Systems Inc.	17,942	88
*	Quest Resource Holding Corp.	66,950	84
*	Huttig Building Products Inc.	28,125	80
*	Overseas Shipholding Group Inc. Class B	18,048	74
*	Advanced Photonix Inc. Class A	164,078	66
*	Micronet Enertec Technologies Inc.	19,850	56
	Vicon Industries Inc.	29,860	51
*	AeroCentury Corp.	3,772	50
*	IntriCon Corp.	5,317	43
	WSI Industries Inc.	6,300	37
	Art's-Way Manufacturing Co. Inc.	7,669	36
*	Servotronics Inc.	4,914	34
*	Command Security Corp.	9,727	19
*	ZBB Energy Corp.	28,062	16
*	Sutron Corp.	2,653	13
*	Tel-Instrument Electronics Corp.	1,900	12
*	Avalon Holdings Corp. Class A	2,726	8
*	Tecogen Inc.	1,346	7
*	Electro-Sensors Inc.	1,300	5
*	Applied DNA Sciences Inc.	593	2
*	JetPay Corp.	400	1
*	Liquid Holdings Group Inc.	3,100	1
*	LGL GROUP Inc. Warrants Exp. 06/08/2018	3,000	—
			50,617,763
Oil & Gas (7.3%)
	Exxon Mobil Corp.	73,991,237	6,289,255
	Chevron Corp.	33,165,834	3,481,749
	Schlumberger Ltd.	22,510,279	1,878,258
	ConocoPhillips	21,717,225	1,352,114
	Kinder Morgan Inc.	30,056,167	1,264,162
	Occidental Petroleum Corp.	13,602,765	993,002
	EOG Resources Inc.	9,666,170	886,291
	Phillips 66	9,586,209	753,476
	Anadarko Petroleum Corp.	8,926,701	739,220
	Halliburton Co.	14,202,285	623,196
	Williams Cos. Inc.	11,856,847	599,838
	Valero Energy Corp.	9,076,431	577,443
	Marathon Petroleum Corp.	4,939,325	505,738
	Baker Hughes Inc.	7,652,533	486,548
	Pioneer Natural Resources Co.	2,622,573	428,817

	Spectra Energy Corp.	11,812,048	427,242
	Devon Energy Corp.	6,878,580	414,847
	Apache Corp.	6,634,177	400,240
	National Oilwell Varco Inc.	7,236,035	361,729
	Noble Energy Inc.	6,807,129	332,869
	Hess Corp.	4,731,081	321,098
	Marathon Oil Corp.	11,873,410	310,015
*	Cheniere Energy Inc.	3,754,152	290,571
*	Concho Resources Inc.	2,094,484	242,793
	EQT Corp.	2,668,879	221,170
	Cabot Oil & Gas Corp.	7,266,109	214,568
	Tesoro Corp.	2,218,184	202,498
	Cimarex Energy Co.	1,536,594	176,847
*	Southwestern Energy Co.	6,777,107	157,161
*	Cameron International Corp.	3,406,297	153,692
*	FMC Technologies Inc.	4,099,802	151,734
*	Weatherford International plc	12,258,885	150,784
	Chesapeake Energy Corp.	10,536,288	149,194
	Range Resources Corp.	2,822,338	146,874
	HollyFrontier Corp.	3,443,751	138,680
	Murphy Oil Corp.	2,964,699	138,155
	Helmerich & Payne Inc.	1,805,087	122,872
*	Whiting Petroleum Corp.	3,600,643	111,260
	OGE Energy Corp.	3,493,126	110,418
*	Dresser-Rand Group Inc.	1,341,997	107,829
*	Newfield Exploration Co.	2,800,922	98,284
	Oceaneering International Inc.	1,775,098	95,731
^	Transocean Ltd.	6,059,234	88,889
	Ensco plc Class A	4,127,550	86,967
	Energen Corp.	1,281,565	84,583
	Targa Resources Corp.	866,111	82,965
	Core Laboratories NV	767,644	80,211
*	First Solar Inc.	1,320,119	78,930
*	Diamondback Energy Inc.	989,061	75,999
*	Continental Resources Inc.	1,641,844	71,699
*	Gulfport Energy Corp.	1,501,954	68,955
	Nabors Industries Ltd.	4,843,279	66,111
	QEP Resources Inc.	3,163,752	65,964
	Western Refining Inc.	1,296,097	64,014
	Noble Corp. plc	4,448,685	63,527
	SemGroup Corp. Class A	762,295	62,005
	SM Energy Co.	1,184,916	61,236
	Superior Energy Services Inc.	2,674,307	59,744
*	Cobalt International Energy Inc.	5,982,646	56,297
	PBF Energy Inc. Class A	1,527,099	51,799
	Patterson-UTI Energy Inc.	2,434,809	45,714
	Denbury Resources Inc.	6,206,931	45,249
*	Dril-Quip Inc.	655,638	44,839
*,^ Antero Resources Corp.		1,215,240	42,922
*	Carrizo Oil & Gas Inc.	846,685	42,038
	California Resources Corp.	5,467,889	41,611
*,^ NOW Inc.		1,884,327	40,777
*,^ Ultra Petroleum Corp.		2,568,933	40,152
*	WPX Energy Inc.	3,585,530	39,190
	Rowan Cos. plc Class A	2,192,416	38,828
	Exterran Holdings Inc.	1,138,351	38,214
	Delek US Holdings Inc.	954,495	37,941

*	PDC Energy Inc.	694,962	37,556
*	Oil States International Inc.	929,350	36,960
	Bristow Group Inc.	584,208	31,810
*,^ Oasis Petroleum Inc.		2,153,414	30,622
	Atwood Oceanics Inc.	1,071,170	30,111
^	Diamond Offshore Drilling Inc.	1,118,529	29,965
*,^ SunPower Corp. Class A		921,070	28,839
*	Memorial Resource Development Corp.	1,533,461	27,204
*,^ Rice Energy Inc.		1,199,604	26,103
	Pattern Energy Group Inc. Class A	909,304	25,752
*,^ Laredo Petroleum Inc.		1,972,266	25,718
*	Matador Resources Co.	1,166,378	25,567
*	Helix Energy Solutions Group Inc.	1,664,456	24,900
*	Unit Corp.	888,294	24,854
*	Rosetta Resources Inc.	1,288,585	21,932
*	SEACOR Holdings Inc.	302,702	21,089
*	Forum Energy Technologies Inc.	1,073,362	21,038
*	MRC Global Inc.	1,684,454	19,961
*	Chart Industries Inc.	532,617	18,682
*	RSP Permian Inc.	732,486	18,451
*	Parsley Energy Inc. Class A	1,107,232	17,694
*	Synergy Resources Corp.	1,456,080	17,255
*	Bonanza Creek Energy Inc.	695,048	17,140
^	Tidewater Inc.	869,952	16,651
*	McDermott International Inc.	4,193,711	16,104
	Green Plains Inc.	553,290	15,796
*,^ SandRidge Energy Inc.		8,265,366	14,712
*	Stone Energy Corp.	943,466	13,850
	CVR Energy Inc.	317,716	13,522
*	Flotek Industries Inc.	905,659	13,349
	RPC Inc.	1,006,914	12,899
*	Newpark Resources Inc.	1,394,395	12,703
*,^ Sanchez Energy Corp.		929,338	12,091
*	Hornbeck Offshore Services Inc.	577,213	10,857
^	CARBO Ceramics Inc.	341,344	10,414
*,^ Magnum Hunter Resources Corp.		3,363,021	8,979
*	TETRA Technologies Inc.	1,438,377	8,889
*	C&J Energy Services Ltd.	774,820	8,624
*,^ Penn Virginia Corp.		1,252,060	8,113
*	Callon Petroleum Co.	1,083,332	8,093
*,^ Northern Oil and Gas Inc.		1,022,615	7,884
*	Matrix Service Co.	443,176	7,782
*,^ Triangle Petroleum Corp.		1,514,442	7,618
	Alon USA Energy Inc.	455,006	7,539
*,^ Plug Power Inc.		2,870,752	7,435
*	REX American Resources Corp.	122,176	7,430
*	Parker Drilling Co.	2,042,746	7,129
*,^ EP Energy Corp. Class A		670,060	7,022
*	Bill Barrett Corp.	838,313	6,958
*	Par Petroleum Corp.	293,537	6,813
	Tesco Corp.	594,004	6,754
*,^ Halcon Resources Corp.		4,164,412	6,413
*	Pioneer Energy Services Corp.	1,154,604	6,258
*	Contango Oil & Gas Co.	279,542	6,150
*	PHI Inc.	195,037	5,867
*	Abraxas Petroleum Corp.	1,773,940	5,765
^	Energy XXI Ltd.	1,581,491	5,757

*	Enphase Energy Inc.	431,588	5,693
*	Clayton Williams Energy Inc.	107,278	5,431
	Gulfmark Offshore Inc.	416,054	5,425
*,^ FuelCell Energy Inc.		4,043,552	5,054
	Panhandle Oil and Gas Inc. Class A	254,821	5,043
*	Basic Energy Services Inc.	717,729	4,974
^	EXCO Resources Inc.	2,715,765	4,970
*	Renewable Energy Group Inc.	534,001	4,924
	Civeo Corp.	1,904,479	4,837
*	ION Geophysical Corp.	2,137,379	4,638
	Gulf Island Fabrication Inc.	294,520	4,377
*	Key Energy Services Inc.	2,331,109	4,243
*,^ Approach Resources Inc.		631,824	4,164
*,^ Pacific Ethanol Inc.		385,204	4,156
*	Ring Energy Inc.	364,980	3,876
*	Natural Gas Services Group Inc.	200,919	3,862
*	Seventy Seven Energy Inc.	876,869	3,639
*	Geospace Technologies Corp.	218,714	3,611
*,^ Eclipse Resources Corp.		591,270	3,323
*,^ Rex Energy Corp.		889,834	3,310
*	Trecora Resources	269,419	3,287
*	Gastar Exploration Inc.	1,224,134	3,207
*,^ Solazyme Inc.		1,111,745	3,180
*,^ Goodrich Petroleum Corp.		887,364	3,150
^	W&T Offshore Inc.	595,719	3,044
^	Comstock Resources Inc.	800,374	2,857
*	Jones Energy Inc. Class A	313,881	2,819
*	VAALCO Energy Inc.	985,648	2,415
*	Dakota Plains Holdings Inc.	1,276,479	2,361
*	Willbros Group Inc.	712,355	2,358
*	PetroQuest Energy Inc.	977,368	2,248
	Adams Resources & Energy Inc.	32,683	2,197
^	Paragon Offshore plc	1,583,615	2,059
*,^ Isramco Inc.		14,962	1,882
*	Independence Contract Drilling Inc.	265,900	1,853
*	Green Brick Partners Inc.	205,928	1,704
*,^ Swift Energy Co.		758,888	1,639
	Dawson Geophysical Co.	378,690	1,617
	Evolution Petroleum Corp.	263,979	1,571
*	Warren Resources Inc.	1,371,765	1,221
*,^ Hercules Offshore Inc.		2,757,784	1,156
*	Aemetis Inc.	269,539	1,137
*,^ Amyris Inc.		471,488	1,132
*,^ Emerald Oil Inc.		1,469,271	1,087
*	FX Energy Inc.	858,886	1,074
*	Vantage Drilling Co.	3,192,159	1,045
*,^ Glori Energy Inc.		472,092	1,006
*	Mitcham Industries Inc.	217,080	999
*	Ideal Power Inc.	77,301	732
*	Zion Oil & Gas Inc.	416,549	725
*	Resolute Energy Corp.	1,241,103	699
*	Enservco Corp.	361,051	632
*,^ Midstates Petroleum Co. Inc.		616,599	524
*,^ CAMAC Energy Inc.		967,497	503
*	US Energy Corp. Wyoming	410,538	464
*,^ Miller Energy Resources Inc.		615,385	385
*	Magellan Petroleum Corp.	667,740	341

*,^ Gevo Inc.		1,658,554	333
*	Royale Energy Inc.	207,408	326
*	Harvest Natural Resources Inc.	708,487	317
*,^ Ascent Solar Technologies Inc.		281,927	316
*,^ PEDEVCO Corp.		380,260	311
*	Superior Drilling Products Inc.	97,196	299
*,^ MagneGas Corp.		309,622	246
*	PrimeEnergy Corp.	4,540	241
*	Forbes Energy Services Ltd.	233,570	241
*	SAExploration Holdings Inc.	65,485	224
*,^ GreenHunter Resources Inc.		290,400	203
*	Yuma Energy Inc.	183,176	187
*,^ Real Goods Solar Inc. Class A		687,859	185
^	ZaZa Energy Corp.	62,085	101
*	American Eagle Energy Corp.	556,864	100
*	STR Holdings Inc.	68,527	98
*,^ Ocean Power Technologies Inc.		130,689	63
*	Lilis Energy Inc.	62,233	61
*	PHI Inc.	1,675	50
*,^ Torchlight Energy Resources Inc.		143,668	46
*	Tengasco Inc.	177,040	40
*	Mexco Energy Corp.	6,850	39
*	PostRock Energy Corp.	21,558	39
*	Blue Earth Inc.	36,868	33
*	FieldPoint Petroleum Corp.	26,809	27
*	Escalera Resources Co.	32,501	11
*	Amec Foster Wheeler plc ADR	803	11
*	Barnwell Industries Inc.	16	—
			29,431,063
Other (0.0%) [2]
*	Leap Wireless International Inc CVR	872,848	2,200
*	Furiex Pharmaceuticals Inc. CVR	119,591	1,168
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121
*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^ Cubist Pharmaceuticals, Inc. CVR		511,822	67
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	—
			4,159
Technology (15.6%)
	Apple Inc.	102,728,061	12,782,453
	Microsoft Corp.	130,224,808	5,294,290
*	Facebook Inc. Class A	37,465,669	3,080,240
*	Google Inc. Class C	5,136,095	2,814,580
	International Business Machines Corp.	17,430,596	2,797,611
*	Google Inc. Class A	5,031,157	2,790,783
	Intel Corp.	83,536,977	2,612,201
	Oracle Corp.	58,087,066	2,506,457
	Cisco Systems Inc.	90,025,904	2,477,963
	QUALCOMM Inc.	29,086,549	2,016,861
	Texas Instruments Inc.	18,478,767	1,056,708
	Hewlett-Packard Co.	32,217,718	1,003,904
	EMC Corp.	35,869,717	916,830
*	salesforce.com inc	10,566,878	705,973
*	Cognizant Technology Solutions Corp. Class A	10,730,401	669,470

*	Yahoo! Inc.	15,023,197	667,556
*	Adobe Systems Inc.	8,341,099	616,741
	Avago Technologies Ltd. Class A	4,520,073	573,959
*	Micron Technology Inc.	18,992,438	515,265
	Corning Inc.	22,451,562	509,201
	Applied Materials Inc.	21,647,091	488,358
	Intuit Inc.	4,643,403	450,224
*	Twitter Inc.	8,946,066	448,019
	Broadcom Corp. Class A	9,548,212	413,390
*	Cerner Corp.	5,390,942	394,940
	Western Digital Corp.	3,881,535	353,258
	Analog Devices Inc.	5,518,237	347,649
	Skyworks Solutions Inc.	3,360,169	330,271
	Seagate Technology plc	5,493,603	285,832
	Symantec Corp.	12,074,843	282,129
*	Red Hat Inc.	3,251,668	246,314
	SanDisk Corp.	3,756,705	239,002
*	Autodesk Inc.	3,992,255	234,106
	Motorola Solutions Inc.	3,468,770	231,263
	Altera Corp.	5,349,553	229,549
*	Catamaran Corp.	3,651,438	217,407
*	Akamai Technologies Inc.	2,972,391	211,174
*	Qorvo Inc.	2,616,847	208,563
	Linear Technology Corp.	4,213,805	197,206
	Lam Research Corp.	2,804,666	196,986
	Xilinx Inc.	4,604,178	194,757
	NetApp Inc.	5,487,551	194,589
	NVIDIA Corp.	9,073,940	189,872
*	ServiceNow Inc.	2,349,848	185,121
*	Citrix Systems Inc.	2,828,029	180,626
	CA Inc.	5,468,912	178,341
*	Palo Alto Networks Inc.	1,202,661	175,685
	Maxim Integrated Products Inc.	4,985,191	173,534
	KLA-Tencor Corp.	2,866,952	167,115
	Microchip Technology Inc.	3,349,782	163,804
	Computer Sciences Corp.	2,478,884	161,822
	Juniper Networks Inc.	6,847,864	154,625
*	Workday Inc. Class A	1,809,821	152,767
*	F5 Networks Inc.	1,277,206	146,802
	Harris Corp.	1,841,226	145,015
*	ANSYS Inc.	1,619,283	142,805
*	VeriSign Inc.	2,086,043	139,702
	CDK Global Inc.	2,832,482	132,447
*	Synopsys Inc.	2,763,421	128,002
*	Gartner Inc.	1,466,892	122,999
*	VMware Inc. Class A	1,488,056	122,035
*	Teradata Corp.	2,685,830	118,553
*,^ SunEdison Inc.		4,521,853	108,524
*	Splunk Inc.	1,810,444	107,178
	Marvell Technology Group Ltd.	7,235,753	106,366
*	Rackspace Hosting Inc.	2,017,165	104,066
	Garmin Ltd.	2,017,773	95,885
*	Cadence Design Systems Inc.	5,113,038	94,284
*	ON Semiconductor Corp.	7,665,923	92,834
	IAC/InterActiveCorp	1,360,424	91,788
	Brocade Communications Systems Inc.	7,562,123	89,725
*	Fortinet Inc.	2,456,330	85,849

*	Informatica Corp.	1,906,911	83,628
*	NCR Corp.	2,803,572	82,733
	Pitney Bowes Inc.	3,518,369	82,048
*	athenahealth Inc.	671,425	80,161
*	Ultimate Software Group Inc.	471,462	80,127
	SS&C Technologies Holdings Inc.	1,261,907	78,617
	CDW Corp.	2,107,195	78,472
*	Freescale Semiconductor Ltd.	1,884,798	76,824
	Cypress Semiconductor Corp.	5,349,844	75,486
*	Tableau Software Inc. Class A	783,422	72,482
	Teradyne Inc.	3,819,623	72,000
*,^ Cree Inc.		1,982,918	70,374
*	PTC Inc.	1,929,630	69,795
	DST Systems Inc.	614,375	68,017
*	Tyler Technologies Inc.	559,327	67,416
*,^ FireEye Inc.		1,716,530	67,374
*	Manhattan Associates Inc.	1,318,759	66,742
*	ARRIS Group Inc.	2,281,221	65,916
*	VeriFone Systems Inc.	1,879,210	65,566
*	Verint Systems Inc.	1,057,048	65,463
*	Nuance Communications Inc.	4,549,803	65,290
*	Cavium Inc.	919,012	65,084
*	Ingram Micro Inc.	2,579,590	64,799
*	Guidewire Software Inc.	1,224,447	64,418
	Solera Holdings Inc.	1,200,852	62,036
*	Aspen Technology Inc.	1,588,564	61,144
*	Microsemi Corp.	1,674,441	59,275
*	SolarWinds Inc.	1,127,978	57,798
	Atmel Corp.	6,936,414	57,087
*	NetSuite Inc.	611,322	56,706
	Leidos Holdings Inc.	1,305,197	54,766
*	Riverbed Technology Inc.	2,594,923	54,260
*	JDS Uniphase Corp.	4,067,258	53,362
*	Synaptics Inc.	647,614	52,654
*	Integrated Device Technology Inc.	2,614,333	52,339
	j2 Global Inc.	796,816	52,335
*	CommScope Holding Co. Inc.	1,821,629	51,989
*	AOL Inc.	1,301,781	51,564
*,^ 3D Systems Corp.		1,857,203	50,924
	Fair Isaac Corp.	563,187	49,966
*	Qlik Technologies Inc.	1,568,532	48,828
	Lexmark International Inc. Class A	1,083,642	45,881
*	ViaSat Inc.	756,253	45,080
*	Aruba Networks Inc.	1,814,503	44,437
*	Medidata Solutions Inc.	905,940	44,427
*	Infinera Corp.	2,240,461	44,070
*	EPAM Systems Inc.	716,911	43,939
*	ACI Worldwide Inc.	2,022,265	43,802
	Mentor Graphics Corp.	1,702,662	40,915
*	EchoStar Corp. Class A	779,280	40,304
	SYNNEX Corp.	521,122	40,257
	Plantronics Inc.	755,330	39,995
*	Finisar Corp.	1,834,221	39,142
*	Tech Data Corp.	673,858	38,929
	Blackbaud Inc.	816,363	38,679
	Advent Software Inc.	867,979	38,287
*	Fairchild Semiconductor International Inc. Class A	2,079,362	37,803

*	CACI International Inc. Class A	419,608	37,731
*	Dealertrack Technologies Inc.	978,069	37,675
*	Cirrus Logic Inc.	1,107,913	36,849
*	Ciena Corp.	1,875,343	36,213
	Science Applications International Corp.	704,853	36,194
	Diebold Inc.	1,018,604	36,120
*	Allscripts Healthcare Solutions Inc.	2,987,592	35,732
*,^ Arista Networks Inc.		498,080	35,130
*	Electronics For Imaging Inc.	827,693	34,556
*	Proofpoint Inc.	574,972	34,050
*	Silicon Laboratories Inc.	669,904	34,011
*	Entegris Inc.	2,482,489	33,985
	Tessera Technologies Inc.	837,805	33,747
	Monolithic Power Systems Inc.	640,692	33,732
	InterDigital Inc.	651,352	33,050
*	Demandware Inc.	542,086	33,013
	Intersil Corp. Class A	2,302,629	32,974
	MKS Instruments Inc.	962,714	32,549
*	Polycom Inc.	2,411,047	32,308
*	Semtech Corp.	1,187,732	31,647
*	CommVault Systems Inc.	715,264	31,257
*	Envestnet Inc.	544,730	30,548
*	Rovi Corp.	1,667,794	30,371
*,^ Advanced Micro Devices Inc.		10,940,022	29,319
*	Synchronoss Technologies Inc.	599,231	28,439
*	Fleetmatics Group plc	627,720	28,153
*	IMS Health Holdings Inc.	1,030,725	27,902
*	PMC-Sierra Inc.	3,003,850	27,876
*	Dycom Industries Inc.	570,133	27,845
*	IGATE Corp.	646,244	27,569
*	MicroStrategy Inc. Class A	161,369	27,302
*	Syntel Inc.	526,967	27,260
*	OmniVision Technologies Inc.	1,032,887	27,237
*,^ NetScout Systems Inc.		609,441	26,724
*	Ellie Mae Inc.	475,867	26,320
*	Veeva Systems Inc. Class A	1,026,654	26,210
	Cogent Communications Holdings Inc.	735,704	25,992
	Power Integrations Inc.	493,503	25,702
	West Corp.	732,759	24,716
*	Cornerstone OnDemand Inc.	853,227	24,650
*	Rambus Inc.	1,934,622	24,328
*	Premier Inc. Class A	646,033	24,278
*	Progress Software Corp.	880,532	23,924
*	QLogic Corp.	1,542,399	22,735
*	LogMeIn Inc.	403,685	22,602
	Monotype Imaging Holdings Inc.	680,177	22,201
*	Super Micro Computer Inc.	660,915	21,949
*	Shutterstock Inc.	319,472	21,938
*	Zendesk Inc.	952,694	21,617
*	Kulicke & Soffa Industries Inc.	1,375,405	21,498
*	Infoblox Inc.	872,537	20,827
*	Qualys Inc.	448,022	20,824
*	ScanSource Inc.	509,574	20,714
*	Insight Enterprises Inc.	723,664	20,639
*	NETGEAR Inc.	623,224	20,492
*	Unisys Corp.	876,750	20,349
*	Cabot Microelectronics Corp.	404,152	20,195

*,^ Endurance International Group Holdings Inc.		1,054,728	20,103
*	Virtusa Corp.	478,278	19,791
*	MedAssets Inc.	1,041,114	19,594
*	SPS Commerce Inc.	289,887	19,451
*,^ InvenSense Inc.		1,272,939	19,361
*	Bottomline Technologies de Inc.	704,128	19,272
*	Cray Inc.	682,369	19,161
*	Diodes Inc.	656,608	18,753
	NIC Inc.	1,043,803	18,444
*	RealPage Inc.	906,353	18,254
*	Ruckus Wireless Inc.	1,396,835	17,977
	ADTRAN Inc.	957,268	17,872
	CSG Systems International Inc.	579,150	17,600
*	Advanced Energy Industries Inc.	670,493	17,205
*,^ Gogo Inc.		888,671	16,938
*	BroadSoft Inc.	502,649	16,819
*	Amkor Technology Inc.	1,890,723	16,705
*	Web.com Group Inc.	876,677	16,613
^	Ebix Inc.	545,837	16,583
*	Marketo Inc.	631,186	16,171
*	Loral Space & Communications Inc.	213,797	14,632
*	Ixia	1,179,053	14,302
^	Ubiquiti Networks Inc.	463,127	13,685
	Brooks Automation Inc.	1,156,767	13,453
	Pegasystems Inc.	614,335	13,362
*	Lattice Semiconductor Corp.	2,068,472	13,114
	Quality Systems Inc.	792,624	12,666
	Micrel Inc.	813,998	12,275
*	Interactive Intelligence Group Inc.	296,952	12,228
*	Harmonic Inc.	1,599,675	11,854
*	Perficient Inc.	571,627	11,827
*,^ Barracuda Networks Inc.		306,728	11,800
*,^ Nimble Storage Inc.		527,342	11,765
*	Callidus Software Inc.	900,617	11,420
*	RingCentral Inc. Class A	737,466	11,305
*,^ VASCO Data Security International Inc.		519,103	11,181
*	PROS Holdings Inc.	433,946	10,723
*	SunEdison Semiconductor Ltd.	403,658	10,422
	Computer Programs & Systems Inc.	189,099	10,261
*	Emulex Corp.	1,276,706	10,175
*	Cvent Inc.	361,653	10,141
*	Actua Corp.	644,192	9,979
	Integrated Silicon Solution Inc.	553,791	9,907
*	Inphi Corp.	543,041	9,682
*	Photronics Inc.	1,107,108	9,410
*	CalAmp Corp.	572,729	9,272
*	Internap Corp.	887,315	9,077
*	Mercury Systems Inc.	580,726	9,030
*	ePlus Inc.	103,787	9,022
	Epiq Systems Inc.	500,455	8,973
*	Intralinks Holdings Inc.	864,085	8,935
*	FormFactor Inc.	1,000,890	8,878
*	Blucora Inc.	647,756	8,848
*	LivePerson Inc.	864,270	8,846
	Inteliquent Inc.	557,286	8,772
*	RigNet Inc.	299,214	8,555
*	Tangoe Inc.	619,118	8,544

*	Textura Corp.	312,065	8,482
*	Exar Corp.	834,203	8,384
*	Xcerra Corp.	921,775	8,195
*	Ultratech Inc.	469,696	8,145
*	2U Inc.	316,889	8,106
	Comtech Telecommunications Corp.	275,755	7,983
*	PDF Solutions Inc.	444,782	7,970
*	Paycom Software Inc.	246,971	7,918
*,^ Intra-Cellular Therapies Inc.		331,407	7,914
*	Gigamon Inc.	371,303	7,886
*	SciQuest Inc.	464,915	7,871
*	ShoreTel Inc.	1,137,209	7,756
*	CEVA Inc.	362,943	7,738
	Forrester Research Inc.	206,322	7,589
	PC Connection Inc.	288,730	7,533
*	Premiere Global Services Inc.	771,461	7,375
*	MobileIron Inc.	761,763	7,054
*	Comverse Inc.	353,186	6,958
*	Nanometrics Inc.	407,597	6,856
*,^ HubSpot Inc.		170,792	6,815
*	Applied Micro Circuits Corp.	1,319,557	6,730
*	Q2 Holdings Inc.	317,423	6,710
*	Sonus Networks Inc.	832,833	6,563
*	Quantum Corp.	3,904,543	6,247
*,^ Benefitfocus Inc.		167,713	6,170
*	Rudolph Technologies Inc.	550,724	6,069
*	Calix Inc.	719,352	6,035
	Pericom Semiconductor Corp.	357,372	5,529
*	New Relic Inc.	158,653	5,505
*	Dot Hill Systems Corp.	1,031,082	5,465
*	Merge Healthcare Inc.	1,216,989	5,440
	IXYS Corp.	440,588	5,428
*	Vitesse Semiconductor Corp.	1,006,194	5,343
*	Silicon Graphics International Corp.	610,070	5,301
*,^ Violin Memory Inc.		1,327,544	5,005
*,^ Box Inc.		249,780	4,933
*	Mattson Technology Inc.	1,243,226	4,898
*	Extreme Networks Inc.	1,540,066	4,867
*,^ VirnetX Holding Corp.		781,840	4,761
*	Sigma Designs Inc.	591,539	4,750
*	Vectrus Inc.	185,703	4,734
*	Ciber Inc.	1,138,523	4,691
*	Entropic Communications Inc.	1,561,809	4,623
*	Axcelis Technologies Inc.	1,861,674	4,431
*	Immersion Corp.	474,737	4,358
*	Rally Software Development Corp.	275,275	4,319
	Cohu Inc.	392,856	4,298
*	Seachange International Inc.	542,990	4,262
*	Varonis Systems Inc.	165,737	4,253
	Alliance Fiber Optic Products Inc.	244,011	4,251
*	DSP Group Inc.	352,294	4,220
*,^ KEYW Holding Corp.		512,410	4,217
*	United Online Inc.	263,385	4,196
*	MaxLinear Inc.	510,811	4,153
*	Carbonite Inc.	287,769	4,115
*	Mavenir Systems Inc.	231,569	4,108
*,^ Castlight Health Inc. Class B		524,483	4,070

*,^ OPOWER Inc.		399,259	4,044
*	Brightcove Inc.	545,638	4,000
*	Zix Corp.	1,006,691	3,956
*	Datalink Corp.	328,080	3,950
*	Digi International Inc.	380,442	3,797
*,^ Rocket Fuel Inc.		410,397	3,776
*	Jive Software Inc.	718,314	3,685
*	ChannelAdvisor Corp.	375,418	3,638
*	KVH Industries Inc.	238,592	3,607
*	Boingo Wireless Inc.	476,266	3,591
	American Software Inc. Class A	349,984	3,577
*	Telenav Inc.	446,632	3,537
*	Procera Networks Inc.	374,328	3,515
*	Silver Spring Networks Inc.	392,364	3,508
*	Vocera Communications Inc.	353,199	3,504
*,^ A10 Networks Inc.		791,080	3,425
	Hackett Group Inc.	376,940	3,370
*	TeleCommunication Systems Inc. Class A	875,672	3,354
*	VOXX International Corp. Class A	356,358	3,264
*	Kopin Corp.	901,452	3,173
*	Limelight Networks Inc.	872,710	3,168
*	Model N Inc.	258,359	3,090
*	Applied Optoelectronics Inc.	221,006	3,068
	QAD Inc. Class A	126,042	3,050
*	Ultra Clean Holdings Inc.	414,109	2,961
*,^ Oclaro Inc.		1,485,551	2,941
*	Pendrell Corp.	2,228,562	2,897
*	Agilysys Inc.	292,386	2,877
	PC-Tel Inc.	352,924	2,823
*	Alpha & Omega Semiconductor Ltd.	307,662	2,741
*	Workiva Inc.	188,773	2,718
	Digimarc Corp.	120,382	2,642
*	Imprivata Inc.	183,106	2,563
*	Clearfield Inc.	171,948	2,548
*	EMCORE Corp.	449,964	2,448
*	Systemax Inc.	193,430	2,364
*,^ Park City Group Inc.		167,676	2,311
*	Imation Corp.	565,276	2,278
*	Rosetta Stone Inc.	299,205	2,277
*	Exa Corp.	191,587	2,276
*	Cascade Microtech Inc.	167,008	2,268
*	Marin Software Inc.	355,013	2,233
*	Novatel Wireless Inc.	453,032	2,184
*	NeoPhotonics Corp.	316,590	2,137
	TESSCO Technologies Inc.	85,591	2,111
*	Qumu Corp.	152,829	2,048
*	Icad Inc.	209,738	2,009
*	Numerex Corp. Class A	169,515	1,932
*,^ QuickLogic Corp.		990,202	1,911
*,^ Pixelworks Inc.		365,923	1,837
*	Rightside Group Ltd.	179,340	1,820
	Preformed Line Products Co.	43,037	1,813
*	ANADIGICS Inc.	1,332,349	1,812
*	Cinedigm Corp. Class A	1,115,699	1,807
*	Amtech Systems Inc.	154,931	1,732
*	GSI Technology Inc.	293,541	1,732
*	MoSys Inc.	815,591	1,713

	Computer Task Group Inc.	229,673	1,679
*	Key Tronic Corp.	155,460	1,673
*	Support.com Inc.	1,053,784	1,644
*,^ Mitek Systems Inc.		514,640	1,626
*	Audience Inc.	355,241	1,613
*,^ Millennial Media Inc.		1,106,722	1,605
*,^ Neonode Inc.		501,245	1,589
	Evolving Systems Inc.	180,534	1,572
	Concurrent Computer Corp.	233,786	1,480
*	Identiv Inc.	172,117	1,477
*	Hortonworks Inc.	61,763	1,472
*	Covisint Corp.	707,709	1,437
	Aware Inc.	322,917	1,421
*	AXT Inc.	527,724	1,420
*	Guidance Software Inc.	258,965	1,401
*,^ WidePoint Corp.		1,047,354	1,382
*	Amber Road Inc.	147,172	1,361
*	Radisys Corp.	608,554	1,308
*	USA Technologies Inc.	473,654	1,303
*	ID Systems Inc.	199,990	1,274
*	MRV Communications Inc.	171,205	1,258
*,^ ParkerVision Inc.		1,494,998	1,241
*	TransEnterix Inc.	422,459	1,238
*	Hutchinson Technology Inc.	459,595	1,227
*,^ Cyan Inc.		305,977	1,221
*	Aviat Networks Inc.	980,603	1,167
	NCI Inc. Class A	115,589	1,158
	TransAct Technologies Inc.	187,361	1,107
*	BSQUARE Corp.	230,653	1,082
*	Five9 Inc.	194,124	1,079
*	Edgewater Technology Inc.	156,976	1,074
*,^ MeetMe Inc.		568,043	1,057
*	LRAD Corp.	446,900	1,050
*	Datawatch Corp.	150,385	1,021
*	CVD Equipment Corp.	72,268	997
*	Westell Technologies Inc. Class A	696,943	913
*	Unwired Planet Inc.	1,587,406	908
*	Tremor Video Inc.	381,479	893
	ClearOne Inc.	82,813	883
*,^ Vringo Inc.		1,356,700	882
*	iPass Inc.	807,031	855
	Communications Systems Inc.	74,329	848
*	Borderfree Inc.	139,939	841
*	Innodata Inc.	306,390	809
*	RELM Wireless Corp.	123,863	756
*	eGain Corp.	227,199	750
*	FalconStor Software Inc.	476,855	739
*	NetSol Technologies Inc.	125,423	729
*	PAR Technology Corp.	170,416	714
*	Streamline Health Solutions Inc.	191,737	684
*,^ Resonant Inc.		90,940	643
*	Smith Micro Software Inc.	491,457	629
*	Aerohive Networks Inc.	137,063	611
*	Inuvo Inc.	284,417	589
*	Zhone Technologies Inc.	414,475	539
*	Intermolecular Inc.	324,109	532
	RCM Technologies Inc.	78,870	528

	GlobalSCAPE Inc.	145,197	497
*	GigOptix Inc.	386,346	467
	Astro-Med Inc.	33,167	464
*,^ Wave Systems Corp. Class A		669,672	462
*	Meru Networks Inc.	311,728	449
*	Netlist Inc.	768,374	446
*	Synacor Inc.	195,907	445
*,^ Crossroads Systems Inc.		173,721	441
*,^ ARC Group Worldwide Inc.		81,284	434
*	Xplore Technologies Corp.	65,450	416
*	GSE Systems Inc.	274,729	412
*	ARI Network Services Inc.	113,614	384
*,^ InterCloud Systems Inc.		168,688	371
	QAD Inc. Class B	16,778	336
*	Selectica Inc.	49,569	322
*	Ikanos Communications Inc.	107,844	303
*	inTEST Corp.	73,725	302
*,^ Superconductor Technologies Inc.		212,929	300
*	Data I/O Corp.	78,543	291
*,^ Infosonics Corp.		128,627	289
	Simulations Plus Inc.	43,495	267
*	Lantronix Inc.	138,633	251
*	BroadVision Inc.	38,059	230
*	Intellicheck Mobilisa Inc.	141,245	219
*	Aehr Test Systems	89,512	209
*	Sonic Foundry Inc.	17,228	167
*	Authentidate Holding Corp.	491,209	162
	SMTP Inc.	29,445	155
*	Acorn Energy Inc.	308,078	151
*	Mastech Holdings Inc.	15,394	140
*	Upland Software Inc.	15,457	108
	Optical Cable Corp.	27,126	107
*	Cover-All Technologies Inc.	90,520	91
*	Sysorex Global Holdings Corp.	69,139	77
*	Bridgeline Digital Inc.	146,103	72
*	ADDvantage Technologies Group Inc.	29,519	70
*	Interphase Corp.	45,795	69
*	xG Technology Inc.	234,549	65
	CSP Inc.	9,302	63
*	Trio Tech International	20,120	55
*	Qualstar Corp.	34,975	52
*	Daegis Inc.	62,544	41
*	Glowpoint Inc.	12,365	11
*	TigerLogic Corp.	1,500	1
			63,131,411
Telecommunications (2.0%)
	Verizon Communications Inc.	73,292,604	3,564,219
	AT&T Inc.	91,526,391	2,988,337
	CenturyLink Inc.	10,044,620	347,042
*	SBA Communications Corp. Class A	2,265,839	265,330
*	Level 3 Communications Inc.	4,725,483	254,420
*	T-Mobile US Inc.	4,970,920	157,528
	Frontier Communications Corp.	17,659,151	124,497
	Windstream Holdings Inc.	10,588,200	78,353
*	Sprint Corp.	13,984,447	66,286
	Telephone & Data Systems Inc.	1,615,337	40,222
*,^ Globalstar Inc.		7,051,844	23,483

	Consolidated Communications Holdings Inc.	849,355	17,327
*	Vonage Holdings Corp.	3,114,796	15,294
*	Iridium Communications Inc.	1,373,293	13,335
*	Cincinnati Bell Inc.	3,682,064	12,998
*	8x8 Inc.	1,511,741	12,699
	Shenandoah Telecommunications Co.	396,858	12,366
	Atlantic Tele-Network Inc.	173,429	12,005
*	inContact Inc.	1,010,880	11,018
*	United States Cellular Corp.	230,381	8,229
	EarthLink Holdings Corp.	1,816,253	8,064
*	GTT Communications Inc.	401,721	7,584
*	FairPoint Communications Inc.	403,761	7,106
	Spok Holdings Inc.	361,260	6,925
*	General Communication Inc. Class A	404,067	6,368
*	ORBCOMM Inc.	1,030,959	6,155
	IDT Corp. Class B	312,039	5,539
	Lumos Networks Corp.	361,497	5,516
*,^ Intelsat SA		405,249	4,863
*	Hawaiian Telcom Holdco Inc.	162,907	4,338
*	Straight Path Communications Inc. Class B	175,611	3,498
*	HC2 Holdings Inc.	281,302	3,080
*,^ Towerstream Corp.		1,020,029	2,203
	NTELOS Holdings Corp.	303,665	1,458
*	Alaska Communications Systems Group Inc.	805,051	1,352
*,^ Pacific DataVision Inc.		18,084	904
*	Alteva	91,123	660
*,^ Elephant Talk Communications Corp.		1,049,207	399
*	Otelco Inc. Class A	2,454	12
			8,101,012
Utilities (3.0%)
	Duke Energy Corp.	12,459,443	956,636
	NextEra Energy Inc.	7,805,060	812,117
	Dominion Resources Inc.	10,304,060	730,249
	Southern Co.	15,846,506	701,683
	Exelon Corp.	15,129,686	508,509
	American Electric Power Co. Inc.	8,598,561	483,669
	Sempra Energy	4,140,171	451,361
	PG&E Corp.	8,399,336	445,753
	PPL Corp.	11,681,261	393,191
	Public Service Enterprise Group Inc.	8,915,951	373,757
	Edison International	5,729,758	357,938
	Consolidated Edison Inc.	5,147,584	314,003
	Xcel Energy Inc.	8,890,205	309,468
	Eversource Energy	5,599,332	282,878
	FirstEnergy Corp.	7,396,334	259,316
	DTE Energy Co.	3,114,111	251,278
	NiSource Inc.	5,569,214	245,937
	Entergy Corp.	3,166,059	245,338
^	Wisconsin Energy Corp.	3,953,314	195,689
	Ameren Corp.	4,239,710	178,916
	ONEOK Inc.	3,661,940	176,652
	American Water Works Co. Inc.	3,139,246	170,179
	CMS Energy Corp.	4,806,365	167,790
*	Calpine Corp.	6,598,189	150,901
	NRG Energy Inc.	5,962,911	150,206
	CenterPoint Energy Inc.	7,326,805	149,540
	AES Corp.	11,265,941	144,767

	SCANA Corp.	2,263,948	124,495
	Alliant Energy Corp.	1,961,190	123,555
	Pinnacle West Capital Corp.	1,935,942	123,416
	Pepco Holdings Inc.	4,396,923	117,969
	AGL Resources Inc.	2,094,626	103,998
	ITC Holdings Corp.	2,723,781	101,951
	Integrys Energy Group Inc.	1,410,461	101,581
	UGI Corp.	3,024,161	98,557
	Atmos Energy Corp.	1,739,524	96,196
	Westar Energy Inc. Class A	2,400,642	93,049
	National Fuel Gas Co.	1,409,813	85,054
	Aqua America Inc.	3,145,490	82,884
	TECO Energy Inc.	4,089,293	79,332
	Questar Corp.	3,039,246	72,516
	Great Plains Energy Inc.	2,680,025	71,503
	Vectren Corp.	1,487,680	65,666
*	Dynegy Inc.	2,065,597	64,922
	Hawaiian Electric Industries Inc.	1,806,548	58,026
	Cleco Corp.	1,049,612	57,225
	IDACORP Inc.	885,387	55,664
	UIL Holdings Corp.	1,003,151	51,582
	WGL Holdings Inc.	903,549	50,960
	Piedmont Natural Gas Co. Inc.	1,377,200	50,832
	Portland General Electric Co.	1,365,574	50,649
	ALLETE Inc.	926,698	48,893
	Southwest Gas Corp.	824,849	47,981
	New Jersey Resources Corp.	1,493,350	46,383
	Black Hills Corp.	871,989	43,983
	NorthWestern Corp.	815,897	43,887
	PNM Resources Inc.	1,407,340	41,094
	ONE Gas Inc.	915,828	39,591
	Avista Corp.	1,070,550	36,591
	Laclede Group Inc.	706,723	36,198
	South Jersey Industries Inc.	597,238	32,418
	TerraForm Power Inc. Class A	874,918	31,943
	El Paso Electric Co.	772,872	29,864
	MGE Energy Inc.	624,183	27,664
	American States Water Co.	682,125	27,210
	Northwest Natural Gas Co.	497,398	23,850
	Ormat Technologies Inc.	609,412	23,170
	Empire District Electric Co.	872,484	21,655
	California Water Service Group	826,582	20,260
	Chesapeake Utilities Corp.	244,764	12,388
	Unitil Corp.	314,513	10,936
	SJW Corp.	295,204	9,125
	York Water Co.	280,678	6,815
	Atlantic Power Corp.	2,208,448	6,206
	Connecticut Water Service Inc.	168,549	6,123
	Middlesex Water Co.	236,947	5,393
*	Vivint Solar Inc.	414,879	5,037
	Delta Natural Gas Co. Inc.	191,073	3,716
	Genie Energy Ltd. Class B	440,146	3,499
*,^ Cadiz Inc.		250,866	2,573
	Gas Natural Inc.	231,032	2,301
	Artesian Resources Corp. Class A	102,984	2,203
*	Pure Cycle Corp.	228,140	1,150
	Spark Energy Inc. Class A	50,132	739

* US Geothermal Inc.			1,372,816	656
				12,290,798
Total Common Stocks (Cost $268,828,867)				401,570,440
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund	0.128%		3,898,523,672	3,898,524

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6,7]Fannie Mae Discount Notes	0.130%	4/27/15	30,000	29,998
[6,8] Federal Home Loan Bank Discount Notes	0.062%	4/29/15	10,000	9,999
[6,8] Federal Home Loan Bank Discount Notes	0.080%	5/8/15	20,000	19,998
[6,8] Federal Home Loan Bank Discount Notes	0.077%	5/20/15	16,000	15,998
[6,8] Federal Home Loan Bank Discount Notes	0.133%	7/31/15	50,000	49,977
				125,970
Total Temporary Cash Investments (Cost $4,024,494)				4,024,494
Total Investments (100.4%) (Cost $272,853,361)				405,594,934
Other Assets and Liabilities-Net (-0.4%)[4]				(1,647,846)
Net Assets (100%)				403,947,088

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,247,371,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,343,146,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $103,771,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $643,000 have been segregated as collateral for open equity swap contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Total Stock Market Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	401,566,205	69	4,166
Temporary Cash Investments	3,898,524	4,024,494	—
Futures Contracts—Assets[1]	1,388	—	—
Futures Contracts—Liabilities[1]	(17,199)	—	—
Swap Contracts—Assets	—	1,469	—
Swap Contracts—Liabilities	—	(133)	—
Total	405,448,918	4,025,899	4,166
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Total Stock Market Index Fund

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	3,735	1,924,272	5,356
E-mini Russell 2000 Index	June 2015	957	119,520	1,998
E-mini S&P 500 Index	June 2015	418	43,071	(309)
E-mini S&P MidCap Index	June 2015	240	36,475	640
				7,685

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2015, the fund had the following open total return swap contracts:

Total Stock Market Index Fund

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Ambac Financial Group Inc.	4/6/15	GSCM	1,945	(.568%)	(58)
Ambac Financial Group Inc.	4/6/15	GSCM	1,571	(.567%)	(47)
Ambac Financial Group Inc.	4/6/15	GSCM	524	(.569%)	(15)
Ambac Financial Group Inc.	4/6/15	GSCM	424	(.566%)	(13)
Empire State Realty Trust Inc.	5/11/15	GSCM	11,343	(.522%)	803
Empire State Realty Trust Inc.	6/2/15	GSCM	882	(.587%)	53
SLM Corp.	6/16/15	GSI	39,125	(.577%)	613
					1,336
1 GSCM— Goldman Sachs Bank USA.
GSI—Goldman Sachs International.

At March 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $544,000 in connection with amounts due to the fund for open swap contracts. After March 31, 2015, the counterparty posted additional collateral of $620,000 in connection with open total return swap contracts as of March 31, 2015.

E. At March 31, 2015, the cost of investment securities for tax purposes was $272,862,838,000. Net unrealized appreciation of investment securities for tax purposes was $132,732,096,000, consisting of unrealized gains of $141,918,512,000 on securities that had risen in value since their purchase and $9,186,416,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.6%)
EI du Pont de Nemours & Co.	3,312,543	236,748
Dow Chemical Co.	4,233,502	203,123
LyondellBasell Industries NV Class A	1,395,877	122,558
PPG Industries Inc.	497,518	112,210
Air Products & Chemicals Inc.	705,020	106,655
International Paper Co.	1,552,702	86,159
Freeport-McMoRan Inc.	3,808,245	72,166
Mosaic Co.	1,211,270	55,791
Nucor Corp.	1,168,209	55,525
CF Industries Holdings Inc.	175,186	49,697
Newmont Mining Corp.	1,828,718	39,702
Ashland Inc.	254,023	32,340
Celanese Corp. Class A	562,694	31,432
Alcoa Inc.	2,234,756	28,873
Albemarle Corp.	411,710	21,755
Avery Dennison Corp.	333,692	17,656
Eastman Chemical Co.	244,198	16,913
Huntsman Corp.	758,969	16,826
Reliance Steel & Aluminum Co.	271,182	16,564
CONSOL Energy Inc.	421,880	11,766
Peabody Energy Corp.	444	2
		1,334,461
Consumer Goods (11.0%)
Procter & Gamble Co.	9,885,030	809,979
PepsiCo Inc.	5,426,169	518,850
Altria Group Inc.	7,201,495	360,219
Ford Motor Co.	14,206,859	229,299
Mondelez International Inc. Class A	5,730,404	206,810
General Motors Co.	5,005,354	187,701
Kraft Foods Group Inc.	2,151,169	187,399
Kimberly-Clark Corp.	1,336,476	143,150
General Mills Inc.	2,212,061	125,203
Johnson Controls Inc.	2,403,580	121,237
Archer-Daniels-Midland Co.	2,319,481	109,943
Delphi Automotive plc	1,061,511	84,645
Reynolds American Inc.	1,168,207	80,501
Kellogg Co.	910,386	60,040
Whirlpool Corp.	285,453	57,679
ConAgra Foods Inc.	1,555,708	56,830
Dr Pepper Snapple Group Inc.	711,955	55,874
Clorox Co.	480,168	53,006
Genuine Parts Co.	533,319	49,700
* TRW Automotive Holdings Corp.	420,505	44,090
Tyson Foods Inc. Class A	1,120,597	42,919
Activision Blizzard Inc.	1,846,360	41,958
Coach Inc.	1,010,020	41,845
Bunge Ltd.	505,886	41,665
JM Smucker Co.	354,688	41,048

Molson Coors Brewing Co. Class B	533,310	39,705
Newell Rubbermaid Inc.	994,500	38,855
Campbell Soup Co.	748,324	34,834
Coca-Cola Enterprises Inc.	776,189	34,307
Lear Corp.	290,290	32,170
Energizer Holdings Inc.	227,569	31,416
Mattel Inc.	1,241,522	28,369
Stanley Black & Decker Inc.	287,509	27,417
PulteGroup Inc.	1,221,866	27,162
Hasbro Inc.	413,919	26,176
DR Horton Inc.	601,256	17,124
Lennar Corp. Class A	317,660	16,458
Avon Products Inc.	795,597	6,357
^ Pilgrim's Pride Corp.	191,230	4,320
Lennar Corp. Class B	1,431	59
		4,116,319
Consumer Services (7.7%)
Wal-Mart Stores Inc.	5,899,132	485,204
CVS Health Corp.	4,118,921	425,114
Walgreens Boots Alliance Inc.	3,188,608	270,011
McKesson Corp.	852,308	192,792
Target Corp.	2,334,275	191,574
Delta Air Lines Inc.	3,014,181	135,518
Kroger Co.	1,709,160	131,024
Time Warner Inc.	1,442,563	121,810
Cardinal Health Inc.	1,213,091	109,506
* United Continental Holdings Inc.	1,405,059	94,490
AmerisourceBergen Corp. Class A	761,314	86,539
Macy's Inc.	1,262,603	81,956
Sysco Corp.	2,168,221	81,807
Carnival Corp.	1,625,495	77,764
Omnicom Group Inc.	902,617	70,386
Kohl's Corp.	701,705	54,908
Best Buy Co. Inc.	1,087,756	41,106
Staples Inc.	2,347,181	38,224
Interpublic Group of Cos. Inc.	1,508,524	33,368
* Liberty Media Corp.	754,180	28,810
* News Corp. Class A	1,780,742	28,510
Darden Restaurants Inc.	408,256	28,308
Aramark	607,065	19,201
Tribune Media Co. Class A	263,375	16,016
* Hertz Global Holdings Inc.	738,701	16,015
* Liberty Media Corp. Class A	343,270	13,233
* News Corp. Class B	12,704	202
Lowe's Cos. Inc.	1,616	120
Royal Caribbean Cruises Ltd.	236	19
		2,873,535
Financials (22.0%)
Wells Fargo & Co.	18,859,522	1,025,958
* Berkshire Hathaway Inc. Class B	6,716,504	969,326
JPMorgan Chase & Co.	13,647,250	826,750
Bank of America Corp.	38,506,082	592,609
Citigroup Inc.	10,547,844	543,425
US Bancorp	6,531,054	285,211
Goldman Sachs Group Inc.	1,516,532	285,063
American International Group Inc.	5,018,877	274,984

Morgan Stanley	5,350,821	190,971
PNC Financial Services Group Inc.	1,928,431	179,807
Bank of New York Mellon Corp.	3,968,315	159,685
Capital One Financial Corp.	2,017,076	158,986
MetLife Inc.	3,115,884	157,508
Prudential Financial Inc.	1,660,117	133,324
ACE Ltd.	1,155,307	128,805
Travelers Cos. Inc.	1,175,218	127,076
CME Group Inc.	1,172,643	111,061
Allstate Corp.	1,522,776	108,376
State Street Corp.	1,432,228	105,312
BB&T Corp.	2,640,422	102,950
Aflac Inc.	1,568,199	100,380
Discover Financial Services	1,635,423	92,156
Ameriprise Financial Inc.	667,419	87,325
Chubb Corp.	844,139	85,342
SunTrust Banks Inc.	1,912,074	78,567
Hartford Financial Services Group Inc.	1,582,021	66,160
Northern Trust Corp.	820,340	57,137
Fifth Third Bancorp	3,018,771	56,904
Progressive Corp.	2,052,377	55,825
Principal Financial Group Inc.	1,076,334	55,291
M&T Bank Corp.	435,287	55,281
Lincoln National Corp.	937,586	53,874
Regions Financial Corp.	4,910,854	46,408
KeyCorp	3,177,718	44,996
Loews Corp.	1,097,530	44,812
Western Union Co.	1,914,847	39,848
Annaly Capital Management Inc.	3,469,720	36,085
Voya Financial Inc.	835,582	36,022
FNF Group	963,304	35,411
XL Group plc Class A	944,356	34,752
* Ally Financial Inc.	1,579,999	33,148
Huntington Bancshares Inc.	2,981,869	32,950
Unum Group	923,733	31,157
Navient Corp.	1,501,751	30,531
Cincinnati Financial Corp.	568,971	30,315
Comerica Inc.	658,305	29,709
CIT Group Inc.	643,546	29,037
First Republic Bank	505,957	28,885
Willis Group Holdings plc	583,099	28,094
* Arch Capital Group Ltd.	450,094	27,726
American Capital Agency Corp.	1,290,912	27,535
Torchmark Corp.	470,667	25,849
New York Community Bancorp Inc.	1,539,169	25,750
Reinsurance Group of America Inc. Class A	251,615	23,448
Legg Mason Inc.	411,984	22,742
NASDAQ OMX Group Inc.	430,068	21,908
Everest Re Group Ltd.	124,145	21,601
Zions Bancorporation	742,063	20,036
PartnerRe Ltd.	170,631	19,508
WR Berkley Corp.	371,860	18,783
Axis Capital Holdings Ltd.	355,790	18,352
Hudson City Bancorp Inc.	1,741,627	18,252
People's United Financial Inc.	1,127,904	17,144
* Synchrony Financial	458,116	13,904
* Alleghany Corp.	27,955	13,614

Santander Consumer USA Holdings Inc.	381,872	8,837
Assurant Inc.	128,390	7,884
* Genworth Financial Inc. Class A	908,823	6,643
* Berkshire Hathaway Inc. Class A	14	3,045
Rayonier Inc.	104	3
		8,266,153
Health Care (14.8%)
Johnson & Johnson	10,177,836	1,023,890
Pfizer Inc.	23,063,041	802,363
Merck & Co. Inc.	10,435,440	599,829
UnitedHealth Group Inc.	3,488,828	412,694
Medtronic plc	5,209,007	406,250
Bristol-Myers Squibb Co.	6,079,880	392,152
Eli Lilly & Co.	3,656,801	265,667
Abbott Laboratories	5,518,399	255,667
Anthem Inc.	975,549	150,635
Aetna Inc.	1,288,614	137,276
Baxter International Inc.	1,986,098	136,048
Cigna Corp.	945,076	122,331
Becton Dickinson and Co.	764,958	109,840
Humana Inc.	547,047	97,385
* HCA Holdings Inc.	1,153,503	86,778
* Boston Scientific Corp.	4,863,020	86,319
Zimmer Holdings Inc.	620,600	72,933
St. Jude Medical Inc.	1,028,555	67,268
* Hospira Inc.	626,359	55,019
* Endo International plc	609,948	54,712
* Mylan NV	892,887	52,993
Quest Diagnostics Inc.	529,441	40,688
Universal Health Services Inc. Class B	335,576	39,501
* Hologic Inc.	869,376	28,711
* Mallinckrodt plc	214,868	27,213
Patterson Cos. Inc.	325,033	15,858
		5,540,020
Industrials (11.2%)
General Electric Co.	36,758,613	911,981
United Technologies Corp.	3,151,442	369,349
Honeywell International Inc.	2,720,216	283,746
Lockheed Martin Corp.	981,772	199,260
Caterpillar Inc.	2,219,174	177,600
Boeing Co.	1,159,072	173,953
Emerson Electric Co.	2,505,634	141,869
General Dynamics Corp.	1,032,590	140,153
Raytheon Co.	1,124,291	122,829
CSX Corp.	3,622,288	119,970
Northrop Grumman Corp.	725,548	116,784
Eaton Corp. plc	1,711,028	116,247
Norfolk Southern Corp.	1,124,130	115,695
Illinois Tool Works Inc.	1,179,390	114,566
Deere & Co.	1,241,469	108,864
TE Connectivity Ltd.	1,490,406	106,743
Waste Management Inc.	1,678,916	91,048
FedEx Corp.	493,228	81,605
Tyco International plc	1,534,117	66,059
Ingersoll-Rand plc	963,376	65,587
Parker-Hannifin Corp.	520,941	61,877

	Xerox Corp.	3,863,792	49,650
	Rockwell Collins Inc.	487,780	47,095
	Dover Corp.	596,426	41,225
	Republic Services Inc. Class A	912,771	37,022
	Ball Corp.	501,569	35,431
	L-3 Communications Holdings Inc.	271,562	34,160
	Fluor Corp.	540,461	30,893
	MeadWestvaco Corp.	611,668	30,504
*	Crown Holdings Inc.	508,399	27,464
	ADT Corp.	638,983	26,531
	ManpowerGroup Inc.	290,155	24,997
	Xylem Inc.	665,916	23,320
	Avnet Inc.	501,251	22,306
*	Arrow Electronics Inc.	354,800	21,696
*	Jacobs Engineering Group Inc.	477,878	21,581
	MDU Resources Group Inc.	674,215	14,388
	Joy Global Inc.	359,923	14,102
	Owens Corning	203,782	8,844
*	Owens-Illinois Inc.	300,635	7,011
	AGCO Corp.	144,069	6,863
	SPX Corp.	60	5
			4,210,873
Oil & Gas (10.2%)
	Exxon Mobil Corp.	15,354,394	1,305,124
	Chevron Corp.	6,882,244	722,498
	ConocoPhillips	4,510,950	280,852
	Occidental Petroleum Corp.	2,817,757	205,696
	Phillips 66	1,987,423	156,212
	Valero Energy Corp.	1,882,829	119,786
	Marathon Petroleum Corp.	1,026,960	105,151
	Baker Hughes Inc.	1,585,910	100,832
	Spectra Energy Corp.	2,458,981	88,941
	Devon Energy Corp.	1,424,273	85,898
	Apache Corp.	1,379,281	83,212
	National Oilwell Varco Inc.	1,498,468	74,908
	Hess Corp.	985,932	66,915
	Halliburton Co.	1,474,562	64,704
	Marathon Oil Corp.	2,473,489	64,583
	Tesoro Corp.	462,276	42,201
^	Chesapeake Energy Corp.	2,193,531	31,060
	HollyFrontier Corp.	716,156	28,840
	Murphy Oil Corp.	618,117	28,804
	Helmerich & Payne Inc.	373,825	25,446
	OGE Energy Corp.	728,789	23,037
^	Transocean Ltd.	1,260,414	18,490
	Ensco plc Class A	856,300	18,042
	Energen Corp.	267,926	17,683
*	Southwestern Energy Co.	702,433	16,290
*	Cameron International Corp.	353,946	15,970
*	Weatherford International plc	1,273,003	15,658
	Noble Corp. plc	924,281	13,199
^	Diamond Offshore Drilling Inc.	112,924	3,025
	Nabors Industries Ltd.	450	6
	Denbury Resources Inc.	576	4
	QEP Resources Inc.	148	3
			3,823,070

Other (0.0%)[2]
* Safeway Inc CVR (Casa Ley) Exp. 01/30/2018	376	—
* Safeway Inc CVR (PDC) Exp. 01/30/2017	376	—
		—
Technology (9.7%)
Microsoft Corp.	27,026,389	1,098,758
International Business Machines Corp.	3,618,131	580,710
Intel Corp.	17,335,790	542,090
Cisco Systems Inc.	18,685,498	514,318
Hewlett-Packard Co.	6,682,961	208,241
Corning Inc.	4,649,079	105,441
Broadcom Corp. Class A	1,986,342	85,999
Western Digital Corp.	802,993	73,080
Seagate Technology plc	1,139,161	59,271
Symantec Corp.	2,496,542	58,332
Applied Materials Inc.	2,248,863	50,734
Motorola Solutions Inc.	713,144	47,545
CA Inc.	1,140,498	37,192
Computer Sciences Corp.	514,265	33,571
Harris Corp.	383,941	30,239
* Synopsys Inc.	570,814	26,440
Marvell Technology Group Ltd.	1,504,813	22,121
NetApp Inc.	569,514	20,195
Garmin Ltd.	419,863	19,952
Juniper Networks Inc.	706,311	15,949
* Nuance Communications Inc.	934,065	13,404
* IMS Health Holdings Inc.	183,871	4,977
		3,648,559
Telecommunications (4.1%)
Verizon Communications Inc.	15,208,616	739,595
AT&T Inc.	18,998,239	620,293
CenturyLink Inc.	2,072,488	71,604
* T-Mobile US Inc.	1,035,829	32,825
Frontier Communications Corp.	3,665,597	25,842
Windstream Holdings Inc.	2,204,262	16,312
* Sprint Corp.	2,898,248	13,738
		1,520,209
Utilities (5.6%)
Duke Energy Corp.	2,592,408	199,045
NextEra Energy Inc.	1,621,591	168,727
Dominion Resources Inc.	2,140,597	151,704
Southern Co.	3,298,594	146,062
Exelon Corp.	3,149,545	105,856
American Electric Power Co. Inc.	1,792,478	100,827
Sempra Energy	856,991	93,429
PG&E Corp.	1,740,635	92,375
PPL Corp.	2,436,740	82,021
Public Service Enterprise Group Inc.	1,854,871	77,756
Edison International	1,194,381	74,613
Consolidated Edison Inc.	1,072,831	65,443
Xcel Energy Inc.	1,853,661	64,526
Eversource Energy	1,161,366	58,672
FirstEnergy Corp.	1,543,318	54,109
DTE Energy Co.	648,145	52,299
Entergy Corp.	661,090	51,228
NiSource Inc.	1,157,892	51,132

^ Wisconsin Energy Corp.			826,006	40,887
Ameren Corp.			889,682	37,545
ONEOK Inc.			761,752	36,747
American Water Works Co. Inc.			656,769	35,603
CMS Energy Corp.			1,013,274	35,373
NRG Energy Inc.			1,238,941	31,209
CenterPoint Energy Inc.			1,493,205	30,476
AES Corp.			2,353,815	30,247
Pinnacle West Capital Corp.			405,380	25,843
SCANA Corp.			469,387	25,812
Alliant Energy Corp.			407,353	25,663
Pepco Holdings Inc.			924,797	24,812
Integrys Energy Group Inc.			292,834	21,090
National Fuel Gas Co.			293,130	17,685
				2,108,816
Total Common Stocks (Cost $30,525,879)				37,442,015
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[3,4] Vanguard Market Liquidity Fund	0.128%		42,441,378	42,441

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes	0.130%	4/27/15	5,000	5,000
Total Temporary Cash Investments (Cost $47,441)				47,441
Total Investments (100.0%) (Cost $30,573,320)				37,489,456
Other Assets and Liabilities-Net (0.0%)[4]				(10,401)
Net Assets (100%)				37,479,055

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,608,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $19,306,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Value Index Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,442,015	—	—
Temporary Cash Investments	42,441	5,000	—
Futures Contracts—Assets[1]	26	—	—
Futures Contracts—Liabilities[1]	(332)	—	—
Total	37,484,150	5,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Value Index Fund

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	77	39,670	(135)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $30,573,320,000. Net unrealized appreciation of investment securities for tax purposes was $6,916,136,000, consisting of unrealized gains of $7,744,794,000 on securities that had risen in value since their purchase and $828,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.4%)
	Praxair Inc.	1,500,824	181,209
	Ecolab Inc.	1,403,754	160,561
	Sigma-Aldrich Corp.	619,676	85,670
	International Flavors & Fragrances Inc.	419,477	49,247
	Alcoa Inc.	3,165,822	40,902
	FMC Corp.	690,946	39,557
	Airgas Inc.	351,386	37,286
*	WR Grace & Co.	363,496	35,939
	Eastman Chemical Co.	347,723	24,083
	CONSOL Energy Inc.	596,481	16,636
	Westlake Chemical Corp.	206,578	14,861
*	Axalta Coating Systems Ltd.	295,434	8,160
			694,111
Consumer Goods (9.4%)
	Coca-Cola Co.	20,421,287	828,083
	Philip Morris International Inc.	8,039,102	605,585
	NIKE Inc. Class B	3,567,048	357,882
	Colgate-Palmolive Co.	4,713,929	326,864
	Monsanto Co.	2,511,532	282,648
	VF Corp.	1,795,532	135,221
	Lorillard Inc.	1,871,169	122,281
*	Monster Beverage Corp.	784,144	108,522
	Mead Johnson Nutrition Co.	1,049,903	105,547
	Estee Lauder Cos. Inc. Class A	1,199,045	99,713
*	Constellation Brands Inc. Class A	838,170	97,404
*	Electronic Arts Inc.	1,531,251	90,060
*,^ Tesla Motors Inc.		456,166	86,110
	Hershey Co.	749,326	75,614
*	Under Armour Inc. Class A	919,803	74,274
	BorgWarner Inc.	1,178,455	71,273
	Hanesbrands Inc.	2,079,654	69,689
	Harley-Davidson Inc.	1,110,612	67,459
	Keurig Green Mountain Inc.	586,493	65,529
*	Michael Kors Holdings Ltd.	988,177	64,973
*	Mohawk Industries Inc.	320,941	59,615
	Church & Dwight Co. Inc.	676,505	57,787
*	Jarden Corp.	946,468	50,068
	Brown-Forman Corp. Class B	534,183	48,263
	PVH Corp.	426,775	45,477
	McCormick & Co. Inc.	576,718	44,471
	Polaris Industries Inc.	309,956	43,735
	Ralph Lauren Corp. Class A	318,568	41,892
	Stanley Black & Decker Inc.	409,069	39,009
	Hormel Foods Corp.	681,955	38,769
*	WABCO Holdings Inc.	304,904	37,467
	Leucadia National Corp.	1,625,047	36,222
*	LKQ Corp.	1,411,431	36,076
*	lululemon athletica Inc.	513,294	32,861

*	NVR Inc.	20,124	26,738
	DR Horton Inc.	849,777	24,202
	Harman International Industries Inc.	177,024	23,656
	Lennar Corp. Class A	452,788	23,459
*	Fossil Group Inc.	222,019	18,305
	Coty Inc. Class A	332,629	8,073
*,^ GoPro Inc. Class A		100,248	4,352
*	Herbalife Ltd.	722	31
	Lennar Corp. Class B	180	7
			4,475,266
Consumer Services (21.3%)
	Walt Disney Co.	7,949,034	833,774
	Home Depot Inc.	6,848,508	778,059
*	Amazon.com Inc.	1,930,637	718,390
	Comcast Corp. Class A	11,609,113	655,567
	McDonald's Corp.	4,994,705	486,684
	Lowe's Cos. Inc.	5,056,024	376,118
	Starbucks Corp.	3,701,717	350,553
	Costco Wholesale Corp.	2,289,291	346,816
*	eBay Inc.	5,659,563	326,444
*	Priceline Group Inc.	269,916	314,223
	Twenty-First Century Fox Inc. Class A	7,227,175	244,568
	TJX Cos. Inc.	3,421,054	239,645
*	DIRECTV	2,612,985	222,365
	Time Warner Cable Inc.	1,459,798	218,795
	American Airlines Group Inc.	3,620,414	191,086
	Yum! Brands Inc.	2,250,839	177,186
	Time Warner Inc.	2,050,193	173,118
	Southwest Airlines Co.	3,518,949	155,889
	CBS Corp. Class B	2,304,817	139,741
	Viacom Inc. Class B	1,894,355	129,384
*	Netflix Inc.	298,682	124,458
	L Brands Inc.	1,290,854	121,715
*	Dollar General Corp.	1,576,883	118,865
	Las Vegas Sands Corp.	2,083,983	114,702
*	AutoZone Inc.	166,014	113,248
	Ross Stores Inc.	1,033,347	108,873
*	O'Reilly Automotive Inc.	500,824	108,298
*	Chipotle Mexican Grill Inc. Class A	161,219	104,879
	Whole Foods Market Inc.	1,869,535	97,365
	Comcast Corp.	1,730,206	97,004
*	Charter Communications Inc. Class A	436,603	84,312
*	Dollar Tree Inc.	1,015,310	82,387
	Marriott International Inc. Class A	1,006,056	80,806
*	DISH Network Corp. Class A	1,100,854	77,126
*	CarMax Inc.	1,091,455	75,321
	Starwood Hotels & Resorts Worldwide Inc.	892,274	74,505
*	Bed Bath & Beyond Inc.	916,354	70,353
	Nielsen NV	1,538,944	68,591
*	Liberty Interactive Corp. Class A	2,202,960	64,304
	Twenty-First Century Fox Inc.	1,954,482	64,263
	Royal Caribbean Cruises Ltd.	741,864	60,722
*	Hilton Worldwide Holdings Inc.	2,042,343	60,494
	Tractor Supply Co.	707,860	60,211
	Nordstrom Inc.	748,845	60,147
	Signet Jewelers Ltd.	416,140	57,756
	Advance Auto Parts Inc.	378,133	56,603

Wyndham Worldwide Corp.	624,655	56,513
Wynn Resorts Ltd.	420,510	52,934
Gap Inc.	1,207,132	52,305
Tiffany & Co.	569,311	50,105
* Sirius XM Holdings Inc.	13,006,107	49,683
* Ulta Salon Cosmetics & Fragrance Inc.	317,126	47,839
* TripAdvisor Inc.	573,200	47,673
Expedia Inc.	501,063	47,165
H&R Block Inc.	1,424,171	45,673
Family Dollar Stores Inc.	563,065	44,617
* Discovery Communications Inc.	1,413,661	41,668
* MGM Resorts International	1,909,850	40,164
* IHS Inc. Class A	338,973	38,562
Williams-Sonoma Inc.	435,433	34,708
FactSet Research Systems Inc.	205,771	32,759
* Norwegian Cruise Line Holdings Ltd.	592,260	31,988
Scripps Networks Interactive Inc. Class A	399,481	27,388
* AutoNation Inc.	381,640	24,551
* Urban Outfitters Inc.	521,412	23,803
* Discovery Communications Inc. Class A	770,397	23,697
Foot Locker Inc.	372,649	23,477
* Hertz Global Holdings Inc.	1,068,710	23,170
* Sprouts Farmers Market Inc.	629,621	22,182
* Hyatt Hotels Corp. Class A	192,761	11,415
Viacom Inc. Class A	3,936	270
CBS Corp. Class A	2,760	170
Extended Stay America Inc.	1,140	22
* zulily Inc. Class A	513	7
		10,180,221
Financials (13.0%)
Visa Inc. Class A	10,205,645	667,551
MasterCard Inc. Class A	5,197,552	449,017
American Express Co.	5,296,434	413,757
Simon Property Group Inc.	1,615,166	315,991
American Tower Corporation	2,183,733	205,599
BlackRock Inc.	558,078	204,167
Charles Schwab Corp.	6,131,970	186,657
Marsh & McLennan Cos. Inc.	2,804,261	157,291
Public Storage	763,410	150,499
Equity Residential	1,890,633	147,205
McGraw Hill Financial Inc.	1,421,390	146,972
Crown Castle International Corp.	1,735,034	143,210
Aon plc	1,456,464	139,995
Health Care REIT Inc.	1,802,825	139,467
Intercontinental Exchange Inc.	583,986	136,226
Ventas Inc.	1,719,231	125,538
AvalonBay Communities Inc.	686,251	119,579
Prologis Inc.	2,661,535	115,937
Boston Properties Inc.	795,701	111,780
Moody's Corp.	1,053,403	109,343
Franklin Resources Inc.	2,100,555	107,801
T. Rowe Price Group Inc.	1,287,252	104,242
HCP Inc.	2,390,126	103,277
Vornado Realty Trust	878,791	98,425
Weyerhaeuser Co.	2,728,354	90,445
Invesco Ltd.	2,232,943	88,626
General Growth Properties Inc.	2,756,734	81,462

Host Hotels & Resorts Inc.	3,936,736	79,443
Essex Property Trust Inc.	332,298	76,395
Macerich Co.	819,047	69,070
Equinix Inc.	284,721	66,297
SL Green Realty Corp.	510,964	65,598
* Affiliated Managers Group Inc.	287,984	61,853
Realty Income Corp.	1,166,636	60,198
Equifax Inc.	625,015	58,126
* CBRE Group Inc. Class A	1,467,380	56,802
Kimco Realty Corp.	2,026,816	54,420
* Markel Corp.	68,762	52,875
Federal Realty Investment Trust	356,253	52,444
TD Ameritrade Holding Corp.	1,267,076	47,211
American Realty Capital Properties Inc.	4,789,369	47,175
Digital Realty Trust Inc.	701,610	46,278
UDR Inc.	1,341,459	45,650
Plum Creek Timber Co. Inc.	912,716	39,658
Jones Lang LaSalle Inc.	232,115	39,552
Raymond James Financial Inc.	666,576	37,848
Alexandria Real Estate Equities Inc.	372,937	36,563
Iron Mountain Inc.	977,957	35,676
Lazard Ltd. Class A	666,402	35,046
* Realogy Holdings Corp.	757,313	34,443
SEI Investments Co.	779,139	34,352
MSCI Inc. Class A	550,842	33,772
Camden Property Trust	426,870	33,351
Brixmor Property Group Inc.	850,272	22,575
LPL Financial Holdings Inc.	435,896	19,118
* LendingClub Corp.	382,788	7,522
Rayonier Inc.	703	19
		6,209,389
Health Care (13.4%)
* Gilead Sciences Inc.	7,740,103	759,536
Amgen Inc.	3,943,669	630,395
* Actavis plc	2,047,828	609,475
* Biogen Inc.	1,219,235	514,810
* Celgene Corp.	4,160,477	479,620
AbbVie Inc.	7,868,969	460,649
* Express Scripts Holding Co.	3,777,598	327,782
Thermo Fisher Scientific Inc.	2,062,036	277,014
* Alexion Pharmaceuticals Inc.	1,050,599	182,069
* Regeneron Pharmaceuticals Inc.	392,267	177,101
Stryker Corp.	1,673,050	154,339
* Vertex Pharmaceuticals Inc.	1,258,109	148,419
* Illumina Inc.	747,369	138,742
Perrigo Co. plc	731,695	121,132
Zoetis Inc.	2,344,787	108,540
* BioMarin Pharmaceutical Inc.	816,994	101,814
* Intuitive Surgical Inc.	190,197	96,055
* DaVita HealthCare Partners Inc.	1,060,975	86,236
* Pharmacyclics Inc.	315,246	80,687
* Edwards Lifesciences Corp.	559,028	79,639
* Mylan NV	1,269,023	75,316
* Incyte Corp.	803,455	73,645
* Laboratory Corp. of America Holdings	517,301	65,226
CR Bard Inc.	388,356	64,991
* Henry Schein Inc.	436,582	60,956

*	Salix Pharmaceuticals Ltd.	314,655	54,376
	ResMed Inc.	729,091	52,334
*	Jazz Pharmaceuticals plc	299,024	51,668
*	Waters Corp.	409,802	50,947
*	Medivation Inc.	386,316	49,862
*	Varian Medical Systems Inc.	517,821	48,722
*	Mallinckrodt plc	302,261	38,281
*	IDEXX Laboratories Inc.	246,839	38,132
	DENTSPLY International Inc.	732,667	37,285
*	Envision Healthcare Holdings Inc.	955,582	36,647
*	Quintiles Transnational Holdings Inc.	365,169	24,455
*	Alkermes plc	381,937	23,287
*,^ Intercept Pharmaceuticals Inc.		40,196	11,336
	Becton Dickinson and Co.	652	94
			6,391,614
Industrials (11.7%)
	3M Co.	3,298,645	544,112
	Union Pacific Corp.	4,579,852	496,044
	United Parcel Service Inc. Class B	3,697,419	358,428
	Accenture plc Class A	3,264,311	305,833
	Danaher Corp.	3,117,645	264,688
	Boeing Co.	1,647,243	247,218
	Automatic Data Processing Inc.	2,469,306	211,471
	Precision Castparts Corp.	736,736	154,715
*	LinkedIn Corp. Class A	568,476	142,039
	Cummins Inc.	899,357	124,687
	Sherwin-Williams Co.	419,171	119,254
	PACCAR Inc.	1,839,480	116,145
	FedEx Corp.	699,397	115,715
	Fidelity National Information Services Inc.	1,474,682	100,367
*	Fiserv Inc.	1,240,468	98,493
	Amphenol Corp. Class A	1,609,539	94,850
*	Alliance Data Systems Corp.	315,569	93,487
	Roper Industries Inc.	520,736	89,567
	Paychex Inc.	1,698,483	84,270
	Rockwell Automation Inc.	704,110	81,670
	WW Grainger Inc.	318,894	75,198
	Agilent Technologies Inc.	1,742,080	72,383
	AMETEK Inc.	1,249,046	65,625
*	Stericycle Inc.	439,884	61,773
*	FleetCor Technologies Inc.	403,570	60,907
	Pentair plc	945,299	59,450
	Kansas City Southern	572,190	58,409
	Vulcan Materials Co.	682,931	57,571
	Textron Inc.	1,294,821	57,399
	Fastenal Co.	1,382,743	57,294
	Pall Corp.	554,231	55,639
	CH Robinson Worldwide Inc.	758,745	55,555
	TransDigm Group Inc.	245,812	53,764
*	Verisk Analytics Inc. Class A	737,298	52,643
*	Sensata Technologies Holding NV	878,614	50,476
	Masco Corp.	1,845,016	49,262
*	Mettler-Toledo International Inc.	147,851	48,591
	Towers Watson & Co. Class A	362,285	47,889
	Sealed Air Corp.	1,038,976	47,336
	Rock-Tenn Co. Class A	725,253	46,779
	Martin Marietta Materials Inc.	331,303	46,316

	Expeditors International of Washington Inc.	950,193	45,780
*	United Rentals Inc.	500,137	45,593
	Wabtec Corp.	474,012	45,036
	JB Hunt Transport Services Inc.	486,174	41,517
	Robert Half International Inc.	670,142	40,557
	Flowserve Corp.	706,853	39,930
	Cintas Corp.	487,793	39,819
	B/E Aerospace Inc.	546,423	34,763
*	Trimble Navigation Ltd.	1,341,412	33,804
*	Quanta Services Inc.	1,099,985	31,383
	Allison Transmission Holdings Inc.	933,965	29,831
	Hubbell Inc. Class B	269,172	29,507
	Chicago Bridge & Iron Co. NV	560,817	27,626
	Donaldson Co. Inc.	716,652	27,025
	FLIR Systems Inc.	729,766	22,827
*	Colfax Corp.	449,613	21,460
	Fortune Brands Home & Security Inc.	407,793	19,362
	Owens Corning	290,169	12,593
*	KLX Inc.	589	23
			5,611,748
Oil & Gas (5.3%)
	Schlumberger Ltd.	6,641,044	554,129
	Kinder Morgan Inc.	8,855,557	372,465
	EOG Resources Inc.	2,850,193	261,334
	Anadarko Petroleum Corp.	2,632,994	218,038
	Williams Cos. Inc.	3,498,028	176,965
	Pioneer Natural Resources Co.	772,990	126,392
	Noble Energy Inc.	2,009,903	98,284
	Halliburton Co.	2,099,898	92,143
*	Cheniere Energy Inc.	1,105,083	85,533
*	Concho Resources Inc.	617,136	71,538
	EQT Corp.	785,840	65,123
	Cabot Oil & Gas Corp.	2,141,506	63,239
	Cimarex Energy Co.	454,524	52,311
*	FMC Technologies Inc.	1,211,941	44,854
	Range Resources Corp.	831,054	43,248
*	Whiting Petroleum Corp.	1,059,586	32,741
*	Dresser-Rand Group Inc.	396,884	31,890
	Oceaneering International Inc.	516,265	27,842
^	Core Laboratories NV	227,169	23,737
*	Southwestern Energy Co.	1,000,117	23,193
*	Cameron International Corp.	504,052	22,743
*	Weatherford International plc	1,812,906	22,299
*	Continental Resources Inc.	482,571	21,074
*,^ Antero Resources Corp.		356,085	12,577
*	Cobalt International Energy Inc.	906,803	8,533
	National Oilwell Varco Inc.	4,788	239
	Helmerich & Payne Inc.	1,140	78
	Ensco plc Class A	2,603	55
	SM Energy Co.	741	38
	QEP Resources Inc.	1,007	21
			2,552,656
Technology (24.0%)
	Apple Inc.	30,269,892	3,766,483
*	Facebook Inc. Class A	11,040,611	907,704
*	Google Inc. Class A	1,491,157	827,145

*	Google Inc. Class C	1,504,801	824,631
	Oracle Corp.	17,115,740	738,544
	QUALCOMM Inc.	8,572,450	594,414
	Texas Instruments Inc.	5,441,744	311,186
	EMC Corp.	10,574,973	270,296
*	salesforce.com inc	3,115,224	208,128
*	Cognizant Technology Solutions Corp. Class A	3,164,423	197,428
*	Yahoo! Inc.	4,430,876	196,886
*	Adobe Systems Inc.	2,460,181	181,906
	Avago Technologies Ltd. Class A	1,332,372	169,185
*	Micron Technology Inc.	5,598,573	151,889
	Intuit Inc.	1,366,216	132,468
*	Twitter Inc.	2,637,970	132,110
*	Cerner Corp.	1,599,403	117,172
	Analog Devices Inc.	1,628,271	102,581
	Skyworks Solutions Inc.	991,648	97,469
*	Red Hat Inc.	953,225	72,207
	Applied Materials Inc.	3,184,729	71,848
	SanDisk Corp.	1,103,780	70,223
*	Autodesk Inc.	1,182,410	69,337
	Altera Corp.	1,580,635	67,825
*	Catamaran Corp.	1,075,895	64,059
*	Akamai Technologies Inc.	876,648	62,281
*	Qorvo Inc.	771,612	61,497
	Lam Research Corp.	827,993	58,154
	Linear Technology Corp.	1,241,138	58,085
	Xilinx Inc.	1,371,412	58,011
	NVIDIA Corp.	2,677,559	56,028
*	ServiceNow Inc.	691,052	54,441
*	Citrix Systems Inc.	835,010	53,332
*	Palo Alto Networks Inc.	355,795	51,975
	Maxim Integrated Products Inc.	1,467,615	51,088
	KLA-Tencor Corp.	851,869	49,655
	Microchip Technology Inc.	994,609	48,636
*	Workday Inc. Class A	533,073	44,997
*	F5 Networks Inc.	373,677	42,950
*	ANSYS Inc.	476,827	42,051
*	VeriSign Inc.	605,656	40,561
*	Gartner Inc.	433,411	36,342
*	VMware Inc. Class A	439,139	36,014
*	Teradata Corp.	793,002	35,003
*	Splunk Inc.	534,669	31,652
*	Rackspace Hosting Inc.	595,214	30,707
	NetApp Inc.	810,976	28,757
	Juniper Networks Inc.	1,006,353	22,723
*,^ FireEye Inc.		506,161	19,867
*	NetSuite Inc.	178,453	16,553
*	Freescale Semiconductor Ltd.	276,558	11,273
*,^ Cree Inc.		309,186	10,973
*	Premier Inc. Class A	193,259	7,263
*	3D Systems Corp.	1,178	32
			11,464,025
Telecommunications (0.3%)
*	SBA Communications Corp. Class A	670,889	78,561
*	Level 3 Communications Inc.	1,393,613	75,032
			153,593

Utilities (0.1%)
* Calpine Corp.			1,949,298	44,580
ONEOK Inc.			2,318	112
				44,692
Total Common Stocks (Cost $29,810,087)				47,777,315
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.128%		182,407,724	182,408

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.063%	4/29/15	4,000	3,999
[4,5] Federal Home Loan Bank Discount Notes	0.070%	5/14/15	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.070%	5/15/15	1,000	1,000
				5,499
Total Temporary Cash Investments (Cost $187,907)				187,907
Total Investments (100.3%) (Cost $29,997,994)				47,965,222
Other Assets and Liabilities-Net (-0.3%)[3]				(125,612)
Net Assets (100%)				47,839,610

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,486,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $55,439,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,600,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	47,777,315	—	—
Temporary Cash Investments	182,408	5,499	—
Futures Contracts—Assets[1]	370	—	—
Futures Contracts—Liabilities[1]	(1,033)	—	—
Total	47,959,060	5,499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	69	35,549	(121)
E-mini S&P 500 Index	June 2015	152	15,662	(113)
				(234)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Growth Index Fund

gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $29,997,994,000. Net unrealized appreciation of investment securities for tax purposes was $17,967,228,000, consisting of unrealized gains of $18,152,181,000 on securities that had risen in value since their purchase and $184,953,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.6%)
EI du Pont de Nemours & Co.	479,195	34,248
Dow Chemical Co.	613,260	29,424
Praxair Inc.	154,250	18,624
LyondellBasell Industries NV Class A	202,211	17,754
PPG Industries Inc.	72,587	16,371
Ecolab Inc.	142,840	16,338
Air Products & Chemicals Inc.	101,684	15,383
International Paper Co.	224,345	12,449
Freeport-McMoRan Inc.	549,703	10,417
Sigma-Aldrich Corp.	63,064	8,719
Alcoa Inc.	647,389	8,364
Mosaic Co.	175,497	8,083
Nucor Corp.	168,937	8,030
CF Industries Holdings Inc.	25,626	7,270
Newmont Mining Corp.	263,868	5,728
International Flavors & Fragrances Inc.	42,771	5,021
Eastman Chemical Co.	70,873	4,909
Ashland Inc.	36,596	4,659
Celanese Corp. Class A	81,286	4,541
FMC Corp.	70,507	4,036
Airgas Inc.	35,591	3,776
* WR Grace & Co.	37,251	3,683
CONSOL Energy Inc.	121,715	3,395
Albemarle Corp.	59,347	3,136
Avery Dennison Corp.	48,138	2,547
Huntsman Corp.	109,598	2,430
Reliance Steel & Aluminum Co.	39,207	2,395
Westlake Chemical Corp.	20,921	1,505
* Axalta Coating Systems Ltd.	30,195	834
		264,069
Consumer Goods (10.2%)
Procter & Gamble Co.	1,429,719	117,151
Coca-Cola Co.	2,085,970	84,586
PepsiCo Inc.	785,189	75,080
Philip Morris International Inc.	819,363	61,723
Altria Group Inc.	1,045,513	52,297
NIKE Inc. Class B	361,985	36,318
Colgate-Palmolive Co.	482,032	33,424
Ford Motor Co.	2,057,762	33,212
Mondelez International Inc. Class A	830,103	29,958
Monsanto Co.	256,078	28,819
General Motors Co.	724,897	27,184
Kraft Foods Group Inc.	311,402	27,128
Kimberly-Clark Corp.	193,597	20,736
General Mills Inc.	319,390	18,077
Johnson Controls Inc.	348,128	17,560
Archer-Daniels-Midland Co.	336,016	15,927
VF Corp.	182,797	13,766

	Lorillard Inc.	190,458	12,446
	Delphi Automotive plc	153,698	12,256
	Reynolds American Inc.	168,736	11,628
*	Monster Beverage Corp.	79,857	11,052
	Mead Johnson Nutrition Co.	106,784	10,735
	Estee Lauder Cos. Inc. Class A	122,391	10,178
*	Constellation Brands Inc. Class A	85,270	9,909
*	Electronic Arts Inc.	156,469	9,203
*,^ Tesla Motors Inc.		46,420	8,763
	Kellogg Co.	131,309	8,660
	Whirlpool Corp.	41,223	8,330
	ConAgra Foods Inc.	224,768	8,211
	Dr Pepper Snapple Group Inc.	102,919	8,077
	Stanley Black & Decker Inc.	82,982	7,913
	Hershey Co.	76,218	7,691
	Clorox Co.	68,481	7,560
*	Under Armour Inc. Class A	93,078	7,516
	BorgWarner Inc.	120,088	7,263
	Genuine Parts Co.	76,839	7,161
	Hanesbrands Inc.	211,637	7,092
	Harley-Davidson Inc.	113,366	6,886
*	Michael Kors Holdings Ltd.	103,287	6,791
	Keurig Green Mountain Inc.	59,911	6,694
*	TRW Automotive Holdings Corp.	60,974	6,393
	Tyson Foods Inc. Class A	161,486	6,185
*	Mohawk Industries Inc.	32,860	6,104
	Church & Dwight Co. Inc.	70,820	6,049
	Activision Blizzard Inc.	266,100	6,047
	Coach Inc.	145,752	6,038
	Bunge Ltd.	73,084	6,019
	JM Smucker Co.	51,125	5,917
	Molson Coors Brewing Co. Class B	77,040	5,736
	Newell Rubbermaid Inc.	143,380	5,602
*	Jarden Corp.	96,592	5,110
	Coca-Cola Enterprises Inc.	115,067	5,086
	Campbell Soup Co.	107,883	5,022
	Brown-Forman Corp. Class B	54,713	4,943
	DR Horton Inc.	173,264	4,935
	Lennar Corp. Class A	91,143	4,722
	PVH Corp.	43,529	4,638
	Lear Corp.	41,810	4,633
	McCormick & Co. Inc.	59,009	4,550
	Energizer Holdings Inc.	32,923	4,545
	Polaris Industries Inc.	31,572	4,455
	Ralph Lauren Corp. Class A	32,403	4,261
	Mattel Inc.	179,521	4,102
	Hormel Foods Corp.	69,831	3,970
	PulteGroup Inc.	176,087	3,914
*	WABCO Holdings Inc.	31,124	3,824
	Hasbro Inc.	60,000	3,794
	Leucadia National Corp.	165,443	3,688
*	LKQ Corp.	143,883	3,678
*	lululemon athletica Inc.	52,551	3,364
*	NVR Inc.	2,059	2,736
	Harman International Industries Inc.	18,093	2,418
*	Fossil Group Inc.	21,659	1,786
	Coty Inc. Class A	40,978	995

Avon Products Inc.	115,596	924
^ Pilgrim's Pride Corp.	27,110	612
* GoPro Inc. Class A	8,141	353
Lennar Corp. Class B	985	40
		1,052,149
Consumer Services (14.1%)
Walt Disney Co.	810,325	84,995
Home Depot Inc.	697,380	79,229
* Amazon.com Inc.	196,795	73,227
Wal-Mart Stores Inc.	852,713	70,136
CVS Health Corp.	596,096	61,523
Comcast Corp. Class A	1,066,798	60,242
McDonald's Corp.	509,104	49,607
Walgreens Boots Alliance Inc.	461,941	39,117
Lowe's Cos. Inc.	516,804	38,445
Starbucks Corp.	376,247	35,631
Costco Wholesale Corp.	233,351	35,352
Time Warner Inc.	417,875	35,285
* eBay Inc.	577,680	33,321
* Priceline Group Inc.	27,513	32,029
Twenty-First Century Fox Inc. Class A	887,861	30,045
McKesson Corp.	122,671	27,748
Target Corp.	337,006	27,658
TJX Cos. Inc.	348,305	24,399
* DIRECTV	265,861	22,625
Time Warner Cable Inc.	148,349	22,235
Delta Air Lines Inc.	436,657	19,632
American Airlines Group Inc.	369,079	19,480
Kroger Co.	246,839	18,923
Yum! Brands Inc.	231,630	18,234
Comcast Corp.	291,422	16,339
Southwest Airlines Co.	359,289	15,916
Cardinal Health Inc.	174,999	15,797
CBS Corp. Class B	233,190	14,138
* United Continental Holdings Inc.	203,594	13,692
Viacom Inc. Class B	194,647	13,294
* Netflix Inc.	30,256	12,607
AmerisourceBergen Corp. Class A	109,999	12,504
L Brands Inc.	131,501	12,399
* Dollar General Corp.	160,568	12,104
Macy's Inc.	182,875	11,870
Sysco Corp.	310,939	11,732
Las Vegas Sands Corp.	212,199	11,679
* AutoZone Inc.	16,935	11,552
Carnival Corp.	235,452	11,264
Ross Stores Inc.	105,625	11,129
* O'Reilly Automotive Inc.	50,928	11,013
* Chipotle Mexican Grill Inc. Class A	16,412	10,677
Omnicom Group Inc.	131,197	10,231
Whole Foods Market Inc.	190,092	9,900
* Charter Communications Inc. Class A	44,490	8,591
* Dollar Tree Inc.	103,356	8,387
Marriott International Inc. Class A	102,527	8,235
Kohl's Corp.	102,742	8,040
* CarMax Inc.	113,935	7,863
* DISH Network Corp. Class A	111,955	7,844
Starwood Hotels & Resorts Worldwide Inc.	91,625	7,651

Nielsen NV	161,551	7,200
* Bed Bath & Beyond Inc.	92,971	7,138
* Liberty Interactive Corp. Class A	224,347	6,549
Royal Caribbean Cruises Ltd.	76,696	6,278
* Hilton Worldwide Holdings Inc.	208,139	6,165
Nordstrom Inc.	76,460	6,141
Tractor Supply Co.	71,894	6,115
Best Buy Co. Inc.	157,191	5,940
Signet Jewelers Ltd.	42,577	5,909
Wyndham Worldwide Corp.	65,085	5,888
Advance Auto Parts Inc.	38,546	5,770
Staples Inc.	338,749	5,517
Gap Inc.	126,683	5,489
Wynn Resorts Ltd.	42,969	5,409
Tiffany & Co.	58,296	5,131
* Sirius XM Holdings Inc.	1,329,713	5,080
Interpublic Group of Cos. Inc.	220,921	4,887
* Ulta Salon Cosmetics & Fragrance Inc.	32,309	4,874
* TripAdvisor Inc.	58,496	4,865
Expedia Inc.	51,190	4,819
H&R Block Inc.	145,759	4,674
* Hertz Global Holdings Inc.	213,376	4,626
Family Dollar Stores Inc.	57,621	4,566
* Discovery Communications Inc.	144,682	4,264
* Liberty Media Corp.	108,563	4,147
Darden Restaurants Inc.	59,150	4,101
* MGM Resorts International	194,617	4,093
* News Corp. Class A	247,981	3,970
* IHS Inc. Class A	34,282	3,900
Williams-Sonoma Inc.	44,349	3,535
FactSet Research Systems Inc.	20,998	3,343
* Norwegian Cruise Line Holdings Ltd.	60,605	3,273
Scripps Networks Interactive Inc. Class A	40,715	2,791
Aramark	87,976	2,783
* AutoNation Inc.	38,899	2,502
* Urban Outfitters Inc.	53,434	2,439
* Discovery Communications Inc. Class A	78,342	2,410
Foot Locker Inc.	37,910	2,388
Tribune Media Co. Class A	38,007	2,311
* Sprouts Farmers Market Inc.	64,356	2,267
* Liberty Media Corp. Class A	50,021	1,928
Twenty-First Century Fox Inc.	48,091	1,581
* Hyatt Hotels Corp. Class A	19,960	1,182
* News Corp. Class B	12,020	191
CBS Corp. Class A	2,867	177
Viacom Inc. Class A	985	68
		1,454,240
Financials (17.7%)
Wells Fargo & Co.	2,729,271	148,472
* Berkshire Hathaway Inc. Class B	964,880	139,252
JPMorgan Chase & Co.	1,977,947	119,824
Bank of America Corp.	5,564,506	85,638
Citigroup Inc.	1,526,761	78,659
Visa Inc. Class A	1,040,298	68,046
MasterCard Inc. Class A	529,919	45,780
American Express Co.	539,891	42,176
US Bancorp	946,692	41,342

Goldman Sachs Group Inc.	218,883	41,143
American International Group Inc.	726,981	39,831
Simon Property Group Inc.	164,600	32,202
Morgan Stanley	776,920	27,728
PNC Financial Services Group Inc.	278,347	25,953
Capital One Financial Corp.	294,384	23,203
Bank of New York Mellon Corp.	574,914	23,135
MetLife Inc.	451,472	22,822
American Tower Corporation	222,267	20,926
BlackRock Inc.	56,834	20,792
Prudential Financial Inc.	241,296	19,379
Charles Schwab Corp.	621,517	18,919
ACE Ltd.	166,880	18,605
Travelers Cos. Inc.	170,238	18,408
Marsh & McLennan Cos. Inc.	286,311	16,059
CME Group Inc.	169,462	16,050
Allstate Corp.	222,119	15,808
State Street Corp.	209,712	15,420
Public Storage	77,784	15,334
Equity Residential	191,819	14,935
BB&T Corp.	381,354	14,869
McGraw Hill Financial Inc.	143,553	14,843
Crown Castle International Corp.	176,490	14,568
Aflac Inc.	226,459	14,496
Aon plc	148,451	14,269
Health Care REIT Inc.	183,595	14,203
Intercontinental Exchange Inc.	59,605	13,904
Discover Financial Services	240,026	13,525
Ventas Inc.	175,300	12,800
Ameriprise Financial Inc.	97,657	12,777
Chubb Corp.	122,255	12,360
AvalonBay Communities Inc.	69,833	12,168
Prologis Inc.	271,332	11,819
Boston Properties Inc.	81,057	11,387
SunTrust Banks Inc.	276,007	11,341
Moody's Corp.	107,334	11,141
Franklin Resources Inc.	214,020	10,984
T. Rowe Price Group Inc.	130,222	10,545
HCP Inc.	243,016	10,501
Vornado Realty Trust	89,363	10,009
Hartford Financial Services Group Inc.	228,113	9,540
Weyerhaeuser Co.	277,714	9,206
Invesco Ltd.	228,257	9,060
General Growth Properties Inc.	281,066	8,306
Northern Trust Corp.	118,573	8,259
Fifth Third Bancorp	435,715	8,213
Host Hotels & Resorts Inc.	401,232	8,097
Progressive Corp.	296,165	8,056
M&T Bank Corp.	62,922	7,991
Principal Financial Group Inc.	155,192	7,972
Lincoln National Corp.	137,428	7,897
Essex Property Trust Inc.	33,854	7,783
Macerich Co.	83,790	7,066
Regions Financial Corp.	729,188	6,891
Equinix Inc.	29,019	6,757
SL Green Realty Corp.	51,009	6,549
KeyCorp	457,637	6,480

Loews Corp.	158,141	6,457
* Affiliated Managers Group Inc.	29,390	6,312
Realty Income Corp.	117,853	6,081
Equifax Inc.	63,938	5,946
* CBRE Group Inc. Class A	149,827	5,800
Western Union Co.	276,571	5,755
Kimco Realty Corp.	206,738	5,551
* Markel Corp.	7,023	5,400
Federal Realty Investment Trust	36,129	5,319
Annaly Capital Management Inc.	501,994	5,221
Voya Financial Inc.	120,746	5,205
FNF Group	139,224	5,118
XL Group plc Class A	136,713	5,031
TD Ameritrade Holding Corp.	129,709	4,833
American Realty Capital Properties Inc.	489,869	4,825
* Ally Financial Inc.	228,844	4,801
Huntington Bancshares Inc.	430,192	4,754
Digital Realty Trust Inc.	71,855	4,740
UDR Inc.	135,369	4,607
Unum Group	133,261	4,495
Navient Corp.	217,297	4,418
CIT Group Inc.	96,965	4,375
Cincinnati Financial Corp.	81,946	4,366
Comerica Inc.	94,861	4,281
First Republic Bank	72,828	4,158
Willis Group Holdings plc	84,394	4,066
Plum Creek Timber Co. Inc.	93,222	4,051
Jones Lang LaSalle Inc.	23,752	4,047
American Capital Agency Corp.	186,831	3,985
* Arch Capital Group Ltd.	64,687	3,985
Raymond James Financial Inc.	67,242	3,818
Alexandria Real Estate Equities Inc.	38,049	3,730
Torchmark Corp.	67,825	3,725
New York Community Bancorp Inc.	222,376	3,720
Iron Mountain Inc.	99,981	3,647
Lazard Ltd. Class A	67,963	3,574
Camden Property Trust	45,646	3,566
SEI Investments Co.	79,769	3,517
* Realogy Holdings Corp.	77,082	3,506
MSCI Inc. Class A	56,181	3,444
Reinsurance Group of America Inc. Class A	36,389	3,391
Legg Mason Inc.	59,741	3,298
NASDAQ OMX Group Inc.	61,876	3,152
Everest Re Group Ltd.	17,974	3,128
Zions Bancorporation	107,742	2,909
PartnerRe Ltd.	24,624	2,815
WR Berkley Corp.	53,724	2,714
Axis Capital Holdings Ltd.	51,382	2,650
Hudson City Bancorp Inc.	252,493	2,646
People's United Financial Inc.	162,327	2,467
Brixmor Property Group Inc.	86,945	2,308
* Synchrony Financial	66,060	2,005
* Alleghany Corp.	4,063	1,979
LPL Financial Holdings Inc.	44,543	1,954
* Berkshire Hathaway Inc. Class A	6	1,305
Santander Consumer USA Holdings Inc.	54,800	1,268
Assurant Inc.	18,509	1,137

* Genworth Financial Inc. Class A	132,147	966
* LendingClub Corp.	39,134	769
		1,829,564
Health Care (14.1%)
Johnson & Johnson	1,472,835	148,167
Pfizer Inc.	3,333,663	115,978
Merck & Co. Inc.	1,508,445	86,705
* Gilead Sciences Inc.	788,945	77,419
Amgen Inc.	402,415	64,326
* Actavis plc	208,693	62,111
UnitedHealth Group Inc.	505,185	59,758
Medtronic plc	753,867	58,794
Bristol-Myers Squibb Co.	880,511	56,793
* Biogen Inc.	124,276	52,474
* Celgene Corp.	422,669	48,725
AbbVie Inc.	800,883	46,884
Eli Lilly & Co.	530,268	38,524
Abbott Laboratories	796,870	36,919
* Express Scripts Holding Co.	384,976	33,404
Thermo Fisher Scientific Inc.	210,125	28,228
Anthem Inc.	141,255	21,811
Aetna Inc.	186,151	19,831
Baxter International Inc.	286,578	19,631
* Alexion Pharmaceuticals Inc.	107,125	18,565
* Regeneron Pharmaceuticals Inc.	39,561	17,861
Cigna Corp.	136,846	17,713
Becton Dickinson and Co.	110,534	15,872
Stryker Corp.	170,241	15,705
* Mylan NV	258,485	15,341
* Vertex Pharmaceuticals Inc.	127,179	15,003
Humana Inc.	79,248	14,108
* Illumina Inc.	75,210	13,962
* HCA Holdings Inc.	167,101	12,571
* Boston Scientific Corp.	701,755	12,456
Perrigo Co. plc	74,112	12,269
Zoetis Inc.	240,454	11,131
Zimmer Holdings Inc.	89,711	10,543
* BioMarin Pharmaceutical Inc.	82,578	10,291
St. Jude Medical Inc.	151,405	9,902
* Intuitive Surgical Inc.	19,161	9,677
* DaVita HealthCare Partners Inc.	108,140	8,790
* Pharmacyclics Inc.	31,983	8,186
* Edwards Lifesciences Corp.	56,678	8,074
* Endo International plc	87,863	7,881
* Hospira Inc.	89,422	7,855
* Mallinckrodt plc	61,559	7,797
* Incyte Corp.	80,418	7,371
* Laboratory Corp. of America Holdings	52,702	6,645
CR Bard Inc.	39,656	6,636
* Henry Schein Inc.	44,567	6,223
Quest Diagnostics Inc.	76,548	5,883
Universal Health Services Inc. Class B	48,520	5,711
* Salix Pharmaceuticals Ltd.	32,063	5,541
ResMed Inc.	73,604	5,283
* Jazz Pharmaceuticals plc	30,376	5,249
* Waters Corp.	41,914	5,211
* Medivation Inc.	39,361	5,080

* Varian Medical Systems Inc.	52,889	4,976
* Hologic Inc.	125,025	4,129
* IDEXX Laboratories Inc.	25,135	3,883
DENTSPLY International Inc.	74,949	3,814
* Envision Healthcare Holdings Inc.	97,404	3,736
* Quintiles Transnational Holdings Inc.	37,300	2,498
* Alkermes plc	39,037	2,380
Patterson Cos. Inc.	46,964	2,291
* Intercept Pharmaceuticals Inc.	4,108	1,159
		1,451,734
Industrials (11.5%)
General Electric Co.	5,313,334	131,824
3M Co.	336,190	55,455
United Technologies Corp.	456,512	53,503
Union Pacific Corp.	466,769	50,556
Boeing Co.	336,556	50,510
Honeywell International Inc.	393,618	41,058
United Parcel Service Inc. Class B	376,887	36,535
Accenture plc Class A	332,129	31,117
Lockheed Martin Corp.	142,136	28,848
Danaher Corp.	316,124	26,839
Caterpillar Inc.	320,142	25,621
FedEx Corp.	142,334	23,549
Automatic Data Processing Inc.	251,691	21,555
Emerson Electric Co.	362,970	20,551
General Dynamics Corp.	149,120	20,240
Raytheon Co.	163,051	17,813
CSX Corp.	528,685	17,510
Northrop Grumman Corp.	105,059	16,910
Norfolk Southern Corp.	163,639	16,842
Eaton Corp. plc	247,796	16,835
Illinois Tool Works Inc.	171,497	16,659
Precision Castparts Corp.	75,423	15,839
Deere & Co.	179,815	15,768
TE Connectivity Ltd.	215,069	15,403
* LinkedIn Corp. Class A	57,340	14,327
Waste Management Inc.	243,223	13,190
Cummins Inc.	91,840	12,733
Sherwin-Williams Co.	43,152	12,277
PACCAR Inc.	187,296	11,826
* Fiserv Inc.	128,947	10,238
Fidelity National Information Services Inc.	150,286	10,228
Amphenol Corp. Class A	163,580	9,640
Ingersoll-Rand plc	140,258	9,549
Tyco International plc	221,090	9,520
* Alliance Data Systems Corp.	32,103	9,511
Roper Industries Inc.	52,913	9,101
Parker-Hannifin Corp.	75,383	8,954
Paychex Inc.	172,618	8,564
Rockwell Automation Inc.	72,001	8,351
WW Grainger Inc.	32,478	7,659
Xerox Corp.	573,692	7,372
Agilent Technologies Inc.	176,183	7,320
AMETEK Inc.	129,965	6,828
Rockwell Collins Inc.	70,219	6,780
* Stericycle Inc.	44,924	6,309
* FleetCor Technologies Inc.	41,266	6,228

	Pentair plc	98,620	6,202
	Dover Corp.	87,699	6,062
	Kansas City Southern	58,476	5,969
	Vulcan Materials Co.	69,849	5,888
	Fastenal Co.	141,198	5,851
	Textron Inc.	131,273	5,819
	Pall Corp.	56,466	5,669
	CH Robinson Worldwide Inc.	77,364	5,665
	TransDigm Group Inc.	25,261	5,525
*	Verisk Analytics Inc. Class A	75,346	5,380
	Republic Services Inc. Class A	132,000	5,354
	Ball Corp.	72,506	5,122
*	Sensata Technologies Holding NV	89,061	5,117
	L-3 Communications Holdings Inc.	40,461	5,090
	Masco Corp.	188,752	5,040
*	Mettler-Toledo International Inc.	15,123	4,970
	Towers Watson & Co. Class A	37,042	4,896
	Sealed Air Corp.	106,292	4,843
*	United Rentals Inc.	52,703	4,804
	Rock-Tenn Co. Class A	74,193	4,785
	Martin Marietta Materials Inc.	33,817	4,728
	Expeditors International of Washington Inc.	97,171	4,682
	Wabtec Corp.	48,478	4,606
	Fluor Corp.	78,261	4,473
	MeadWestvaco Corp.	88,028	4,390
	JB Hunt Transport Services Inc.	49,527	4,229
	Robert Half International Inc.	68,411	4,140
	Flowserve Corp.	72,350	4,087
	Cintas Corp.	49,373	4,030
*	Crown Holdings Inc.	73,493	3,970
	ADT Corp.	92,215	3,829
	ManpowerGroup Inc.	41,994	3,618
	B/E Aerospace Inc.	55,606	3,538
*	Trimble Navigation Ltd.	136,726	3,445
	Xylem Inc.	96,220	3,370
	Avnet Inc.	72,462	3,225
*	Quanta Services Inc.	112,241	3,202
*	Arrow Electronics Inc.	51,204	3,131
*	Jacobs Engineering Group Inc.	69,123	3,122
	Hubbell Inc. Class B	27,499	3,014
	Allison Transmission Holdings Inc.	93,837	2,997
	Chicago Bridge & Iron Co. NV	57,475	2,831
	Donaldson Co. Inc.	73,151	2,759
	Owens Corning	58,974	2,559
	FLIR Systems Inc.	74,648	2,335
*	Colfax Corp.	45,877	2,190
	MDU Resources Group Inc.	97,354	2,078
	Joy Global Inc.	52,017	2,038
	Fortune Brands Home & Security Inc.	41,911	1,990
*	Owens-Illinois Inc.	43,227	1,008
	AGCO Corp.	20,500	977
			1,182,487
Oil & Gas (7.9%)
	Exxon Mobil Corp.	2,222,011	188,871
	Chevron Corp.	995,981	104,558
	Schlumberger Ltd.	676,881	56,479
	ConocoPhillips	651,254	40,547

Kinder Morgan Inc.	902,674	37,966
Occidental Petroleum Corp.	410,459	29,964
EOG Resources Inc.	290,050	26,595
Phillips 66	287,900	22,629
Anadarko Petroleum Corp.	268,053	22,197
Halliburton Co.	425,762	18,682
Williams Cos. Inc.	356,117	18,016
Valero Energy Corp.	275,671	17,538
Marathon Petroleum Corp.	148,217	15,176
Baker Hughes Inc.	228,736	14,543
Pioneer Natural Resources Co.	78,849	12,893
Spectra Energy Corp.	354,740	12,831
Devon Energy Corp.	205,483	12,393
Apache Corp.	199,078	12,010
National Oilwell Varco Inc.	217,172	10,856
Noble Energy Inc.	204,325	9,991
Hess Corp.	142,482	9,670
Marathon Oil Corp.	357,489	9,334
* Cheniere Energy Inc.	112,823	8,733
* Concho Resources Inc.	62,885	7,290
EQT Corp.	80,151	6,642
Cabot Oil & Gas Corp.	218,114	6,441
Tesoro Corp.	66,790	6,097
Cimarex Energy Co.	46,093	5,305
* Cameron International Corp.	104,559	4,718
* Southwestern Energy Co.	201,422	4,671
* FMC Technologies Inc.	123,791	4,582
* Weatherford International plc	367,722	4,523
Chesapeake Energy Corp.	316,180	4,477
Range Resources Corp.	84,554	4,400
HollyFrontier Corp.	103,859	4,182
Murphy Oil Corp.	89,518	4,172
Helmerich & Payne Inc.	54,462	3,707
* Whiting Petroleum Corp.	108,396	3,349
OGE Energy Corp.	105,239	3,327
* Dresser-Rand Group Inc.	40,703	3,270
Oceaneering International Inc.	55,412	2,988
^ Transocean Ltd.	181,309	2,660
Ensco plc Class A	123,883	2,610
Energen Corp.	38,842	2,564
Core Laboratories NV	23,117	2,416
* Continental Resources Inc.	49,118	2,145
Noble Corp. plc	133,358	1,904
* Antero Resources Corp.	36,470	1,288
* Cobalt International Energy Inc.	86,779	817
Diamond Offshore Drilling Inc.	16,414	440
		813,457
Technology (16.4%)
Apple Inc.	3,085,525	383,932
Microsoft Corp.	3,911,206	159,010
* Facebook Inc. Class A	1,125,454	92,529
* Google Inc. Class A	151,996	84,312
* Google Inc. Class C	153,393	84,059
International Business Machines Corp.	523,709	84,055
Intel Corp.	2,508,978	78,456
Oracle Corp.	1,744,647	75,281
Cisco Systems Inc.	2,705,599	74,472

QUALCOMM Inc.	873,766	60,587
Texas Instruments Inc.	554,622	31,716
Hewlett-Packard Co.	968,052	30,164
EMC Corp.	1,076,236	27,509
* salesforce.com inc	317,352	21,202
* Cognizant Technology Solutions Corp. Class A	322,094	20,095
* Yahoo! Inc.	451,376	20,057
* Adobe Systems Inc.	250,670	18,535
Avago Technologies Ltd. Class A	135,830	17,248
* Micron Technology Inc.	567,875	15,406
Corning Inc.	678,203	15,382
Applied Materials Inc.	644,383	14,537
Intuit Inc.	139,587	13,534
* Twitter Inc.	268,485	13,446
Broadcom Corp. Class A	286,637	12,410
* Cerner Corp.	162,659	11,916
Western Digital Corp.	116,764	10,627
Analog Devices Inc.	166,172	10,469
Skyworks Solutions Inc.	100,996	9,927
Seagate Technology plc	164,355	8,551
Symantec Corp.	364,701	8,521
* Red Hat Inc.	99,555	7,541
SanDisk Corp.	112,835	7,179
* Autodesk Inc.	120,242	7,051
Altera Corp.	161,147	6,915
Motorola Solutions Inc.	103,309	6,888
* Catamaran Corp.	109,755	6,535
* Akamai Technologies Inc.	89,482	6,357
* Qorvo Inc.	78,473	6,254
Linear Technology Corp.	126,431	5,917
Xilinx Inc.	139,847	5,916
Lam Research Corp.	83,976	5,898
NetApp Inc.	164,605	5,837
NVIDIA Corp.	273,023	5,713
* ServiceNow Inc.	70,777	5,576
* Citrix Systems Inc.	85,191	5,441
CA Inc.	164,744	5,372
* Palo Alto Networks Inc.	36,188	5,286
Maxim Integrated Products Inc.	149,639	5,209
KLA-Tencor Corp.	87,144	5,080
Microchip Technology Inc.	101,180	4,948
Computer Sciences Corp.	74,367	4,855
Juniper Networks Inc.	204,817	4,625
* F5 Networks Inc.	39,200	4,506
* Workday Inc. Class A	52,250	4,410
Harris Corp.	55,467	4,369
* VeriSign Inc.	64,248	4,303
* ANSYS Inc.	48,649	4,290
* Synopsys Inc.	82,439	3,819
* Gartner Inc.	44,121	3,700
* VMware Inc. Class A	44,860	3,679
* Teradata Corp.	81,138	3,581
* Splunk Inc.	53,938	3,193
Marvell Technology Group Ltd.	217,207	3,193
* Rackspace Hosting Inc.	60,793	3,136
Garmin Ltd.	60,739	2,886
* FireEye Inc.	51,868	2,036

* Nuance Communications Inc.	134,413	1,929
* NetSuite Inc.	18,333	1,701
* Freescale Semiconductor Ltd.	28,266	1,152
* Cree Inc.	31,341	1,112
* Premier Inc. Class A	19,329	726
* IMS Health Holdings Inc.	26,573	719
		1,696,778
Telecommunications (2.3%)
Verizon Communications Inc.	2,201,225	107,046
AT&T Inc.	2,744,635	89,612
CenturyLink Inc.	301,890	10,430
* SBA Communications Corp. Class A	68,298	7,998
* Level 3 Communications Inc.	141,965	7,643
* T-Mobile US Inc.	149,149	4,727
Frontier Communications Corp.	528,729	3,728
Windstream Holdings Inc.	317,882	2,352
* Sprint Corp.	417,975	1,981
		235,517
Utilities (3.0%)
Duke Energy Corp.	374,416	28,748
NextEra Energy Inc.	234,952	24,447
Dominion Resources Inc.	309,111	21,907
Southern Co.	476,224	21,087
Exelon Corp.	454,935	15,290
American Electric Power Co. Inc.	258,625	14,548
Sempra Energy	123,814	13,498
PG&E Corp.	251,383	13,341
PPL Corp.	351,837	11,843
Public Service Enterprise Group Inc.	267,900	11,230
Edison International	172,417	10,771
Consolidated Edison Inc.	155,174	9,466
Xcel Energy Inc.	267,948	9,327
Eversource Energy	167,498	8,462
FirstEnergy Corp.	222,616	7,805
DTE Energy Co.	93,598	7,552
Entergy Corp.	95,337	7,388
NiSource Inc.	167,189	7,383
Wisconsin Energy Corp.	119,414	5,911
Ameren Corp.	128,331	5,416
ONEOK Inc.	110,336	5,323
American Water Works Co. Inc.	94,651	5,131
CMS Energy Corp.	145,797	5,090
* Calpine Corp.	206,567	4,724
NRG Energy Inc.	178,478	4,496
CenterPoint Energy Inc.	216,336	4,415
AES Corp.	340,159	4,371
SCANA Corp.	67,911	3,734
Pinnacle West Capital Corp.	58,261	3,714
Alliant Energy Corp.	58,700	3,698
Pepco Holdings Inc.	133,253	3,575
Integrys Energy Group Inc.	42,227	3,041
National Fuel Gas Co.	42,188	2,545
		309,277
Total Common Stocks (Cost $6,794,065)		10,289,272

	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.128%		6,229,000	6,229

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.120%	4/6/15	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.070%	4/10/15	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.063%	4/29/15	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.135%	8/5/15	100	100
				2,100
Total Temporary Cash Investments (Cost $8,329)				8,329
Total Investments (99.9%) (Cost $6,802,394)				10,297,601
Other Assets and Liabilities-Net (0.1%)[3]				10,956
Net Assets (100%)				10,308,557

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,031,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $6,229,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Large-Cap Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,289,272	—	—
Temporary Cash Investments	6,229	2,100	—
Futures Contracts—Liabilities[1]	(118)	—	—
Total	10,295,383	2,100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	135	13,910	(8)
S&P 500 Index	June 2015	9	4,637	(16)
				(24)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $6,802,394,000. Net unrealized appreciation of investment securities for tax purposes was $3,495,207,000, consisting of

Large-Cap Index Fund

unrealized gains of $3,642,731,000 on securities that had risen in value since their purchase and $147,524,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.2%)
Sigma-Aldrich Corp.	2,283,265	315,661
Alcoa Inc.	23,367,706	301,911
CF Industries Holdings Inc.	915,910	259,825
International Flavors & Fragrances Inc.	1,547,971	181,732
Eastman Chemical Co.	2,555,574	176,999
Ashland Inc.	1,324,154	168,578
Celanese Corp. Class A	2,923,253	163,293
FMC Corp.	2,547,741	145,858
Airgas Inc.	1,292,439	137,141
* WR Grace & Co.	1,318,466	130,357
CONSOL Energy Inc.	4,402,172	122,777
Albemarle Corp.	2,151,160	113,667
Newmont Mining Corp.	4,770,316	103,564
Avery Dennison Corp.	1,732,055	91,643
Huntsman Corp.	3,986,693	88,385
Reliance Steel & Aluminum Co.	1,419,718	86,716
Westlake Chemical Corp.	762,314	54,841
* Axalta Coating Systems Ltd.	1,096,523	30,286
		2,673,234
Consumer Goods (14.5%)
Delphi Automotive plc	5,549,752	442,537
* Monster Beverage Corp.	2,884,453	399,194
* Constellation Brands Inc. Class A	3,089,250	359,002
* Electronic Arts Inc.	5,631,035	331,189
Whirlpool Corp.	1,493,199	301,716
ConAgra Foods Inc.	8,142,908	297,460
Dr Pepper Snapple Group Inc.	3,689,093	289,520
Clorox Co.	2,507,924	276,850
* Under Armour Inc. Class A	3,389,910	273,735
BorgWarner Inc.	4,329,133	261,826
Genuine Parts Co.	2,773,392	258,452
Hanesbrands Inc.	7,662,652	256,776
Harley-Davidson Inc.	4,044,014	245,633
Keurig Green Mountain Inc.	2,163,647	241,744
* TRW Automotive Holdings Corp.	2,198,056	230,466
Tyson Foods Inc. Class A	5,822,939	223,019
* Mohawk Industries Inc.	1,184,578	220,035
Coach Inc.	5,273,457	218,479
Bunge Ltd.	2,637,085	217,190
JM Smucker Co.	1,849,231	214,012
Church & Dwight Co. Inc.	2,496,184	213,224
Molson Coors Brewing Co. Class B	2,802,221	208,625
Newell Rubbermaid Inc.	5,182,921	202,497
* Jarden Corp.	3,493,966	184,831
Coca-Cola Enterprises Inc.	4,058,173	179,371
DR Horton Inc.	6,287,295	179,062
^ Lennar Corp. Class A	3,255,313	168,658
PVH Corp.	1,576,247	167,965

	Lear Corp.	1,491,679	165,308
	Energizer Holdings Inc.	1,187,960	163,998
	McCormick & Co. Inc.	2,112,344	162,883
	Polaris Industries Inc.	1,141,048	161,002
	Ralph Lauren Corp. Class A	1,174,451	154,440
	Mattel Inc.	6,466,763	147,766
	Hormel Foods Corp.	2,520,072	143,266
	PulteGroup Inc.	6,335,327	140,834
*	WABCO Holdings Inc.	1,117,590	137,330
	Hasbro Inc.	2,138,953	135,267
	Leucadia National Corp.	5,987,065	133,452
*	LKQ Corp.	5,214,080	133,272
*	lululemon athletica Inc.	1,894,923	121,313
*	NVR Inc.	73,518	97,680
	Harman International Industries Inc.	656,272	87,698
*	Fossil Group Inc.	819,028	67,529
	Avon Products Inc.	4,161,104	33,247
	Coty Inc. Class A	1,224,881	29,728
^	Pilgrim's Pride Corp.	991,034	22,388
*,^ GoPro Inc. Class A		368,286	15,987
	Lennar Corp. Class B	82,620	3,396
			9,320,852
Consumer Services (13.7%)
	AmerisourceBergen Corp. Class A	3,988,618	453,386
	Ross Stores Inc.	3,786,621	398,958
*	O'Reilly Automotive Inc.	1,842,514	398,425
*	Chipotle Mexican Grill Inc. Class A	593,097	385,833
*	Charter Communications Inc. Class A	1,605,925	310,120
*	Dollar Tree Inc.	3,735,163	303,090
	Marriott International Inc. Class A	3,700,894	297,256
*	CarMax Inc.	4,015,030	277,077
	Nielsen NV	5,678,366	253,085
*	United Continental Holdings Inc.	3,672,908	247,003
	L Brands Inc.	2,378,058	224,227
	Royal Caribbean Cruises Ltd.	2,729,189	223,384
	Tractor Supply Co.	2,603,814	221,480
	Nordstrom Inc.	2,727,817	219,098
*	Dollar General Corp.	2,900,502	218,640
	Best Buy Co. Inc.	5,700,043	215,405
	Signet Jewelers Ltd.	1,532,790	212,736
	Advance Auto Parts Inc.	1,395,499	208,892
	Wyndham Worldwide Corp.	2,304,838	208,519
	Staples Inc.	12,231,987	199,198
	Tiffany & Co.	2,102,067	185,003
*	Ulta Salon Cosmetics & Fragrance Inc.	1,169,012	176,345
*	TripAdvisor Inc.	2,114,580	175,870
	Interpublic Group of Cos. Inc.	7,883,170	174,376
	Expedia Inc.	1,851,213	174,255
*	Hertz Global Holdings Inc.	7,877,222	170,778
	H&R Block Inc.	5,260,661	168,709
	Family Dollar Stores Inc.	2,078,553	164,705
*	Discovery Communications Inc.	5,159,342	152,072
*	MGM Resorts International	7,042,012	148,093
	Darden Restaurants Inc.	2,134,346	147,996
*	News Corp. Class A	9,175,831	146,905
*	IHS Inc. Class A	1,249,161	142,105
	Williams-Sonoma Inc.	1,584,460	126,297

FactSet Research Systems Inc.	757,802	120,642
* Liberty Interactive Corp. Class A	4,060,075	118,514
* Norwegian Cruise Line Holdings Ltd.	2,185,335	118,030
Scripps Networks Interactive Inc. Class A	1,473,813	101,045
Aramark	3,171,513	100,315
* AutoNation Inc.	1,413,035	90,901
* Discovery Communications Inc. Class A	2,844,999	87,512
* Urban Outfitters Inc.	1,889,767	86,268
Foot Locker Inc.	1,359,802	85,667
Tribune Media Co. Class A	1,381,630	84,017
* Sprouts Farmers Market Inc.	2,326,630	81,967
* Hyatt Hotels Corp. Class A	670,197	39,689
* News Corp. Class B	209,094	3,318
Extended Stay America Inc.	39	1
		8,847,207
Financials (17.8%)
AvalonBay Communities Inc.	2,524,555	439,904
Moody's Corp.	3,875,303	402,256
Hartford Financial Services Group Inc.	8,249,335	344,987
M&T Bank Corp.	2,286,916	290,438
Principal Financial Group Inc.	5,622,897	288,848
Lincoln National Corp.	4,901,808	281,658
Essex Property Trust Inc.	1,222,479	281,048
Health Care REIT Inc.	3,316,182	256,540
Macerich Co.	3,021,223	254,780
Equinix Inc.	1,050,194	244,538
Regions Financial Corp.	25,674,157	242,621
SL Green Realty Corp.	1,885,542	242,066
KeyCorp	16,562,855	234,530
* Affiliated Managers Group Inc.	1,049,510	225,414
Realty Income Corp.	4,302,470	222,007
Equifax Inc.	2,284,329	212,443
* CBRE Group Inc. Class A	5,409,225	209,391
Western Union Co.	9,969,164	207,458
Kimco Realty Corp.	7,472,474	200,636
* Markel Corp.	253,527	194,952
Federal Realty Investment Trust	1,312,705	193,243
Annaly Capital Management Inc.	18,116,574	188,412
Voya Financial Inc.	4,362,834	188,082
FNF Group	5,028,258	184,839
XL Group plc Class A	4,879,677	179,572
American Realty Capital Properties Inc.	17,681,821	174,166
* Ally Financial Inc.	8,260,645	173,308
Huntington Bancshares Inc.	15,486,338	171,124
Digital Realty Trust Inc.	2,592,956	171,031
UDR Inc.	4,947,077	168,349
Unum Group	4,806,758	162,132
Navient Corp.	7,842,673	159,442
Cincinnati Financial Corp.	2,973,086	158,406
Comerica Inc.	3,409,867	153,887
CIT Group Inc.	3,364,649	151,813
First Republic Bank	2,643,391	150,911
Willis Group Holdings plc	3,088,100	148,785
Plum Creek Timber Co. Inc.	3,365,904	146,249
Jones Lang LaSalle Inc.	856,836	146,005
American Capital Agency Corp.	6,744,596	143,862
* Arch Capital Group Ltd.	2,313,251	142,496

Raymond James Financial Inc.	2,456,646	139,488
Torchmark Corp.	2,459,391	135,070
Alexandria Real Estate Equities Inc.	1,377,044	135,005
New York Community Bancorp Inc.	8,039,459	134,500
Iron Mountain Inc.	3,609,447	131,673
Lazard Ltd. Class A	2,461,723	129,462
* Realogy Holdings Corp.	2,798,780	127,288
SEI Investments Co.	2,870,530	126,562
MSCI Inc. Class A	2,034,623	124,743
Camden Property Trust	1,574,904	123,047
Reinsurance Group of America Inc. Class A	1,314,150	122,466
Legg Mason Inc.	2,153,721	118,885
NASDAQ OMX Group Inc.	2,260,238	115,137
Everest Re Group Ltd.	649,016	112,929
Zions Bancorporation	3,879,542	104,748
PartnerRe Ltd.	906,304	103,618
WR Berkley Corp.	1,940,936	98,037
Hudson City Bancorp Inc.	9,104,018	95,410
Axis Capital Holdings Ltd.	1,831,317	94,459
People's United Financial Inc.	5,894,549	89,597
Brixmor Property Group Inc.	3,138,045	83,315
* Alleghany Corp.	145,372	70,796
LPL Financial Holdings Inc.	1,568,734	68,805
Santander Consumer USA Holdings Inc.	2,004,029	46,373
Assurant Inc.	658,626	40,446
* Genworth Financial Inc. Class A	4,749,911	34,722
* LendingClub Corp.	1,416,014	27,825
		11,467,035
Health Care (9.9%)
* Boston Scientific Corp.	25,437,717	451,519
* BioMarin Pharmaceutical Inc.	3,005,604	374,558
* DaVita HealthCare Partners Inc.	3,903,111	317,245
* Pharmacyclics Inc.	1,162,658	297,582
* Edwards Lifesciences Corp.	2,061,653	293,703
* Hospira Inc.	3,271,009	287,325
* Endo International plc	3,179,929	285,240
* Mallinckrodt plc	2,226,949	282,043
* Mylan NV	4,668,581	277,080
* Incyte Corp.	2,955,484	270,900
* Laboratory Corp. of America Holdings	1,907,948	240,573
CR Bard Inc.	1,419,734	237,592
* Henry Schein Inc.	1,602,055	223,679
Perrigo Co. plc	1,345,790	222,796
Quest Diagnostics Inc.	2,758,961	212,026
Universal Health Services Inc. Class B	1,752,725	206,313
ResMed Inc.	2,687,159	192,884
* Jazz Pharmaceuticals plc	1,101,606	190,347
* Waters Corp.	1,512,475	188,031
* Medivation Inc.	1,420,810	183,384
* Varian Medical Systems Inc.	1,913,125	180,006
* Hologic Inc.	4,549,282	150,240
* IDEXX Laboratories Inc.	900,924	139,175
DENTSPLY International Inc.	2,683,180	136,547
* Envision Healthcare Holdings Inc.	3,520,315	135,004
* Salix Pharmaceuticals Ltd.	572,033	98,853
* Quintiles Transnational Holdings Inc.	1,308,699	87,644
* Alkermes plc	1,417,106	86,401

	Patterson Cos. Inc.	1,676,399	81,792
*,^ Intercept Pharmaceuticals Inc.		148,255	41,811
	Becton Dickinson and Co.	2,996	430
			6,372,723
Industrials (16.3%)
	Fidelity National Information Services Inc.	5,424,868	369,217
*	Fiserv Inc.	4,563,461	362,339
	Amphenol Corp. Class A	5,930,469	349,483
*	Alliance Data Systems Corp.	1,162,775	344,472
	Roper Industries Inc.	1,918,592	329,998
	WW Grainger Inc.	1,173,195	276,651
	Rockwell Collins Inc.	2,529,074	244,182
	AMETEK Inc.	4,608,813	242,147
*	Stericycle Inc.	1,623,567	227,997
*	FleetCor Technologies Inc.	1,489,536	224,801
	Sherwin-Williams Co.	771,045	219,362
	Pentair plc	3,488,000	219,360
	Kansas City Southern	2,110,876	215,478
	Vulcan Materials Co.	2,517,958	212,264
	Textron Inc.	4,763,323	211,158
	Fastenal Co.	5,084,389	210,672
	CH Robinson Worldwide Inc.	2,796,669	204,772
	Pall Corp.	2,038,868	204,682
	TransDigm Group Inc.	906,939	198,366
*	Verisk Analytics Inc. Class A	2,720,487	194,243
*	Sensata Technologies Holding NV	3,237,044	185,968
	Ball Corp.	2,625,718	185,481
	L-3 Communications Holdings Inc.	1,419,971	178,618
	Masco Corp.	6,682,637	178,426
*	Mettler-Toledo International Inc.	537,738	176,728
	Towers Watson & Co. Class A	1,329,961	175,801
	Sealed Air Corp.	3,835,101	174,727
	Rock-Tenn Co. Class A	2,674,998	172,537
	Martin Marietta Materials Inc.	1,220,526	170,630
*	United Rentals Inc.	1,845,232	168,211
	Expeditors International of Washington Inc.	3,482,581	167,791
	Wabtec Corp.	1,749,811	166,250
	Fluor Corp.	2,825,410	161,500
	MeadWestvaco Corp.	3,201,071	159,637
	JB Hunt Transport Services Inc.	1,781,955	152,170
	Robert Half International Inc.	2,454,386	148,539
	Cintas Corp.	1,794,474	146,483
	Flowserve Corp.	2,575,403	145,484
*	Crown Holdings Inc.	2,655,768	143,465
	ADT Corp.	3,272,089	135,857
	Xerox Corp.	10,099,935	129,784
	ManpowerGroup Inc.	1,496,936	128,961
	B/E Aerospace Inc.	2,013,186	128,079
*	Trimble Navigation Ltd.	4,954,904	124,864
	Xylem Inc.	3,485,317	122,056
	Avnet Inc.	2,608,128	116,062
*	Quanta Services Inc.	4,063,368	115,928
*	Arrow Electronics Inc.	1,829,156	111,853
*	Jacobs Engineering Group Inc.	2,453,780	110,813
	Allison Transmission Holdings Inc.	3,443,495	109,985
	Dover Corp.	1,559,147	107,768
	Hubbell Inc. Class B	981,860	107,631

^	Chicago Bridge & Iron Co. NV	2,064,878	101,716
	Donaldson Co. Inc.	2,625,025	98,990
	Owens Corning	2,141,039	92,921
	FLIR Systems Inc.	2,696,738	84,354
*	Colfax Corp.	1,657,249	79,100
	MDU Resources Group Inc.	3,532,438	75,382
	Joy Global Inc.	1,862,314	72,965
	Fortune Brands Home & Security Inc.	1,517,304	72,042
*	Owens-Illinois Inc.	1,570,599	36,626
	AGCO Corp.	747,746	35,623
			10,519,450
Oil & Gas (5.9%)
*	Cheniere Energy Inc.	4,072,981	315,249
*	Concho Resources Inc.	2,275,219	263,743
	EQT Corp.	2,896,490	240,032
	Cabot Oil & Gas Corp.	7,896,263	233,177
	Tesoro Corp.	2,402,802	219,352
	Cimarex Energy Co.	1,674,712	192,743
*	Southwestern Energy Co.	7,350,781	170,465
*	Cameron International Corp.	3,703,620	167,107
*	Weatherford International plc	13,322,610	163,868
*	FMC Technologies Inc.	4,424,802	163,762
	Range Resources Corp.	3,067,747	159,645
	HollyFrontier Corp.	3,740,560	150,632
	Murphy Oil Corp.	3,223,700	150,224
	Helmerich & Payne Inc.	1,954,967	133,075
*	Whiting Petroleum Corp.	3,909,311	120,798
	OGE Energy Corp.	3,813,610	120,548
*	Dresser-Rand Group Inc.	1,465,962	117,790
	Oceaneering International Inc.	1,904,557	102,713
^	Transocean Ltd.	6,579,970	96,528
	Ensco plc Class A	4,478,454	94,361
	Energen Corp.	1,399,381	92,359
	Core Laboratories NV	829,278	86,651
	Chesapeake Energy Corp.	5,724,125	81,054
	Noble Corp. plc	4,824,566	68,895
*,^ Antero Resources Corp.		1,315,820	46,475
*	Cobalt International Energy Inc.	3,237,764	30,467
^	Diamond Offshore Drilling Inc.	593,066	15,888
			3,797,601
Technology (11.2%)
*	Cerner Corp.	5,894,782	431,852
	Skyworks Solutions Inc.	3,648,127	358,574
	Seagate Technology plc	5,963,434	310,278
*	Red Hat Inc.	3,506,528	265,620
*	Autodesk Inc.	4,349,825	255,074
	Altera Corp.	5,752,628	246,845
*	Catamaran Corp.	3,966,815	236,184
*	Akamai Technologies Inc.	3,232,786	229,673
*	Qorvo Inc.	2,838,437	226,223
	Linear Technology Corp.	4,572,967	214,015
	Lam Research Corp.	3,045,786	213,921
	Xilinx Inc.	4,998,233	211,425
	NVIDIA Corp.	9,871,931	206,570
*	ServiceNow Inc.	2,551,682	201,022
*	Citrix Systems Inc.	3,055,524	195,156

*	Palo Alto Networks Inc.	1,308,887	191,202
	Western Digital Corp.	2,097,946	190,934
	Maxim Integrated Products Inc.	5,408,224	188,260
	KLA-Tencor Corp.	3,109,819	181,271
^	Microchip Technology Inc.	3,658,708	178,911
	Computer Sciences Corp.	2,696,499	176,027
	Juniper Networks Inc.	7,391,845	166,908
*	Workday Inc. Class A	1,967,256	166,056
*	F5 Networks Inc.	1,379,096	158,513
	Harris Corp.	1,990,467	156,769
*	ANSYS Inc.	1,720,988	151,774
*	VeriSign Inc.	2,234,526	149,646
*	Synopsys Inc.	2,938,159	136,096
*	Gartner Inc.	1,598,719	134,053
	SanDisk Corp.	2,036,117	129,538
*	Teradata Corp.	2,925,008	129,110
*	Splunk Inc.	1,970,492	116,653
	Marvell Technology Group Ltd.	7,816,925	114,909
*	Rackspace Hosting Inc.	2,196,355	113,310
	Garmin Ltd.	2,201,057	104,594
*,^ FireEye Inc.		1,869,940	73,395
*	Nuance Communications Inc.	4,977,667	71,430
*	NetSuite Inc.	660,446	61,263
*	Freescale Semiconductor Ltd.	1,025,414	41,796
*,^ Cree Inc.		1,067,656	37,891
*	Premier Inc. Class A	715,116	26,874
*	IMS Health Holdings Inc.	960,489	26,000
			7,175,615
Telecommunications (1.2%)
*	SBA Communications Corp. Class A	2,468,093	289,014
*	Level 3 Communications Inc.	5,138,423	276,653
	Frontier Communications Corp.	19,165,336	135,115
	Windstream Holdings Inc.	11,534,558	85,356
			786,138
Utilities (5.0%)
	Eversource Energy	6,056,738	305,986
	DTE Energy Co.	3,388,370	273,408
	NiSource Inc.	6,045,493	266,969
	Wisconsin Energy Corp.	4,311,483	213,419
	Ameren Corp.	4,638,700	195,753
	ONEOK Inc.	3,984,209	192,198
	American Water Works Co. Inc.	3,437,149	186,328
	CMS Energy Corp.	5,281,668	184,383
*	Calpine Corp.	7,192,082	164,483
	NRG Energy Inc.	6,464,024	162,829
	CenterPoint Energy Inc.	7,806,190	159,324
	AES Corp.	12,089,730	155,353
	SCANA Corp.	2,452,726	134,875
	Pinnacle West Capital Corp.	2,113,972	134,766
	Alliant Energy Corp.	2,120,780	133,609
	Pepco Holdings Inc.	4,815,976	129,213
	Integrys Energy Group Inc.	1,529,282	110,139
	National Fuel Gas Co.	1,532,175	92,436
			3,195,471
Total Common Stocks (Cost $46,478,646)			64,155,326

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.128%		338,916,119	338,916

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.130%	4/27/15	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.135%	8/28/15	4,000	3,997
				8,996
Total Temporary Cash Investments (Cost $347,913)				347,912
Total Investments (100.2%) (Cost $46,826,559)				64,503,238
Other Assets and Liabilities-Net (-0.2%)[3]				(155,832)
Net Assets (100%)				64,347,406

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $132,960,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $137,804,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,097,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Mid-Cap Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	64,155,326	—	—
Temporary Cash Investments	338,916	8,996	—
Futures Contracts—Assets[1]	481	—	—
Futures Contracts—Liabilities[1]	(1,221)	—	—
Total	64,493,502	8,996	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mid-Cap Index Fund

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2015	452	68,695	1,207

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $46,826,559,000. Net unrealized appreciation of investment securities for tax purposes was $17,679,679,000, consisting of unrealized gains of $18,871,600,000 on securities that had risen in value since their purchase and $1,194,921,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (1.1%)
FMC Corp.	536,843	30,734
Airgas Inc.	272,406	28,905
* Axalta Coating Systems Ltd.	230,867	6,377
Westlake Chemical Corp.	80,315	5,778
		71,794
Consumer Goods (12.6%)
* Monster Beverage Corp.	607,659	84,097
* Constellation Brands Inc. Class A	650,846	75,635
* Electronic Arts Inc.	1,186,226	69,768
* Under Armour Inc. Class A	714,138	57,666
BorgWarner Inc.	912,002	55,158
Keurig Green Mountain Inc.	455,882	50,936
* Mohawk Industries Inc.	249,449	46,335
Church & Dwight Co. Inc.	525,606	44,897
* Jarden Corp.	735,689	38,918
McCormick & Co. Inc.	444,832	34,301
Polaris Industries Inc.	240,409	33,922
* WABCO Holdings Inc.	235,538	28,943
Leucadia National Corp.	1,261,484	28,118
* LKQ Corp.	1,098,582	28,080
Hanesbrands Inc.	807,287	27,052
Harley-Davidson Inc.	426,020	25,876
* lululemon athletica Inc.	399,344	25,566
* NVR Inc.	15,481	20,569
Harman International Industries Inc.	138,058	18,449
PVH Corp.	165,945	17,683
Ralph Lauren Corp. Class A	123,580	16,251
* Fossil Group Inc.	86,394	7,123
* GoPro Inc. Class A	77,812	3,378
		838,721
Consumer Services (18.4%)
Ross Stores Inc.	797,719	84,048
* O'Reilly Automotive Inc.	388,123	83,928
* Chipotle Mexican Grill Inc. Class A	124,938	81,277
* Charter Communications Inc. Class A	338,177	65,305
* Dollar Tree Inc.	786,912	63,854
Marriott International Inc. Class A	779,694	62,625
* CarMax Inc.	845,850	58,372
L Brands Inc.	501,003	47,240
Tractor Supply Co.	548,283	46,637
Nordstrom Inc.	574,410	46,137
* Dollar General Corp.	610,712	46,035
Signet Jewelers Ltd.	322,771	44,797
Advance Auto Parts Inc.	293,861	43,988
Wyndham Worldwide Corp.	485,567	43,929
Tiffany & Co.	442,587	38,952
* Ulta Salon Cosmetics & Fragrance Inc.	246,151	37,132
* TripAdvisor Inc.	445,240	37,031

Expedia Inc.	389,789	36,691
* IHS Inc. Class A	263,265	29,949
Williams-Sonoma Inc.	333,847	26,611
FactSet Research Systems Inc.	159,461	25,386
* Liberty Interactive Corp. Class A	855,522	24,973
* Norwegian Cruise Line Holdings Ltd.	460,261	24,859
Scripps Networks Interactive Inc. Class A	310,223	21,269
* AutoNation Inc.	297,408	19,132
* Urban Outfitters Inc.	397,258	18,135
* Sprouts Farmers Market Inc.	489,461	17,244
* Discovery Communications Inc.	542,909	16,002
* MGM Resorts International	740,991	15,583
* Discovery Communications Inc. Class A	298,715	9,188
* Hyatt Hotels Corp. Class A	141,276	8,366
Extended Stay America Inc.	6	—
		1,224,675
Financials (11.6%)
AvalonBay Communities Inc.	531,810	92,668
Moody's Corp.	816,422	84,745
Essex Property Trust Inc.	257,520	59,204
Health Care REIT Inc.	698,659	54,048
Equinix Inc.	221,235	51,515
* Affiliated Managers Group Inc.	221,090	47,486
* CBRE Group Inc. Class A	1,138,959	44,089
Federal Realty Investment Trust	276,403	40,689
American Realty Capital Properties Inc.	3,722,869	36,670
Digital Realty Trust Inc.	545,977	36,013
Alexandria Real Estate Equities Inc.	290,162	28,448
Lazard Ltd. Class A	518,729	27,280
* Realogy Holdings Corp.	589,733	26,821
Macerich Co.	316,946	26,728
SEI Investments Co.	604,878	26,669
MSCI Inc. Class A	428,762	26,287
Camden Property Trust	331,905	25,932
Brixmor Property Group Inc.	660,127	17,526
Raymond James Financial Inc.	258,510	14,678
* LendingClub Corp.	297,208	5,840
		773,336
Health Care (11.9%)
* BioMarin Pharmaceutical Inc.	633,181	78,907
* DaVita HealthCare Partners Inc.	822,272	66,834
* Pharmacyclics Inc.	244,920	62,687
* Edwards Lifesciences Corp.	434,366	61,880
* Incyte Corp.	622,630	57,070
CR Bard Inc.	298,982	50,035
Perrigo Co. plc	283,400	46,917
* Salix Pharmaceuticals Ltd.	243,688	42,112
ResMed Inc.	566,155	40,639
* Jazz Pharmaceuticals plc	232,025	40,091
* Waters Corp.	318,444	39,589
* Medivation Inc.	299,169	38,614
* Varian Medical Systems Inc.	402,876	37,906
* IDEXX Laboratories Inc.	189,895	29,335
DENTSPLY International Inc.	565,411	28,774
* Envision Healthcare Holdings Inc.	741,764	28,447
* Quintiles Transnational Holdings Inc.	275,134	18,426

*	Alkermes plc	298,250	18,184
*	Intercept Pharmaceuticals Inc.	31,162	8,788
			795,235
Industrials (20.6%)
	Amphenol Corp. Class A	1,249,270	73,620
*	Alliance Data Systems Corp.	244,939	72,563
	Roper Industries Inc.	404,241	69,529
	WW Grainger Inc.	247,144	58,279
	AMETEK Inc.	970,894	51,011
*	Stericycle Inc.	341,917	48,015
*	FleetCor Technologies Inc.	313,804	47,359
	Sherwin-Williams Co.	162,434	46,213
	Pentair plc	734,431	46,188
	Kansas City Southern	444,720	45,397
	Vulcan Materials Co.	530,200	44,696
	Fastenal Co.	1,070,514	44,357
	CH Robinson Worldwide Inc.	589,229	43,143
	Pall Corp.	429,305	43,098
	TransDigm Group Inc.	190,951	41,765
*	Verisk Analytics Inc. Class A	572,805	40,898
*	Sensata Technologies Holding NV	681,562	39,156
*	Fiserv Inc.	480,481	38,150
	Masco Corp.	1,407,061	37,569
*	Mettler-Toledo International Inc.	113,227	37,212
	Rock-Tenn Co. Class A	563,287	36,332
	Martin Marietta Materials Inc.	257,137	35,948
*	United Rentals Inc.	388,830	35,446
	Expeditors International of Washington Inc.	733,270	35,329
	Wabtec Corp.	368,473	35,009
	JB Hunt Transport Services Inc.	375,279	32,047
	Robert Half International Inc.	516,792	31,276
	B/E Aerospace Inc.	424,230	26,990
*	Trimble Navigation Ltd.	1,044,025	26,309
*	Quanta Services Inc.	855,851	24,417
^	Chicago Bridge & Iron Co. NV	435,188	21,437
	Donaldson Co. Inc.	553,160	20,860
*	Colfax Corp.	348,689	16,643
	Flowserve Corp.	271,070	15,313
	Fortune Brands Home & Security Inc.	319,235	15,157
			1,376,731
Oil & Gas (5.9%)
*	Cheniere Energy Inc.	858,057	66,414
*	Concho Resources Inc.	479,110	55,538
	EQT Corp.	610,186	50,566
	Cabot Oil & Gas Corp.	1,663,502	49,123
*	FMC Technologies Inc.	931,657	34,481
	Range Resources Corp.	645,959	33,616
*	Whiting Petroleum Corp.	823,686	25,452
*	Dresser-Rand Group Inc.	308,773	24,810
	Oceaneering International Inc.	401,326	21,643
	Core Laboratories NV	174,580	18,242
*,^ Antero Resources Corp.		277,224	9,791
*	Cobalt International Energy Inc.	675,006	6,352
			396,028
Technology (15.3%)
*	Cerner Corp.	1,241,732	90,969

	Skyworks Solutions Inc.			768,523	75,538
*	Red Hat Inc.			738,730	55,959
*	Autodesk Inc.			916,395	53,737
*	Catamaran Corp.			835,707	49,758
*	Akamai Technologies Inc.			681,032	48,384
*	Qorvo Inc.			597,660	47,633
	Linear Technology Corp.			962,862	45,062
	Lam Research Corp.			641,332	45,044
*	ServiceNow Inc.			537,337	42,331
*	Citrix Systems Inc.			643,729	41,115
*	Palo Alto Networks Inc.			275,836	40,294
	Microchip Technology Inc.			770,335	37,669
*	Workday Inc. Class A			414,485	34,987
*	F5 Networks Inc.			290,595	33,401
*	ANSYS Inc.			362,623	31,980
*	VeriSign Inc.			470,840	31,532
*	Gartner Inc.			336,854	28,245
*	Splunk Inc.			415,245	24,583
*	Rackspace Hosting Inc.			462,681	23,870
	Xilinx Inc.			526,558	22,273
	NVIDIA Corp.			1,040,085	21,764
	KLA-Tencor Corp.			327,225	19,074
*,^ FireEye Inc.				393,406	15,441
	SanDisk Corp.			214,346	13,637
*	Teradata Corp.			308,306	13,609
*	NetSuite Inc.			139,141	12,907
*	Freescale Semiconductor Ltd.			215,798	8,796
*,^ Cree Inc.				224,955	7,984
*	Premier Inc. Class A			150,166	5,643
					1,023,219
Telecommunications (1.8%)
*	SBA Communications Corp. Class A			519,962	60,887
*	Level 3 Communications Inc.			1,082,520	58,283
					119,170
Utilities (0.5%)
*	Calpine Corp.			1,514,362	34,634

Total Common Stocks (Cost $5,292,447)					6,653,543
		Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund		0.128%		29,439,798	29,440

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes		0.130%	4/27/15	5,000	4,999
Total Temporary Cash Investments (Cost $34,439)					34,439
Total Investments (100.2%) (Cost $5,326,886)					6,687,982
Other Assets and Liabilities-Net (-0.2%)[3]					(13,466)
Net Assets (100%)					6,674,516

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,777,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $12,162,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,653,543	—	—
Temporary Cash Investments	29,440	4,999	—
Futures Contracts—Liabilities[1]	(82)	—	—
Total	6,682,901	4,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of

Mid-Cap Growth Index Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2015	95	14,438	254
S&P 500 Index	June 2015	6	3,091	(11)
E-mini S&P 500 Index	June 2015	20	2,061	(6)
				237

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $5,326,886,000. Net unrealized appreciation of investment securities for tax purposes was $1,361,096,000, consisting of unrealized gains of $1,471,295,000 on securities that had risen in value since their purchase and $110,199,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (7.1%)
Sigma-Aldrich Corp.	550,874	76,158
Alcoa Inc.	5,636,981	72,830
CF Industries Holdings Inc.	220,947	62,678
International Flavors & Fragrances Inc.	373,464	43,845
Eastman Chemical Co.	616,577	42,704
Ashland Inc.	319,461	40,671
Celanese Corp. Class A	705,220	39,394
* WR Grace & Co.	318,094	31,450
CONSOL Energy Inc.	1,062,036	29,620
Albemarle Corp.	518,841	27,416
Newmont Mining Corp.	1,150,450	24,976
Avery Dennison Corp.	417,414	22,085
Huntsman Corp.	958,994	21,261
Reliance Steel & Aluminum Co.	341,563	20,863
Westlake Chemical Corp.	91,566	6,587
		562,538
Consumer Goods (16.3%)
Delphi Automotive plc	1,338,744	106,752
Whirlpool Corp.	360,296	72,801
ConAgra Foods Inc.	1,964,318	71,757
Dr Pepper Snapple Group Inc.	889,989	69,846
Clorox Co.	605,028	66,789
Genuine Parts Co.	669,093	62,353
* TRW Automotive Holdings Corp.	530,290	55,601
Tyson Foods Inc. Class A	1,404,673	53,799
Coach Inc.	1,272,116	52,704
Bunge Ltd.	636,239	52,401
JM Smucker Co.	446,128	51,630
Molson Coors Brewing Co. Class B	676,002	50,328
Newell Rubbermaid Inc.	1,250,344	48,851
Coca-Cola Enterprises Inc.	979,031	43,273
DR Horton Inc.	1,516,759	43,197
Lear Corp.	359,937	39,888
Energizer Holdings Inc.	286,661	39,574
Lennar Corp. Class A	761,939	39,476
Mattel Inc.	1,560,107	35,648
Hormel Foods Corp.	607,960	34,563
PulteGroup Inc.	1,528,390	33,976
Hasbro Inc.	516,051	32,635
Hanesbrands Inc.	924,247	30,972
Harley-Davidson Inc.	487,865	29,633
PVH Corp.	190,155	20,263
Ralph Lauren Corp. Class A	141,718	18,636
* Fossil Group Inc.	98,571	8,127
Avon Products Inc.	1,008,054	8,054
Coty Inc. Class A	295,514	7,172
^ Pilgrim's Pride Corp.	238,865	5,396

Lennar Corp. Class B	43,231	1,777
		1,287,872
Consumer Services (9.2%)
AmerisourceBergen Corp. Class A	962,172	109,370
Nielsen NV	1,369,866	61,055
* United Continental Holdings Inc.	886,061	59,588
Royal Caribbean Cruises Ltd.	658,429	53,892
Best Buy Co. Inc.	1,375,071	51,964
Staples Inc.	2,950,730	48,053
Interpublic Group of Cos. Inc.	1,901,781	42,067
* Hertz Global Holdings Inc.	1,900,331	41,199
H&R Block Inc.	1,269,109	40,700
Family Dollar Stores Inc.	501,527	39,741
Darden Restaurants Inc.	514,915	35,704
* News Corp. Class A	2,065,120	33,063
Aramark	765,178	24,203
Foot Locker Inc.	327,147	20,610
Tribune Media Co. Class A	332,050	20,192
* Discovery Communications Inc.	621,219	18,311
* MGM Resorts International	847,945	17,832
* Discovery Communications Inc. Class A	341,818	10,514
* News Corp. Class B	198,909	3,157
		731,215
Financials (23.8%)
Hartford Financial Services Group Inc.	1,989,948	83,220
M&T Bank Corp.	551,738	70,071
Principal Financial Group Inc.	1,356,470	69,682
Lincoln National Corp.	1,182,477	67,945
Regions Financial Corp.	6,193,387	58,528
SL Green Realty Corp.	454,875	58,397
KeyCorp	3,995,438	56,575
Realty Income Corp.	1,037,900	53,556
Equifax Inc.	551,123	51,254
Western Union Co.	2,404,935	50,047
Kimco Realty Corp.	1,802,639	48,401
* Markel Corp.	61,166	47,034
Annaly Capital Management Inc.	4,370,369	45,452
Voya Financial Inc.	1,052,496	45,373
FNF Group	1,213,008	44,590
XL Group plc Class A	1,177,228	43,322
* Ally Financial Inc.	1,992,835	41,810
Huntington Bancshares Inc.	3,735,856	41,281
UDR Inc.	1,193,461	40,613
Unum Group	1,159,618	39,114
Navient Corp.	1,891,956	38,463
Cincinnati Financial Corp.	717,276	38,216
Comerica Inc.	822,679	37,127
CIT Group Inc.	811,736	36,626
First Republic Bank	637,774	36,411
Willis Group Holdings plc	744,986	35,893
Plum Creek Timber Co. Inc.	812,003	35,282
Jones Lang LaSalle Inc.	206,745	35,229
American Capital Agency Corp.	1,627,101	34,706
* Arch Capital Group Ltd.	558,114	34,380
Torchmark Corp.	593,372	32,588
New York Community Bancorp Inc.	1,939,485	32,448

Iron Mountain Inc.	870,847	31,768
Macerich Co.	363,884	30,686
Reinsurance Group of America Inc. Class A	316,923	29,534
Legg Mason Inc.	519,587	28,681
NASDAQ OMX Group Inc.	545,082	27,766
Everest Re Group Ltd.	156,581	27,245
Zions Bancorporation	935,997	25,272
PartnerRe Ltd.	218,700	25,004
WR Berkley Corp.	468,342	23,656
Hudson City Bancorp Inc.	2,194,830	23,002
Axis Capital Holdings Ltd.	441,113	22,753
People's United Financial Inc.	1,420,416	21,590
* Alleghany Corp.	35,059	17,074
Raymond James Financial Inc.	295,824	16,797
LPL Financial Holdings Inc.	378,317	16,593
Santander Consumer USA Holdings Inc.	481,495	11,142
Assurant Inc.	158,312	9,722
* Genworth Financial Inc. Class A	1,151,577	8,418
		1,880,337
Health Care (8.2%)
* Boston Scientific Corp.	6,136,208	108,918
* Hospira Inc.	789,060	69,311
* Endo International plc	767,134	68,812
* Mallinckrodt plc	537,226	68,040
* Mylan NV	1,126,271	66,844
* Laboratory Corp. of America Holdings	460,305	58,040
* Henry Schein Inc.	386,565	53,972
Quest Diagnostics Inc.	665,647	51,155
Universal Health Services Inc. Class B	422,888	49,778
* Hologic Inc.	1,097,453	36,243
Patterson Cos. Inc.	403,561	19,690
Becton Dickinson and Co.	3,032	435
		651,238
Industrials (12.2%)
Fidelity National Information Services Inc.	1,308,726	89,072
Rockwell Collins Inc.	610,157	58,911
Textron Inc.	1,149,125	50,941
Ball Corp.	633,489	44,750
* Fiserv Inc.	550,438	43,705
L-3 Communications Holdings Inc.	342,553	43,090
Towers Watson & Co. Class A	320,928	42,422
Sealed Air Corp.	925,153	42,150
Fluor Corp.	681,645	38,963
MeadWestvaco Corp.	772,249	38,512
Cintas Corp.	432,963	35,343
* Crown Holdings Inc.	640,771	34,614
ADT Corp.	789,389	32,775
Xerox Corp.	2,436,532	31,309
ManpowerGroup Inc.	361,184	31,116
Xylem Inc.	840,826	29,446
Avnet Inc.	628,986	27,990
* Arrow Electronics Inc.	441,200	26,979
* Jacobs Engineering Group Inc.	591,757	26,724
Allison Transmission Holdings Inc.	830,404	26,523
Dover Corp.	376,055	25,993
Hubbell Inc. Class B	236,782	25,956

	Owens Corning	515,048	22,353
	FLIR Systems Inc.	648,725	20,292
	MDU Resources Group Inc.	851,920	18,180
	Joy Global Inc.	448,316	17,565
	Flowserve Corp.	310,661	17,549
*	Owens-Illinois Inc.	377,680	8,807
	AGCO Corp.	179,702	8,561
			960,591
Oil & Gas (5.9%)
	Tesoro Corp.	579,666	52,918
	Cimarex Energy Co.	404,047	46,502
*	Southwestern Energy Co.	1,773,312	41,123
*	Cameron International Corp.	893,470	40,313
*	Weatherford International plc	3,213,860	39,531
	HollyFrontier Corp.	902,459	36,342
	Murphy Oil Corp.	777,685	36,240
	Helmerich & Payne Inc.	471,690	32,108
	OGE Energy Corp.	920,034	29,082
^	Transocean Ltd.	1,587,439	23,288
	Ensco plc Class A	1,080,404	22,764
	Energen Corp.	337,708	22,289
	Chesapeake Energy Corp.	1,377,983	19,512
	Noble Corp. plc	1,163,480	16,615
^	Diamond Offshore Drilling Inc.	143,351	3,840
			462,467
Other (0.0%)
*	Safeway Inc CVR (Casa Ley) Exp. 1/30/2018	1,233	—
*	Safeway Inc CVR (PDC) Exp. 1/30/2017	1,233	—
			—
Technology (7.1%)
	Seagate Technology plc	1,438,646	74,853
	Altera Corp.	1,387,735	59,548
	Western Digital Corp.	506,191	46,069
	Maxim Integrated Products Inc.	1,304,703	45,417
	Computer Sciences Corp.	650,573	42,469
	Juniper Networks Inc.	1,783,188	40,264
	Harris Corp.	480,271	37,826
*	Synopsys Inc.	708,839	32,833
	Marvell Technology Group Ltd.	1,885,763	27,721
	Xilinx Inc.	602,893	25,502
	Garmin Ltd.	530,880	25,227
	NVIDIA Corp.	1,190,752	24,917
	KLA-Tencor Corp.	374,510	21,830
*	Nuance Communications Inc.	1,198,272	17,195
	SanDisk Corp.	245,707	15,632
*	Teradata Corp.	352,868	15,576
*	IMS Health Holdings Inc.	231,817	6,275
			559,154
Telecommunications (0.7%)
	Frontier Communications Corp.	4,623,386	32,595
	Windstream Holdings Inc.	2,779,470	20,568
			53,163
Utilities (9.2%)
	Eversource Energy	1,461,110	73,815
	DTE Energy Co.	817,429	65,958

NiSource Inc.			1,458,390	64,402
Wisconsin Energy Corp.			1,040,162	51,488
Ameren Corp.			1,119,042	47,224
ONEOK Inc.			961,135	46,365
American Water Works Co. Inc.			829,204	44,951
CMS Energy Corp.			1,274,211	44,483
NRG Energy Inc.			1,559,381	39,281
CenterPoint Energy Inc.			1,883,139	38,435
AES Corp.			2,916,513	37,477
SCANA Corp.			591,788	32,542
Pinnacle West Capital Corp.			510,034	32,515
Alliant Energy Corp.			511,649	32,234
Pepco Holdings Inc.			1,161,843	31,172
Integrys Energy Group Inc.			368,797	26,561
National Fuel Gas Co.			368,587	22,237
				731,140
Total Common Stocks (Cost $6,460,448)				7,879,715
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.128%		42,618,256	42,618

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.170%	6/17/15	200	200
[4,5] Freddie Mac Discount Notes	0.090%	4/6/15	2,000	2,000
				2,200
Total Temporary Cash Investments (Cost $44,818)				44,818
Total Investments (100.2%) (Cost $6,505,266)				7,924,533
Other Assets and Liabilities-Net (-0.2%)[3]				(18,676)
Net Assets (100%)				7,905,857

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,945,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $14,438,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Mid-Cap Value Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,879,715	—	—
Temporary Cash Investments	42,618	2,200	—
Futures Contracts—Liabilities[1]	(162)	—	—
Total	7,922,171	2,200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mid-Cap Value Index Fund

			($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	150	15,456	(297)
E-mini S&P MidCap 400 Index	June 2015	46	6,991	123
S&P 500 Index	June 2015	8	4,122	(14)

				(188)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $6,505,266,000. Net unrealized appreciation of investment securities for tax purposes was $1,419,267,000, consisting of unrealized gains of $1,576,109,000 on securities that had risen in value since their purchase and $156,842,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (3.6%)
	RPM International Inc.	2,441,076	117,147
	NewMarket Corp.	193,047	92,238
	Steel Dynamics Inc.	4,168,465	83,786
	Royal Gold Inc.	1,123,855	70,926
	Cytec Industries Inc.	1,301,157	70,315
	United States Steel Corp.	2,658,661	64,871
	PolyOne Corp.	1,626,464	60,748
	Axiall Corp.	1,281,393	60,149
	Sensient Technologies Corp.	867,546	59,757
	Allegheny Technologies Inc.	1,982,990	59,510
*	Platform Specialty Products Corp.	2,279,645	58,496
	Compass Minerals International Inc.	613,717	57,205
	Domtar Corp.	1,176,935	54,398
	KapStone Paper and Packaging Corp.	1,577,326	51,799
*	Polypore International Inc.	819,037	48,241
	Cabot Corp.	1,047,007	47,115
	Minerals Technologies Inc.	633,612	46,317
	Olin Corp.	1,411,911	45,238
	HB Fuller Co.	919,331	39,412
	Carpenter Technology Corp.	911,619	35,444
	Commercial Metals Co.	2,142,646	34,689
^	US Silica Holdings Inc.	973,092	34,652
*	Chemtura Corp.	1,264,623	34,512
	Balchem Corp.	561,125	31,075
*	Stillwater Mining Co.	2,199,484	28,417
	Worthington Industries Inc.	931,562	24,789
^	Peabody Energy Corp.	5,015,558	24,677
	A Schulman Inc.	504,969	24,340
	Kaiser Aluminum Corp.	303,060	23,302
	Globe Specialty Metals Inc.	1,212,125	22,933
	Tronox Ltd. Class A	1,112,585	22,619
*	Clearwater Paper Corp.	338,410	22,098
	Innophos Holdings Inc.	388,486	21,895
	PH Glatfelter Co.	783,228	21,562
*	Resolute Forest Products Inc.	1,207,600	20,831
	Calgon Carbon Corp.	962,614	20,282
*	RTI International Metals Inc.	561,014	20,146
	Hecla Mining Co.	6,747,415	20,107
*	Ferro Corp.	1,586,551	19,911
	Quaker Chemical Corp.	230,625	19,751
	Innospec Inc.	421,056	19,533
	SunCoke Energy Inc.	1,148,906	17,165
	OM Group Inc.	534,905	16,063
*	LSB Industries Inc.	350,404	14,482
	Stepan Co.	345,605	14,398
*,^ AK Steel Holding Corp.		3,086,188	13,795
	Deltic Timber Corp.	206,489	13,680
*	Horsehead Holding Corp.	1,020,704	12,922
*	Century Aluminum Co.	891,770	12,306

^	Cliffs Natural Resources Inc.	2,521,594	12,129
*	Intrepid Potash Inc.	1,039,050	12,001
*	Kraton Performance Polymers Inc.	574,410	11,609
	Rayonier Advanced Materials Inc.	777,541	11,585
	Haynes International Inc.	227,008	10,127
	Tredegar Corp.	472,655	9,505
*	Coeur Mining Inc.	1,884,894	8,878
	Koppers Holdings Inc.	355,676	7,000
*	Cloud Peak Energy Inc.	1,114,700	6,488
	Kronos Worldwide Inc.	423,901	5,362
	American Vanguard Corp.	453,014	4,811
*	Rentech Inc.	3,964,370	4,440
	FutureFuel Corp.	399,383	4,102
*,^ Alpha Natural Resources Inc.		4,063,433	4,063
*,^ Arch Coal Inc.		3,893,437	3,893
*,^ FMSA Holdings Inc.		432,964	3,135
*	NL Industries Inc.	136,803	1,060
*	Allied Nevada Gold Corp.	193	—
			1,970,232
Consumer Goods (7.7%)
	Snap-on Inc.	1,060,826	156,005
*	WhiteWave Foods Co. Class A	3,182,175	141,098
	Goodyear Tire & Rubber Co.	4,919,720	133,226
*	Toll Brothers Inc.	2,882,218	113,386
*	Hain Celestial Group Inc.	1,763,584	112,958
	Leggett & Platt Inc.	2,398,672	110,555
*	Middleby Corp.	1,045,083	107,278
	Ingredion Inc.	1,305,055	101,559
	Gentex Corp.	5,119,736	93,691
	Brunswick Corp.	1,694,149	87,164
	Carter's Inc.	915,611	84,667
	Harman International Industries Inc.	626,351	83,699
	Pinnacle Foods Inc.	2,016,855	82,308
*	Visteon Corp.	811,124	78,192
*	Kate Spade & Co.	2,319,988	77,464
	Flowers Foods Inc.	3,248,721	73,876
*	Tempur Sealy International Inc.	1,112,134	64,215
	Dana Holding Corp.	3,007,864	63,646
*	TreeHouse Foods Inc.	741,432	63,037
*	Tenneco Inc.	1,062,963	61,035
	Wolverine World Wide Inc.	1,761,374	58,918
^	Nu Skin Enterprises Inc. Class A	974,022	58,646
	Scotts Miracle-Gro Co. Class A	833,160	55,963
	Thor Industries Inc.	877,170	55,446
*	Skechers U.S.A. Inc. Class A	756,395	54,392
	Tupperware Brands Corp.	771,956	53,280
	Pool Corp.	756,541	52,776
*,^ Herbalife Ltd.		1,177,366	50,344
*	Vista Outdoor Inc.	1,166,216	49,937
*	Boston Beer Co. Inc. Class A	168,623	45,090
*	Post Holdings Inc.	955,751	44,767
	HNI Corp.	809,980	44,687
*	Deckers Outdoor Corp.	599,615	43,694
*	Darling Ingredients Inc.	3,006,958	42,128
	Ryland Group Inc.	851,769	41,515
*	TRI Pointe Homes Inc.	2,649,132	40,876
	Cooper Tire & Rubber Co.	942,405	40,373

*	Helen of Troy Ltd.	492,788	40,157
*	Steven Madden Ltd.	1,045,552	39,731
*	G-III Apparel Group Ltd.	348,589	39,269
*	Zynga Inc. Class A	13,460,074	38,361
*	Take-Two Interactive Software Inc.	1,462,454	37,227
	Spectrum Brands Holdings Inc.	388,668	34,809
	Lancaster Colony Corp.	349,398	33,252
*	Gentherm Inc.	651,578	32,911
	Snyder's-Lance Inc.	1,025,992	32,791
*	American Axle & Manufacturing Holdings Inc.	1,244,432	32,144
	Vector Group Ltd.	1,462,581	32,133
*	Select Comfort Corp.	923,937	31,848
	Avon Products Inc.	3,966,797	31,695
*	Meritage Homes Corp.	646,603	31,451
	Columbia Sportswear Co.	510,301	31,077
^	Sanderson Farms Inc.	380,761	30,328
	J&J Snack Foods Corp.	273,048	29,134
	B&G Foods Inc.	979,419	28,824
	Herman Miller Inc.	1,033,294	28,684
*,^ Iconix Brand Group Inc.		831,800	28,007
	Steelcase Inc. Class A	1,461,431	27,680
*	Dorman Products Inc.	552,698	27,497
	Dean Foods Co.	1,632,874	26,991
	La-Z-Boy Inc.	934,519	26,269
	KB Home	1,678,829	26,223
	Drew Industries Inc.	410,236	25,246
*	Standard Pacific Corp.	2,735,624	24,621
	Fresh Del Monte Produce Inc.	627,588	24,419
	Schweitzer-Mauduit International Inc.	528,522	24,375
*	Tumi Holdings Inc.	991,405	24,250
	Interface Inc. Class A	1,154,530	23,991
	WD-40 Co.	253,827	22,474
*	Seaboard Corp.	5,326	22,007
	Oxford Industries Inc.	270,394	20,401
	MDC Holdings Inc.	712,777	20,314
	Cal-Maine Foods Inc.	516,726	20,183
	Knoll Inc.	843,443	19,762
	Andersons Inc.	474,493	19,630
*	TiVo Inc.	1,779,550	18,881
^	Universal Corp.	392,044	18,489
*	ACCO Brands Corp.	2,048,934	17,027
*	Crocs Inc.	1,431,609	16,907
	Briggs & Stratton Corp.	781,068	16,043
*	iRobot Corp.	487,896	15,920
*	Diamond Foods Inc.	487,395	15,874
*,^ GoPro Inc. Class A		353,008	15,324
*	Cooper-Standard Holding Inc.	248,552	14,714
	Ethan Allen Interiors Inc.	474,715	13,121
*	Taylor Morrison Home Corp. Class A	602,673	12,566
*	Modine Manufacturing Co.	872,806	11,757
	Remy International Inc.	523,891	11,636
*	Blount International Inc.	900,829	11,603
*	USANA Health Sciences Inc.	101,090	11,233
*,^ Eastman Kodak Co.		572,362	10,869
	Tootsie Roll Industries Inc.	314,885	10,681
*	DTS Inc.	313,440	10,679
*	RealD Inc.	826,602	10,572

	Phibro Animal Health Corp. Class A	286,960	10,161
	Inter Parfums Inc.	310,394	10,125
*	Boulder Brands Inc.	1,061,657	10,118
*,^ Wayfair Inc.		303,549	9,750
	Movado Group Inc.	321,547	9,171
*	Revlon Inc. Class A	191,131	7,875
	Superior Industries International Inc.	413,301	7,824
*	Hovnanian Enterprises Inc. Class A	2,159,860	7,689
	Titan International Inc.	785,602	7,353
*	Federal-Mogul Holdings Corp.	547,995	7,294
*	Central Garden and Pet Co. Class A	595,435	6,324
	National Presto Industries Inc.	94,794	6,009
*	Vera Bradley Inc.	368,503	5,981
*,^ Elizabeth Arden Inc.		381,357	5,949
*	Vince Holding Corp.	302,614	5,614
*	National Beverage Corp.	211,695	5,167
*,^ Quiksilver Inc.		2,390,483	4,422
	Metaldyne Performance Group Inc.	163,426	2,945
*	Central Garden and Pet Co.	153,515	1,515
*	LeapFrog Enterprises Inc.	599,946	1,308
			4,208,547
Consumer Services (13.9%)
	Alaska Air Group Inc.	2,396,106	158,574
*	Rite Aid Corp.	17,919,126	155,717
	Gannett Co. Inc.	4,140,230	153,520
	Omnicare Inc.	1,772,434	136,584
*	Avis Budget Group Inc.	1,941,104	114,554
*	Spirit Airlines Inc.	1,328,301	102,757
	Domino's Pizza Inc.	1,015,381	102,097
*	Sally Beauty Holdings Inc.	2,889,894	99,326
	Dick's Sporting Goods Inc.	1,729,198	98,547
	KAR Auction Services Inc.	2,578,509	97,803
*	Madison Square Garden Co. Class A	1,154,185	97,702
*	JetBlue Airways Corp.	4,822,375	92,831
	Service Corp. International	3,518,030	91,645
*	Office Depot Inc.	9,926,678	91,325
	Graham Holdings Co. Class B	84,092	88,265
	Cinemark Holdings Inc.	1,900,509	85,656
	Dunkin' Brands Group Inc.	1,781,398	84,723
	Dun & Bradstreet Corp.	656,485	84,266
	Foot Locker Inc.	1,296,663	81,690
*	AMC Networks Inc. Class A	1,049,939	80,467
*	VCA Inc.	1,458,693	79,966
	International Game Technology	4,539,011	79,024
	GNC Holdings Inc. Class A	1,603,737	78,695
*	Copart Inc.	2,075,265	77,968
^	GameStop Corp. Class A	1,980,678	75,186
*	Panera Bread Co. Class A	464,333	74,291
	Brinker International Inc.	1,152,062	70,921
	Cablevision Systems Corp. Class A	3,816,051	69,834
	Vail Resorts Inc.	662,943	68,562
*	United Natural Foods Inc.	867,079	66,800
	Jack in the Box Inc.	694,929	66,658
	Cracker Barrel Old Country Store Inc.	436,513	66,411
*	Burlington Stores Inc.	1,094,576	65,040
*	Live Nation Entertainment Inc.	2,574,576	64,957
*	Restoration Hardware Holdings Inc.	650,239	64,497

	Casey's General Stores Inc.	706,960	63,697
*	Buffalo Wild Wings Inc.	345,697	62,654
*	Groupon Inc. Class A	8,598,574	61,996
	Six Flags Entertainment Corp.	1,274,083	61,678
	Dillard's Inc. Class A	441,016	60,203
	CST Brands Inc.	1,346,765	59,029
*	Pandora Media Inc.	3,626,431	58,784
*	Murphy USA Inc.	793,049	57,393
	Wendy's Co.	5,033,136	54,861
*,^ SolarCity Corp.		1,058,212	54,265
	DSW Inc. Class A	1,469,517	54,196
*	ServiceMaster Global Holdings Inc.	1,593,095	53,767
	Lions Gate Entertainment Corp.	1,531,985	51,965
*	Starz	1,508,398	51,904
	American Eagle Outfitters Inc.	3,018,028	51,548
*	Yelp Inc. Class A	1,084,463	51,349
*	Cabela's Inc.	909,434	50,910
	John Wiley & Sons Inc. Class A	811,493	49,615
	Bloomin' Brands Inc.	2,031,515	49,427
	Allegiant Travel Co. Class A	254,160	48,872
	Sotheby's	1,133,631	47,907
*	GrubHub Inc.	1,041,880	47,291
	Chico's FAS Inc.	2,652,530	46,923
	Big Lots Inc.	975,926	46,874
*	HomeAway Inc.	1,553,393	46,866
*	Houghton Mifflin Harcourt Co.	1,946,873	45,713
*	Life Time Fitness Inc.	642,861	45,617
	Rollins Inc.	1,796,384	44,425
*	SUPERVALU Inc.	3,816,514	44,386
	Men's Wearhouse Inc.	833,714	43,520
*,^ JC Penney Co. Inc.		5,005,645	42,097
	Texas Roadhouse Inc. Class A	1,140,376	41,544
	Lithia Motors Inc. Class A	410,673	40,825
	Choice Hotels International Inc.	636,948	40,809
	Time Inc.	1,797,847	40,344
	Cheesecake Factory Inc.	812,810	40,096
	Sinclair Broadcast Group Inc. Class A	1,269,879	39,887
*	La Quinta Holdings Inc.	1,672,641	39,608
	HSN Inc.	574,006	39,164
	Penske Automotive Group Inc.	740,955	38,152
	Meredith Corp.	679,638	37,903
*	Asbury Automotive Group Inc.	452,311	37,587
*	Pinnacle Entertainment Inc.	1,039,652	37,521
*	Bright Horizons Family Solutions Inc.	722,486	37,042
*	Grand Canyon Education Inc.	853,033	36,936
	Extended Stay America Inc.	1,867,121	36,465
	Monro Muffler Brake Inc.	548,858	35,703
	AMERCO	107,334	35,463
	Sabre Corp.	1,452,667	35,300
	Chemed Corp.	294,899	35,211
*	Ascena Retail Group Inc.	2,373,725	34,443
	Group 1 Automotive Inc.	398,221	34,378
	Dolby Laboratories Inc. Class A	893,024	34,078
	Aaron's Inc.	1,190,272	33,697
	Hillenbrand Inc.	1,091,473	33,694
	DineEquity Inc.	314,082	33,610
	New York Times Co. Class A	2,418,644	33,280

	Marriott Vacations Worldwide Corp.	410,541	33,274
	Regal Entertainment Group Class A	1,450,357	33,126
	DeVry Education Group Inc.	989,500	33,010
*	ANN Inc.	792,539	32,518
*,^ Fresh Market Inc.		795,663	32,336
*	comScore Inc.	622,714	31,883
*	Five Below Inc.	893,016	31,765
*	Apollo Education Group Inc.	1,673,704	31,666
	Papa John's International Inc.	508,178	31,410
*,^ DreamWorks Animation SKG Inc. Class A		1,271,096	30,760
	Nexstar Broadcasting Group Inc. Class A	535,446	30,638
	PriceSmart Inc.	358,505	30,466
*	Michaels Cos. Inc.	1,118,421	30,264
*	Genesco Inc.	417,597	29,745
*	Shutterfly Inc.	654,575	29,613
	Matthews International Corp. Class A	572,027	29,465
	Sonic Corp.	927,884	29,414
*	WebMD Health Corp.	647,511	28,384
*	Beacon Roofing Supply Inc.	903,367	28,275
	Abercrombie & Fitch Co.	1,265,454	27,891
	Churchill Downs Inc.	241,599	27,777
	Morningstar Inc.	366,241	27,435
*	Media General Inc.	1,655,753	27,303
	Buckle Inc.	529,969	27,076
*	Fiesta Restaurant Group Inc.	440,012	26,841
*	Popeyes Louisiana Kitchen Inc.	422,028	25,246
	Rent-A-Center Inc.	917,549	25,178
	Brown Shoe Co. Inc.	759,001	24,895
*	Acxiom Corp.	1,340,191	24,780
	SeaWorld Entertainment Inc.	1,232,432	23,761
*	Krispy Kreme Doughnuts Inc.	1,182,655	23,641
	Children's Place Inc.	367,835	23,611
*	Vitamin Shoppe Inc.	547,726	22,561
*	Hibbett Sports Inc.	456,663	22,404
*	Constant Contact Inc.	586,017	22,392
*,^ Mattress Firm Holding Corp.		319,375	22,241
	Pier 1 Imports Inc.	1,561,724	21,833
*	Express Inc.	1,308,820	21,635
	Finish Line Inc. Class A	852,716	20,909
*	Diamond Resorts International Inc.	609,931	20,390
	Guess? Inc.	1,089,898	20,261
*	Penn National Gaming Inc.	1,291,795	20,229
*,^ Sears Holdings Corp.		485,652	20,096
*	Belmond Ltd. Class A	1,611,642	19,791
	Scholastic Corp.	481,263	19,703
*	Boyd Gaming Corp.	1,384,240	19,656
	New Media Investment Group Inc.	810,982	19,407
	Interval Leisure Group Inc.	729,006	19,107
	Bob Evans Farms Inc.	409,054	18,923
*	Barnes & Noble Inc.	769,366	18,272
	Cato Corp. Class A	453,622	17,963
*	BJ's Restaurants Inc.	335,469	16,924
*	Zumiez Inc.	400,407	16,116
	National CineMedia Inc.	1,056,526	15,953
	International Speedway Corp. Class A	486,297	15,858
*	Lands' End Inc.	437,899	15,712
*,^ TrueCar Inc.		845,745	15,097

*	Rush Enterprises Inc. Class A	535,065	14,639
*,^ zulily Inc. Class A		1,122,450	14,581
*,^ Lumber Liquidators Holdings Inc.		469,933	14,464
*	Diplomat Pharmacy Inc.	416,634	14,407
	Sonic Automotive Inc. Class A	572,395	14,253
*,^ Conn's Inc.		463,171	14,025
	AMC Entertainment Holdings Inc.	394,019	13,984
*	Francesca's Holdings Corp.	771,052	13,725
*	Caesars Acquisition Co. Class A	1,993,388	13,555
*	Regis Corp.	804,745	13,166
	SkyWest Inc.	891,365	13,023
	Capella Education Co.	200,508	13,009
	Core-Mark Holding Co. Inc.	200,510	12,897
	Stage Stores Inc.	549,284	12,590
*	Biglari Holdings Inc.	30,113	12,470
*	Bankrate Inc.	1,047,012	11,873
*	RetailMeNot Inc.	643,544	11,590
*	Global Eagle Entertainment Inc.	841,436	11,199
*,^ Caesars Entertainment Corp.		1,053,152	11,090
	Fred's Inc. Class A	639,240	10,925
*	Steiner Leisure Ltd.	222,647	10,553
*	FTD Cos. Inc.	346,090	10,362
*,^ Coupons.com Inc.		874,795	10,270
	ClubCorp Holdings Inc.	528,970	10,241
*	Strayer Education Inc.	188,820	10,085
	Weis Markets Inc.	196,183	9,762
*	Ascent Capital Group Inc. Class A	232,160	9,242
*	Pep Boys-Manny Moe & Jack	927,481	8,922
*,^ Scientific Games Corp. Class A		851,192	8,912
*	K12 Inc.	560,695	8,814
*	American Public Education Inc.	282,912	8,482
*	Dave & Buster's Entertainment Inc.	255,308	7,777
	Harte-Hanks Inc.	906,909	7,074
	Clear Channel Outdoor Holdings Inc. Class A	661,472	6,694
*,^ Clean Energy Fuels Corp.		1,238,621	6,608
*	Blue Nile Inc.	205,686	6,549
*	Ruby Tuesday Inc.	1,076,673	6,471
*,^ El Pollo Loco Holdings Inc.		238,172	6,100
*,^ Container Store Group Inc.		306,926	5,847
*,^ Noodles & Co. Class A		327,238	5,707
	Speedway Motorsports Inc.	225,669	5,134
*,^ Tile Shop Holdings Inc.		422,703	5,119
*	Virgin America Inc.	156,730	4,765
*	Angie's List Inc.	803,264	4,715
*	Smart & Final Stores Inc.	267,672	4,711
*	Liquidity Services Inc.	438,794	4,335
*,^ Shake Shack Inc. Class A		81,116	4,060
^	World Wrestling Entertainment Inc. Class A	289,051	4,050
*,^ Weight Watchers International Inc.		519,840	3,634
*	Rush Enterprises Inc. Class B	146,991	3,634
*	Potbelly Corp.	264,430	3,623
*	Cumulus Media Inc. Class A	1,371,584	3,388
*,^ SFX Entertainment Inc.		741,005	3,031
*	Bridgepoint Education Inc.	288,581	2,785
*	Aeropostale Inc.	648,154	2,249
*,^ Habit Restaurants Inc. Class A		56,705	1,822

*	Sears Hometown and Outlet Stores Inc.	227,600	1,757
			7,634,960
Financials (25.1%)
*	E*TRADE Financial Corp.	5,289,522	151,042
	Arthur J Gallagher & Co.	3,006,731	140,565
	Duke Realty Corp.	6,291,952	136,976
	Extra Space Storage Inc.	2,017,058	136,293
	WP Carey Inc.	1,803,449	122,635
	Kilroy Realty Corp.	1,576,467	120,079
*	SVB Financial Group	928,129	117,910
	Regency Centers Corp.	1,717,939	116,889
*	Signature Bank	872,393	113,045
^	NorthStar Realty Finance Corp.	5,871,982	106,400
	Mid-America Apartment Communities Inc.	1,374,258	106,189
	East West Bancorp Inc.	2,619,972	106,004
	Apartment Investment & Management Co.	2,651,105	104,347
	DDR Corp.	5,597,971	104,234
*	Liberty Ventures Class A	2,452,216	103,018
	Omega Healthcare Investors Inc.	2,529,951	102,640
	HCC Insurance Holdings Inc.	1,766,774	100,123
	National Retail Properties Inc.	2,413,122	98,866
	Liberty Property Trust	2,717,437	97,013
*	Howard Hughes Corp.	615,001	95,337
	Senior Housing Properties Trust	4,288,437	95,160
	Starwood Property Trust Inc.	3,875,859	94,183
	Hospitality Properties Trust	2,735,788	90,254
*,^ Zillow Group Inc. Class A		891,252	89,393
	CBOE Holdings Inc.	1,533,177	88,012
	American Campus Communities Inc.	2,047,559	87,779
	Lamar Advertising Co. Class A	1,475,037	87,425
	Corrections Corp. of America	2,131,544	85,816
	Eaton Vance Corp.	2,043,280	85,082
	Taubman Centers Inc.	1,097,806	84,674
	BioMed Realty Trust Inc.	3,717,959	84,249
	Spirit Realty Capital Inc.	6,910,514	83,479
	PacWest Bancorp	1,767,044	82,857
	American Financial Group Inc.	1,274,039	81,730
*	Forest City Enterprises Inc. Class A	3,151,296	80,421
	Equity LifeStyle Properties Inc.	1,460,624	80,261
	LaSalle Hotel Properties	2,060,783	80,082
	RenaissanceRe Holdings Ltd.	792,216	79,008
	Highwoods Properties Inc.	1,695,942	77,640
*	Liberty Broadband Corp.	1,365,976	77,314
	NorthStar Asset Management Group Inc.	3,270,657	76,337
	City National Corp.	855,034	76,166
	RLJ Lodging Trust	2,409,692	75,447
	Assured Guaranty Ltd.	2,837,235	74,875
	Douglas Emmett Inc.	2,511,208	74,859
	Outfront Media Inc.	2,491,422	74,543
	Home Properties Inc.	1,054,895	73,094
	Investors Bancorp Inc.	6,192,115	72,572
	Weingarten Realty Investors	2,012,425	72,407
	Waddell & Reed Financial Inc. Class A	1,449,916	71,829
	Cullen/Frost Bankers Inc.	1,037,463	71,668
	Two Harbors Investment Corp.	6,682,320	70,966
	Brown & Brown Inc.	2,099,257	69,506
	Retail Properties of America Inc.	4,318,510	69,226

Umpqua Holdings Corp.	4,022,644	69,109
CubeSmart	2,824,137	68,203
* Alleghany Corp.	138,732	67,562
Allied World Assurance Co. Holdings AG	1,664,765	67,257
First American Financial Corp.	1,869,010	66,686
Synovus Financial Corp.	2,368,172	66,332
* Popular Inc.	1,888,534	64,947
Old Republic International Corp.	4,285,890	64,031
* Stifel Financial Corp.	1,144,738	63,819
Healthcare Trust of America Inc. Class A	2,284,839	63,656
Prosperity Bancshares Inc.	1,209,919	63,497
Sunstone Hotel Investors Inc.	3,806,092	63,448
Commerce Bancshares Inc.	1,496,430	63,329
CNO Financial Group Inc.	3,654,221	62,926
* Equity Commonwealth	2,368,127	62,874
EPR Properties	1,041,213	62,504
Rayonier Inc.	2,313,175	62,363
Columbia Property Trust Inc.	2,283,434	61,698
Tanger Factory Outlet Centers Inc.	1,743,458	61,317
First Horizon National Corp.	4,275,523	61,097
Webster Financial Corp.	1,647,380	61,035
Pebblebrook Hotel Trust	1,309,166	60,968
Validus Holdings Ltd.	1,443,570	60,774
Sovran Self Storage Inc.	645,744	60,661
Gaming and Leisure Properties Inc.	1,642,117	60,545
American Homes 4 Rent Class A	3,656,202	60,510
* MGIC Investment Corp.	6,179,966	59,513
GEO Group Inc.	1,354,551	59,248
* Strategic Hotels & Resorts Inc.	4,765,175	59,231
Chimera Investment Corp.	18,756,801	58,896
Hanover Insurance Group Inc.	808,727	58,697
Radian Group Inc.	3,487,509	58,555
CBL & Associates Properties Inc.	2,952,626	58,462
Federated Investors Inc. Class B	1,721,746	58,350
BankUnited Inc.	1,762,854	57,716
FirstMerit Corp.	3,019,027	57,543
First Niagara Financial Group Inc.	6,486,333	57,339
Post Properties Inc.	994,239	56,602
WP GLIMCHER Inc.	3,361,460	55,901
DCT Industrial Trust Inc.	1,610,666	55,826
Sun Communities Inc.	829,568	55,349
Medical Properties Trust Inc.	3,710,925	54,699
MarketAxess Holdings Inc.	647,549	53,682
Aspen Insurance Holdings Ltd.	1,136,279	53,666
MFA Financial Inc.	6,761,035	53,142
StanCorp Financial Group Inc.	769,413	52,782
Bank of the Ozarks Inc.	1,425,665	52,650
Piedmont Office Realty Trust Inc. Class A	2,817,537	52,434
Brandywine Realty Trust	3,280,454	52,422
Paramount Group Inc.	2,707,829	52,261
Colony Financial Inc.	2,012,728	52,170
White Mountains Insurance Group Ltd.	75,702	51,820
Associated Banc-Corp	2,714,551	50,491
DiamondRock Hospitality Co.	3,572,657	50,482
Healthcare Realty Trust Inc.	1,814,802	50,415
Corporate Office Properties Trust	1,705,393	50,104
* PRA Group Inc.	914,284	49,664

Bank of Hawaii Corp.	797,219	48,798
Primerica Inc.	953,724	48,545
Ryman Hospitality Properties Inc.	792,153	48,250
PrivateBancorp Inc.	1,350,172	47,486
Endurance Specialty Holdings Ltd.	776,285	47,462
Janus Capital Group Inc.	2,734,492	47,006
ProAssurance Corp.	1,019,032	46,784
Susquehanna Bancshares Inc.	3,325,175	45,588
Hancock Holding Co.	1,489,259	44,469
TCF Financial Corp.	2,759,423	43,378
Acadia Realty Trust	1,243,320	43,367
Kite Realty Group Trust	1,524,083	42,933
United Bankshares Inc.	1,136,359	42,704
WisdomTree Investments Inc.	1,948,363	41,812
Fulton Financial Corp.	3,382,750	41,743
FNB Corp.	3,166,040	41,602
National Health Investors Inc.	582,605	41,371
First Industrial Realty Trust Inc.	1,918,957	41,123
Hudson Pacific Properties Inc.	1,238,217	41,096
* Western Alliance Bancorp	1,379,281	40,882
Xenia Hotels & Resorts Inc.	1,790,904	40,743
Wintrust Financial Corp.	852,389	40,642
* Texas Capital Bancshares Inc.	835,015	40,623
MB Financial Inc.	1,295,868	40,574
Cousins Properties Inc.	3,751,333	39,764
Symetra Financial Corp.	1,690,712	39,664
Financial Engines Inc.	948,214	39,664
UMB Financial Corp.	747,054	39,512
DuPont Fabros Technology Inc.	1,205,617	39,400
Cathay General Bancorp	1,381,481	39,303
* Liberty TripAdvisor Holdings Inc. Class A	1,227,202	39,013
New Residential Investment Corp.	2,579,449	38,769
Assurant Inc.	628,279	38,583
Washington Federal Inc.	1,758,540	38,345
American Equity Investment Life Holding Co.	1,310,438	38,173
Valley National Bancorp	4,012,435	37,877
AmTrust Financial Services Inc.	662,978	37,780
RLI Corp.	706,607	37,033
Erie Indemnity Co. Class A	421,472	36,778
BancorpSouth Inc.	1,581,082	36,713
Kennedy-Wilson Holdings Inc.	1,401,936	36,647
IBERIABANK Corp.	580,349	36,579
Urban Edge Properties	1,541,429	36,532
Alexander & Baldwin Inc.	845,187	36,495
Chesapeake Lodging Trust	1,077,688	36,458
Home BancShares Inc.	1,047,375	35,496
Invesco Mortgage Capital Inc.	2,246,183	34,883
Equity One Inc.	1,293,021	34,511
Interactive Brokers Group Inc.	1,013,526	34,480
* Blackhawk Network Holdings Inc. Class B	960,303	34,139
Chambers Street Properties	4,323,211	34,067
Sabra Health Care REIT Inc.	1,026,816	34,039
First Citizens BancShares Inc. Class A	130,530	33,897
^ Lexington Realty Trust	3,427,697	33,694
Washington REIT	1,216,425	33,610
EastGroup Properties Inc.	558,292	33,576
* Genworth Financial Inc. Class A	4,531,297	33,124

Glacier Bancorp Inc.	1,301,731	32,739
EverBank Financial Corp.	1,810,080	32,636
* Springleaf Holdings Inc.	628,618	32,544
Hatteras Financial Corp.	1,766,280	32,076
NRG Yield Inc. Class A	631,252	32,023
Retail Opportunity Investments Corp.	1,702,737	31,160
Old National Bancorp	2,186,717	31,030
New York REIT Inc.	2,959,809	31,019
First Financial Bankshares Inc.	1,111,637	30,726
Education Realty Trust Inc.	866,965	30,673
Artisan Partners Asset Management Inc. Class A	669,413	30,432
Select Income REIT	1,210,130	30,241
Potlatch Corp.	741,104	29,674
Government Properties Income Trust	1,284,052	29,341
* Credit Acceptance Corp.	150,373	29,323
LTC Properties Inc.	636,636	29,285
American Assets Trust Inc.	675,952	29,255
Mercury General Corp.	503,186	29,059
PennyMac Mortgage Investment Trust	1,359,849	28,951
Capitol Federal Financial Inc.	2,310,317	28,879
Columbia Banking System Inc.	994,604	28,814
BGC Partners Inc. Class A	3,033,915	28,670
* SLM Corp.	3,089,337	28,669
Blackstone Mortgage Trust Inc. Class A	1,010,415	28,665
Selective Insurance Group Inc.	986,275	28,651
South State Corp.	418,424	28,616
PS Business Parks Inc.	344,044	28,569
* Hilltop Holdings Inc.	1,464,408	28,468
Trustmark Corp.	1,169,339	28,392
Mack-Cali Realty Corp.	1,463,279	28,212
Pennsylvania REIT	1,196,739	27,800
CVB Financial Corp.	1,738,446	27,711
STAG Industrial Inc.	1,177,822	27,702
Kemper Corp.	710,206	27,670
Pinnacle Financial Partners Inc.	621,192	27,618
National Penn Bancshares Inc.	2,556,286	27,531
Redwood Trust Inc.	1,522,582	27,209
Evercore Partners Inc. Class A	525,429	27,144
* Liberty Broadband Corp. Class A	476,890	26,935
* TESARO Inc.	468,806	26,909
International Bancshares Corp.	1,033,361	26,898
Parkway Properties Inc.	1,521,473	26,398
Ramco-Gershenson Properties Trust	1,415,921	26,336
CYS Investments Inc.	2,954,682	26,326
Horace Mann Educators Corp.	765,223	26,171
Argo Group International Holdings Ltd.	515,849	25,870
Community Bank System Inc.	704,257	24,924
Associated Estates Realty Corp.	1,001,063	24,706
* MBIA Inc.	2,645,568	24,604
Montpelier Re Holdings Ltd.	637,244	24,496
* Enstar Group Ltd.	172,492	24,470
FelCor Lodging Trust Inc.	2,042,321	23,466
* St. Joe Co.	1,264,183	23,463
BOK Financial Corp.	379,888	23,257
* FNFV Group	1,612,484	22,736
First Midwest Bancorp Inc.	1,306,405	22,692
Hersha Hospitality Trust Class A	3,449,386	22,318

	HFF Inc. Class A	585,047	21,963
	WesBanco Inc.	665,453	21,680
*	First Cash Financial Services Inc.	465,472	21,654
	Monogram Residential Trust Inc.	2,302,599	21,460
	Home Loan Servicing Solutions Ltd.	1,296,942	21,451
	Franklin Street Properties Corp.	1,646,997	21,115
	Independent Bank Corp.	474,830	20,831
	Altisource Residential Corp.	990,778	20,668
	Capstead Mortgage Corp.	1,750,135	20,599
	Virtus Investment Partners Inc.	156,955	20,525
	ARMOUR Residential REIT Inc.	6,451,206	20,450
*	Essent Group Ltd.	844,831	20,200
	New Senior Investment Group Inc.	1,211,220	20,143
	Astoria Financial Corp.	1,546,958	20,033
	Empire State Realty Trust Inc.	1,064,560	20,024
	Provident Financial Services Inc.	1,071,662	19,986
	TFS Financial Corp.	1,360,077	19,966
	BBCN Bancorp Inc.	1,377,403	19,931
	Westamerica Bancorporation	448,556	19,382
	Greenhill & Co. Inc.	487,593	19,333
	Park National Corp.	224,392	19,199
*	iStar Financial Inc.	1,475,748	19,185
	NBT Bancorp Inc.	757,755	18,989
	First Financial Bancorp	1,064,885	18,966
	Chemical Financial Corp.	597,909	18,750
*	Encore Capital Group Inc.	445,726	18,538
	Northwest Bancshares Inc.	1,558,580	18,469
*	HRG Group Inc.	1,472,107	18,372
*	Investment Technology Group Inc.	603,011	18,277
	Nelnet Inc. Class A	380,682	18,014
	LegacyTexas Financial Group Inc.	782,777	17,793
	Aviv REIT Inc.	487,042	17,777
	Boston Private Financial Holdings Inc.	1,436,349	17,452
*,^ Nationstar Mortgage Holdings Inc.		697,269	17,271
*	Greenlight Capital Re Ltd. Class A	540,058	17,174
	Alexander's Inc.	37,254	17,009
	Starwood Waypoint Residential Trust	655,596	16,947
*	FCB Financial Holdings Inc. Class A	613,466	16,791
	American Capital Mortgage Investment Corp.	934,611	16,786
	Inland Real Estate Corp.	1,554,533	16,618
	Ashford Hospitality Trust Inc.	1,719,420	16,541
	Investors Real Estate Trust	2,196,751	16,476
	Infinity Property & Casualty Corp.	199,100	16,336
*	Navigators Group Inc.	208,625	16,239
	Talmer Bancorp Inc. Class A	1,030,578	15,783
	Banner Corp.	339,572	15,586
*	Ambac Financial Group Inc.	643,160	15,564
*	Piper Jaffray Cos.	290,548	15,242
*,^ Ocwen Financial Corp.		1,839,106	15,173
	First Commonwealth Financial Corp.	1,675,945	15,084
	Cohen & Steers Inc.	367,847	15,063
	Employers Holdings Inc.	546,679	14,755
	Safety Insurance Group Inc.	246,855	14,750
	S&T Bancorp Inc.	517,212	14,678
*	KCG Holdings Inc. Class A	1,176,268	14,421
	Maiden Holdings Ltd.	932,688	13,832
	OFG Bancorp	815,327	13,306

*	Capital Bank Financial Corp.	465,118	12,842
*	Green Dot Corp. Class A	806,069	12,833
	First Potomac Realty Trust	1,074,764	12,779
	State Bank Financial Corp.	608,283	12,774
	National General Holdings Corp.	682,939	12,771
	Berkshire Hills Bancorp Inc.	459,045	12,716
	National Bank Holdings Corp. Class A	674,036	12,679
	Northfield Bancorp Inc.	848,200	12,570
	Central Pacific Financial Corp.	547,047	12,566
	City Holding Co.	263,532	12,394
	InfraREIT Inc.	429,398	12,276
	Brookline Bancorp Inc.	1,212,659	12,187
*	First BanCorp	1,941,366	12,036
	Saul Centers Inc.	209,540	11,986
	Rouse Properties Inc.	631,503	11,973
	Universal Health Realty Income Trust	212,163	11,934
	STORE Capital Corp.	506,472	11,826
	Cash America International Inc.	500,296	11,657
*	HealthEquity Inc.	450,014	11,246
	FBL Financial Group Inc. Class A	179,653	11,140
	Tompkins Financial Corp.	202,178	10,887
*,^ Walter Investment Management Corp.		653,276	10,550
	Anworth Mortgage Asset Corp.	2,065,307	10,512
	Resource Capital Corp.	2,287,550	10,385
	National Western Life Insurance Co. Class A	40,719	10,355
	Silver Bay Realty Trust Corp.	630,122	10,183
	United Fire Group Inc.	319,820	10,161
	Oritani Financial Corp.	684,361	9,957
	Moelis & Co. Class A	328,979	9,909
	AG Mortgage Investment Trust Inc.	517,746	9,754
*	Ladder Capital Corp.	516,555	9,561
*	Forestar Group Inc.	605,917	9,555
*	Enova International Inc.	481,292	9,477
	Urstadt Biddle Properties Inc. Class A	400,065	9,226
*,^ World Acceptance Corp.		121,686	8,873
	Dime Community Bancshares Inc.	537,965	8,661
*	Walker & Dunlop Inc.	470,391	8,340
	Getty Realty Corp.	457,354	8,324
*	Ezcorp Inc. Class A	878,473	8,020
	CareTrust REIT Inc.	547,527	7,424
	Meadowbrook Insurance Group Inc.	869,098	7,387
	Great Western Bancorp Inc.	317,181	6,981
*	Tejon Ranch Co.	263,470	6,969
	BancFirst Corp.	112,896	6,884
*	PICO Holdings Inc.	419,028	6,792
	Ashford Hospitality Prime Inc.	399,007	6,691
	GAMCO Investors Inc.	83,384	6,546
	State Auto Financial Corp.	261,207	6,345
	OneBeacon Insurance Group Ltd. Class A	408,691	6,216
*	PennyMac Financial Services Inc. Class A	354,167	6,010
*	Beneficial Bancorp Inc.	529,383	5,977
	Newcastle Investment Corp.	1,152,854	5,591
*	Flagstar Bancorp Inc.	358,785	5,206
*,^ On Deck Capital Inc.		243,978	5,194
*	MoneyGram International Inc.	542,897	4,691
*	NewStar Financial Inc.	390,634	4,582
	Fidelity & Guaranty Life	214,398	4,545

*	Altisource Asset Management Corp.	20,074	3,716
*	Kearny Financial Corp.	246,856	3,352
*,^ Altisource Portfolio Solutions SA		239,447	3,082
	American National Insurance Co.	13,157	1,295
	Urstadt Biddle Properties Inc.	60,433	1,137
^	FXCM Inc. Class A	365,430	778
*	Blackhawk Network Holdings Inc.	6,866	246
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	30
			13,777,052
Health Care (10.5%)
	Cooper Cos. Inc.	881,570	165,224
*	United Therapeutics Corp.	809,100	139,517
*	Isis Pharmaceuticals Inc.	2,156,191	137,285
*	Centene Corp.	1,927,391	136,247
*	Alnylam Pharmaceuticals Inc.	1,222,994	127,705
*	MEDNAX Inc.	1,753,625	127,155
*	Brookdale Senior Living Inc.	3,349,131	126,463
*	Puma Biotechnology Inc.	485,055	114,526
*	Community Health Systems Inc.	2,024,381	105,835
*	Sirona Dental Systems Inc.	1,058,298	95,236
	Teleflex Inc.	756,447	91,401
*	Tenet Healthcare Corp.	1,797,662	89,002
*	DexCom Inc.	1,344,063	83,789
*	Alkermes plc	1,351,273	82,387
*	Health Net Inc.	1,351,057	81,725
	STERIS Corp.	1,088,763	76,507
*	Team Health Holdings Inc.	1,302,784	76,226
	West Pharmaceutical Services Inc.	1,239,743	74,645
*	Receptos Inc.	452,160	74,557
*	WellCare Health Plans Inc.	802,246	73,373
*	Cepheid	1,286,521	73,203
*	Alere Inc.	1,448,957	70,854
*	PAREXEL International Corp.	1,000,230	69,006
*	Charles River Laboratories International Inc.	863,866	68,496
	Bio-Techne Corp.	677,862	67,983
	HealthSouth Corp.	1,521,677	67,502
*	Align Technology Inc.	1,245,721	67,001
*	Akorn Inc.	1,377,820	65,460
*	Acadia Healthcare Co. Inc.	843,347	60,384
*,^ Seattle Genetics Inc.		1,696,137	59,958
*	LifePoint Hospitals Inc.	806,804	59,260
*	Impax Laboratories Inc.	1,235,666	57,916
*	Pacira Pharmaceuticals Inc.	628,392	55,833
*,^ OPKO Health Inc.		3,886,817	55,076
*	Amsurg Corp.	878,552	54,049
	Hill-Rom Holdings Inc.	1,031,720	50,554
*	Bio-Rad Laboratories Inc. Class A	370,325	50,061
*	Celldex Therapeutics Inc.	1,768,335	49,284
*	ABIOMED Inc.	675,473	48,350
*,^ Agios Pharmaceuticals Inc.		509,295	48,027
*	ACADIA Pharmaceuticals Inc.	1,457,226	47,491
*,^ Myriad Genetics Inc.		1,332,500	47,171
*	Molina Healthcare Inc.	637,010	42,864
*	Synageva BioPharma Corp.	438,325	42,750
*	Horizon Pharma plc	1,626,513	42,241
*	Catalent Inc.	1,355,396	42,221
*	Haemonetics Corp.	939,518	42,203

*	Halyard Health Inc.	849,103	41,776
*	Thoratec Corp.	979,708	41,040
*	Prestige Brands Holdings Inc.	953,788	40,908
*	NuVasive Inc.	878,430	40,399
*	Intercept Pharmaceuticals Inc.	141,381	39,872
	Healthcare Services Group Inc.	1,235,149	39,685
*	Dyax Corp.	2,364,373	39,615
	Owens & Minor Inc.	1,150,608	38,937
*	Ironwood Pharmaceuticals Inc. Class A	2,285,479	36,568
*	Anacor Pharmaceuticals Inc.	626,294	36,231
*,^ Exact Sciences Corp.		1,616,451	35,594
*,^ Intrexon Corp.		765,529	34,732
*	Clovis Oncology Inc.	464,847	34,506
*	Magellan Health Inc.	486,707	34,469
*	Insulet Corp.	1,030,064	34,353
*	Bruker Corp.	1,844,665	34,071
*	Medicines Co.	1,193,829	33,451
	Kindred Healthcare Inc.	1,371,441	32,627
*	Globus Medical Inc.	1,228,016	30,995
*	Bluebird Bio Inc.	252,688	30,517
*	Air Methods Corp.	644,008	30,004
*	Neogen Corp.	640,756	29,943
*	PTC Therapeutics Inc.	490,689	29,858
*	Ultragenyx Pharmaceutical Inc.	477,128	29,625
*	Cyberonics Inc.	456,276	29,621
*	Neurocrine Biosciences Inc.	729,232	28,958
	Cantel Medical Corp.	606,420	28,805
*	Lannett Co. Inc.	424,882	28,769
*,^ Kite Pharma Inc.		496,385	28,631
*	Masimo Corp.	864,492	28,511
	Select Medical Holdings Corp.	1,916,051	28,415
*	Integra LifeSciences Holdings Corp.	448,938	27,677
*	Nektar Therapeutics	2,398,130	26,379
*	Halozyme Therapeutics Inc.	1,831,307	26,151
*	HeartWare International Inc.	294,888	25,882
*	Acorda Therapeutics Inc.	765,881	25,489
*	ARIAD Pharmaceuticals Inc.	3,075,721	25,344
	Abaxis Inc.	391,050	25,070
*,^ Juno Therapeutics Inc.		412,776	25,039
*	Portola Pharmaceuticals Inc. Class A	655,244	24,873
*	HMS Holdings Corp.	1,602,549	24,759
*	Wright Medical Group Inc.	937,866	24,197
*	ICU Medical Inc.	257,081	23,945
*,^ Keryx Biopharmaceuticals Inc.		1,845,945	23,499
^	Theravance Inc.	1,474,495	23,179
*,^ MannKind Corp.		4,444,689	23,112
	CONMED Corp.	453,075	22,876
	PDL BioPharma Inc.	2,972,581	20,912
*,^ Merrimack Pharmaceuticals Inc.		1,737,892	20,646
	Analogic Corp.	225,657	20,512
*	Endologix Inc.	1,163,880	19,867
	Ensign Group Inc.	411,890	19,301
*,^ Arena Pharmaceuticals Inc.		4,408,520	19,265
*	Novavax Inc.	2,292,296	18,957
*	Ophthotech Corp.	398,928	18,562
*	Achillion Pharmaceuticals Inc.	1,842,374	18,166
*	NxStage Medical Inc.	1,030,829	17,833

*	Tornier NV	670,309	17,576
*	Auspex Pharmaceuticals Inc.	170,375	17,084
*	Bio-Reference Laboratories Inc.	456,219	16,077
*	Emergent Biosolutions Inc.	548,809	15,784
*	Insys Therapeutics Inc.	255,333	14,843
*	IPC Healthcare Inc.	315,852	14,731
*	Merit Medical Systems Inc.	753,480	14,504
*	Quidel Corp.	535,236	14,441
*	ImmunoGen Inc.	1,573,781	14,085
*	Hanger Inc.	611,178	13,868
	Meridian Bioscience Inc.	724,075	13,815
*	Relypsa Inc.	369,353	13,323
*	Momenta Pharmaceuticals Inc.	872,676	13,265
*	Amedisys Inc.	488,170	13,073
*	Surgical Care Affiliates Inc.	377,900	12,973
*	Aegerion Pharmaceuticals Inc.	492,487	12,888
*,^ Accuray Inc.		1,359,221	12,641
*	Infinity Pharmaceuticals Inc.	891,736	12,466
*	VWR Corp.	478,953	12,448
*	Ligand Pharmaceuticals Inc.	160,955	12,411
*	Chimerix Inc.	315,566	11,894
*,^ ZS Pharma Inc.		272,502	11,467
*	Orthofix International NV	319,494	11,467
*	Luminex Corp.	704,157	11,267
*	PRA Health Sciences Inc.	382,152	11,021
*	Healthways Inc.	548,359	10,803
	National HealthCare Corp.	167,697	10,684
*	Sage Therapeutics Inc.	212,096	10,654
*	Spark Therapeutics Inc.	134,644	10,435
	Invacare Corp.	537,577	10,434
*	HealthStream Inc.	377,998	9,526
*	Sagent Pharmaceuticals Inc.	407,234	9,468
*	Universal American Corp.	880,529	9,404
*,^ Sarepta Therapeutics Inc.		678,474	9,010
*	Genomic Health Inc.	289,363	8,840
*	Sequenom Inc.	2,142,135	8,461
*,^ Exelixis Inc.		3,205,545	8,238
*	Epizyme Inc.	411,608	7,730
*	Theravance Biopharma Inc.	441,165	7,654
*	Nevro Corp.	158,687	7,606
*	LHC Group Inc.	227,477	7,514
*,^ Synergy Pharmaceuticals Inc.		1,589,049	7,341
*	Spectrum Pharmaceuticals Inc.	1,081,249	6,563
*	CorVel Corp.	186,334	6,412
*	Radius Health Inc.	151,132	6,221
*	Acceleron Pharma Inc.	162,088	6,169
*	INC Research Holdings Inc. Class A	187,176	6,126
*,^ BioScrip Inc.		1,190,953	5,276
*	FibroGen Inc.	158,489	4,973
*,^ Lexicon Pharmaceuticals Inc.		5,207,091	4,917
*,^ VIVUS Inc.		1,618,974	3,983
			5,770,835
Industrials (19.4%)
	Packaging Corp. of America	1,795,586	140,397
*	Spirit AeroSystems Holdings Inc. Class A	2,575,083	134,445
	Acuity Brands Inc.	791,575	133,111
*	Flextronics International Ltd.	10,446,352	132,407

Huntington Ingalls Industries Inc.	881,608	123,557
Broadridge Financial Solutions Inc.	2,205,888	121,346
Total System Services Inc.	3,039,722	115,965
* Keysight Technologies Inc.	3,063,147	113,796
Valspar Corp.	1,345,507	113,063
Global Payments Inc.	1,223,924	112,209
* CoStar Group Inc.	560,320	110,848
Carlisle Cos. Inc.	1,186,272	109,884
IDEX Corp.	1,427,808	108,271
Allegion plc	1,747,188	106,875
PerkinElmer Inc.	2,062,824	105,493
Jack Henry & Associates Inc.	1,492,546	104,314
Waste Connections Inc.	2,149,753	103,489
Trinity Industries Inc.	2,841,163	100,890
* Vantiv Inc. Class A	2,654,682	100,081
* Old Dominion Freight Line Inc.	1,254,634	96,983
* Genesee & Wyoming Inc. Class A	964,191	92,987
Ryder System Inc.	967,135	91,771
AO Smith Corp.	1,390,933	91,329
Hexcel Corp.	1,747,475	89,855
* HD Supply Holdings Inc.	2,858,677	89,062
* AECOM	2,837,555	87,453
Graphic Packaging Holding Co.	5,968,858	86,787
* Zebra Technologies Corp.	929,440	84,314
Nordson Corp.	1,074,783	84,198
Sonoco Products Co.	1,848,172	84,018
Exelis Inc.	3,408,394	83,063
* Orbital ATK Inc.	1,082,175	82,927
Lincoln Electric Holdings Inc.	1,264,859	82,709
Bemis Co. Inc.	1,778,830	82,378
Lennox International Inc.	733,995	81,980
MAXIMUS Inc.	1,202,070	80,250
* Berry Plastics Group Inc.	2,170,144	78,537
Graco Inc.	1,076,677	77,693
* WEX Inc.	708,233	76,036
AptarGroup Inc.	1,181,463	75,047
* Cognex Corp.	1,500,679	74,419
Jabil Circuit Inc.	3,174,039	74,209
Eagle Materials Inc.	871,875	72,854
Belden Inc.	776,070	72,609
* Kirby Corp.	965,910	72,492
World Fuel Services Corp.	1,250,123	71,857
RR Donnelley & Sons Co.	3,647,076	69,987
Oshkosh Corp.	1,426,350	69,592
* Genpact Ltd.	2,964,996	68,936
Fortune Brands Home & Security Inc.	1,448,074	68,755
Toro Co.	971,070	68,091
Air Lease Corp. Class A	1,775,565	67,010
ITT Corp.	1,661,008	66,291
MSC Industrial Direct Co. Inc. Class A	886,666	64,017
* USG Corp.	2,379,632	63,536
Deluxe Corp.	910,744	63,096
Babcock & Wilcox Co.	1,947,982	62,511
* Teledyne Technologies Inc.	579,468	61,847
Timken Co.	1,457,009	61,398
CLARCOR Inc.	916,601	60,551
National Instruments Corp.	1,871,217	59,954

*	XPO Logistics Inc.	1,303,947	59,290
*	Esterline Technologies Corp.	514,054	58,818
	Watsco Inc.	467,448	58,758
	Regal-Beloit Corp.	734,267	58,683
	FEI Co.	763,421	58,280
*	Generac Holdings Inc.	1,194,394	58,155
	Curtiss-Wright Corp.	785,025	58,045
*	IPG Photonics Corp.	619,258	57,405
	SPX Corp.	673,413	57,173
*	WESCO International Inc.	813,526	56,857
	Triumph Group Inc.	920,972	55,000
	Woodward Inc.	1,068,219	54,490
	Landstar System Inc.	817,834	54,222
*	Euronet Worldwide Inc.	912,329	53,599
	Manitowoc Co. Inc.	2,475,930	53,381
	Crane Co.	849,771	53,034
*	Clean Harbors Inc.	930,300	52,822
*	CoreLogic Inc.	1,475,298	52,034
	EnerSys	806,576	51,814
	Booz Allen Hamilton Holding Corp. Class A	1,755,102	50,793
	EMCOR Group Inc.	1,092,293	50,759
*	Moog Inc. Class A	662,978	49,756
	Corporate Executive Board Co.	613,784	49,017
	Terex Corp.	1,841,872	48,975
	Kennametal Inc.	1,445,273	48,691
^	Valmont Industries Inc.	394,296	48,451
	Silgan Holdings Inc.	807,185	46,922
	GATX Corp.	808,829	46,896
	Con-way Inc.	1,051,313	46,394
	Covanta Holding Corp.	2,034,090	45,625
*	DigitalGlobe Inc.	1,324,619	45,130
*	Louisiana-Pacific Corp.	2,596,597	42,870
*	Swift Transportation Co.	1,579,480	41,098
	Littelfuse Inc.	412,269	40,975
*	Rexnord Corp.	1,484,546	39,623
*	Advisory Board Co.	731,396	38,969
*	Anixter International Inc.	509,723	38,805
	KBR Inc.	2,646,917	38,327
*,^ Ambarella Inc.		498,000	37,704
*	Cimpress NV	446,267	37,656
*	Armstrong World Industries Inc.	653,894	37,579
	Mueller Industries Inc.	1,038,600	37,525
*	KLX Inc.	967,156	37,274
	Convergys Corp.	1,626,413	37,196
*	Sanmina Corp.	1,517,645	36,712
	Barnes Group Inc.	897,092	36,323
	Knight Transportation Inc.	1,110,513	35,814
*	Masonite International Corp.	520,853	35,033
*	Owens-Illinois Inc.	1,498,335	34,941
	Vishay Intertechnology Inc.	2,471,501	34,156
	Mobile Mini Inc.	799,146	34,076
	AGCO Corp.	713,407	33,987
*,^ Universal Display Corp.		709,731	33,180
	Matson Inc.	785,435	33,114
*	On Assignment Inc.	859,803	32,991
*	WageWorks Inc.	616,123	32,858
	UniFirst Corp.	278,081	32,727

	RBC Bearings Inc.	405,425	31,031
	ABM Industries Inc.	968,913	30,870
*	Cardtronics Inc.	817,749	30,747
	Applied Industrial Technologies Inc.	675,460	30,625
*	Trex Co. Inc.	555,222	30,276
	Korn/Ferry International	919,174	30,213
	Forward Air Corp.	556,319	30,208
*,^ Knowles Corp.		1,552,517	29,917
*	Proto Labs Inc.	424,293	29,700
	Heartland Payment Systems Inc.	628,071	29,425
*	Coherent Inc.	451,673	29,341
	HEICO Corp.	478,281	29,209
	EnPro Industries Inc.	441,586	29,123
	MSA Safety Inc.	581,146	28,988
*	ExamWorks Group Inc.	694,400	28,901
	United Stationers Inc.	703,863	28,851
	Simpson Manufacturing Co. Inc.	759,416	28,379
*	FTI Consulting Inc.	755,194	28,290
	Franklin Electric Co. Inc.	737,677	28,135
*	Huron Consulting Group Inc.	418,118	27,658
*	Rogers Corp.	336,263	27,644
	Watts Water Technologies Inc. Class A	494,436	27,209
	Tetra Tech Inc.	1,125,535	27,035
*	Boise Cascade Co.	720,654	26,996
	HEICO Corp. Class A	543,290	26,915
*	TriNet Group Inc.	762,270	26,855
	EVERTEC Inc.	1,209,884	26,448
*	Navistar International Corp.	891,954	26,313
	Mueller Water Products Inc. Class A	2,640,887	26,013
*	OSI Systems Inc.	343,541	25,511
	Harsco Corp.	1,475,170	25,461
*	TriMas Corp.	824,871	25,398
^	Greenbrier Cos. Inc.	435,278	25,246
*	Greatbatch Inc.	433,705	25,090
	G&K Services Inc. Class A	345,792	25,080
*	Plexus Corp.	614,573	25,056
*	Hub Group Inc. Class A	637,412	25,044
*,^ NeuStar Inc. Class A		1,017,176	25,043
	Aircastle Ltd.	1,108,487	24,897
	Werner Enterprises Inc.	789,695	24,804
	TAL International Group Inc.	607,207	24,732
	Brink's Co.	886,927	24,506
	Actuant Corp. Class A	1,013,604	24,063
	Brady Corp. Class A	827,918	23,422
*	Benchmark Electronics Inc.	970,118	23,312
*	Itron Inc.	629,105	22,969
	Heartland Express Inc.	961,911	22,855
*	Meritor Inc.	1,803,269	22,739
	Granite Construction Inc.	643,744	22,621
*	PHH Corp.	934,096	22,577
*	Veeco Instruments Inc.	737,104	22,519
	Tennant Co.	335,589	21,937
	Insperity Inc.	415,912	21,748
	Apogee Enterprises Inc.	503,226	21,739
^	Outerwall Inc.	328,679	21,732
*	MasTec Inc.	1,121,465	21,644
	Otter Tail Corp.	672,272	21,627

	AAR Corp.	690,507	21,199
*	ExlService Holdings Inc.	569,100	21,171
	Kaman Corp.	495,017	21,004
	AZZ Inc.	445,573	20,759
	Albany International Corp.	521,582	20,733
	MTS Systems Corp.	273,875	20,719
*	LifeLock Inc.	1,457,528	20,566
*	UTi Worldwide Inc.	1,637,291	20,139
*	Imperva Inc.	467,082	19,944
	TimkenSteel Corp.	749,658	19,843
	Exponent Inc.	222,965	19,822
*	FARO Technologies Inc.	315,925	19,628
*	Atlas Air Worldwide Holdings Inc.	452,461	19,465
	Universal Forest Products Inc.	346,351	19,216
	Standex International Corp.	233,037	19,139
	Cubic Corp.	367,495	19,025
*	II-VI Inc.	1,001,994	18,497
*	TrueBlue Inc.	757,665	18,449
	John Bean Technologies Corp.	505,316	18,050
*	Wabash National Corp.	1,260,011	17,766
*	Sykes Enterprises Inc.	711,731	17,686
	CIRCOR International Inc.	322,639	17,648
	ESCO Technologies Inc.	452,605	17,643
	AAON Inc.	696,549	17,086
	Sun Hydraulics Corp.	412,312	17,053
	Sturm Ruger & Co. Inc.	341,917	16,969
*	Tutor Perini Corp.	711,393	16,611
	ArcBest Corp.	427,461	16,196
	Advanced Drainage Systems Inc.	534,620	16,007
*	M/A-COM Technology Solutions Holdings Inc.	429,337	15,997
	Lindsay Corp.	208,397	15,890
	Methode Electronics Inc.	332,683	15,649
*	Nortek Inc.	176,928	15,614
	Badger Meter Inc.	250,847	15,036
	ManTech International Corp. Class A	442,449	15,017
*	Wesco Aircraft Holdings Inc.	978,610	14,992
	McGrath RentCorp	452,212	14,882
	General Cable Corp.	844,961	14,559
	H&E Equipment Services Inc.	579,969	14,493
	Astec Industries Inc.	334,891	14,360
	Raven Industries Inc.	695,294	14,226
	Materion Corp.	368,366	14,156
*	Team Inc.	358,634	13,980
	Greif Inc. Class A	352,734	13,852
	Comfort Systems USA Inc.	647,127	13,616
*	RPX Corp.	936,532	13,477
*	Thermon Group Holdings Inc.	556,888	13,404
	Griffon Corp.	766,703	13,364
*	Newport Corp.	690,054	13,152
	AVX Corp.	920,404	13,134
*	Roadrunner Transportation Systems Inc.	518,524	13,103
	Encore Wire Corp.	340,010	12,880
	Altra Industrial Motion Corp.	461,308	12,751
	Quanex Building Products Corp.	634,409	12,523
*,^ Smith & Wesson Holding Corp.		978,976	12,462
^	Textainer Group Holdings Ltd.	413,946	12,414
*	Rofin-Sinar Technologies Inc.	512,118	12,409

*	Aegion Corp. Class A	681,371	12,299
	Quad/Graphics Inc.	505,082	11,607
	Resources Connection Inc.	651,960	11,409
*	Navigant Consulting Inc.	876,534	11,360
	Primoris Services Corp.	657,950	11,310
*	Continental Building Products Inc.	482,895	10,909
	Hyster-Yale Materials Handling Inc.	145,528	10,666
	Kforce Inc.	474,077	10,577
	Gorman-Rupp Co.	335,272	10,041
*	Monster Worldwide Inc.	1,573,611	9,977
*	Aerovironment Inc.	361,705	9,589
	Acacia Research Corp.	868,503	9,293
	Kelly Services Inc. Class A	531,490	9,269
*	TTM Technologies Inc.	988,529	8,907
*	Air Transport Services Group Inc.	947,987	8,740
	American Railcar Industries Inc.	175,322	8,719
*	GrafTech International Ltd.	2,116,435	8,233
*	DXP Enterprises Inc.	184,763	8,146
	TeleTech Holdings Inc.	311,428	7,926
*	Paylocity Holding Corp.	276,289	7,913
	Checkpoint Systems Inc.	725,026	7,845
	Park Electrochemical Corp.	362,704	7,820
*	CAI International Inc.	303,727	7,463
	Schnitzer Steel Industries Inc.	459,440	7,287
*	Dice Holdings Inc.	789,416	7,042
	American Science & Engineering Inc.	134,961	6,594
	Landauer Inc.	174,725	6,140
*	Bazaarvoice Inc.	1,077,870	6,090
	Black Box Corp.	266,883	5,586
*	Mistras Group Inc.	287,958	5,546
*	Ply Gem Holdings Inc.	371,975	4,836
*	InnerWorkings Inc.	689,048	4,630
	Greif Inc. Class B	91,711	4,219
*	Inovalon Holdings Inc. Class A	59,508	1,798
*	Overseas Shipholding Group Inc. Class B	93,447	383
			10,688,893
Oil & Gas (4.1%)
*	Newfield Exploration Co.	2,909,005	102,077
	Targa Resources Corp.	900,144	86,225
*	First Solar Inc.	1,372,818	82,081
*	Diamondback Energy Inc.	1,021,278	78,475
*	Gulfport Energy Corp.	1,561,162	71,673
	Nabors Industries Ltd.	5,018,823	68,507
	QEP Resources Inc.	3,204,283	66,809
	Western Refining Inc.	1,350,136	66,683
	SemGroup Corp. Class A	793,943	64,579
	SM Energy Co.	1,231,486	63,643
	Superior Energy Services Inc.	2,734,159	61,081
	PBF Energy Inc. Class A	1,565,841	53,113
	Patterson-UTI Energy Inc.	2,540,135	47,691
	Denbury Resources Inc.	6,436,348	46,921
*	Dril-Quip Inc.	684,172	46,791
*	Carrizo Oil & Gas Inc.	878,345	43,610
	California Resources Corp.	5,632,204	42,861
*,^ NOW Inc.		1,953,434	42,272
*,^ Ultra Petroleum Corp.		2,650,084	41,421
*	WPX Energy Inc.	3,713,436	40,588

	Rowan Cos. plc Class A	2,272,107	40,239
	Exterran Holdings Inc.	1,194,638	40,104
*	PDC Energy Inc.	720,179	38,919
	Delek US Holdings Inc.	940,670	37,392
*	Oil States International Inc.	937,066	37,267
	Bristow Group Inc.	602,607	32,812
	Atwood Oceanics Inc.	1,120,322	31,492
*,^ Oasis Petroleum Inc.		2,208,191	31,401
*	SunPower Corp. Class A	959,834	30,052
*	Cobalt International Energy Inc.	3,114,227	29,305
*	Memorial Resource Development Corp.	1,589,817	28,203
*	Rice Energy Inc.	1,244,007	27,070
*,^ Laredo Petroleum Inc.		2,056,818	26,821
	Pattern Energy Group Inc. Class A	945,553	26,778
*	Matador Resources Co.	1,206,951	26,456
*	Helix Energy Solutions Group Inc.	1,740,355	26,036
*	Unit Corp.	909,674	25,453
*	Rosetta Resources Inc.	1,343,654	22,869
*	Forum Energy Technologies Inc.	1,117,752	21,908
*	MRC Global Inc.	1,771,897	20,997
*	SEACOR Holdings Inc.	297,866	20,752
*	Chart Industries Inc.	556,912	19,534
*	RSP Permian Inc.	759,408	19,130
*	Parsley Energy Inc. Class A	1,115,220	17,821
*	Bonanza Creek Energy Inc.	704,068	17,362
*	McDermott International Inc.	4,341,092	16,670
^	Tidewater Inc.	856,469	16,393
^	Diamond Offshore Drilling Inc.	563,095	15,085
*,^ SandRidge Energy Inc.		8,414,645	14,978
*	Stone Energy Corp.	970,715	14,250
*	Flotek Industries Inc.	926,520	13,657
	CVR Energy Inc.	317,457	13,511
*	Newpark Resources Inc.	1,458,229	13,285
	RPC Inc.	996,841	12,770
*,^ Sanchez Energy Corp.		961,489	12,509
^	CARBO Ceramics Inc.	360,647	11,003
*	Hornbeck Offshore Services Inc.	583,504	10,976
*,^ Magnum Hunter Resources Corp.		3,465,955	9,254
*	C&J Energy Services Ltd.	805,857	8,969
*	TETRA Technologies Inc.	1,380,541	8,532
*,^ Penn Virginia Corp.		1,305,961	8,463
	Alon USA Energy Inc.	508,272	8,422
	Green Plains Inc.	291,922	8,334
	Tesco Corp.	682,083	7,755
*	Parker Drilling Co.	2,117,785	7,391
*,^ Northern Oil and Gas Inc.		946,748	7,299
*	Bill Barrett Corp.	861,599	7,151
*,^ EP Energy Corp. Class A		671,040	7,033
*,^ Halcon Resources Corp.		4,292,250	6,610
*	Contango Oil & Gas Co.	283,380	6,234
*	Pioneer Energy Services Corp.	1,109,492	6,013
^	Energy XXI Ltd.	1,552,632	5,652
*	Clayton Williams Energy Inc.	111,321	5,636
	Gulfmark Offshore Inc.	413,635	5,394
*	ION Geophysical Corp.	2,400,933	5,210
^	EXCO Resources Inc.	2,754,542	5,041
	Civeo Corp.	1,953,474	4,962

*	Basic Energy Services Inc.	689,759	4,780
*,^ Eclipse Resources Corp.		813,961	4,574
*,^ Approach Resources Inc.		664,919	4,382
*	Jones Energy Inc. Class A	439,093	3,943
^	W&T Offshore Inc.	618,794	3,162
*,^ Rex Energy Corp.		836,047	3,110
*	Key Energy Services Inc.	1,204,063	2,191
*	Geospace Technologies Corp.	113,773	1,878
*	Seventy Seven Energy Inc.	440,445	1,828
^	Comstock Resources Inc.	369,310	1,318
*	Willbros Group Inc.	373,740	1,237
*,^ Swift Energy Co.		114,172	247
*	PetroQuest Energy Inc.	22,303	51
*	Solazyme Inc.	13,565	39
*	Amec Foster Wheeler plc ADR	668	9
			2,250,465
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	938,827	2,366

Technology (11.4%)
	CDK Global Inc.	2,936,428	137,307
*,^ SunEdison Inc.		4,698,123	112,755
*	Cadence Design Systems Inc.	5,335,165	98,380
*	ON Semiconductor Corp.	7,955,190	96,337
	IAC/InterActiveCorp	1,423,789	96,063
	Brocade Communications Systems Inc.	7,713,990	91,526
*	Fortinet Inc.	2,557,523	89,385
*	Informatica Corp.	1,983,395	86,982
*	NCR Corp.	2,919,832	86,164
	Pitney Bowes Inc.	3,679,814	85,813
*	Ultimate Software Group Inc.	492,006	83,619
*	athenahealth Inc.	697,096	83,226
	CDW Corp.	2,200,972	81,964
	SS&C Technologies Holdings Inc.	1,307,538	81,460
	Cypress Semiconductor Corp.	5,558,052	78,424
*	Tableau Software Inc. Class A	815,023	75,406
	Teradyne Inc.	3,951,367	74,483
*	PTC Inc.	1,992,844	72,081
*	Tyler Technologies Inc.	582,295	70,184
*	VeriFone Systems Inc.	1,970,011	68,734
*	ARRIS Group Inc.	2,378,368	68,723
*	Verint Systems Inc.	1,108,293	68,637
*	Manhattan Associates Inc.	1,355,006	68,577
	DST Systems Inc.	609,625	67,492
*	Guidewire Software Inc.	1,270,278	66,829
*	Cavium Inc.	935,038	66,219
*	Ingram Micro Inc.	2,561,708	64,350
	Solera Holdings Inc.	1,226,546	63,363
*	Aspen Technology Inc.	1,610,450	61,986
*	Microsemi Corp.	1,735,959	61,453
*	SolarWinds Inc.	1,183,340	60,634
	Atmel Corp.	7,218,099	59,405
*	Riverbed Technology Inc.	2,736,207	57,214
	Leidos Holdings Inc.	1,352,089	56,734
*	JDS Uniphase Corp.	4,247,607	55,729
*	Synaptics Inc.	670,326	54,501
	j2 Global Inc.	829,169	54,460

*	Integrated Device Technology Inc.	2,707,079	54,196
*	CommScope Holding Co. Inc.	1,889,600	53,929
*	AOL Inc.	1,350,763	53,504
*,^ 3D Systems Corp.		1,928,671	52,884
*	Qlik Technologies Inc.	1,648,788	51,327
	Fair Isaac Corp.	573,395	50,872
	Lexmark International Inc. Class A	1,128,304	47,772
*	ViaSat Inc.	782,790	46,662
*	Aruba Networks Inc.	1,903,809	46,624
*	Medidata Solutions Inc.	940,312	46,113
*	Infinera Corp.	2,337,096	45,971
*	ACI Worldwide Inc.	2,115,723	45,827
*	EPAM Systems Inc.	743,454	45,566
	Mentor Graphics Corp.	1,784,998	42,893
	SYNNEX Corp.	540,729	41,771
*	EchoStar Corp. Class A	804,776	41,623
	Plantronics Inc.	784,528	41,541
*	Tech Data Corp.	698,069	40,327
*	Finisar Corp.	1,886,821	40,265
	Blackbaud Inc.	845,229	40,047
	Advent Software Inc.	907,306	40,021
*	Freescale Semiconductor Ltd.	978,081	39,867
*	CACI International Inc. Class A	440,866	39,643
*	Fairchild Semiconductor International Inc. Class A	2,136,318	38,838
*	Dealertrack Technologies Inc.	991,897	38,208
*	Cirrus Logic Inc.	1,144,660	38,071
	Diebold Inc.	1,062,605	37,680
*	Allscripts Healthcare Solutions Inc.	3,124,509	37,369
*,^ Arista Networks Inc.		516,029	36,396
	Science Applications International Corp.	708,563	36,385
*	Ciena Corp.	1,876,266	36,231
*,^ Cree Inc.		1,018,415	36,144
*	Proofpoint Inc.	604,877	35,821
*	Electronics For Imaging Inc.	855,711	35,726
*	Silicon Laboratories Inc.	692,129	35,139
	Tessera Technologies Inc.	868,843	34,997
*	Entegris Inc.	2,545,467	34,847
	InterDigital Inc.	677,612	34,382
*	Demandware Inc.	563,192	34,298
	Intersil Corp. Class A	2,381,496	34,103
	Monolithic Power Systems Inc.	636,363	33,505
	MKS Instruments Inc.	970,800	32,823
*	Polycom Inc.	2,448,516	32,810
*	Semtech Corp.	1,218,038	32,455
*	CommVault Systems Inc.	737,482	32,228
*	Envestnet Inc.	564,131	31,636
*	Rovi Corp.	1,677,787	30,552
*,^ Advanced Micro Devices Inc.		11,347,916	30,412
*	Synchronoss Technologies Inc.	628,244	29,816
*	Fleetmatics Group plc	654,462	29,353
*	PMC-Sierra Inc.	3,139,112	29,131
*	Dycom Industries Inc.	590,695	28,850
*	MicroStrategy Inc. Class A	169,511	28,680
*	IGATE Corp.	664,333	28,340
*,^ NetScout Systems Inc.		639,568	28,045
*	OmniVision Technologies Inc.	1,058,382	27,910
*	Syntel Inc.	534,181	27,633

*	Ellie Mae Inc.	498,595	27,577
*	Veeva Systems Inc. Class A	1,077,693	27,514
	Cogent Communications Holdings Inc.	759,746	26,842
	Power Integrations Inc.	508,689	26,493
	West Corp.	760,442	25,650
*	Cornerstone OnDemand Inc.	879,996	25,423
*	Rambus Inc.	1,998,496	25,131
*	Progress Software Corp.	879,011	23,883
*	LogMeIn Inc.	424,557	23,771
*	QLogic Corp.	1,594,110	23,497
	Monotype Imaging Holdings Inc.	717,832	23,430
*	Super Micro Computer Inc.	679,904	22,580
*	Zendesk Inc.	988,864	22,437
*	Shutterstock Inc.	323,694	22,228
*	Kulicke & Soffa Industries Inc.	1,402,100	21,915
*	Infoblox Inc.	917,733	21,906
*	ScanSource Inc.	523,559	21,283
*	Unisys Corp.	911,409	21,154
*	Cabot Microelectronics Corp.	417,135	20,844
*,^ Endurance International Group Holdings Inc.		1,088,075	20,739
*	MedAssets Inc.	1,099,760	20,697
*	Insight Enterprises Inc.	725,041	20,678
*,^ InvenSense Inc.		1,319,817	20,074
*	NETGEAR Inc.	601,524	19,778
*	Ruckus Wireless Inc.	1,477,693	19,018
	NIC Inc.	1,073,048	18,961
*	Bottomline Technologies de Inc.	690,743	18,906
*	RealPage Inc.	933,445	18,800
*	Diodes Inc.	650,924	18,590
	ADTRAN Inc.	976,158	18,225
*	Advanced Energy Industries Inc.	705,191	18,095
	CSG Systems International Inc.	594,948	18,080
*,^ Gogo Inc.		933,045	17,784
*	BroadSoft Inc.	528,580	17,686
*	Web.com Group Inc.	911,553	17,274
*	Amkor Technology Inc.	1,950,500	17,233
^	Ebix Inc.	536,066	16,286
*	Loral Space & Communications Inc.	234,836	16,072
*	Ixia	1,289,124	15,637
*	Marketo Inc.	602,393	15,433
^	Ubiquiti Networks Inc.	481,662	14,233
*	Lattice Semiconductor Corp.	2,160,596	13,698
	Pegasystems Inc.	626,248	13,621
	Brooks Automation Inc.	1,168,625	13,591
	Quality Systems Inc.	826,382	13,206
*	Interactive Intelligence Group Inc.	307,564	12,665
	Micrel Inc.	822,762	12,407
*,^ Nimble Storage Inc.		544,671	12,152
*	Harmonic Inc.	1,605,170	11,894
*	RingCentral Inc. Class A	726,067	11,131
*,^ Barracuda Networks Inc.		287,171	11,047
*	Cvent Inc.	376,826	10,566
*	Actua Corp.	665,954	10,316
	Computer Programs & Systems Inc.	184,027	9,985
*	Emulex Corp.	1,246,040	9,931
*	Cray Inc.	353,583	9,929
*	Inphi Corp.	541,358	9,652

	Epiq Systems Inc.	531,314	9,526
*	Blucora Inc.	673,841	9,205
*	Mercury Systems Inc.	591,685	9,201
*	FormFactor Inc.	1,029,034	9,128
*	Intralinks Holdings Inc.	879,568	9,095
*	LivePerson Inc.	888,036	9,089
*,^ Textura Corp.		325,326	8,842
*	Tangoe Inc.	637,966	8,804
*	Ultratech Inc.	490,011	8,497
*	Gigamon Inc.	386,246	8,204
	Comtech Telecommunications Corp.	281,206	8,141
*	Paycom Software Inc.	246,227	7,894
*	CEVA Inc.	368,605	7,859
*,^ HubSpot Inc.		177,304	7,074
*	Applied Micro Circuits Corp.	1,372,858	7,002
*	Sonus Networks Inc.	856,195	6,747
	Forrester Research Inc.	182,958	6,729
*	MobileIron Inc.	692,995	6,417
*	Quantum Corp.	3,982,391	6,372
*	Comverse Inc.	320,216	6,308
*	Calix Inc.	747,288	6,270
*,^ Benefitfocus Inc.		163,408	6,012
*	Silicon Graphics International Corp.	629,452	5,470
*,^ Box Inc.		228,642	4,516
*	New Relic Inc.	128,977	4,475
*,^ Castlight Health Inc. Class B		534,063	4,144
*,^ OPOWER Inc.		408,779	4,141
*,^ Rocket Fuel Inc.		416,247	3,829
*	Pendrell Corp.	2,734,455	3,555
*	Jive Software Inc.	650,741	3,338
*	Systemax Inc.	237,024	2,896
*	Hortonworks Inc.	114,703	2,735
*,^ VirnetX Holding Corp.		402,225	2,450
*	Vectrus Inc.	95,120	2,425
*	ChannelAdvisor Corp.	193,057	1,871
*	Piksel Inc.	241	—
			6,240,547
Telecommunications (0.3%)
	Telephone & Data Systems Inc.	1,655,281	41,217
*,^ Globalstar Inc.		7,095,177	23,627
	Consolidated Communications Holdings Inc.	873,907	17,828
*	Vonage Holdings Corp.	3,279,619	16,103
*	Iridium Communications Inc.	1,459,773	14,174
*	Cincinnati Bell Inc.	3,829,678	13,519
	Atlantic Tele-Network Inc.	174,103	12,051
*	United States Cellular Corp.	232,690	8,312
	EarthLink Holdings Corp.	1,867,228	8,290
*	Intelsat SA	389,199	4,670
			159,791
Utilities (3.6%)
	AGL Resources Inc.	2,183,869	108,429
	ITC Holdings Corp.	2,842,314	106,388
	UGI Corp.	3,153,511	102,773
	Atmos Energy Corp.	1,840,876	101,800
	Westar Energy Inc. Class A	2,411,663	93,476
	Aqua America Inc.	3,223,742	84,946

TECO Energy Inc.			4,283,409	83,098
Questar Corp.			3,203,082	76,426
Great Plains Energy Inc.			2,814,424	75,089
* Dynegy Inc.			2,157,879	67,822
Vectren Corp.			1,507,578	66,545
Cleco Corp.			1,108,883	60,456
Hawaiian Electric Industries Inc.			1,872,141	60,133
IDACORP Inc.			917,518	57,684
UIL Holdings Corp.			1,032,331	53,082
Piedmont Natural Gas Co. Inc.			1,435,856	52,997
Portland General Electric Co.			1,428,115	52,969
WGL Holdings Inc.			907,806	51,200
Southwest Gas Corp.			851,564	49,535
New Jersey Resources Corp.			1,559,544	48,439
NorthWestern Corp.			856,908	46,093
ALLETE Inc.			839,025	44,267
PNM Resources Inc.			1,453,206	42,434
Black Hills Corp.			815,115	41,114
ONE Gas Inc.			933,152	40,340
Laclede Group Inc.			750,473	38,439
Avista Corp.			1,080,746	36,940
TerraForm Power Inc. Class A			919,991	33,589
South Jersey Industries Inc.			614,053	33,331
El Paso Electric Co.			736,685	28,466
MGE Energy Inc.			632,372	28,027
American States Water Co.			697,607	27,828
Northwest Natural Gas Co.			496,883	23,826
Ormat Technologies Inc.			623,733	23,714
California Water Service Group			873,187	21,402
Empire District Electric Co.			793,655	19,699
Atlantic Power Corp.			2,208,049	6,205
* Vivint Solar Inc.			385,851	4,684
				1,993,685
Total Common Stocks (Cost $39,770,038)				54,697,373
	Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund	0.128%		980,169,253	980,169

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.062%	4/29/15	5,000	5,000
[5,7] Federal Home Loan Bank Discount Notes	0.060%	6/3/15	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.135%	8/28/15	5,000	4,996
				14,995
Total Temporary Cash Investments (Cost $995,166)				995,164
Total Investments (101.4%) (Cost $40,765,204)				55,692,537
Other Assets and Liabilities-Net (-1.4%)[4]				(764,340)
Net Assets (100%)				54,928,197

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $675,472,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $712,683,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,596,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,093,000 have been segregated as collateral for open over-the-counter swap contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,695,007	—	2,366
Temporary Cash Investments	980,169	14,995	—
Futures Contracts—Liabilities[1]	(423)	—	—
Swap Contracts—Assets	—	858	—
Swap Contracts—Liabilities	—	(139)	—
Total	55,674,753	15,714	2,366
1 Represents variation margin on the last day of the reporting period.

Small-Cap Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	1,135	141,750	1,987
E-mini S&P MidCap 400 Index	June 2015	249	37,843	659
				2,646

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap

Small-Cap Index Fund

contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2015, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
				Rate	Appreciation
Termination			Notional Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	6/16/15	GSI	43,059	(0.573%)	(5)
Empire State Realty Trust Inc.	5/11/15	GSCM	11,360	(0.522%)	804
Ambac Financial Group Inc.	4/6/15	GSCM	1,946	(0.568%)	(58)
Ambac Financial Group Inc.	4/6/15	GSCM	1,571	(0.567%)	(47)
Ambac Financial Group Inc.	4/6/15	GSCM	524	(0.569%)	(16)
Empire State Realty Trust Inc.	6/2/15	GSCM	441	(17.650%)	27
Empire State Realty Trust Inc.	6/2/15	GSCM	441	(17.620%)	27
Ambac Financial Group Inc.	4/6/15	GSCM	424	(0.566%)	(13)
					719

1 GSI—Goldman Sachs International.
GSCM—Goldman Sachs Bank USA.

At March 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $720,000 in connection with amounts due to the fund for open swap contracts.

E. At March 31, 2015, the cost of investment securities for tax purposes was $40,774,005,000. Net unrealized appreciation of investment securities for tax purposes was $14,918,532,000, consisting of unrealized gains of $16,897,570,000 on securities that had risen in value since their purchase and $1,979,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.6%)
	NewMarket Corp.	124,811	59,635
	Royal Gold Inc.	726,520	45,851
	Cytec Industries Inc.	841,152	45,456
*	Platform Specialty Products Corp.	1,473,662	37,814
	KapStone Paper and Packaging Corp.	1,019,549	33,482
*	Polypore International Inc.	529,377	31,180
^	US Silica Holdings Inc.	627,603	22,349
	Balchem Corp.	361,798	20,036
	Minerals Technologies Inc.	204,431	14,944
	Globe Specialty Metals Inc.	781,400	14,784
	Calgon Carbon Corp.	621,235	13,089
*	RTI International Metals Inc.	362,492	13,017
	Carpenter Technology Corp.	293,982	11,430
*	Stillwater Mining Co.	709,748	9,170
	Deltic Timber Corp.	133,293	8,831
*	Horsehead Holding Corp.	670,360	8,487
*	Intrepid Potash Inc.	671,296	7,753
	Haynes International Inc.	150,118	6,697
*	Ferro Corp.	526,032	6,602
*	Coeur Mining Inc.	1,250,385	5,889
	SunCoke Energy Inc.	377,858	5,645
	American Vanguard Corp.	294,517	3,128
*	Rentech Inc.	2,623,678	2,938
*,^ FMSA Holdings Inc.		140,167	1,015
			429,222
Consumer Goods (8.6%)
*	WhiteWave Foods Co. Class A	2,057,382	91,224
*	Toll Brothers Inc.	1,863,428	73,307
*	Hain Celestial Group Inc.	1,140,258	73,034
*	Middleby Corp.	675,687	69,359
	Gentex Corp.	3,309,969	60,572
	Brunswick Corp.	1,095,310	56,354
	Carter's Inc.	591,993	54,742
	Harman International Industries Inc.	404,904	54,107
*	Kate Spade & Co.	1,499,863	50,080
	Flowers Foods Inc.	2,100,312	47,761
*	Tempur Sealy International Inc.	718,906	41,510
	Wolverine World Wide Inc.	1,138,526	38,084
*	Skechers U.S.A. Inc. Class A	488,947	35,160
	Pool Corp.	488,971	34,111
*	Boston Beer Co. Inc. Class A	108,710	29,069
*	Post Holdings Inc.	616,581	28,881
*	Deckers Outdoor Corp.	387,567	28,242
*	Darling Ingredients Inc.	1,938,527	27,159
	Ryland Group Inc.	549,505	26,783
*	TRI Pointe Homes Inc.	1,709,176	26,373
*	Steven Madden Ltd.	674,454	25,629
*	G-III Apparel Group Ltd.	224,735	25,316

*	Zynga Inc. Class A	8,694,856	24,780
*	Gentherm Inc.	420,165	21,223
	Vector Group Ltd.	943,538	20,730
*	Select Comfort Corp.	595,887	20,540
*	Meritage Homes Corp.	417,010	20,283
^	Nu Skin Enterprises Inc. Class A	313,972	18,904
	J&J Snack Foods Corp.	175,957	18,775
	B&G Foods Inc.	631,661	18,590
*	Dorman Products Inc.	356,260	17,724
	Drew Industries Inc.	264,370	16,269
*	Vista Outdoor Inc.	375,946	16,098
*	Standard Pacific Corp.	1,763,565	15,872
*	Tumi Holdings Inc.	639,079	15,632
	Interface Inc. Class A	744,324	15,467
	WD-40 Co.	163,717	14,496
	Oxford Industries Inc.	174,629	13,176
	MDC Holdings Inc.	459,965	13,109
*	TiVo Inc.	1,146,974	12,169
*	Take-Two Interactive Software Inc.	472,215	12,020
	Lancaster Colony Corp.	112,770	10,732
*,^ iRobot Corp.		314,485	10,262
*	Diamond Foods Inc.	314,386	10,240
*,^ GoPro Inc. Class A		227,644	9,882
*	Blount International Inc.	594,678	7,659
*	USANA Health Sciences Inc.	65,233	7,249
*	DTS Inc.	207,608	7,073
*	RealD Inc.	535,004	6,843
*	Boulder Brands Inc.	701,998	6,690
	Phibro Animal Health Corp. Class A	185,652	6,574
*,^ Wayfair Inc.		196,085	6,298
*	Revlon Inc. Class A	126,551	5,214
*	Vera Bradley Inc.	245,952	3,992
*	Vince Holding Corp.	199,585	3,702
*	National Beverage Corp.	139,975	3,417
	Metaldyne Performance Group Inc.	91,802	1,654
*	LeapFrog Enterprises Inc.	387,258	844
			1,431,039
Consumer Services (14.2%)
*	Spirit Airlines Inc.	858,725	66,431
	Domino's Pizza Inc.	656,484	66,009
*	Sally Beauty Holdings Inc.	1,868,425	64,218
	Dick's Sporting Goods Inc.	1,117,987	63,714
*	Madison Square Garden Co. Class A	746,205	63,166
	Dunkin' Brands Group Inc.	1,151,668	54,773
*	AMC Networks Inc. Class A	678,792	52,023
	GNC Holdings Inc. Class A	1,036,811	50,876
*	Copart Inc.	1,341,706	50,408
*	Panera Bread Co. Class A	300,122	48,018
	Vail Resorts Inc.	428,607	44,327
*	United Natural Foods Inc.	560,590	43,188
	Jack in the Box Inc.	449,233	43,090
*	Burlington Stores Inc.	707,583	42,045
*	Live Nation Entertainment Inc.	1,664,422	41,993
*	Restoration Hardware Holdings Inc.	420,302	41,690
*	Buffalo Wild Wings Inc.	223,525	40,512
*	Groupon Inc. Class A	5,558,493	40,077
	Six Flags Entertainment Corp.	823,549	39,868

*	Pandora Media Inc.	2,344,196	37,999
*,^ SolarCity Corp.		684,024	35,077
	DSW Inc. Class A	949,839	35,030
^	Lions Gate Entertainment Corp.	990,203	33,588
*	Yelp Inc. Class A	700,973	33,191
*	Cabela's Inc.	587,769	32,903
	Allegiant Travel Co. Class A	164,401	31,613
	Sotheby's	730,901	30,888
*	GrubHub Inc.	671,802	30,493
*	HomeAway Inc.	1,003,949	30,289
	Chico's FAS Inc.	1,710,210	30,254
*	Life Time Fitness Inc.	414,428	29,408
	Rollins Inc.	1,158,287	28,644
	Texas Roadhouse Inc. Class A	735,069	26,779
	Cheesecake Factory Inc.	524,283	25,863
*	La Quinta Holdings Inc.	1,079,947	25,573
	HSN Inc.	370,277	25,264
*	Bright Horizons Family Solutions Inc.	466,103	23,897
*	Grand Canyon Education Inc.	550,227	23,825
	Extended Stay America Inc.	1,203,802	23,510
	Monro Muffler Brake Inc.	354,005	23,028
*	Ascena Retail Group Inc.	1,531,148	22,217
	Marriott Vacations Worldwide Corp.	264,822	21,464
*	ANN Inc.	511,130	20,972
*,^ Fresh Market Inc.		513,213	20,857
*	comScore Inc.	401,536	20,559
*	Five Below Inc.	576,012	20,489
	Papa John's International Inc.	327,762	20,259
*,^ DreamWorks Animation SKG Inc. Class A		819,848	19,840
	Nexstar Broadcasting Group Inc. Class A	345,423	19,765
	PriceSmart Inc.	231,122	19,641
*	Michaels Cos. Inc.	721,386	19,521
*	Genesco Inc.	269,220	19,177
*	Shutterfly Inc.	422,134	19,097
	Sonic Corp.	598,446	18,971
*	WebMD Health Corp.	417,488	18,301
	Churchill Downs Inc.	157,008	18,051
	Morningstar Inc.	236,140	17,689
*	Media General Inc.	1,067,834	17,609
*	ServiceMaster Global Holdings Inc.	513,605	17,334
*	Fiesta Restaurant Group Inc.	283,779	17,311
*	Popeyes Louisiana Kitchen Inc.	272,075	16,276
	Bloomin' Brands Inc.	654,882	15,933
*	Krispy Kreme Doughnuts Inc.	762,444	15,241
*	Constant Contact Inc.	382,828	14,628
*	Vitamin Shoppe Inc.	352,966	14,539
*	Hibbett Sports Inc.	294,188	14,433
*,^ Mattress Firm Holding Corp.		206,015	14,347
*	Diamond Resorts International Inc.	393,105	13,141
*	Belmond Ltd. Class A	1,040,169	12,773
	Interval Leisure Group Inc.	470,519	12,332
*	Pinnacle Entertainment Inc.	335,360	12,103
	Sabre Corp.	469,072	11,398
*	BJ's Restaurants Inc.	216,521	10,923
*	Zumiez Inc.	258,062	10,387
	National CineMedia Inc.	681,407	10,289
*,^ zulily Inc. Class A		724,100	9,406

*,^ Lumber Liquidators Holdings Inc.		302,866	9,322
*	Diplomat Pharmacy Inc.	268,696	9,291
*	Francesca's Holdings Corp.	509,117	9,062
*,^ Conn's Inc.		299,254	9,061
	AMC Entertainment Holdings Inc.	253,845	9,009
*	Caesars Acquisition Co. Class A	1,285,122	8,739
*	Bankrate Inc.	676,505	7,672
*	RetailMeNot Inc.	415,366	7,481
*	Global Eagle Entertainment Inc.	543,398	7,233
	Pier 1 Imports Inc.	503,224	7,035
	ClubCorp Holdings Inc.	350,440	6,784
*,^ Coupons.com Inc.		576,442	6,767
	Finish Line Inc. Class A	274,717	6,736
	New Media Investment Group Inc.	267,600	6,404
*	Ascent Capital Group Inc. Class A	153,287	6,102
*,^ Scientific Games Corp. Class A		563,804	5,903
*	American Public Education Inc.	187,853	5,632
*	Dave & Buster's Entertainment Inc.	168,240	5,125
*,^ TrueCar Inc.		272,428	4,863
*,^ Clean Energy Fuels Corp.		815,541	4,351
*	Blue Nile Inc.	132,575	4,221
*	Biglari Holdings Inc.	9,724	4,027
*,^ El Pollo Loco Holdings Inc.		156,281	4,002
*,^ Container Store Group Inc.		202,825	3,864
*,^ Noodles & Co. Class A		210,686	3,674
*,^ Tile Shop Holdings Inc.		274,449	3,324
*	Angie's List Inc.	530,504	3,114
*	Virgin America Inc.	101,082	3,073
	World Wrestling Entertainment Inc. Class A	190,455	2,668
*,^ Shake Shack Inc. Class A		51,787	2,592
*	Potbelly Corp.	174,303	2,388
*	Cumulus Media Inc. Class A	904,209	2,233
*,^ SFX Entertainment Inc.		479,748	1,962
*,^ Habit Restaurants Inc. Class A		36,301	1,167
			2,355,696
Financials (20.5%)
	Duke Realty Corp.	4,067,775	88,555
	Extra Space Storage Inc.	1,304,073	88,116
	WP Carey Inc.	1,165,994	79,288
	Kilroy Realty Corp.	1,019,226	77,634
*	SVB Financial Group	600,014	76,226
	Regency Centers Corp.	1,110,663	75,570
*	Signature Bank	564,077	73,093
	DDR Corp.	3,619,158	67,389
*	Howard Hughes Corp.	397,555	61,629
*,^ Zillow Group Inc. Class A		576,248	57,798
	CBOE Holdings Inc.	991,255	56,903
	American Campus Communities Inc.	1,323,744	56,749
	Lamar Advertising Co. Class A	953,701	56,526
	Taubman Centers Inc.	709,752	54,743
	BioMed Realty Trust Inc.	2,403,728	54,468
	Equity LifeStyle Properties Inc.	944,360	51,893
	LaSalle Hotel Properties	1,332,358	51,775
*	E*TRADE Financial Corp.	1,709,960	48,828
	RLJ Lodging Trust	1,557,870	48,777
	Douglas Emmett Inc.	1,623,527	48,397
	Outfront Media Inc.	1,610,662	48,191

Home Properties Inc.	681,909	47,249
Investors Bancorp Inc.	4,003,186	46,917
Waddell & Reed Financial Inc. Class A	937,317	46,435
CubeSmart	1,825,706	44,091
* Stifel Financial Corp.	740,015	41,256
Healthcare Trust of America Inc. Class A	1,477,026	41,150
Sunstone Hotel Investors Inc.	2,460,391	41,015
Tanger Factory Outlet Centers Inc.	1,127,016	39,637
Pebblebrook Hotel Trust	846,224	39,409
Sovran Self Storage Inc.	417,455	39,216
Gaming and Leisure Properties Inc.	1,061,458	39,136
* Strategic Hotels & Resorts Inc.	3,075,089	38,223
Post Properties Inc.	642,673	36,587
DCT Industrial Trust Inc.	1,041,111	36,085
Sun Communities Inc.	536,187	35,774
Medical Properties Trust Inc.	2,398,728	35,357
MarketAxess Holdings Inc.	418,561	34,699
Mid-America Apartment Communities Inc.	444,273	34,329
Paramount Group Inc.	1,750,296	33,781
Colony Financial Inc.	1,300,987	33,722
Omega Healthcare Investors Inc.	817,847	33,180
Healthcare Realty Trust Inc.	1,173,015	32,586
* PRA Group Inc.	590,981	32,102
Ryman Hospitality Properties Inc.	511,961	31,184
Kite Realty Group Trust	982,574	27,679
WisdomTree Investments Inc.	1,257,103	26,977
Spirit Realty Capital Inc.	2,228,537	26,921
PacWest Bancorp	569,766	26,716
Hudson Pacific Properties Inc.	801,588	26,605
* Western Alliance Bancorp	889,876	26,376
* Texas Capital Bancshares Inc.	538,675	26,207
Cousins Properties Inc.	2,420,325	25,655
^ Financial Engines Inc.	611,698	25,587
NorthStar Asset Management Group Inc.	1,054,735	24,618
Kennedy-Wilson Holdings Inc.	905,479	23,669
Urban Edge Properties	994,359	23,566
Chesapeake Lodging Trust	696,259	23,554
Alexander & Baldwin Inc.	545,162	23,540
Weingarten Realty Investors	648,868	23,346
Home BancShares Inc.	675,623	22,897
Equity One Inc.	835,577	22,302
* Blackhawk Network Holdings Inc. Class B	618,388	21,984
Chambers Street Properties	2,788,855	21,976
Sabra Health Care REIT Inc.	662,481	21,961
* Springleaf Holdings Inc.	405,502	20,993
NRG Yield Inc. Class A	407,098	20,652
Retail Opportunity Investments Corp.	1,098,322	20,099
Education Realty Trust Inc.	559,026	19,778
Artisan Partners Asset Management Inc. Class A	431,713	19,626
* Credit Acceptance Corp.	97,060	18,927
PS Business Parks Inc.	221,751	18,414
* Hilltop Holdings Inc.	944,537	18,362
WP GLIMCHER Inc.	1,083,805	18,024
STAG Industrial Inc.	759,544	17,864
Evercore Partners Inc. Class A	338,821	17,504
Parkway Properties Inc.	981,147	17,023
Ramco-Gershenson Properties Trust	912,950	16,981

	Corporate Office Properties Trust	549,811	16,153
	FelCor Lodging Trust Inc.	1,316,665	15,129
*	St. Joe Co.	814,963	15,126
	Hersha Hospitality Trust Class A	2,223,498	14,386
	HFF Inc. Class A	376,978	14,152
	Acadia Realty Trust	401,089	13,990
*	First Cash Financial Services Inc.	299,913	13,952
	Virtus Investment Partners Inc.	101,231	13,238
	Xenia Hotels & Resorts Inc.	574,263	13,065
*	Essent Group Ltd.	544,610	13,022
	TFS Financial Corp.	877,848	12,887
	DuPont Fabros Technology Inc.	388,835	12,707
	Greenhill & Co. Inc.	314,638	12,475
*	Encore Capital Group Inc.	287,920	11,975
	LegacyTexas Financial Group Inc.	505,231	11,484
	Aviv REIT Inc.	314,140	11,466
*,^ Nationstar Mortgage Holdings Inc.		450,199	11,151
	Alexander's Inc.	24,055	10,983
^	Lexington Realty Trust	1,105,631	10,868
*	FCB Financial Holdings Inc. Class A	395,829	10,834
*,^ Ocwen Financial Corp.		1,186,142	9,786
	Cohen & Steers Inc.	237,271	9,716
	American Assets Trust Inc.	217,961	9,433
*	Capital Bank Financial Corp.	301,160	8,315
	InfraREIT Inc.	276,730	7,912
*	HealthEquity Inc.	290,122	7,250
*,^ Walter Investment Management Corp.		430,502	6,953
	Monogram Residential Trust Inc.	736,008	6,860
	Altisource Residential Corp.	327,971	6,841
	Silver Bay Realty Trust Corp.	406,586	6,570
	Moelis & Co. Class A	216,547	6,522
*	Ladder Capital Corp.	333,234	6,168
	Starwood Waypoint Residential Trust	211,215	5,460
	Inland Real Estate Corp.	500,888	5,355
	Investors Real Estate Trust	707,786	5,308
	Employers Holdings Inc.	180,745	4,878
	CareTrust REIT Inc.	352,976	4,786
*	Tejon Ranch Co.	172,644	4,566
*	PICO Holdings Inc.	275,415	4,465
	GAMCO Investors Inc.	55,262	4,339
	Northfield Bancorp Inc.	281,243	4,168
	National Bank Holdings Corp. Class A	217,546	4,092
*	PennyMac Financial Services Inc. Class A	234,371	3,977
	Urstadt Biddle Properties Inc. Class A	148,600	3,427
*	On Deck Capital Inc.	154,801	3,296
*	Forestar Group Inc.	200,704	3,165
*	NewStar Financial Inc.	259,297	3,042
*,^ Altisource Asset Management Corp.		12,988	2,404
*,^ Altisource Portfolio Solutions SA		156,919	2,020
*	Blackhawk Network Holdings Inc.	5,350	191
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	23
			3,392,382
Health Care (15.8%)
	Cooper Cos. Inc.	569,965	106,823
*	United Therapeutics Corp.	523,164	90,212
*,^ Isis Pharmaceuticals Inc.		1,394,052	88,759
*	Centene Corp.	1,246,072	88,085

*	Alnylam Pharmaceuticals Inc.	790,717	82,567
*	MEDNAX Inc.	1,133,766	82,209
*	Brookdale Senior Living Inc.	2,165,315	81,762
*	Puma Biotechnology Inc.	313,598	74,044
*	Sirona Dental Systems Inc.	684,186	61,570
*	DexCom Inc.	868,956	54,171
*	Alkermes plc	873,586	53,263
*	Team Health Holdings Inc.	842,207	49,278
	West Pharmaceutical Services Inc.	801,479	48,257
*	Receptos Inc.	292,279	48,194
*	Cepheid	831,649	47,321
*	PAREXEL International Corp.	646,567	44,607
	Bio-Techne Corp.	438,194	43,946
*	Align Technology Inc.	805,336	43,315
*	Akorn Inc.	890,683	42,316
*	Acadia Healthcare Co. Inc.	545,156	39,033
*	Seattle Genetics Inc.	1,096,454	38,760
*	Impax Laboratories Inc.	798,693	37,435
*	Pacira Pharmaceuticals Inc.	406,237	36,094
*,^ OPKO Health Inc.		2,512,550	35,603
*	ABIOMED Inc.	436,543	31,248
*	Agios Pharmaceuticals Inc.	328,621	30,989
*	ACADIA Pharmaceuticals Inc.	941,885	30,696
*,^ Myriad Genetics Inc.		861,249	30,488
*	Synageva BioPharma Corp.	282,721	27,574
*	Horizon Pharma plc	1,049,342	27,251
*	Catalent Inc.	874,455	27,239
*	Haemonetics Corp.	606,114	27,227
*	Thoratec Corp.	632,055	26,477
*	NuVasive Inc.	568,369	26,139
*	Intercept Pharmaceuticals Inc.	91,248	25,734
	Healthcare Services Group Inc.	796,796	25,601
*	Dyax Corp.	1,525,499	25,560
*	Ironwood Pharmaceuticals Inc. Class A	1,476,269	23,620
*	Anacor Pharmaceuticals Inc.	404,008	23,372
*,^ Exact Sciences Corp.		1,042,830	22,963
*,^ Intrexon Corp.		493,696	22,399
*	Insulet Corp.	664,402	22,158
*	Bruker Corp.	1,189,882	21,977
*	Medicines Co.	770,054	21,577
*	Globus Medical Inc.	792,040	19,991
*	Bluebird Bio Inc.	162,917	19,675
*	Air Methods Corp.	415,292	19,348
*	Neogen Corp.	413,248	19,311
*	Cyberonics Inc.	294,168	19,097
*	Neurocrine Biosciences Inc.	470,271	18,674
	Cantel Medical Corp.	391,021	18,573
*	Lannett Co. Inc.	273,877	18,544
*	Masimo Corp.	557,302	18,380
*	Nektar Therapeutics	1,552,611	17,079
*	Halozyme Therapeutics Inc.	1,180,720	16,861
*	HeartWare International Inc.	190,219	16,696
*	Acorda Therapeutics Inc.	493,723	16,431
*	ARIAD Pharmaceuticals Inc.	1,983,337	16,343
	Abaxis Inc.	252,021	16,157
*	HMS Holdings Corp.	1,033,351	15,965
*	ICU Medical Inc.	167,074	15,561

*,^ Keryx Biopharmaceuticals Inc.		1,190,114	15,150
^	Theravance Inc.	950,630	14,944
*,^ MannKind Corp.		2,865,386	14,900
*,^ Merrimack Pharmaceuticals Inc.		1,121,671	13,325
	Analogic Corp.	145,599	13,235
*	Endologix Inc.	751,939	12,836
*	Arena Pharmaceuticals Inc.	2,840,646	12,414
*	Novavax Inc.	1,479,336	12,234
*	NxStage Medical Inc.	674,753	11,673
*	Tornier NV	432,916	11,351
*	Bio-Reference Laboratories Inc.	294,126	10,365
*	Emergent Biosolutions Inc.	353,987	10,181
*	IPC Healthcare Inc.	207,197	9,664
*	Insys Therapeutics Inc.	164,646	9,571
*	Quidel Corp.	344,994	9,308
*	ImmunoGen Inc.	1,014,179	9,077
	Meridian Bioscience Inc.	466,606	8,903
*	Relypsa Inc.	238,011	8,585
*	Momenta Pharmaceuticals Inc.	562,331	8,547
*	Amedisys Inc.	314,398	8,420
*	Aegerion Pharmaceuticals Inc.	318,834	8,344
*	Accuray Inc.	892,920	8,304
*,^ Juno Therapeutics Inc.		133,090	8,073
*	VWR Corp.	309,383	8,041
*	Ligand Pharmaceuticals Inc.	103,682	7,995
*	Luminex Corp.	463,992	7,424
*	ZS Pharma Inc.	176,336	7,420
*	Healthways Inc.	354,209	6,978
	Ensign Group Inc.	136,216	6,383
*	HealthStream Inc.	250,640	6,316
*	Sagent Pharmaceuticals Inc.	268,918	6,252
*,^ Sarepta Therapeutics Inc.		448,869	5,961
*	Genomic Health Inc.	186,724	5,704
*,^ Sequenom Inc.		1,406,041	5,554
*,^ Exelixis Inc.		2,118,759	5,445
*	Theravance Biopharma Inc.	291,836	5,063
*	Epizyme Inc.	262,542	4,931
*	Merit Medical Systems Inc.	249,006	4,793
*	Spectrum Pharmaceuticals Inc.	698,609	4,241
*	CorVel Corp.	119,994	4,129
*	INC Research Holdings Inc. Class A	123,709	4,049
*	Radius Health Inc.	97,668	4,020
*	Acceleron Pharma Inc.	104,381	3,973
*	Spark Therapeutics Inc.	43,407	3,364
*	Lexicon Pharmaceuticals Inc.	3,413,554	3,223
*	FibroGen Inc.	102,204	3,207
*,^ VIVUS Inc.		1,065,279	2,621
*	BioScrip Inc.	393,943	1,745
*	Wright Medical Group Inc. CVR	165,303	711
			2,619,546
Industrials (18.1%)
	Acuity Brands Inc.	511,796	86,064
*	Keysight Technologies Inc.	1,980,431	73,573
*	CoStar Group Inc.	362,240	71,662
	Jack Henry & Associates Inc.	964,966	67,441
	Waste Connections Inc.	1,389,829	66,906
*	Vantiv Inc. Class A	1,716,353	64,706

*	Old Dominion Freight Line Inc.	811,181	62,704
*	Genesee & Wyoming Inc. Class A	623,304	60,111
	AO Smith Corp.	899,260	59,045
	Hexcel Corp.	1,129,840	58,096
*	HD Supply Holdings Inc.	1,848,171	57,580
*	Zebra Technologies Corp.	600,922	54,513
	Nordson Corp.	694,834	54,433
	Lincoln Electric Holdings Inc.	817,762	53,473
	Lennox International Inc.	474,537	53,001
	MAXIMUS Inc.	777,178	51,884
	Graco Inc.	696,090	50,230
*	WEX Inc.	457,821	49,152
*	Cognex Corp.	970,179	48,111
	Eagle Materials Inc.	563,645	47,098
*	Kirby Corp.	624,471	46,867
	Packaging Corp. of America	580,454	45,386
*	Genpact Ltd.	1,916,812	44,566
	Fortune Brands Home & Security Inc.	936,182	44,450
	Toro Co.	627,718	44,016
	Air Lease Corp. Class A	1,147,834	43,319
	MSC Industrial Direct Co. Inc. Class A	573,215	41,386
*	USG Corp.	1,538,237	41,071
	CLARCOR Inc.	592,454	39,137
	National Instruments Corp.	1,209,647	38,757
*	XPO Logistics Inc.	842,907	38,327
	Watsco Inc.	302,215	37,988
	FEI Co.	493,419	37,668
*,^ IPG Photonics Corp.		400,272	37,105
	Woodward Inc.	690,540	35,224
	Landstar System Inc.	528,622	35,048
	Manitowoc Co. Inc.	1,600,396	34,504
*	Clean Harbors Inc.	601,346	34,144
	Corporate Executive Board Co.	396,960	31,701
*	DigitalGlobe Inc.	853,925	29,093
*	Swift Transportation Co.	1,019,039	26,515
*	Advisory Board Co.	471,578	25,126
*,^ Ambarella Inc.		322,633	24,427
*	Cimpress NV	287,768	24,282
	Mueller Industries Inc.	670,057	24,209
	Knight Transportation Inc.	716,450	23,105
	HEICO Corp. Class A	435,959	21,597
*	Universal Display Corp.	457,702	21,398
*	On Assignment Inc.	554,503	21,276
*	WageWorks Inc.	397,434	21,195
	RBC Bearings Inc.	261,346	20,003
*	Cardtronics Inc.	527,419	19,831
*	Trex Co. Inc.	357,978	19,521
	Forward Air Corp.	358,726	19,479
*	Proto Labs Inc.	273,560	19,149
	Heartland Payment Systems Inc.	404,985	18,974
	EnPro Industries Inc.	284,833	18,785
*	ExamWorks Group Inc.	447,760	18,636
	Simpson Manufacturing Co. Inc.	489,757	18,302
	Franklin Electric Co. Inc.	475,623	18,140
*	Huron Consulting Group Inc.	269,491	17,827
*	Rogers Corp.	216,687	17,814
*	TriNet Group Inc.	491,618	17,320

*	OSI Systems Inc.	221,411	16,442
*	TriMas Corp.	532,081	16,383
*	Hub Group Inc. Class A	410,962	16,147
	Heartland Express Inc.	620,016	14,732
*	Veeco Instruments Inc.	475,151	14,516
	Tennant Co.	216,537	14,155
	Outerwall Inc.	212,086	14,023
	Apogee Enterprises Inc.	324,204	14,006
*	Louisiana-Pacific Corp.	836,937	13,818
	HEICO Corp.	224,440	13,707
*	ExlService Holdings Inc.	367,273	13,663
	AZZ Inc.	287,893	13,413
*	LifeLock Inc.	940,842	13,275
*	Imperva Inc.	301,413	12,870
	Exponent Inc.	143,804	12,784
*	FARO Technologies Inc.	203,896	12,668
*	Armstrong World Industries Inc.	210,896	12,120
*	KLX Inc.	312,069	12,027
*	II-VI Inc.	646,568	11,936
*	Wabash National Corp.	812,027	11,450
	AAON Inc.	449,319	11,022
	Sun Hydraulics Corp.	266,271	11,013
	Mobile Mini Inc.	258,048	11,003
	Sturm Ruger & Co. Inc.	220,471	10,942
	Advanced Drainage Systems Inc.	345,762	10,352
*	M/A-COM Technology Solutions Holdings Inc.	277,069	10,324
	Lindsay Corp.	134,364	10,245
	Methode Electronics Inc.	214,383	10,085
	Badger Meter Inc.	161,580	9,685
*	Coherent Inc.	145,455	9,449
	H&E Equipment Services Inc.	373,741	9,340
	Raven Industries Inc.	448,103	9,168
*	Team Inc.	235,194	9,168
*	RPX Corp.	604,732	8,702
*	Thermon Group Holdings Inc.	358,792	8,636
	EVERTEC Inc.	390,074	8,527
*	Navistar International Corp.	287,486	8,481
*	Roadrunner Transportation Systems Inc.	335,016	8,466
	Mueller Water Products Inc. Class A	851,384	8,386
*	Smith & Wesson Holding Corp.	645,196	8,213
	Quanex Building Products Corp.	409,560	8,085
	Primoris Services Corp.	433,727	7,456
*	Continental Building Products Inc.	311,746	7,042
	Albany International Corp.	172,770	6,868
	Gorman-Rupp Co.	222,283	6,657
*	Aerovironment Inc.	239,445	6,348
	American Railcar Industries Inc.	116,155	5,776
*	DXP Enterprises Inc.	122,248	5,390
*	Paylocity Holding Corp.	182,098	5,215
*	Nortek Inc.	58,082	5,126
	Griffon Corp.	254,550	4,437
*,^ Bazaarvoice Inc.		707,477	3,997
*	Mistras Group Inc.	190,133	3,662
*	Ply Gem Holdings Inc.	242,447	3,152
	Acacia Research Corp.	287,831	3,080
*	InnerWorkings Inc.	448,504	3,014

*	Inovalon Holdings Inc. Class A	40,477	1,223
			2,998,321
Oil & Gas (3.6%)
	Targa Resources Corp.	581,987	55,748
*	Diamondback Energy Inc.	660,288	50,736
*	Gulfport Energy Corp.	1,009,231	46,334
	SemGroup Corp. Class A	513,265	41,749
*	Dril-Quip Inc.	441,385	30,186
*	Carrizo Oil & Gas Inc.	567,126	28,158
	Rowan Cos. plc Class A	1,465,992	25,963
*	PDC Energy Inc.	465,400	25,150
*,^ Oasis Petroleum Inc.		1,424,344	20,254
*	Cobalt International Energy Inc.	2,019,303	19,002
*	Memorial Resource Development Corp.	1,025,287	18,189
*	Rice Energy Inc.	802,009	17,452
	Pattern Energy Group Inc. Class A	609,703	17,267
*	Matador Resources Co.	778,173	17,057
*	Rosetta Resources Inc.	865,957	14,739
*	Chart Industries Inc.	359,377	12,605
*	RSP Permian Inc.	490,864	12,365
*	Parsley Energy Inc. Class A	719,548	11,498
*	Bonanza Creek Energy Inc.	454,751	11,214
*	SunPower Corp. Class A	309,646	9,695
*,^ SandRidge Energy Inc.		5,421,766	9,651
*	Flotek Industries Inc.	597,350	8,805
*,^ Laredo Petroleum Inc.		663,100	8,647
	RPC Inc.	643,258	8,240
*,^ Sanchez Energy Corp.		621,154	8,081
*	Forum Energy Technologies Inc.	360,107	7,058
*,^ Magnum Hunter Resources Corp.		2,279,123	6,085
*	C&J Energy Services Ltd.	534,409	5,948
*,^ Penn Virginia Corp.		864,267	5,600
*	Northern Oil and Gas Inc.	609,985	4,703
*,^ Halcon Resources Corp.		2,806,096	4,321
^	Energy XXI Ltd.	1,000,757	3,643
*	Clayton Williams Energy Inc.	71,630	3,627
^	CARBO Ceramics Inc.	117,392	3,582
*	Hornbeck Offshore Services Inc.	188,282	3,541
*	Eclipse Resources Corp.	523,979	2,945
*,^ Approach Resources Inc.		429,923	2,833
*	Jones Energy Inc. Class A	281,974	2,532
*	Bill Barrett Corp.	283,937	2,357
*,^ Rex Energy Corp.		541,368	2,014
*	Contango Oil & Gas Co.	91,229	2,007
*	Pioneer Energy Services Corp.	357,063	1,935
*	ION Geophysical Corp.	774,481	1,681
*	Geospace Technologies Corp.	73,447	1,213
^	Comstock Resources Inc.	238,204	850
*	PetroQuest Energy Inc.	13,807	32
*	Solazyme Inc.	8,335	24
			597,316
Technology (15.6%)
	CDK Global Inc.	1,898,450	88,772
*	SunEdison Inc.	3,037,434	72,898
*	Cadence Design Systems Inc.	3,449,276	63,605
	IAC/InterActiveCorp	920,547	62,109

*	Fortinet Inc.	1,653,466	57,789
*	Informatica Corp.	1,282,283	56,235
*	Ultimate Software Group Inc.	318,087	54,060
*	athenahealth Inc.	450,694	53,808
	SS&C Technologies Holdings Inc.	845,342	52,665
*	Tableau Software Inc. Class A	526,855	48,745
*	PTC Inc.	1,288,290	46,597
*	Tyler Technologies Inc.	376,494	45,379
*	Manhattan Associates Inc.	875,991	44,334
*	Guidewire Software Inc.	821,160	43,201
*	Cavium Inc.	604,535	42,813
	Solera Holdings Inc.	792,948	40,964
*	Aspen Technology Inc.	1,041,069	40,071
*	SolarWinds Inc.	764,941	39,196
	Atmel Corp.	4,666,054	38,402
*	Riverbed Technology Inc.	1,768,742	36,984
*	JDS Uniphase Corp.	2,745,591	36,022
*	Synaptics Inc.	433,209	35,222
*	Integrated Device Technology Inc.	1,749,750	35,030
*,^ 3D Systems Corp.		1,246,628	34,183
*	Qlik Technologies Inc.	1,065,679	33,175
	Fair Isaac Corp.	370,901	32,906
*	ViaSat Inc.	505,946	30,159
*	Aruba Networks Inc.	1,227,406	30,059
*	Medidata Solutions Inc.	608,210	29,827
*	Infinera Corp.	1,513,613	29,773
*	ACI Worldwide Inc.	1,364,033	29,545
*	EPAM Systems Inc.	480,550	29,453
*	EchoStar Corp. Class A	519,207	26,853
	Plantronics Inc.	506,100	26,798
*	Finisar Corp.	1,217,458	25,981
	Blackbaud Inc.	545,115	25,828
	Advent Software Inc.	585,383	25,821
*	Freescale Semiconductor Ltd.	630,969	25,718
*	Dealertrack Technologies Inc.	640,009	24,653
*	Allscripts Healthcare Solutions Inc.	2,015,768	24,109
*,^ Arista Networks Inc.		332,562	23,456
*	Ciena Corp.	1,210,432	23,373
*,^ Cree Inc.		657,006	23,317
*	Proofpoint Inc.	391,313	23,174
*	Electronics For Imaging Inc.	551,977	23,045
*	Silicon Laboratories Inc.	446,409	22,664
	Tessera Technologies Inc.	560,470	22,576
*	Entegris Inc.	1,642,094	22,480
	InterDigital Inc.	437,069	22,177
*	Demandware Inc.	363,295	22,125
	Monolithic Power Systems Inc.	410,453	21,610
*	CommVault Systems Inc.	475,604	20,784
*	Envestnet Inc.	363,771	20,400
*	Synchronoss Technologies Inc.	405,424	19,241
*	Fleetmatics Group plc	422,043	18,929
*	MicroStrategy Inc. Class A	110,422	18,682
*	IGATE Corp.	428,471	18,279
*	NetScout Systems Inc.	412,379	18,083
*	Syntel Inc.	344,387	17,815
*	Ellie Mae Inc.	321,394	17,776
*	Veeva Systems Inc. Class A	695,110	17,746

	Cogent Communications Holdings Inc.	489,825	17,305
	Power Integrations Inc.	327,945	17,079
*	Cornerstone OnDemand Inc.	567,334	16,390
*	Rambus Inc.	1,288,596	16,204
*	LogMeIn Inc.	273,472	15,312
	Monotype Imaging Holdings Inc.	462,613	15,100
*	Super Micro Computer Inc.	438,542	14,564
*	Zendesk Inc.	638,267	14,482
*	Shutterstock Inc.	208,590	14,324
*	Infoblox Inc.	591,408	14,117
*,^ Endurance International Group Holdings Inc.		701,058	13,362
*,^ InvenSense Inc.		850,415	12,935
*	Ruckus Wireless Inc.	967,210	12,448
	NIC Inc.	692,491	12,236
*	Bottomline Technologies de Inc.	445,799	12,202
*	RealPage Inc.	602,732	12,139
*	Diodes Inc.	420,022	11,996
*	BroadSoft Inc.	343,036	11,478
*,^ Gogo Inc.		602,136	11,477
*	Web.com Group Inc.	587,775	11,138
*	Loral Space & Communications Inc.	151,280	10,354
*	Marketo Inc.	388,146	9,944
^	Ubiquiti Networks Inc.	310,207	9,167
*	Lattice Semiconductor Corp.	1,392,547	8,829
	Pegasystems Inc.	404,565	8,799
*	Interactive Intelligence Group Inc.	198,687	8,182
*,^ Nimble Storage Inc.		355,131	7,923
*	RingCentral Inc. Class A	468,671	7,185
*	Barracuda Networks Inc.	185,475	7,135
*	Cvent Inc.	249,824	7,005
*	Actua Corp.	438,848	6,798
*	MedAssets Inc.	354,298	6,668
*	Cray Inc.	232,849	6,538
	Computer Programs & Systems Inc.	118,678	6,439
*	Inphi Corp.	359,011	6,401
*	Blucora Inc.	446,141	6,094
*	LivePerson Inc.	584,877	5,986
*	Intralinks Holdings Inc.	567,594	5,869
*,^ Textura Corp.		215,352	5,853
*	Tangoe Inc.	422,453	5,830
*	Ultratech Inc.	324,458	5,626
*	Gigamon Inc.	255,133	5,419
*	CEVA Inc.	243,916	5,200
*	Ixia	425,300	5,159
*	Paycom Software Inc.	158,506	5,082
*	Applied Micro Circuits Corp.	897,761	4,579
*	HubSpot Inc.	114,340	4,562
*	Sonus Networks Inc.	565,097	4,453
	Forrester Research Inc.	120,766	4,442
	Quality Systems Inc.	273,090	4,364
*	Quantum Corp.	2,625,516	4,201
*	MobileIron Inc.	447,268	4,142
*	Calix Inc.	489,449	4,106
*	Comverse Inc.	206,356	4,065
*,^ Benefitfocus Inc.		105,292	3,874
*	Harmonic Inc.	518,286	3,840
*	Silicon Graphics International Corp.	413,684	3,595

* Mercury Systems Inc.			190,946	2,969
*,^ Box Inc.			147,238	2,908
* New Relic Inc.			83,077	2,883
*,^ Castlight Health Inc. Class B			352,623	2,736
*,^ OPOWER Inc.			264,806	2,682
*,^ Rocket Fuel Inc.			274,327	2,524
* Jive Software Inc.			421,575	2,163
* Hortonworks Inc.			73,479	1,752
*,^ VirnetX Holding Corp.			260,827	1,588
* ChannelAdvisor Corp.			124,607	1,207
Cypress Semiconductor Corp.			1,459	21
				2,580,903
Telecommunications (0.2%)
*,^ Globalstar Inc.			4,574,909	15,234
* Cincinnati Bell Inc.			2,468,448	8,714
				23,948
Utilities (0.7%)
ITC Holdings Corp.			1,837,656	68,784
TerraForm Power Inc. Class A			593,517	21,669
Ormat Technologies Inc.			402,020	15,285
* Vivint Solar Inc.			254,388	3,088
Atlantic Power Corp.			729,940	2,051
				110,877
Total Common Stocks (Cost $12,199,004)				16,539,250
	Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[2,3] Vanguard Market Liquidity Fund	0.128%		316,642,345	316,642

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.130%	4/27/15	4,000	4,000
Total Temporary Cash Investments (Cost $320,642)				320,642
Total Investments (101.8%) (Cost $12,519,646)				16,859,892
Other Assets and Liabilities-Net (-1.8%)[3]				(298,028)
Net Assets (100%)				16,561,864

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $276,835,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $291,974,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Small-Cap Growth Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,539,250	—	—
Temporary Cash Investments	316,642	4,000	—
Futures Contracts—Liabilities[1]	(49)	—	—
Total	16,855,843	4,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Small-Cap Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	183	22,855	186

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $12,519,646,000. Net unrealized appreciation of investment securities for tax purposes was $4,340,246,000, consisting of unrealized gains of $4,925,443,000 on securities that had risen in value since their purchase and $585,197,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (4.5%)
	RPM International Inc.	1,358,503	65,195
	Steel Dynamics Inc.	2,319,805	46,628
	United States Steel Corp.	1,479,468	36,099
	PolyOne Corp.	905,041	33,803
	Axiall Corp.	713,025	33,469
	Sensient Technologies Corp.	482,702	33,249
	Allegheny Technologies Inc.	1,103,385	33,113
	Compass Minerals International Inc.	341,460	31,828
	Domtar Corp.	654,875	30,268
	Cabot Corp.	582,478	26,212
	Olin Corp.	786,012	25,184
	HB Fuller Co.	511,813	21,941
	Commercial Metals Co.	1,192,853	19,312
*	Chemtura Corp.	704,152	19,216
	Worthington Industries Inc.	518,875	13,807
^	Peabody Energy Corp.	2,794,310	13,748
	A Schulman Inc.	280,695	13,530
	Kaiser Aluminum Corp.	168,499	12,956
	Minerals Technologies Inc.	176,181	12,879
	Tronox Ltd. Class A	619,667	12,598
*	Clearwater Paper Corp.	188,669	12,320
	Innophos Holdings Inc.	216,262	12,189
	PH Glatfelter Co.	436,796	12,025
*	Resolute Forest Products Inc.	672,372	11,598
	Hecla Mining Co.	3,754,419	11,188
	Quaker Chemical Corp.	128,470	11,002
	Innospec Inc.	234,423	10,875
	Carpenter Technology Corp.	253,630	9,861
	OM Group Inc.	297,485	8,934
*	LSB Industries Inc.	195,405	8,076
	Stepan Co.	192,276	8,010
*	Stillwater Mining Co.	612,322	7,911
*,^ AK Steel Holding Corp.		1,716,627	7,673
*	Century Aluminum Co.	497,352	6,863
^	Cliffs Natural Resources Inc.	1,402,787	6,747
*	Kraton Performance Polymers Inc.	320,510	6,478
	Rayonier Advanced Materials Inc.	433,796	6,464
*	Ferro Corp.	442,646	5,555
	Tredegar Corp.	263,637	5,302
	SunCoke Energy Inc.	320,821	4,793
	Koppers Holdings Inc.	198,580	3,908
*	Cloud Peak Energy Inc.	622,295	3,622
	Kronos Worldwide Inc.	236,289	2,989
	FutureFuel Corp.	222,980	2,290
*,^ Alpha Natural Resources Inc.		2,267,698	2,267
*,^ Arch Coal Inc.		2,172,130	2,172
*,^ FMSA Holdings Inc.		120,213	870

*	NL Industries Inc.	76,124	590
			727,607
Consumer Goods (6.8%)
	Snap-on Inc.	590,433	86,829
	Goodyear Tire & Rubber Co.	2,737,896	74,142
	Leggett & Platt Inc.	1,334,939	61,527
	Ingredion Inc.	726,342	56,524
	Pinnacle Foods Inc.	1,122,440	45,807
*	Visteon Corp.	451,422	43,517
	Dana Holding Corp.	1,673,733	35,416
*	TreeHouse Foods Inc.	412,487	35,070
*	Tenneco Inc.	591,441	33,961
	Scotts Miracle-Gro Co. Class A	463,533	31,136
	Thor Industries Inc.	488,071	30,851
	Tupperware Brands Corp.	429,526	29,646
*	Herbalife Ltd.	655,056	28,010
	HNI Corp.	450,970	24,880
	Cooper Tire & Rubber Co.	524,666	22,477
*	Helen of Troy Ltd.	274,376	22,359
	Spectrum Brands Holdings Inc.	216,363	19,377
	Snyder's-Lance Inc.	571,044	18,251
*	American Axle & Manufacturing Holdings Inc.	692,875	17,897
	Avon Products Inc.	2,207,098	17,635
	Columbia Sportswear Co.	284,263	17,312
^	Sanderson Farms Inc.	212,120	16,895
^	Nu Skin Enterprises Inc. Class A	271,104	16,323
	Herman Miller Inc.	575,379	15,973
*	Iconix Brand Group Inc.	463,239	15,597
	Steelcase Inc. Class A	813,908	15,415
	Dean Foods Co.	909,316	15,031
	La-Z-Boy Inc.	520,536	14,632
^	KB Home	934,826	14,602
*	Vista Outdoor Inc.	324,786	13,907
	Fresh Del Monte Produce Inc.	349,003	13,580
	Schweitzer-Mauduit International Inc.	294,384	13,577
*	Seaboard Corp.	2,969	12,268
	Cal-Maine Foods Inc.	287,682	11,237
	Knoll Inc.	469,446	10,999
	Andersons Inc.	264,220	10,931
*	Take-Two Interactive Software Inc.	407,105	10,363
	Universal Corp.	218,179	10,289
*	ACCO Brands Corp.	1,138,880	9,464
*	Crocs Inc.	796,135	9,402
	Lancaster Colony Corp.	97,231	9,254
	Briggs & Stratton Corp.	434,150	8,917
*	Cooper-Standard Holding Inc.	138,635	8,207
	Ethan Allen Interiors Inc.	264,814	7,319
*	Taylor Morrison Home Corp. Class A	336,171	7,009
*	Modine Manufacturing Co.	486,858	6,558
	Remy International Inc.	292,358	6,493
*	Eastman Kodak Co.	319,425	6,066
	Tootsie Roll Industries Inc.	175,653	5,958
	Inter Parfums Inc.	173,102	5,647
	Movado Group Inc.	179,376	5,116
	Superior Industries International Inc.	230,712	4,367
*,^ Hovnanian Enterprises Inc. Class A		1,205,081	4,290
	Titan International Inc.	438,280	4,102

*	Federal-Mogul Holdings Corp.	305,959	4,072
*	Central Garden and Pet Co. Class A	331,800	3,524
	National Presto Industries Inc.	52,955	3,357
*,^ Elizabeth Arden Inc.		213,024	3,323
*	Quiksilver Inc.	1,332,254	2,465
*	Central Garden and Pet Co.	85,360	843
			1,109,996
Consumer Services (13.6%)
	Alaska Air Group Inc.	1,333,461	88,248
*	Rite Aid Corp.	9,972,292	86,659
	Gannett Co. Inc.	2,304,102	85,436
	Omnicare Inc.	986,441	76,015
*	Avis Budget Group Inc.	1,080,300	63,754
	KAR Auction Services Inc.	1,434,992	54,429
*	JetBlue Airways Corp.	2,683,779	51,663
	Service Corp. International	1,957,821	51,001
*	Office Depot Inc.	5,524,421	50,825
	Graham Holdings Co. Class B	46,794	49,116
	Cinemark Holdings Inc.	1,057,695	47,670
	Dun & Bradstreet Corp.	365,383	46,901
	Foot Locker Inc.	721,594	45,460
*	VCA Inc.	811,780	44,502
	International Game Technology	2,526,062	43,979
^	GameStop Corp. Class A	1,102,242	41,841
	Brinker International Inc.	641,147	39,469
	Cablevision Systems Corp. Class A	2,123,607	38,862
	Cracker Barrel Old Country Store Inc.	243,075	36,981
	Casey's General Stores Inc.	393,381	35,444
	Dillard's Inc. Class A	245,378	33,497
	CST Brands Inc.	749,379	32,845
*	Murphy USA Inc.	441,329	31,939
	Wendy's Co.	2,800,496	30,525
*	Starz	839,406	28,884
	American Eagle Outfitters Inc.	1,679,248	28,682
	John Wiley & Sons Inc. Class A	451,746	27,620
	Big Lots Inc.	542,984	26,080
*	Houghton Mifflin Harcourt Co.	1,083,045	25,430
*	SUPERVALU Inc.	2,124,247	24,705
	Men's Wearhouse Inc.	464,210	24,232
*,^ JC Penney Co. Inc.		2,786,733	23,436
	Lithia Motors Inc. Class A	228,592	22,724
	Choice Hotels International Inc.	354,575	22,718
	Time Inc.	1,000,983	22,462
	Sinclair Broadcast Group Inc. Class A	706,964	22,206
	Penske Automotive Group Inc.	412,444	21,237
	Meredith Corp.	378,349	21,101
*	Asbury Automotive Group Inc.	251,959	20,938
	AMERCO	59,745	19,740
	Chemed Corp.	164,341	19,622
	Group 1 Automotive Inc.	221,778	19,146
	Dolby Laboratories Inc. Class A	497,134	18,971
	Aaron's Inc.	662,693	18,761
	Hillenbrand Inc.	607,678	18,759
	DineEquity Inc.	174,932	18,719
	New York Times Co. Class A	1,346,492	18,528
	Regal Entertainment Group Class A	807,455	18,442
	DeVry Education Group Inc.	550,936	18,379

*	Apollo Education Group Inc.	931,584	17,626
	Matthews International Corp. Class A	318,339	16,398
*	Beacon Roofing Supply Inc.	503,160	15,749
	Abercrombie & Fitch Co.	704,821	15,534
^	Buckle Inc.	294,692	15,056
*	ServiceMaster Global Holdings Inc.	443,616	14,972
	Rent-A-Center Inc.	511,033	14,023
	Brown Shoe Co. Inc.	422,758	13,866
*	Acxiom Corp.	746,518	13,803
	Bloomin' Brands Inc.	565,802	13,766
	SeaWorld Entertainment Inc.	686,418	13,234
	Children's Place Inc.	204,493	13,126
*	Express Inc.	727,477	12,025
*,^ Penn National Gaming Inc.		719,258	11,264
	Guess? Inc.	605,766	11,261
*,^ Sears Holdings Corp.		270,343	11,187
	Scholastic Corp.	267,971	10,971
*	Boyd Gaming Corp.	770,750	10,945
	Bob Evans Farms Inc.	227,731	10,535
*	Pinnacle Entertainment Inc.	289,299	10,441
*	Barnes & Noble Inc.	428,325	10,173
	Cato Corp. Class A	252,572	10,002
	Sabre Corp.	404,333	9,825
	International Speedway Corp. Class A	270,440	8,819
*	Lands' End Inc.	243,637	8,742
*	Rush Enterprises Inc. Class A	303,315	8,299
	Sonic Automotive Inc. Class A	318,356	7,927
*	Regis Corp.	448,844	7,343
	Capella Education Co.	111,715	7,248
	SkyWest Inc.	495,647	7,241
	Core-Mark Holding Co. Inc.	111,501	7,172
	Stage Stores Inc.	305,603	7,004
*,^ Caesars Entertainment Corp.		587,362	6,185
	Fred's Inc. Class A	356,774	6,097
	Pier 1 Imports Inc.	434,669	6,077
*	Steiner Leisure Ltd.	124,312	5,892
	Finish Line Inc. Class A	237,400	5,821
*	FTD Cos. Inc.	193,062	5,780
*	Strayer Education Inc.	105,481	5,634
	Weis Markets Inc.	109,505	5,449
	New Media Investment Group Inc.	226,348	5,417
*	Pep Boys-Manny Moe & Jack	517,671	4,980
*	K12 Inc.	312,818	4,917
*,^ TrueCar Inc.		235,932	4,211
	Harte-Hanks Inc.	505,979	3,947
	Clear Channel Outdoor Holdings Inc. Class A	368,439	3,729
*	Ruby Tuesday Inc.	600,046	3,606
*	Biglari Holdings Inc.	8,430	3,491
	Speedway Motorsports Inc.	126,511	2,878
*	Smart & Final Stores Inc.	148,366	2,611
*	Liquidity Services Inc.	245,113	2,422
*,^ Weight Watchers International Inc.		290,029	2,027
*	Rush Enterprises Inc. Class B	76,371	1,888
*	Bridgepoint Education Inc.	160,556	1,549
*	Aeropostale Inc.	360,004	1,249
*	Sears Hometown and Outlet Stores Inc.	126,444	976
			2,220,993

Financials (29.3%)
Arthur J Gallagher & Co.	1,673,375	78,230
^ NorthStar Realty Finance Corp.	3,267,856	59,214
East West Bancorp Inc.	1,458,098	58,995
Apartment Investment & Management Co.	1,460,789	57,497
* Liberty Ventures Class A	1,364,782	57,335
HCC Insurance Holdings Inc.	983,185	55,717
National Retail Properties Inc.	1,342,962	55,021
Liberty Property Trust	1,512,318	53,990
Senior Housing Properties Trust	2,386,579	52,958
Starwood Property Trust Inc.	2,156,933	52,413
Hospitality Properties Trust	1,522,581	50,230
Corrections Corp. of America	1,186,245	47,758
Eaton Vance Corp.	1,137,124	47,350
American Financial Group Inc.	709,006	45,483
* Forest City Enterprises Inc. Class A	1,753,792	44,757
RenaissanceRe Holdings Ltd.	440,856	43,967
Highwoods Properties Inc.	943,770	43,206
* Liberty Broadband Corp.	760,201	43,027
City National Corp.	475,823	42,386
* E*TRADE Financial Corp.	1,471,895	42,030
Assured Guaranty Ltd.	1,578,848	41,666
* SLM Corp.	4,301,243	39,916
Cullen/Frost Bankers Inc.	577,359	39,884
Two Harbors Investment Corp.	3,718,614	39,492
Brown & Brown Inc.	1,168,242	38,681
Retail Properties of America Inc.	2,403,120	38,522
Umpqua Holdings Corp.	2,238,507	38,458
* Alleghany Corp.	77,208	37,600
Allied World Assurance Co. Holdings AG	926,396	37,426
First American Financial Corp.	1,040,053	37,109
Synovus Financial Corp.	1,317,837	36,913
* Popular Inc.	1,050,855	36,139
Old Republic International Corp.	2,384,904	35,630
Prosperity Bancshares Inc.	673,218	35,331
Commerce Bancshares Inc.	832,666	35,238
CNO Financial Group Inc.	2,033,343	35,014
* Equity Commonwealth	1,317,738	34,986
EPR Properties	579,445	34,784
Rayonier Inc.	1,287,204	34,703
Columbia Property Trust Inc.	1,270,578	34,331
First Horizon National Corp.	2,379,031	33,996
Webster Financial Corp.	916,617	33,961
Validus Holdings Ltd.	803,232	33,816
American Homes 4 Rent Class A	2,034,422	33,670
* MGIC Investment Corp.	3,438,750	33,115
GEO Group Inc.	753,758	32,969
Chimera Investment Corp.	10,436,844	32,772
Hanover Insurance Group Inc.	450,023	32,663
^ Radian Group Inc.	1,940,516	32,581
CBL & Associates Properties Inc.	1,642,895	32,529
Federated Investors Inc. Class B	957,970	32,466
BankUnited Inc.	980,860	32,113
FirstMerit Corp.	1,679,869	32,018
First Niagara Financial Group Inc.	3,609,103	31,904
Aspen Insurance Holdings Ltd.	632,298	29,863
MFA Financial Inc.	3,761,718	29,567

Mid-America Apartment Communities Inc.	382,575	29,562
StanCorp Financial Group Inc.	428,069	29,366
Bank of the Ozarks Inc.	793,173	29,292
Piedmont Office Realty Trust Inc. Class A	1,567,709	29,175
Brandywine Realty Trust	1,825,181	29,166
White Mountains Insurance Group Ltd.	42,115	28,829
Omega Healthcare Investors Inc.	704,215	28,570
Associated Banc-Corp	1,510,511	28,096
DiamondRock Hospitality Co.	1,987,848	28,088
Bank of Hawaii Corp.	443,533	27,149
Primerica Inc.	530,710	27,013
PrivateBancorp Inc.	751,181	26,419
Endurance Specialty Holdings Ltd.	431,943	26,409
Janus Capital Group Inc.	1,521,784	26,159
ProAssurance Corp.	566,922	26,027
Susquehanna Bancshares Inc.	1,850,658	25,373
Hancock Holding Co.	828,492	24,739
TCF Financial Corp.	1,535,105	24,132
United Bankshares Inc.	632,649	23,775
Spirit Realty Capital Inc.	1,922,892	23,229
Fulton Financial Corp.	1,881,778	23,221
FNB Corp.	1,762,665	23,161
PacWest Bancorp	491,676	23,055
National Health Investors Inc.	324,336	23,031
First Industrial Realty Trust Inc.	1,068,328	22,894
Wintrust Financial Corp.	474,583	22,628
MB Financial Inc.	721,512	22,591
Symetra Financial Corp.	941,229	22,081
UMB Financial Corp.	415,903	21,997
Cathay General Bancorp	769,138	21,882
* Liberty TripAdvisor Holdings Inc. Class A	683,157	21,718
New Residential Investment Corp.	1,436,027	21,584
Assurant Inc.	349,850	21,484
Washington Federal Inc.	979,010	21,347
American Equity Investment Life Holding Co.	729,524	21,251
NorthStar Asset Management Group Inc.	910,330	21,247
Valley National Bancorp	2,233,695	21,086
AmTrust Financial Services Inc.	369,056	21,031
RLI Corp.	393,579	20,627
Erie Indemnity Co. Class A	234,658	20,476
BancorpSouth Inc.	880,123	20,436
IBERIABANK Corp.	322,871	20,351
Weingarten Realty Investors	560,269	20,159
Invesco Mortgage Capital Inc.	1,250,375	19,418
Interactive Brokers Group Inc.	564,280	19,197
First Citizens BancShares Inc. Class A	72,664	18,870
Washington REIT	677,201	18,711
EastGroup Properties Inc.	310,938	18,700
* Genworth Financial Inc. Class A	2,523,573	18,447
Empire State Realty Trust Inc.	979,095	18,417
Glacier Bancorp Inc.	724,705	18,226
EverBank Financial Corp.	1,007,442	18,164
Hatteras Financial Corp.	983,269	17,856
Old National Bancorp	1,217,142	17,271
New York REIT Inc.	1,647,838	17,269
^ First Financial Bankshares Inc.	619,107	17,112
Select Income REIT	673,570	16,833

Potlatch Corp.	412,749	16,526
Government Properties Income Trust	715,039	16,339
LTC Properties Inc.	354,547	16,309
Mercury General Corp.	280,213	16,182
PennyMac Mortgage Investment Trust	757,184	16,120
Capitol Federal Financial Inc.	1,286,450	16,081
Columbia Banking System Inc.	553,842	16,045
BGC Partners Inc. Class A	1,689,467	15,965
Blackstone Mortgage Trust Inc. Class A	562,563	15,960
Selective Insurance Group Inc.	549,167	15,953
South State Corp.	232,998	15,935
Trustmark Corp.	651,258	15,813
Mack-Cali Realty Corp.	814,876	15,711
WP GLIMCHER Inc.	935,804	15,562
Pennsylvania REIT	666,347	15,479
CVB Financial Corp.	968,035	15,430
Kemper Corp.	395,572	15,412
Pinnacle Financial Partners Inc.	345,453	15,359
National Penn Bancshares Inc.	1,423,396	15,330
Redwood Trust Inc.	847,825	15,151
* Liberty Broadband Corp. Class A	265,522	14,997
International Bancshares Corp.	575,168	14,972
* TESARO Inc.	260,596	14,958
CYS Investments Inc.	1,645,608	14,662
Horace Mann Educators Corp.	426,238	14,577
Argo Group International Holdings Ltd.	286,858	14,386
Corporate Office Properties Trust	474,136	13,930
Community Bank System Inc.	391,509	13,856
Associated Estates Realty Corp.	557,654	13,763
* MBIA Inc.	1,472,603	13,695
* Enstar Group Ltd.	96,012	13,620
Montpelier Re Holdings Ltd.	354,247	13,617
BOK Financial Corp.	211,251	12,933
* FNFV Group	898,036	12,662
First Midwest Bancorp Inc.	727,241	12,632
Acadia Realty Trust	346,219	12,076
WesBanco Inc.	369,870	12,050
Home Loan Servicing Solutions Ltd.	720,893	11,924
Franklin Street Properties Corp.	915,425	11,736
Independent Bank Corp.	264,827	11,618
Capstead Mortgage Corp.	972,697	11,449
ARMOUR Residential REIT Inc.	3,591,679	11,386
Xenia Hotels & Resorts Inc.	495,268	11,267
New Senior Investment Group Inc.	675,456	11,233
Astoria Financial Corp.	861,270	11,153
Provident Financial Services Inc.	596,740	11,129
BBCN Bancorp Inc.	766,839	11,096
DuPont Fabros Technology Inc.	335,357	10,959
Westamerica Bancorporation	249,741	10,791
* iStar Financial Inc.	821,698	10,682
Park National Corp.	124,841	10,681
NBT Bancorp Inc.	421,659	10,567
First Financial Bancorp	592,960	10,561
Chemical Financial Corp.	332,654	10,432
Northwest Bancshares Inc.	867,810	10,284
* HRG Group Inc.	818,686	10,217
* Investment Technology Group Inc.	335,843	10,179

Nelnet Inc. Class A	212,310	10,047
Boston Private Financial Holdings Inc.	798,349	9,700
* Greenlight Capital Re Ltd. Class A	300,687	9,562
^ Lexington Realty Trust	953,433	9,372
American Capital Mortgage Investment Corp.	519,726	9,334
Ashford Hospitality Trust Inc.	956,117	9,198
Infinity Property & Casualty Corp.	110,840	9,094
* Navigators Group Inc.	116,119	9,039
Talmer Bancorp Inc. Class A	573,106	8,777
Banner Corp.	188,859	8,669
* Piper Jaffray Cos.	161,594	8,477
* Ambac Financial Group Inc.	350,020	8,471
First Commonwealth Financial Corp.	931,439	8,383
Safety Insurance Group Inc.	137,389	8,209
S&T Bancorp Inc.	287,634	8,163
American Assets Trust Inc.	188,226	8,146
* KCG Holdings Inc. Class A	653,950	8,017
Maiden Holdings Ltd.	518,806	7,694
OFG Bancorp	453,472	7,401
* Green Dot Corp. Class A	449,588	7,157
State Bank Financial Corp.	339,314	7,126
First Potomac Realty Trust	597,856	7,109
National General Holdings Corp.	379,908	7,104
Berkshire Hills Bancorp Inc.	256,145	7,095
Central Pacific Financial Corp.	305,284	7,012
City Holding Co.	146,968	6,912
Brookline Bancorp Inc.	676,515	6,799
* First BanCorp	1,082,905	6,714
Saul Centers Inc.	116,995	6,692
Rouse Properties Inc.	352,263	6,679
Universal Health Realty Income Trust	118,305	6,655
STORE Capital Corp.	281,888	6,582
Cash America International Inc.	279,139	6,504
FBL Financial Group Inc. Class A	100,377	6,224
Tompkins Financial Corp.	112,955	6,083
Monogram Residential Trust Inc.	636,598	5,933
Anworth Mortgage Asset Corp.	1,152,255	5,865
Resource Capital Corp.	1,275,610	5,791
National Western Life Insurance Co. Class A	22,696	5,772
Altisource Residential Corp.	276,502	5,768
United Fire Group Inc.	178,400	5,668
Oritani Financial Corp.	381,661	5,553
AG Mortgage Investment Trust Inc.	289,023	5,445
* Enova International Inc.	268,723	5,291
* World Acceptance Corp.	68,003	4,959
Dime Community Bancshares Inc.	300,265	4,834
Starwood Waypoint Residential Trust	182,801	4,725
* Walker & Dunlop Inc.	262,611	4,656
Getty Realty Corp.	255,327	4,647
Inland Real Estate Corp.	433,519	4,634
Investors Real Estate Trust	611,519	4,586
* Ezcorp Inc. Class A	490,503	4,478
Meadowbrook Insurance Group Inc.	484,560	4,119
Employers Holdings Inc.	152,535	4,117
Great Western Bancorp Inc.	177,137	3,899
BancFirst Corp.	63,113	3,849
Ashford Hospitality Prime Inc.	222,718	3,735

	State Auto Financial Corp.	146,056	3,548
	National Bank Holdings Corp. Class A	188,434	3,544
	Northfield Bancorp Inc.	236,957	3,512
	OneBeacon Insurance Group Ltd. Class A	228,274	3,472
*	Beneficial Bancorp Inc.	295,621	3,338
	Newcastle Investment Corp.	643,060	3,119
*	Flagstar Bancorp Inc.	200,945	2,916
*	Forestar Group Inc.	169,446	2,672
*	MoneyGram International Inc.	302,923	2,617
	Fidelity & Guaranty Life	119,868	2,541
	Urstadt Biddle Properties Inc. Class A	86,418	1,993
*	Kearny Financial Corp.	136,613	1,855
	American National Insurance Co.	8,696	856
	Urstadt Biddle Properties Inc.	42,332	796
^	FXCM Inc. Class A	203,058	433
			4,776,915
Health Care (5.9%)
*	Community Health Systems Inc.	1,126,626	58,900
	Teleflex Inc.	421,001	50,870
*	Tenet Healthcare Corp.	1,000,392	49,529
*	Health Net Inc.	751,889	45,482
	STERIS Corp.	605,908	42,577
*	WellCare Health Plans Inc.	446,452	40,832
*	Alere Inc.	806,290	39,428
*	Charles River Laboratories International Inc.	480,730	38,117
	HealthSouth Corp.	846,810	37,564
*	LifePoint Hospitals Inc.	448,926	32,974
*	Amsurg Corp.	488,926	30,079
	Hill-Rom Holdings Inc.	574,207	28,136
*	Bio-Rad Laboratories Inc. Class A	206,100	27,861
*	Celldex Therapeutics Inc.	984,015	27,424
*	Molina Healthcare Inc.	354,682	23,867
*	Halyard Health Inc.	472,717	23,258
*	Prestige Brands Holdings Inc.	530,955	22,773
	Owens & Minor Inc.	640,517	21,675
*	Clovis Oncology Inc.	258,874	19,216
*	Magellan Health Inc.	270,942	19,188
	Kindred Healthcare Inc.	763,556	18,165
*	PTC Therapeutics Inc.	273,087	16,617
*	Ultragenyx Pharmaceutical Inc.	265,773	16,502
*,^ Kite Pharma Inc.		276,334	15,939
	Select Medical Holdings Corp.	1,067,112	15,825
*	Integra LifeSciences Holdings Corp.	249,654	15,391
*	Portola Pharmaceuticals Inc. Class A	364,933	13,853
*	Wright Medical Group Inc.	522,288	13,475
	CONMED Corp.	251,975	12,722
	PDL BioPharma Inc.	1,652,322	11,624
*	Ophthotech Corp.	222,213	10,340
*	Achillion Pharmaceuticals Inc.	1,025,911	10,115
*	Auspex Pharmaceuticals Inc.	94,864	9,512
*	Hanger Inc.	340,707	7,731
*	Surgical Care Affiliates Inc.	210,974	7,243
*,^ Juno Therapeutics Inc.		114,941	6,972
*	Infinity Pharmaceuticals Inc.	497,405	6,954
*	Chimerix Inc.	175,699	6,622
*	Orthofix International NV	178,242	6,397
*	PRA Health Sciences Inc.	212,865	6,139

	National HealthCare Corp.	93,278	5,943
*	Sage Therapeutics Inc.	118,062	5,930
	Invacare Corp.	300,052	5,824
	Ensign Group Inc.	114,960	5,387
*	Universal American Corp.	491,246	5,247
*	Nevro Corp.	88,700	4,251
*	LHC Group Inc.	127,045	4,196
*,^ Synergy Pharmaceuticals Inc.		885,289	4,090
*	Merit Medical Systems Inc.	210,137	4,045
*	Spark Therapeutics Inc.	37,299	2,891
*	BioScrip Inc.	329,641	1,460
*	Wright Medical Group Inc. CVR	71,097	306
			957,458
Industrials (20.7%)
*	Spirit AeroSystems Holdings Inc. Class A	1,433,044	74,819
*	Flextronics International Ltd.	5,813,597	73,687
	Huntington Ingalls Industries Inc.	490,621	68,761
	Broadridge Financial Solutions Inc.	1,227,649	67,533
	Total System Services Inc.	1,691,635	64,536
	Valspar Corp.	748,842	62,925
	Global Payments Inc.	681,132	62,446
	Carlisle Cos. Inc.	660,172	61,152
	IDEX Corp.	794,597	60,254
	Allegion plc	972,331	59,478
	PerkinElmer Inc.	1,148,045	58,711
	Trinity Industries Inc.	1,581,161	56,147
	Ryder System Inc.	538,222	51,072
*	AECOM	1,579,155	48,670
	Graphic Packaging Holding Co.	3,321,807	48,299
	Sonoco Products Co.	1,028,528	46,757
	Exelis Inc.	1,896,796	46,225
*	Orbital ATK Inc.	602,265	46,152
	Bemis Co. Inc.	989,962	45,845
*	Berry Plastics Group Inc.	1,207,648	43,705
	AptarGroup Inc.	657,433	41,760
	Jabil Circuit Inc.	1,766,311	41,296
	Belden Inc.	431,909	40,409
	World Fuel Services Corp.	695,653	39,986
	Packaging Corp. of America	499,641	39,067
	RR Donnelley & Sons Co.	2,029,540	38,947
	Oshkosh Corp.	793,704	38,725
	ITT Corp.	924,360	36,891
	Deluxe Corp.	506,732	35,106
	Babcock & Wilcox Co.	1,083,936	34,784
*	Teledyne Technologies Inc.	322,459	34,416
	Timken Co.	810,771	34,166
*	Esterline Technologies Corp.	286,109	32,737
	Regal-Beloit Corp.	408,616	32,657
*	Generac Holdings Inc.	664,590	32,359
	Curtiss-Wright Corp.	436,881	32,303
	SPX Corp.	374,687	31,811
*	WESCO International Inc.	452,674	31,637
	Triumph Group Inc.	512,616	30,613
*	Euronet Worldwide Inc.	507,712	29,828
	Crane Co.	472,787	29,507
*	CoreLogic Inc.	821,058	28,959
	EnerSys	448,731	28,827

	Booz Allen Hamilton Holding Corp. Class A	976,639	28,264
	EMCOR Group Inc.	607,918	28,250
*	Moog Inc. Class A	368,932	27,688
	Terex Corp.	1,025,078	27,257
	Kennametal Inc.	804,325	27,098
^	Valmont Industries Inc.	219,354	26,954
	Silgan Holdings Inc.	449,666	26,139
	GATX Corp.	450,245	26,105
	Con-way Inc.	585,129	25,822
	Covanta Holding Corp.	1,131,623	25,382
	Littelfuse Inc.	229,476	22,808
*	Rexnord Corp.	826,501	22,059
*	Anixter International Inc.	283,817	21,607
	KBR Inc.	1,473,603	21,338
	Convergys Corp.	905,389	20,706
*	Sanmina Corp.	844,873	20,437
	Barnes Group Inc.	499,439	20,222
*	Masonite International Corp.	289,924	19,500
*	Owens-Illinois Inc.	833,990	19,449
	Vishay Intertechnology Inc.	1,375,871	19,015
	AGCO Corp.	397,190	18,922
	Matson Inc.	437,218	18,433
	UniFirst Corp.	154,896	18,230
	ABM Industries Inc.	539,436	17,186
	Applied Industrial Technologies Inc.	376,090	17,052
	Korn/Ferry International	511,811	16,823
*,^ Knowles Corp.		864,365	16,656
	MSA Safety Inc.	323,596	16,141
	United Stationers Inc.	392,074	16,071
*	FTI Consulting Inc.	420,510	15,752
	Watts Water Technologies Inc. Class A	275,388	15,155
	Tetra Tech Inc.	626,819	15,056
*	Boise Cascade Co.	401,327	15,034
	Harsco Corp.	821,630	14,181
^	Greenbrier Cos. Inc.	241,943	14,033
*	Greatbatch Inc.	241,426	13,967
*	Plexus Corp.	342,332	13,957
*,^ NeuStar Inc. Class A		566,527	13,948
	G&K Services Inc. Class A	192,275	13,946
	Aircastle Ltd.	617,332	13,865
	Werner Enterprises Inc.	439,951	13,819
	TAL International Group Inc.	337,596	13,750
	Brink's Co.	493,888	13,646
	Actuant Corp. Class A	564,574	13,403
	Brady Corp. Class A	460,277	13,021
*	Benchmark Electronics Inc.	539,266	12,959
*	Itron Inc.	349,684	12,767
*	Meritor Inc.	1,002,321	12,639
	Granite Construction Inc.	357,752	12,571
*	PHH Corp.	519,994	12,568
	Insperity Inc.	231,516	12,106
*	MasTec Inc.	624,551	12,054
	Otter Tail Corp.	374,226	12,039
*	Louisiana-Pacific Corp.	721,941	11,919
	AAR Corp.	383,747	11,781
	Kaman Corp.	275,970	11,709
	MTS Systems Corp.	152,433	11,532

* UTi Worldwide Inc.	910,043	11,194
TimkenSteel Corp.	417,140	11,042
* Atlas Air Worldwide Holdings Inc.	251,916	10,837
Universal Forest Products Inc.	192,749	10,694
Standex International Corp.	129,722	10,654
Cubic Corp.	204,622	10,593
* Armstrong World Industries Inc.	182,040	10,462
* KLX Inc.	269,053	10,369
* TrueBlue Inc.	421,650	10,267
John Bean Technologies Corp.	281,080	10,040
* Sykes Enterprises Inc.	395,796	9,836
CIRCOR International Inc.	179,666	9,828
ESCO Technologies Inc.	251,970	9,822
Greif Inc. Class A	247,209	9,708
Mobile Mini Inc.	222,446	9,485
* Tutor Perini Corp.	395,535	9,236
ArcBest Corp.	238,044	9,020
ManTech International Corp. Class A	246,058	8,351
* Wesco Aircraft Holdings Inc.	544,345	8,339
McGrath RentCorp	251,534	8,278
* Coherent Inc.	125,719	8,167
General Cable Corp.	469,902	8,096
Astec Industries Inc.	186,420	7,994
Materion Corp.	204,869	7,873
Comfort Systems USA Inc.	360,018	7,575
EVERTEC Inc.	336,752	7,361
* Newport Corp.	384,888	7,336
AVX Corp.	513,232	7,324
* Navistar International Corp.	248,233	7,323
Mueller Water Products Inc. Class A	735,355	7,243
Encore Wire Corp.	189,650	7,184
Altra Industrial Motion Corp.	257,354	7,113
Textainer Group Holdings Ltd.	230,954	6,926
* Rofin-Sinar Technologies Inc.	285,687	6,922
* Aegion Corp. Class A	380,099	6,861
Quad/Graphics Inc.	281,867	6,477
Resources Connection Inc.	363,632	6,364
* Navigant Consulting Inc.	489,071	6,338
Hyster-Yale Materials Handling Inc.	81,284	5,957
Kforce Inc.	264,621	5,904
Albany International Corp.	145,511	5,784
* Monster Worldwide Inc.	877,465	5,563
Kelly Services Inc. Class A	296,691	5,174
* TTM Technologies Inc.	551,335	4,968
* Air Transport Services Group Inc.	529,110	4,878
* GrafTech International Ltd.	1,181,070	4,594
TeleTech Holdings Inc.	173,807	4,423
Checkpoint Systems Inc.	404,626	4,378
Park Electrochemical Corp.	202,817	4,373
* Nortek Inc.	49,401	4,360
* CAI International Inc.	169,558	4,166
Schnitzer Steel Industries Inc.	256,454	4,067
* Dice Holdings Inc.	440,315	3,928
Griffon Corp.	213,985	3,730
American Science & Engineering Inc.	75,282	3,678
Landauer Inc.	97,590	3,429
Black Box Corp.	147,899	3,096

	Acacia Research Corp.	243,114	2,601
*	Overseas Shipholding Group Inc. Class B	49,732	204
			3,366,543
Oil & Gas (4.5%)
*	Newfield Exploration Co.	1,618,943	56,809
*	First Solar Inc.	764,070	45,684
	Nabors Industries Ltd.	2,792,848	38,122
	QEP Resources Inc.	1,783,026	37,176
	Western Refining Inc.	751,247	37,104
	SM Energy Co.	685,242	35,413
	Superior Energy Services Inc.	1,521,366	33,987
	PBF Energy Inc. Class A	871,173	29,550
	Patterson-UTI Energy Inc.	1,413,265	26,534
	Denbury Resources Inc.	3,580,974	26,105
	California Resources Corp.	3,133,754	23,848
*,^ NOW Inc.		1,088,121	23,547
*,^ Ultra Petroleum Corp.		1,475,875	23,068
*	WPX Energy Inc.	2,065,680	22,578
	Exterran Holdings Inc.	665,221	22,332
	Delek US Holdings Inc.	523,633	20,814
*	Oil States International Inc.	521,701	20,748
	Bristow Group Inc.	335,469	18,266
	Atwood Oceanics Inc.	623,537	17,528
*	Helix Energy Solutions Group Inc.	969,062	14,497
*	Unit Corp.	506,662	14,176
*	MRC Global Inc.	984,679	11,668
*	SEACOR Holdings Inc.	165,850	11,555
*,^ McDermott International Inc.		2,414,176	9,270
^	Tidewater Inc.	476,159	9,114
^	Diamond Offshore Drilling Inc.	313,476	8,398
*	SunPower Corp. Class A	267,209	8,366
*	Stone Energy Corp.	539,823	7,925
	CVR Energy Inc.	176,540	7,514
*	Laredo Petroleum Inc.	572,439	7,465
*	Newpark Resources Inc.	811,042	7,389
*	Forum Energy Technologies Inc.	311,080	6,097
*	TETRA Technologies Inc.	770,230	4,760
	Alon USA Energy Inc.	283,646	4,700
	Green Plains Inc.	162,912	4,651
	Tesco Corp.	381,077	4,333
*	Parker Drilling Co.	1,181,378	4,123
*	EP Energy Corp. Class A	374,182	3,921
*	Hornbeck Offshore Services Inc.	163,336	3,072
^	CARBO Ceramics Inc.	100,217	3,058
	Gulfmark Offshore Inc.	230,934	3,011
^	EXCO Resources Inc.	1,535,358	2,810
	Civeo Corp.	1,088,846	2,766
*	Basic Energy Services Inc.	384,616	2,665
*	Bill Barrett Corp.	241,456	2,004
^	W&T Offshore Inc.	349,131	1,784
*	Contango Oil & Gas Co.	78,532	1,728
*	Pioneer Energy Services Corp.	311,248	1,687
*	ION Geophysical Corp.	666,677	1,447
*	Key Energy Services Inc.	669,804	1,219
*	Seventy Seven Energy Inc.	244,788	1,016
*	Willbros Group Inc.	204,973	679

*,^ Swift Energy Co.		64,451	139
			738,220
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	474,686	1,196

Technology (7.7%)
*	ON Semiconductor Corp.	4,427,139	53,613
	Brocade Communications Systems Inc.	4,292,992	50,936
*	NCR Corp.	1,624,913	47,951
	Pitney Bowes Inc.	2,047,884	47,757
	CDW Corp.	1,224,846	45,613
	Cypress Semiconductor Corp.	3,093,124	43,644
	Teradyne Inc.	2,198,904	41,449
*	VeriFone Systems Inc.	1,096,168	38,245
*	ARRIS Group Inc.	1,323,488	38,242
*	Verint Systems Inc.	616,728	38,194
	DST Systems Inc.	339,237	37,557
*	Ingram Micro Inc.	1,425,426	35,807
*	Microsemi Corp.	965,984	34,196
	Leidos Holdings Inc.	752,316	31,567
	j2 Global Inc.	461,317	30,299
*	CommScope Holding Co. Inc.	1,051,374	30,006
*	AOL Inc.	751,575	29,770
	Lexmark International Inc. Class A	627,719	26,578
	Mentor Graphics Corp.	994,156	23,890
	SYNNEX Corp.	301,217	23,269
*	Tech Data Corp.	388,825	22,462
*	CACI International Inc. Class A	245,436	22,070
*	Fairchild Semiconductor International Inc. Class A	1,189,303	21,621
*	Cirrus Logic Inc.	637,218	21,194
	Diebold Inc.	591,542	20,976
	Science Applications International Corp.	394,544	20,260
	Intersil Corp. Class A	1,325,674	18,984
	MKS Instruments Inc.	540,561	18,276
*	Polycom Inc.	1,363,094	18,265
*	Semtech Corp.	678,068	18,067
*	Rovi Corp.	933,990	17,008
*,^ Advanced Micro Devices Inc.		6,320,933	16,940
*	PMC-Sierra Inc.	1,747,939	16,221
*	Dycom Industries Inc.	328,971	16,067
*	OmniVision Technologies Inc.	589,414	15,543
	West Corp.	423,537	14,286
*	Progress Software Corp.	489,582	13,302
*	QLogic Corp.	886,641	13,069
*	Kulicke & Soffa Industries Inc.	779,457	12,183
*	ScanSource Inc.	291,053	11,831
*	Unisys Corp.	506,606	11,758
*	Cabot Microelectronics Corp.	232,725	11,629
*	Insight Enterprises Inc.	403,755	11,515
*	NETGEAR Inc.	335,482	11,031
	ADTRAN Inc.	542,808	10,134
*	Advanced Energy Industries Inc.	392,610	10,074
	CSG Systems International Inc.	331,279	10,068
*	Amkor Technology Inc.	1,084,697	9,583
^	Ebix Inc.	298,157	9,058
	Brooks Automation Inc.	650,065	7,560
	Micrel Inc.	459,020	6,922

*	MedAssets Inc.	306,187	5,762
*	Emulex Corp.	694,582	5,536
	Epiq Systems Inc.	296,312	5,313
*	FormFactor Inc.	574,361	5,095
	Comtech Telecommunications Corp.	156,969	4,544
*	Ixia	359,569	4,362
	Quality Systems Inc.	230,206	3,679
*	Harmonic Inc.	449,481	3,331
*	Mercury Systems Inc.	164,290	2,555
*	Pendrell Corp.	1,517,570	1,973
*	Systemax Inc.	130,179	1,591
*	Vectrus Inc.	53,862	1,373
			1,251,654
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	920,868	22,930
	Consolidated Communications Holdings Inc.	486,546	9,925
*	Vonage Holdings Corp.	1,823,731	8,954
*,^ Iridium Communications Inc.		811,901	7,884
	Atlantic Tele-Network Inc.	97,086	6,720
*	United States Cellular Corp.	130,005	4,644
	EarthLink Holdings Corp.	1,041,459	4,624
*	Intelsat SA	217,151	2,606
			68,287
Utilities (6.2%)
	AGL Resources Inc.	1,215,343	60,342
	UGI Corp.	1,755,049	57,197
	Atmos Energy Corp.	1,024,464	56,653
	Westar Energy Inc. Class A	1,342,097	52,020
	Aqua America Inc.	1,794,070	47,274
	TECO Energy Inc.	2,383,812	46,246
	Questar Corp.	1,782,496	42,530
	Great Plains Energy Inc.	1,566,152	41,785
*	Dynegy Inc.	1,200,759	37,740
	Vectren Corp.	838,920	37,030
	Cleco Corp.	616,985	33,638
	Hawaiian Electric Industries Inc.	1,041,789	33,462
	IDACORP Inc.	510,555	32,099
	UIL Holdings Corp.	574,519	29,542
	Piedmont Natural Gas Co. Inc.	798,834	29,485
	Portland General Electric Co.	794,649	29,473
	WGL Holdings Inc.	505,208	28,494
	Southwest Gas Corp.	473,933	27,569
	New Jersey Resources Corp.	867,895	26,957
	NorthWestern Corp.	476,759	25,645
	ALLETE Inc.	466,825	24,630
	PNM Resources Inc.	809,027	23,623
	Black Hills Corp.	453,780	22,889
	ONE Gas Inc.	519,551	22,460
	Laclede Group Inc.	417,756	21,397
	Avista Corp.	601,721	20,567
	South Jersey Industries Inc.	341,824	18,554
	El Paso Electric Co.	410,244	15,852
	MGE Energy Inc.	352,224	15,610
	American States Water Co.	388,594	15,501
	Northwest Natural Gas Co.	276,219	13,245
	California Water Service Group	485,411	11,897

Empire District Electric Co.			441,972	10,970
Atlantic Power Corp.			610,817	1,716
				1,014,092
Total Common Stocks (Cost $12,597,734)				16,232,961
	Coupon
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.2%)
[3,4] Vanguard Market Liquidity Fund	0.128%		197,797,847	197,798

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.130%	4/27/15	3,000	3,000
[6,7] Federal Home Loan Bank Discount Notes	0.135%	8/28/15	3,000	2,997
				5,997
Total Temporary Cash Investments (Cost $203,796)				203,795
Total Investments (100.9%) (Cost $12,801,530)				16,436,756
Other Assets and Liabilities-Net (-0.9%)[4]				(139,208)
Net Assets (100%)				16,297,548

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $117,628,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $123,624,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,898,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Small-Cap Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,231,765	—	1,196
Temporary Cash Investments	197,798	5,997	—
Futures Contracts—Assets[1]	23	—	—
Futures Contracts—Liabilities[1]	(170)	—	—
Swap Contracts—Liabilities	—	(80)	—
Total	16,429,416	5,917	1,196
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	394	49,207	547

Small-Cap Value Index Fund

E-mini S&P MidCap 400 Index	June 2015	49	7,447	106
653

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2015, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
				Rate	Appreciation
	Termination		Notional Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Ambac Financial Group Inc.	4/6/15	GSI	1,222	(0.568%)	(37)
Ambac Financial Group Inc.	4/6/15	GSI	948	(0.567%)	(28)
Ambac Financial Group Inc.	4/6/15	GSI	299	(0.569%)	(9)
Ambac Financial Group Inc.	4/6/15	GSI	200	(0.566%)	(6)
					(80)

Small-Cap Value Index Fund

1 GSI—Goldman Sachs International.

E. At March 31, 2015, the cost of investment securities for tax purposes was $12,806,794,000. Net unrealized appreciation of investment securities for tax purposes was $3,629,962,000, consisting of unrealized gains of $4,110,824,000 on securities that had risen in value since their purchase and $480,862,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 21, 2015
VANGUARD INDEX FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 21, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.